UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	Prudential Series Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	12/31/2005

Date of reporting period:	3/31/2005

Item 1.	Schedule of Investments [INSERT REPORT]

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

CONSERVATIVE BALANCED PORTFOLIO

March 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.5%
COMMON STOCKS — 58.0%
Aerospace — 1.2%
Boeing Co.	123,300	$7,208,118
General Dynamics Corp.	30,600	3,275,730
Honeywell International, Inc.	126,212	4,696,348
Lockheed Martin Corp.	67,200	4,103,232
Northrop Grumman Corp.	56,062	3,026,227
Raytheon Co.(b)	67,100	2,596,770
Rockwell Collins, Inc.	26,200	1,246,858
United Technologies Corp.	76,200	7,746,492

		33,899,775

Airlines — 0.1%
Delta Airlines, Inc.(a)(b)	20,600	83,430
Southwest Airlines Co.	117,300	1,670,352

		1,753,782

Apparel — 0.2%
Cintas Corp.(b)	21,300	879,903
Coach, Inc.(a)	28,100	1,591,303
Jones Apparel Group, Inc.	19,100	639,659
Nike, Inc. (Class “B” Stock)	38,800	3,232,428
Reebok International Ltd.(b)	9,000	398,700

		6,741,993

Autos - Cars & Trucks — 0.4%
Cummins Engine, Inc.	7,200	506,520
Dana Corp.	25,000	319,750
Delphi Automotive Systems Corp.	86,252	386,409
Ford Motor Co.(b)	274,795	3,113,427
General Motors Corp.(b)	81,791	2,403,838
Genuine Parts Co.	26,100	1,135,089
Navistar International Corp.(a)(b)	9,700	353,080
PACCAR, Inc.	27,775	2,010,632
Visteon Corp.(b)	11,311	64,586

		10,293,331

Banks & Savings & Loans — 4.2%
AmSouth Bancorporation(b)	53,900	1,398,705
Bank of New York Co., Inc. (The)(b)	115,500	3,355,275
BankAmerica Corp.	609,066	26,859,810
BB&T Corp.	80,100	3,130,308
Comerica, Inc.(b)	26,100	1,437,588
Compass Bancshares, Inc.	18,700	848,980
First Horizon National Corp.	17,000	693,430
Golden West Financial Corp.(b)	46,100	2,789,050
Huntington Bancshares, Inc.	33,836	808,680
J.P. Morgan & Chase Co.	528,001	18,268,835
KeyCorp Ltd.(b)	58,400	1,895,080
M&T Bank Corp.	17,500	1,786,050
Mellon Financial Corp.	62,000	1,769,480
National City Corp.	101,100	3,386,850
North Fork Bancorporation, Inc.	71,100	1,972,314
Northern Trust Corp.	32,600	1,416,144
PNC Financial Services Group, Inc. (The)	42,700	2,198,196
Providian Financial Corp.(a)(b)	43,100	739,596
Regions Financial Corp.	66,935	2,168,694
Sovereign Bancorp, Inc.	47,800	1,059,248
SunTrust Banks, Inc.(b)	54,800	3,949,436
U.S. Bancorp	276,885	7,979,826
Wachovia Corp.(b)	237,580	12,095,198
Wells Fargo & Co.	251,200	15,021,760
Zions Bancorp	12,550	866,201

		117,894,734

Business Services — 0.2%
Fiserv, Inc.(a)(b)	27,500	1,094,500
Omnicom Group, Inc.(b)	27,700	2,452,004
Robert-Half International, Inc.	26,600	717,136

		4,263,640

Chemicals — 0.8%
Air Products & Chemicals, Inc.	32,900	2,082,241
Dow Chemical Co.	141,531	7,055,320
Du Pont E.I. de Nemours & Co.	146,620	7,512,809
Eastman Chemical Co.(b)	11,400	672,600
Engelhard Corp.	18,100	543,543
Great Lakes Chemical Corp.	6,300	202,356
Hercules, Inc.(a)	17,500	253,575
Praxair, Inc.	48,100	2,302,066
Rohm & Haas Co.	33,511	1,608,528
Sigma-Aldrich Corp.	10,100	618,625

		22,851,663

Commercial Services
Convergys Corp.(a)	22,000	328,460

Computers — 0.8%
Apple Computer, Inc.(a)	118,000	4,917,060
Dell, Inc.(a)	368,700	14,165,454
Gateway, Inc.(a)	48,800	196,664
NCR Corp.(a)	26,400	890,736
Sun Microsystems, Inc.(a)	493,000	1,991,720

		22,161,634

Computer Services — 3.9%
Adobe Systems, Inc.	36,200	2,431,554

CONSERVATIVE BALANCED PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Affiliated Computer Services, Inc.(a)(b)	19,900	1,059,476
Autodesk, Inc.	36,600	1,089,216
Automatic Data Processing, Inc.	87,700	3,942,115
BMC Software, Inc.(a)	33,600	504,000
Cisco Systems, Inc.(a)	972,100	17,390,869
Citrix Systems, Inc.(a)(b)	27,200	647,904
Computer Associates International, Inc.(b)	83,764	2,270,004
Computer Sciences Corp.(a)(b)	28,800	1,320,480
Compuware Corp.(a)	59,000	424,800
Comverse Technology, Inc.(a)(b)	28,800	726,336
Electronic Arts, Inc.(a)	43,200	2,236,896
Electronic Data Systems Corp.	76,100	1,572,987
EMC Corp.(a)	372,450	4,588,584
First Data Corp.(b)	122,710	4,823,730
Intuit, Inc.(a)(b)	32,000	1,400,640
Mercury Interactive Corp.(a)(b)	13,000	615,940
Microsoft Corp.	1,532,400	37,038,108
Network Appliance, Inc.(a)(b)	54,500	1,507,470
Novell, Inc.(a)	55,200	328,992
Oracle Corp.(a)	695,200	8,676,096
Parametric Technology Corp.(a)	49,200	275,028
Seagate Technology, Inc.(a)(e)	33,700	0
Siebel Systems, Inc.(a)	66,800	609,884
SunGard Data Systems, Inc.(a)	43,400	1,497,300
Symantec Corp.(a)(b)	98,500	2,101,005
Symbol Technologies, Inc.	31,900	462,231
Unisys Corp.(a)	49,200	347,352
VERITAS Software Corp.(a)	63,048	1,463,975
Yahoo!, Inc.(a)	202,800	6,874,920

		108,227,892

Construction — 0.2%
Centex Corp.	18,400	1,053,768
Fluor Corp.(b)	11,300	626,359
KB Home	7,200	845,712
Pulte Homes, Inc.	18,200	1,340,066
Vulcan Materials Co.(b)	14,300	812,669

		4,678,574

Containers — 0.1%
Ball Corp.	17,600	730,048
Bemis Co., Inc.	14,400	448,128
Pactiv Corp.(a)	21,400	499,690
Sealed Air Corp.(a)	12,500	649,250

		2,327,116

Cosmetics & Soaps — 1.3%
Alberto-Culver Co. (Class “B” Stock)	11,850	567,141
Avon Products, Inc.	68,500	2,941,390
Colgate-Palmolive Co.	78,800	4,110,996
Gillette Co.	147,400	7,440,752
International Flavors & Fragrances, Inc.	15,100	596,450
Procter & Gamble Co. (The)	378,700	20,071,100

		35,727,829

Diversified Consumer Products — 0.8%
Altria Group, Inc.	306,700	20,055,113
Eastman Kodak Co.(b)	42,200	1,373,610
Fortune Brands, Inc.	21,100	1,701,293

		23,130,016

Diversified Office Equipment — 0.2%
Avery Dennison Corp. (Class “A” Stock)	15,500	959,915
Lexmark International, Inc.(a)	19,433	1,554,057
Pitney Bowes, Inc.	33,400	1,507,008
Xerox Corp.(a)	139,400	2,111,910

		6,132,890

Diversified Operations — 2.2%
Cendant Corp.	154,600	3,175,484
General Electric Co.	1,584,700	57,144,282

		60,319,766

Drugs & Medical Supplies — 6.4%
Abbott Laboratories	231,000	10,769,220
Allergan, Inc.	19,700	1,368,559
AmerisourceBergen Corp.(b)	15,700	899,453
Amgen, Inc.(a)	187,160	10,894,584
Bard (C.R.), Inc.	15,400	1,048,432
Bausch & Lomb, Inc.(b)	8,300	608,390
Baxter International, Inc.	90,500	3,075,190
Becton Dickinson & Co.	37,600	2,196,592
Biogen Idec, Inc.(a)	49,990	1,725,155
Biomet, Inc.	37,300	1,353,990
Boston Scientific Corp.(a)	124,600	3,649,534
Bristol-Myers Squibb Co.(b)	286,800	7,301,928
Cardinal Health, Inc.	64,950	3,624,210
Caremark Rx, Inc.(a)	70,100	2,788,578
Chiron Corp.(a)(b)	28,500	999,210
Eli Lilly & Co.	166,000	8,648,600
Express Scripts, Inc.(a)	13,000	1,133,470
Fisher Scientific International, Inc.(a)(b)	16,800	956,256
Forest Laboratories, Inc.(a)(b)	56,200	2,076,590
Genzyme Corp.(a)(b)	35,800	2,049,192
Gilead Sciences, Inc.(a)	65,400	2,341,320
Guidant Corp.	47,700	3,525,030
Hospira, Inc.(a)	23,860	769,962
Johnson & Johnson	446,348	29,976,732
King Pharmaceuticals, Inc.(a)	33,666	279,764
Laboratory Corp. of America Holdings(a)	20,300	978,460
Medco Health Solutions, Inc.(a)(b)	39,449	1,955,487
MedImmune, Inc.(a)(b)	37,700	897,637
Medtronic, Inc.(b)	181,900	9,267,805
Merck & Co., Inc.	328,800	10,643,256
Mylan Laboratories, Inc.(b)	32,900	582,988

CONSERVATIVE BALANCED PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Pfizer, Inc.	1,121,545	29,462,987
Quest Diagnostics, Inc.	15,000	1,576,950
Schering-Plough Corp.	216,700	3,933,105
St. Jude Medical, Inc.(a)	54,600	1,965,600
Stryker Corp.(b)	59,200	2,640,912
Watson Pharmaceuticals, Inc.(a)(b)	15,900	488,607
Wyeth	200,800	8,469,744
Zimmer Holdings, Inc.(a)(b)	36,200	2,816,722

		179,740,201

Education — 0.1%
Apollo Group, Inc. (Class “A” Stock)(a)(b)	29,300	2,169,958

Electronics — 2.1%
Advanced Micro Devices, Inc.(a)(b)	51,400	828,568
Altera Corp.(a)	58,000	1,147,240
Analog Devices, Inc.(b)	56,700	2,049,138
Applied Materials, Inc.	252,400	4,101,500
Applied Micro Circuits Corp.(a)(b)	49,000	161,210
Broadcom Corp. (Class “A” Stock)(a)	46,000	1,376,320
Emerson Electric Co.	62,100	4,032,153
Freescale Semiconductor, Inc. (Class “B” Stock)(a)	51,030	880,267
Intel Corp.	937,500	21,778,125
Jabil Circuit, Inc.(a)(b)	29,000	827,080
KLA-Tencor Corp.(b)	29,300	1,348,093
L-3 Communications Holdings, Inc.	17,200	1,221,544
Linear Technology Corp.(b)	47,000	1,800,570
LSI Logic Corp.(a)	57,200	319,748
Maxim Integrated Products, Inc.	49,300	2,014,891
Micron Technology, Inc.(a)	89,800	928,532
Molex, Inc.(b)	26,400	695,904
National Semiconductor Corp.	52,500	1,082,025
Novellus Systems, Inc.(a)(b)	22,000	588,060
NVIDIA Corp.(a)	24,000	570,240
PMC-Sierra, Inc.(a)	25,000	220,000
QLogic Corp.(a)	13,800	558,900
Rockwell Automation, Inc.	27,100	1,534,944
Sanmina-SCI Corp.(a)	71,700	374,274
Solectron Corp.(a)	141,600	491,352
Tektronix, Inc.	14,500	355,685
Teradyne, Inc.(a)(b)	27,300	398,580
Texas Instruments, Inc.	256,100	6,527,989
Xilinx, Inc.	52,300	1,528,729

		59,741,661

Financial Services — 4.7%
Ambac Financial Group, Inc.	15,900	1,188,525
American Express Co.(b)	183,600	9,431,532
Bear, Stearns & Co., Inc.(b)	17,116	1,709,888
Capital One Financial, Inc.(b)	35,700	2,669,289
Charles Schwab Corp. (The)	196,350	2,063,638
CIT Group, Inc.	31,500	1,197,000
Citigroup, Inc.	785,158	35,285,001
Countrywide Financial Corp.(b)	85,400	2,772,084
E*TRADE Financial Corp.(a)	54,000	648,000
Equifax, Inc.(b)	20,400	626,076
Fannie Mae	143,000	7,786,350
Federated Investors, Inc. (Class “B” Stock)	14,400	407,664
Fifth Third Bancorp(b)	81,721	3,512,369
Franklin Resources, Inc.(b)	34,000	2,334,100
Freddie Mac	101,200	6,395,840
Goldman Sachs Group, Inc. (The)	70,300	7,732,297
H&R Block, Inc.(b)	24,900	1,259,442
Janus Capital Group, Inc.(b)	38,400	535,680
Lehman Brothers Holdings, Inc.	41,200	3,879,392
Marshall & Ilsley Corp.(b)	31,800	1,327,650
MBNA Corp.	189,125	4,643,019
Merrill Lynch & Co., Inc.	139,000	7,867,400
Moody’s Corp.(b)	21,100	1,706,146
Morgan Stanley	167,180	9,571,055
Paychex, Inc.	54,500	1,788,690
Principal Financial Group, Inc.	45,200	1,739,748
SLM Corp.	62,800	3,129,952
State Street Corp.(b)	47,800	2,089,816
Synovus Financial Corp.	43,550	1,213,303
T. Rowe Price Group, Inc.	19,400	1,151,972
Washington Mutual, Inc.(b)	129,317	5,108,021

		132,770,939

Food & Beverage — 2.2%
Anheuser-Busch Companies, Inc.(b)	115,800	5,487,762
Archer Daniels Midland Co.	96,226	2,365,235
Brown-Forman Corp. (Class “B” Stock)	14,700	804,825
Campbell Soup Co.(b)	55,900	1,622,218
Coca-Cola Co.	344,600	14,359,482
Coca-Cola Enterprises, Inc.(b)	66,600	1,366,632
ConAgra Foods, Inc.	77,500	2,094,050
General Mills, Inc.(b)	54,600	2,683,590
H.J. Heinz & Co.	50,500	1,860,420
Hershey Foods Corp.	34,400	2,079,824
Kellogg Co.	57,800	2,501,006
McCormick & Co., Inc.(b)	18,000	619,740
Molson Coors Brewing Co.(b)	12,100	933,757
Pepsi Bottling Group, Inc.(b)	35,900	999,815
PepsiCo, Inc.	249,530	13,232,576
Sara Lee Corp.	116,600	2,583,856
Sysco Corp.(b)	93,300	3,340,140
Wrigley (William) Jr., Co.	29,700	1,947,429

		60,882,357

Forest Products — 0.2%
Georgia-Pacific Corp.	39,295	1,394,580
Louisiana-Pacific Corp.	14,500	364,530
MeadWestvaco Corp.	32,814	1,044,141
Plum Creek Timber Co., Inc.	27,500	981,750
Temple-Inland, Inc.	7,700	558,635
Weyerhaeuser Co.	35,400	2,424,900

		6,768,536

CONSERVATIVE BALANCED PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Gas Pipelines — 0.2%
Dynegy, Inc. (Class “A” Stock)(a)	54,100	211,531
Kinder Morgan, Inc.	17,600	1,332,320
People’s Energy Corp.	6,400	268,288
Sempra Energy	34,719	1,383,205
Williams Companies, Inc. (The)	76,700	1,442,727

		4,638,071

Hospitals/Hospital Management — 0.8%
HCA, Inc.	63,400	3,396,338
Health Management Associates, Inc. (Class “A” Stock)(b)	38,100	997,458
Humana, Inc.(a)	22,500	718,650
IMS Health, Inc.	33,700	821,943
Manor Care, Inc.	12,600	458,136
McKesson Corp.(b)	44,530	1,681,007
Tenet Healthcare Corp.(a)	71,000	818,630
UnitedHealth Group, Inc.	96,000	9,156,480
WellPoint, Inc.(a)	43,900	5,502,865

		23,551,507

Household Products & Personal Care — 0.3%
Clorox Co.	22,100	1,392,079
Kimberly-Clark Corp.	73,600	4,837,728
Leggett & Platt, Inc.(b)	30,400	877,952

		7,107,759

Housing Related — 0.4%
Lowe’s Companies, Inc.	114,100	6,513,969
Masco Corp.(b)	66,300	2,298,621
Maytag Corp.(b)	13,600	189,992
Newell Rubbermaid, Inc.(b)	38,314	840,609
Stanley Works (The)(b)	13,200	597,564
Whirlpool Corp.	9,100	616,343

		11,057,098

Instrument - Controls — 0.2%
Agilent Technologies, Inc.(a)	72,593	1,611,565
Applera Corp.-Applied Biosystems Group	27,400	540,876
Johnson Controls, Inc.	27,000	1,505,520
PerkinElmer, Inc.	23,500	484,805
Thermo Electron Corp.(a)	27,800	703,062
Waters Corp. (Bermuda)(a)	18,000	644,220

		5,490,048

Insurance — 2.4%
ACE Ltd. (Bermuda)(b)	40,700	1,679,689
Aetna, Inc.	44,400	3,327,780
AFLAC, Inc.	75,400	2,809,404
Allstate Corp.	100,600	5,438,436
American International Group, Inc.	389,388	21,575,989
Aon Corp.(b)	42,600	972,984
Chubb Corp. (The)(b)	28,600	2,267,122
CIGNA Corp.	20,100	1,794,930
Cincinnati Financial Corp.	25,750	1,122,957
Hartford Financial Services Group, Inc. (The)	43,900	3,009,784
Jefferson-Pilot Corp.	21,000	1,030,050
Lincoln National Corp.	24,700	1,114,958
Loews Corp.	28,100	2,066,474
Marsh & McLennan Companies., Inc.	76,700	2,333,214
MBIA, Inc.(b)	21,350	1,116,178
MetLife, Inc.	110,800	4,332,280
MGIC Investment Corp.	14,500	894,215
Progressive Corp.	29,900	2,743,624
SAFECO Corp.	19,000	925,490
St. Paul Companies, Inc.	98,035	3,600,826
Torchmark Corp.	15,100	788,220
UnumProvident Corp.(b)	43,110	733,732
XL Capital Ltd. (Class “A” Stock) (Cayman Islands)(b)	20,500	1,483,585

		67,161,921

Internet Services — 0.3%
eBay, Inc.(a)	182,800	6,811,128
Monster Worldwide, Inc.(a)(b)	18,000	504,900

		7,316,028

Leisure — 0.8%
Brunswick Corp.	15,500	726,175
Carnival Corp.(b)	84,400	4,372,764
Harrah’s Entertainment, Inc.	17,700	1,143,066
Hilton Hotels Corp.	57,500	1,285,125
International Game Technology Corp.	50,000	1,333,000
Marriott International, Inc. (Class “A” Stock)(b)	32,600	2,179,636
Starwood Hotels & Resorts Worldwide, Inc.(b)	27,700	1,662,831
Walt Disney Co. (The)	303,400	8,716,682

		21,419,279

Machinery — 0.5%
American Power Conversion Corp.	29,000	757,190
Caterpillar, Inc.	50,600	4,626,864
Deere & Co.	36,900	2,477,097
Dover Corp.	31,300	1,182,827
Eaton Corp.	23,000	1,504,200
Ingersoll-Rand Co. (Class “A” Stock)(Bermuda)	25,200	2,007,180
Parker Hannifin Corp.	17,210	1,048,433
Snap-On, Inc.	8,900	282,931

		13,886,722

Manufacturing — 0.6%
American Standard Co., Inc.	31,800	1,478,064

CONSERVATIVE BALANCED PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Cooper Industries, Ltd. (Class “A” Stock)	14,200	1,015,584
Illinois Tool Works, Inc.(b)	43,300	3,876,649
Tyco International Ltd. (Bermuda)	296,961	10,037,282

		16,407,579

Media — 1.9%
Clear Channel Communications, Inc.(b)	84,900	2,926,503
Comcast Corp. (Class “A” Stock)(a)	328,360	11,092,001
Dow Jones & Co., Inc.	10,000	373,700
Gannett Co., Inc.(b)	37,100	2,933,868
Interpublic Group of Companies, Inc. (The)(a)	57,200	702,416
Knight-Ridder, Inc.	11,500	773,375
McGraw Hill Companies, Inc. (The)	27,500	2,399,375
Meredith Corp.	7,000	327,250
New York Times Co. (The) (Class “A” Stock)(b)	22,100	808,418
News Corp. (Class “A” Stock)	417,600	7,065,792
R.R. Donnelley & Sons Co.	32,600	1,030,812
Time Warner, Inc.(a)	678,600	11,909,430
Tribune Co.(b)	46,250	1,843,988
Univision Communications, Inc.(a)(b)	47,000	1,301,430
Viacom, Inc. (Class “B” Stock)	255,469	8,897,985

		54,386,343

Metals - Ferrous — 0.1%
Allegheny Technologies, Inc.	14,200	342,362
Nucor Corp.(b)	24,100	1,387,196
United States Steel Corp.(b)	17,800	905,130

		2,634,688

Metals - Non Ferrous — 0.1%
Alcoa, Inc.	129,840	3,945,838

Mineral Resources
Phelps Dodge Corp.	13,793	1,403,162

Miscellaneous Basic Industry — 0.5%
AES Corp.(a)	96,200	1,575,756
Danaher Corp.(b)	45,500	2,430,155
Ecolab, Inc.(b)	37,400	1,236,070
ITT Industries, Inc.	13,600	1,227,264
Millipore Corp.(a)	8,200	355,880
Monsanto Co.	38,597	2,489,506
Pall Corp.	19,000	515,280
PPG Industries, Inc.	26,100	1,866,672
Textron, Inc.	19,600	1,462,552
W.W. Grainger, Inc.	13,100	815,737

		13,974,872

Miscellaneous - Consumer Growth/Staple — 0.4%
3M Co.	115,200	9,871,488
Black & Decker Corp.(b)	12,500	987,375

		10,858,863

Motorcycles — 0.1%
Harley-Davidson, Inc.(b)	42,500	2,454,800

Oil & Gas — 3.8%
Amerada Hess Corp.	13,700	1,318,077
Anadarko Petroleum Corp.	38,227	2,909,075
Ashland, Inc.	10,600	715,182
BJ Services Co.	22,700	1,177,676
ChevronTexaco Corp.(b)	316,672	18,465,144
ConocoPhillips	103,925	11,207,272
EOG Resources, Inc.(b)	35,000	1,705,900
Exxon Mobil Corp.	959,840	57,206,464
Kerr-McGee Corp.	22,925	1,795,715
KeySpan Corp.	24,700	962,559
Nabors Industries, Ltd. (Barbados)(a)	22,400	1,324,736
NICOR, Inc.	7,100	263,339
Sunoco, Inc.	10,700	1,107,664
Unocal Corp.(b)	38,200	2,356,558
Valero Energy Corp.	38,400	2,813,568

		105,328,929

Oil & Gas Exploration & Production — 0.6%
Burlington Resources, Inc.	57,500	2,879,025
Devon Energy Corp.	71,600	3,418,900
Marathon Oil Corp.	52,700	2,472,684
National-Oilwell Varco, Inc.(a)	19,200	896,640
Occidental Petroleum Corp.	59,900	4,263,083
Transocean, Inc.(a)	48,397	2,490,509
XTO Energy, Inc.	47,733	1,567,563

		17,988,404

Oil & Gas Services — 0.6%
Apache Corp.	48,914	2,995,004
Baker Hughes, Inc.(b)	49,350	2,195,582
El Paso Corp.	93,236	986,437
Halliburton Co.	75,000	3,243,750
Noble Corp.(b)	20,400	1,146,684
Rowan Companies, Inc.	15,400	460,922
Schlumberger Ltd.	88,900	6,265,672

		17,294,051

Paper — 0.1%
International Paper Co.(b)	72,073	2,651,566

Precious Metals — 0.1%
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)	26,000	1,029,860
Newmont Mining Corp.	66,700	2,818,075

		3,847,935

CONSERVATIVE BALANCED PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Railroads — 0.3%
Burlington Northern Santa Fe Corp.	56,100	3,025,473
CSX Corp.	30,200	1,257,830
Norfolk Southern Corp.	59,400	2,200,770
Union Pacific Corp.	37,800	2,634,660

		9,118,733

Real Estate Investment Trust — 0.3%
Apartment Investment & Management Co. (Class “A” Stock)(b)	13,300	494,760
Archstone-Smith Trust	24,300	828,873
Equity Office Properties Trust	62,300	1,877,099
Equity Residential Properties Trust	41,600	1,339,936
ProLogis	27,600	1,023,960
Simon Property Group, Inc.	34,100	2,065,778

		7,630,406

Restaurants — 0.5%
Darden Restaurants, Inc.	25,250	774,670
McDonald’s Corp.	191,700	5,969,538
Starbucks Corp.(a)	58,300	3,011,778
Wendy’s International, Inc.	18,400	718,336
Yum! Brands, Inc.	43,300	2,243,373

		12,717,695

Retail — 3.4%
Albertson’s, Inc.(b)	55,166	1,139,178
AutoNation, Inc.(a)(b)	40,900	774,646
AutoZone, Inc.(a)(b)	11,800	1,011,260
Bed Bath & Beyond, Inc.(a)	45,700	1,669,878
Best Buy Co., Inc.(b)	47,750	2,578,977
Big Lots, Inc.(a)	20,100	241,602
Circuit City Stores, Inc.	30,600	491,130
Costco Wholesale Corp.	68,100	3,008,658
CVS Corp.	59,500	3,130,890
Dillard’s, Inc.	12,600	338,940
Dollar General Corp.(b)	49,456	1,083,581
Family Dollar Stores, Inc.	23,000	698,280
Federated Department Stores, Inc.	25,800	1,641,912
Gap, Inc. (The)(b)	126,700	2,767,128
Home Depot, Inc.	326,150	12,471,976
J.C. Penney Corp., Inc.	41,000	2,128,720
Kohl’s Corp.(a)	51,300	2,648,619
Kroger Co. (The),(a)	110,046	1,764,037
Limited Brands, Inc.	58,406	1,419,266
Liz Claiborne, Inc.	16,800	674,184
May Department Stores Co.	44,100	1,632,582
Nordstrom, Inc.	19,600	1,085,448
Office Depot, Inc.(a)	46,400	1,029,152
OfficeMax, Inc.(b)	12,200	408,700
RadioShack Corp.	23,800	583,100
Sears Holdings Corp.(a)(b)	9,442	1,257,445
Sherwin-Williams Co.	20,800	914,992
Staples, Inc.(b)	74,900	2,354,107
SUPERVALU, Inc.(b)	20,000	667,000
Target Corp.	132,800	6,642,656
Tiffany & Co.(b)	20,000	690,400
TJX Companies, Inc. (The)(b)	70,600	1,738,878
Toys ‘R’ Us, Inc.(a)	29,600	762,496
Wal-Mart Stores, Inc.	517,100	25,911,881
Walgreen Co.	150,700	6,694,094

		94,055,793

Rubber
B.F. Goodrich Co.	16,200	620,298
Cooper Tire & Rubber Co.(b)	11,200	205,632
Goodyear Tire & Rubber Co. (The)(a)	24,500	327,075

		1,153,005

Supermarkets
Safeway, Inc.(a)(b)	69,000	1,278,570

Technology — 1.2%
Hewlett-Packard Co.(b)	446,048	9,786,293
International Business Machines Corp.	246,800	22,552,584

		32,338,877

Telecommunications — 2.6%
ADC Telecommunications, Inc.(a)	103,400	205,766
ALLTEL Corp.(b)	45,300	2,484,705
Andrew Corp.(a)(b)	27,700	324,367
AT&T Corp.(b)	119,404	2,238,825
Avaya, Inc.(a)	68,970	805,570
BellSouth Corp.(b)	270,300	7,106,187
CenturyTel, Inc.(b)	20,900	686,356
CIENA Corp.(a)	64,000	110,080
Citizens Communications Co.(b)	40,000	517,600
Corning, Inc.(a)(b)	210,700	2,345,091
JDS Uniphase Corp.(a)(b)	215,000	359,050
Lucent Technologies, Inc.(a)	655,955	1,803,876
Motorola, Inc.(b)	366,425	5,485,382
Nextel Communications, Inc. (Class “A” Stock)(a)	169,400	4,814,348
QUALCOMM, Inc.	243,200	8,913,280
Qwest Communications International, Inc.(a)(b)	263,557	975,161
SBC Communications, Inc.	491,208	11,636,718
Scientific-Atlanta, Inc.	24,100	680,102
Sprint Corp.(b)	216,000	4,914,000
Tellabs, Inc.(a)(b)	66,600	486,180
Verizon Communications, Inc.	416,376	14,781,348

		71,673,992

Textiles
VF Corp.(b)	15,600	922,584

Tobacco — 0.1%
Reynolds American, Inc.(b)	21,500	1,732,685
UST, Inc.(b)	23,800	1,230,460

		2,963,145

CONSERVATIVE BALANCED PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Toys — 0.1%
Hasbro, Inc.(b)	27,400	560,330
Mattel, Inc.(b)	64,951	1,386,704

		1,947,034

Travel Services
Sabre Holdings Corp.(b)	22,226	486,305

Trucking/Shipping — 0.6%
FedEx Corp.	45,100	4,237,145
Ryder System, Inc.	9,500	396,150
United Parcel Service, Inc.	166,200	12,089,388

		16,722,683

Utilities - Electric & Gas — 1.7%
Allegheny Energy, Inc.(a)(b)	15,000	309,900
Ameren Corp.(b)	29,600	1,450,696
American Electric Power Co., Inc.(b)	59,160	2,014,989
Calpine Corp.(a)(b)	67,200	188,160
CenterPoint Energy, Inc.	46,200	555,786
Cinergy Corp.	27,300	1,106,196
CMS Energy Corp.(a)(b)	25,000	326,000
Consolidated Edison, Inc.(b)	36,300	1,531,134
Constellation Energy Group	25,900	1,339,030
Dominion Resources, Inc.	48,616	3,618,489
DTE Energy Co.	25,000	1,137,000
Duke Energy Co.(b)	140,500	3,935,405
Edison International	48,300	1,676,976
Entergy Corp.	32,700	2,310,582
Exelon Corp.	97,974	4,496,027
FirstEnergy Corp.	50,101	2,101,737
FPL Group, Inc.(b)	55,400	2,224,310
NiSource, Inc.	38,200	870,578
PG&E Corp.	57,300	1,953,930
Pinnacle West Capital Corp.(b)	14,000	595,140
PPL Corp.	29,300	1,581,907
Progress Energy, Inc.(b)	37,583	1,576,607
Public Service Enterprise Group, Inc.(b)	35,600	1,936,284
Southern Co.	107,900	3,434,457
TECO Energy, Inc.(b)	32,600	511,168
TXU Corp.	36,100	2,874,643
Xcel Energy, Inc.(b)	61,910	1,063,614

		46,720,745

Waste Management — 0.1%
Allied Waste Industries, Inc.(a)(b)	45,700	334,067
Waste Management, Inc.	84,042	2,424,612

		2,758,679

TOTAL COMMON STOCKS (cost $1,589,898,595)		1,620,100,456

	Interest Rate	Maturity Date		Moody’s Rating (Unaudited)	Principal Amount (000)	Value
LONG-TERM BONDS — 36.5%
Aerospace/Defense — 0.3%
Boeing Capital Corp.	6.10%	03/01/11	(b)	A3	$1,125	1,197,197
Goodrich Corp.	7.625%	12/15/12	(b)	Baa3	1,340	1,554,761
Lockheed Martin Corp.	8.50%	12/01/29		Baa2	770	1,043,333
Northrop Grumman Corp.	7.125%	02/15/11	(b)	Baa2	2,125	2,369,770
Raytheon Co.	4.50%	11/15/07		Baa3	194	196,682
	5.50%	11/15/12		Baa3	775	800,448
	6.55%	03/15/10	(b)	Baa3	1,150	1,232,479
	8.30%	03/01/10		Baa3	700	803,712

						9,198,382

Airlines — 0.1%
Continental Airlines, Inc.,
Series 1998-1, Class A	6.648%	09/15/17		Baa3	390	369,707
Series 2000-1, Class A-1	8.048%	11/01/20		Baa3	198	195,115
Southwest Airlines Co.	6.50%	03/01/12		Baa1	1,290	1,374,349

						1,939,171

Asset Backed Securities — 1.0%
American Express Credit Account Master Trust I, (cost $1,510,000; purchased 8/6/04)
Series 2004-4, Class C (h)(j)(k)	3.28%	03/15/12		Baa2	1,510	1,519,909
Series 2004-C, Class C (h)	3.31%	02/15/12		Baa2	1,875	1,879,063
Bank One Issuance Trust
Series 2003-C1, Class C1	4.54%	09/15/10		Baa2	2,445	2,439,935
Centex Home Equity
Series 2005-A, Class M2	3.35%	01/25/35	(h)	Aa2	2,250	2,251,868
Citibank Credit Card Issuance Trust I,
Series 2003-C3, Class C3	4.45%	04/07/10		Baa2	1,700	1,690,253
Equity One ABS, Inc.
Series 04-3, Class M1	5.70%	07/25/34		Aa2	1,660	1,672,224
Household Mortgage Loan Trust
Series 2003-HC2, Class M	3.45%	06/20/33	(h)	Aa2	1,182	1,182,903
Series 2004-HC1, Class M	3.35%	02/20/34	(h)	Aa2	943	943,297

CONSERVATIVE BALANCED PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating (Unaudited)	Principal Amount (000)	Value
Hyundai Auto Receivables Trust
Series 2003-A, Class A4	3.02%	10/15/10		Aaa	2,700	2,637,749
MBNA Master Credit Card Trust,
Series 1999-J, Class A	7.00%	02/15/12		Aaa	2,370	2,601,922
Series 2000-E, Class A	7.80%	10/15/12		Aaa	3,810	4,370,411
Prestige Auto Receivables Trust, 144A,
Series 2004-1, Class A2, (cost $2,009,903; purchased 6/23/04)(j)(k)	3.69%	06/15/11		Aaa	2,010	2,000,972
Residential Asset Mortgage Products, Inc.
Series 2004-RS12, Class MII1	3.42%	12/25/34	(h)	Aa1	1,755	1,762,931
WFS Financial Owner Trust
Series 2004-4, Class D	3.58%	05/17/12		Baa2	1,810	1,790,679

						28,744,116

Automotive — 0.5%
Auburn Hills Trust, Inc.	12.375%	05/01/20		A3	1,410	2,111,613
Equus Cayman Finance Ltd. (Cayman Islands)	5.50%	09/12/08	(j)	Baa3	410	414,155
Ford Motor Credit Co.	5.70%	01/15/10		A3	850	800,663
	7.00%	10/01/13	(b)	A3	1,180	1,143,084
	7.375%	02/01/11		A3	3,225	3,204,150
General Motors Acceptance Corp.	6.125%	01/22/08		Baa1	1,500	1,439,776
	6.75%	12/01/14	(b)	Baa1	1,980	1,710,332
	6.875%	09/15/11	(b)	Baa1	2,365	2,139,949
	8.00%	11/01/31	(b)	Baa1	620	539,923
Hyundai Motor Manufacturing LLC(j)	5.30%	12/19/08	(b)	Baa3	650	651,613
Nissan Motor Acceptance Corp.	4.625%	03/08/10	(j)	Baa1	600	591,547

						14,746,805

Banking — 0.8%
Bank of America Corp.	5.375%	06/15/14	(b)	Aa2	2,740	2,783,769
Bank One Corp.	7.875%	08/01/10		A1	2,500	2,847,760
Citigroup, Inc.	5.00%	09/15/14		Aa2	513	503,651
	5.625%	08/27/12		Aa2	1,900	1,968,448
	6.00%	10/31/33		Aa2	985	1,013,680
	6.625%	06/15/32		Aa2	1,290	1,438,399
J.P. Morgan & Chase Co.	4.50%	11/15/10		Aa3	1,005	989,604
	5.25%	05/30/07		Aa3	660	673,004
	6.50%	01/15/09		A1	1,100	1,172,239
Mizuho Finance Group (Cayman Islands)	5.79%	04/15/14	(j)	A2	1,060	1,074,098
Santander Central Hispano Issuances Ltd. (Cayman Islands)	7.625%	09/14/10		A1	1,005	1,136,812
Wachovia Corp.	7.80%	08/18/10		Aa3	2,400	2,749,174
Washington Mutual, Inc.,	5.125%	01/15/15		A3	635	618,440
Wells Fargo & Co.	5.375%	02/07/35		Aa1	575	548,523
Wells Fargo Bank	5.125%	09/15/16		Aa2	410	405,487
	6.45%	02/01/11		Aa1	2,300	2,496,765

						22,419,853

Brokerage — 0.4%
Goldman Sachs Group, Inc. (The),	5.125%	01/15/15		Aa3	1,350	1,318,024
	6.345%	02/15/34		A1	1,250	1,281,110
Lehman Brothers Holdings, Inc.	4.80%	03/13/14		A1	220	212,188
	6.625%	01/18/12		A1	1,800	1,966,820
Merrill Lynch & Co., Inc.	4.25%	02/08/10		Aa3	1,470	1,430,916
	5.00%	01/15/15		Aa3	2,385	2,311,303
Morgan Stanley,	4.00%	01/15/10	(b)	Aa3	1,660	1,598,077
	4.75%	04/01/14		A1	1,510	1,437,700

						11,556,138

Building Materials & Construction — 0.2%
American Standard, Inc.	7.625%	02/15/10		Baa3	1,000	1,113,321
D.R. Horton, Inc.	5.625%	09/15/14		Ba1	1,550	1,471,446
Hanson PLC, (United Kingdom)	7.875%	09/27/10	(b)	Baa1	1,270	1,442,146
Ryland Group, Inc.	5.375%	06/01/08		Baa3	575	581,884

						4,608,797

Cable — 0.1%
Cox Communications, Inc.	4.625%	01/15/10	(j)	Baa3	1,535	1,491,569
	5.45%	12/15/14	(j)	Baa3	830	808,011

						2,299,580

Capital Goods — 0.4%
Caterpillar, Inc.	7.25%	09/15/09		A2	1,000	1,100,752
Cooper Cameron Corp.	2.65%	04/15/07		Baa1	425	409,625
Fedex Corp.	2.65%	04/01/07		Baa2	2,100	2,034,992
Honeywell International, Inc.	6.125%	11/01/11		A2	1,420	1,516,103

CONSERVATIVE BALANCED PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating (Unaudited)	Principal Amount (000)	Value
Hutchison Whampoa International Ltd. (Cayman Islands)	5.45%	11/24/10	(j)	A3	1,090	1,104,364
Tyco International Group SA (Luxembourg)	6.00%	11/15/13		Baa3	1,640	1,721,910
United Technologies Corp.	6.35%	03/01/11	(f)	A2	990	1,068,132
	8.875%	11/15/19		A2	640	849,125
Waste Management, Inc.	7.75%	05/15/32		Baa3	680	833,037

						10,638,040

Chemicals — 0.5%
Dow Chemical Co.,	5.97%	01/15/09		A3	430	449,964
	6.00%	10/01/12		A3	876	933,773
	6.125%	02/01/11		A3	890	952,530
Eastman Chemical Co.,	3.25%	06/15/08		Baa2	920	881,492
	7.00%	04/15/12	(b)	Baa2	575	644,344
Huntsman International LLC	9.875%	03/01/09		B2	2,200	2,376,000
IMC Global, Inc.	11.25%	06/01/11		Ba3	2,250	2,508,750
Lubrizol Corp.	4.625%	10/01/09		Baa3	1,090	1,073,738
Lyondell Chemical Co.	9.50%	12/15/08		B1	2,700	2,889,000

						12,709,591

Collateralized Mortgage Obligations — 0.5%
Bank of America Mortgage Securities
Series 2005-A, Class 2A1	4.494%	02/25/35	(h)	Aaa	1,860	1,843,326
Series 2005-B, Class 2A1	4.428%	03/25/35	(h)	Aaa	1,874	1,853,867
Countrywide Alternative Loan Trust
Series 2004-18CB, Class 3A1	5.25%	09/25/19		Aaa	3,455	3,425,151
Master Alternative Loans Trust,
Series 2004-4, Class 4A1	5.00%	04/25/19		Aaa	870	874,824
Structured Adjustable Rate Mortgage Loan,
Ser. 2004-1, Class 4A3	4.17%	02/25/34	(h)	Aaa	3,017	3,012,187
Washington Mutual Alternative Loan Trust Series 2005-1, Class 3A (cost $1,755,330; purchased 2/14/05)(k)	5.00%	03/25/20		Aaa	1,736
						1,745,256
Washington Mutual, Inc.,
Series 2002-AR15, Class A5	4.38%	12/25/32	(h)	Aaa	1,231	1,222,723

						13,977,334

Commercial Mortgage Backed Securities — 3.0%
Banc of America Commercial Mortgage, Inc.
Series 2003-2, Class A5	4.873%	03/11/41		AAA(d)	3,350	3,348,009
Series 2004-2, Class A4	4.153%	11/10/38		Aaa	3,680	3,547,936
Chase Commercial Mortgage Securities
Corp., Series 1997-1, Class A2	7.37%	06/19/29		AAA(d)	4,043	4,204,976
Commercial Mortgage Pass-Through Certificate,
Series 2004-LB2A, Class X2	1.24%	03/10/39	(j)	Aaa	18,484	749,135
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C4, Class A4	4.283%	10/15/39		Aaa	1,500	1,450,066
DLJ Commercial Mortgage Corp.
Series 2000-CF1, Class A1B	7.62%	06/10/33		AAA(d)	3,200	3,577,738
GE Commercial Mortgage Corp.,
Series 04-C1, Class A3	4.596%	11/10/38		Aaa	1,800	1,744,430
Series 04-C2, Class X2	0.674%	03/10/40	(h)	Aaa	33,935	931,004
Greenwich Capital Commercial Funding Corp.,
Series 03-C1, Class A4	4.111%	07/05/35		Aaa	10,000	9,431,167
Series 03-C2, Class A2	4.022%	01/05/36		Aaa	6,600	6,448,665
Series 03-C2, Class A3	4.533%	01/05/36		Aaa	3,570	3,517,947
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C2, Class A3	5.215%	05/15/41	(h)	Aaa	6,228	6,318,038
J.P. Morgan Commercial Mortgage Finance Corp.,
Series 00-C10, Class A2	7.371%	08/15/32		Aaa	6,500	7,198,807
Keycorp.
Series 00-C1, Class A2	7.727%	05/17/32		Aaa	11,180	12,504,681
Merrill Lynch Mortgage Trust
Series 2004-Key 2, Class A3	4.615%	08/12/39		Aaa	1,900	1,858,636
Series 2004-MKB1, Class A3	4.892%	02/12/42		Aaa	3,950	3,935,805
PNC Mortgage Acceptance Corp.,
Series 99-CM1, Class A1B	7.33%	12/10/32		AAA(d)	3,860	4,254,469
UBS Commercial Mortgage Trust,
Series 03-C8, Class A3	4.83%	11/15/27		Aaa	2,720	2,713,211
Series 04-C6, Class A5	4.826%	08/15/29	(h)	AAA(d)	5,000	4,955,915

CONSERVATIVE BALANCED PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating (Unaudited)	Principal Amount (000)	Value
Wachovia Bank Commercial Mortgage Trust,
Series 02-C2, Class A4	4.98%	11/15/34		Aaa	1,700	1,700,927

						84,391,562

Consumer — 0.1%
Cendant Corp.,	6.25%	01/15/08		Baa1	1,010	1,051,256
	6.875%	08/15/06		Baa1	1,715	1,775,010
	7.375%	01/15/13		Baa1	45	50,837

						2,877,103

Electric — 0.9%
Arizona Public Service Co.	7.625%	08/01/05		Baa1	5,000	5,068,480
Boston Edison Co.	4.875%	04/15/14		A1	730	722,067
CenterPoint Energy Houston Electric LLC	5.70%	03/15/13		Baa2	1,070	1,108,219
	6.95%	03/15/33		Baa2	800	936,915
Consumers Energy Co.	5.375%	04/15/13		Baa3	435	438,064
Dominion Resources, Inc.	5.125%	12/15/09		Baa1	1,255	1,272,083
Duke Capital LLC	4.331%	11/16/06		Baa3	920	920,618
	6.25%	02/15/13		Baa3	305	321,849
	8.00%	10/01/19		Baa3	280	332,183
Energy East Corp.	6.75%	09/15/33		Baa2	805	890,877
FirstEnergy Corp.	7.375%	11/15/31		Baa3	960	1,087,394
Florida Power & Light Co.	5.95%	10/01/33		Aa3	790	844,894
Indiana Michigan Power Co.	5.05%	11/15/14		Baa2	575	562,727
National Rural Utilities Cooperative Finance Corp.	7.25%	03/01/12		A2	235	265,601
NiSource Finance Corp.	7.625%	11/15/05		Baa3	750	767,229
Oncor Electric Delivery Co.	6.375%	01/15/15		Baa1	465	501,023
	7.00%	09/01/22		Baa2	545	616,937
	7.25%	01/15/33		Baa1	340	404,075
Pacific Gas & Electric Co.	6.05%	03/01/34		Baa1	2,500	2,567,037
Pepco Holdings, Inc.	5.50%	08/15/07		Baa2	735	752,023
PPL Electric Utilities Corp.	6.25%	08/15/09		Baa1	1,900	2,020,471
Progress Energy, Inc.	6.75%	03/01/06		Baa2	1,825	1,870,371
Southern California Edison Co.	4.65%	04/01/15		A3	610	584,296
	8.00%	02/15/07		A3	592	630,367
Xcel Energy, Inc.	3.40%	07/01/08		Baa1	785	757,578
	7.00%	12/01/10		Baa1	250	275,301

						26,518,679

Energy - Integrated — 0.2%
Conoco, Inc.	6.95%	04/15/29		A3	755	899,980
ConocoPhillips	8.75%	05/25/10		A3	1,900	2,248,418
Marathon Oil Corp.	6.125%	03/15/12		Baa1	990	1,056,814

						4,205,212

Energy - Other — 0.6%
BJ Services Co.	7.00%	02/01/06		Baa2	4,000	4,080,916
Chesapeake Energy Corp.	8.125%	04/01/11		Ba3	1	1,059
Devon Energy Corp.	2.75%	08/01/06		Baa2	2,810	2,748,321
Devon Financing Corp.	6.875%	09/30/11		Baa2	60	66,062
Halliburton Co.	5.50%	10/15/10		Baa2	200	205,767
Kerr-McGee Corp.,	5.875%	09/15/06		Baa3	1,305	1,326,335
	6.875%	09/15/11		Baa3	100	106,944
Nexen, Inc.	5.875%	03/10/35		Baa2	920	879,962
Occidental Petroleum Corp.	6.75%	01/15/12		Baa1	1,655	1,830,898
Ocean Energy, Inc.	7.25%	10/01/11		Baa3	240	268,258
Parker & Parsley Petroleum Co.	8.875%	04/15/05		Baa3	1,375	1,377,871
Precision Drilling Corp. (Canada)	5.625%	06/01/14		BBB+(d)	500	511,774
Union Oil Co. of California	7.35%	06/15/09		Baa2	820	904,178
Valero Energy Corp.	7.50%	04/15/32		Baa3	185	223,022
Woodside Petroleum Ltd. (Australia)	5.00%	11/15/13	(j)	Baa1	1,800	1,785,472

						16,316,839

Foods — 0.7%
Albertson’s, Inc.	8.00%	05/01/31		Baa2	335	394,372
Archer Daniels Midland Co.	8.125%	06/01/12		A2	395	472,943
Cadbury Schweppes American Finance, Inc.	3.875%	10/01/08	(j)	Baa2	1,050	1,027,320

CONSERVATIVE BALANCED PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating (Unaudited)	Principal Amount (000)	Value
Cargill, Inc.	3.625%	03/04/09	(j)	A2	2,430	2,352,169
ConAgra Foods, Inc.	7.875%	09/15/10		Baa1	865	988,761
General Mills, Inc.	5.125%	02/15/07		Baa2	500	508,430
Kellogg Co.	6.60%	04/01/11	(b)	Baa1	2,435	2,654,162
Kraft Foods, Inc.,	4.625%	11/01/06		A3	3,405	3,427,306
	5.25%	06/01/07		A3	400	407,222
	5.625%	11/01/11		A3	1,065	1,105,052
Kroger Co. (The),	6.75%	04/15/12		Baa2	310	337,843
	6.80%	04/01/11		Baa2	575	623,355
PepsiAmericas, Inc.	4.875%	01/15/15		Baa1	720	704,783
Safeway, Inc.	2.50%	11/01/05		Baa2	1,800	1,785,417
	4.95%	08/16/10		Baa2	440	433,566
Tricon Global Restaurants, Inc.	8.875%	04/15/11		Baa3	475	569,132
Tyson Foods, Inc.,	6.625%	10/17/05		Baa3	485	491,328
	7.25%	10/01/06		Baa3	525	547,787
	8.25%	10/01/11		Baa3	110	127,586

						18,958,534

Gaming — 0.1%
Harrah’s Operating Co., Inc.,	5.50%	07/01/10		Baa3	970	986,775
	7.125%	06/01/07		Baa3	365	383,522

						1,370,297

Health Care & Pharmaceutical — 0.4%
Bristol-Myers Squibb Co.	5.75%	10/01/11		A1	760	793,809
GlaxoSmithKline Capital, Inc.	4.375%	04/15/14		Aa2	330	314,465
Hospira, Inc.	5.90%	06/15/14		Baa3	950	988,871
Merck & Co., Inc.	5.95%	12/01/28		Aa3	205	211,865
Pharmacia Corp.	6.60%	12/01/28		Aaa	1,150	1,324,537
	6.75%	12/15/27		Aaa	785	911,246
Schering-Plough Corp.	5.55%	12/01/13		Baa1	1,995	2,038,000
WellPoint, Inc.	3.50%	09/01/07		Baa1	1,970	1,934,379
	5.00%	12/15/14	(j)	Baa1	1,085	1,064,503
	5.95%	12/15/34	(j)	Baa1	990	994,016
Wyeth	6.45%	02/01/24	(f)	Baa1	615	664,048

						11,239,739

Insurance — 0.2%
American International Group, Inc.	4.25%	05/15/13		AA+(d)	900	845,383
Aon Corp.	8.65%	05/15/05		Baa2	965	970,819
Axa (France)	8.60%	12/15/30		A3	230	301,685
Everest Reinsurance Holdings (Bermuda)	5.40%	10/15/14		A3	780	768,446
Hartford Financial Services Group, Inc. (The)	4.75%	03/01/14	(b)	A3	660	633,330
Liberty Mutual Group,	7.00%	03/15/34	(j)	Baa3	910	936,364
Marsh & McLennan Companies., Inc.	5.375%	07/15/14	(b)	Baa2	290	278,213
MetLife, Inc.	6.125%	12/01/11		A2	435	463,536
	6.375%	06/15/34		A2	160	172,235
W.R. Berkley Corp.	6.15%	08/15/19		Baa2	575	567,746
XL Capital Ltd. (Cayman Islands)	5.25%	09/15/14		A2	110	108,548

						6,046,305

Lodging — 0.2%
Carnival Corp. (Panama)	3.75%	11/15/07		A3	2,845	2,795,970
Carnival PLC (United Kingdom)	7.30%	06/01/07		A3	345	364,445
Host Marriott LP	7.00%	08/15/12	(b)	Ba3	1,500	1,485,000
La Quinta Inns, Inc.,	7.40%	09/15/05		Ba3	2,200	2,222,000

						6,867,415

Media & Entertainment — 0.3%
AOL Time Warner, Inc.	7.70%	05/01/32		Baa1	830	985,370
British Sky Broadcasting Group PLC (United Kingdom)	7.30%	10/15/06		Baa2	785	820,006
Clear Channel Communications, Inc.	7.65%	09/15/10		Baa3	300	328,417
	8.00%	11/01/08		Baa3	745	802,968
News America Holdings, Inc.	5.30%	12/15/14	(j)	Baa3	1,800	1,763,286
	7.625%	11/30/28		Baa3	1,360	1,566,362
Time Warner, Inc.	7.25%	10/15/17		Baa1	1,040	1,179,313
Viacom, Inc.	7.875%	07/30/30		A3	470	558,280
Walt Disney Co. (The),	5.375%	06/01/07		Baa1	300	305,150
	6.75%	03/30/06		Baa1	1,365	1,401,264

						9,710,416

CONSERVATIVE BALANCED PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating (Unaudited)	Principal Amount (000)	Value
Metals
Alcan, Inc. (Canada)	5.20%	01/15/14		Baa1	230	231,593
	6.125%	12/15/33		Baa1	155	164,465

						396,058

Municipals — 0.2%
Illinois St. Taxable Pension, G.O.	5.10%	06/01/33		Aa3	5,300	5,090,544

Non Captive Finance — 0.5%
Capital One Bank,	6.50%	06/13/13	(g)	Baa3	10	10,738
	6.875%	02/01/06		Baa2	2,040	2,088,540
Capital One Financial Corp.	5.25%	02/21/17		Baa3	385	367,053
CIT Group, Inc.	4.25%	02/01/10		A2	480	465,760
	5.50%	11/30/07		A2	1,285	1,315,851
General Electric Capital Corp.,	6.125%	02/22/11		Aaa	2,865	3,060,574
	6.75%	03/15/32		Aaa	2,700	3,116,672
Household Finance Corp.,	4.75%	05/15/09		A1	640	640,839
	6.375%	11/27/12	(f)	A1	225	243,276
	7.00%	05/15/12		A1	1,770	1,973,067
HSBC Finance Corp.	6.75%	05/15/11		A1	570	623,998
International Lease Finance Corp.	3.50%	04/01/09	(b)	A1	750	717,839

						14,624,207

Paper — 0.3%
Georgia-Pacific Corp.	8.625%	04/30/25		Ba3	3,550	3,700,875
International Paper Co.	5.25%	04/01/16		Baa2	625	614,256
MeadWestvaco Corp.	2.75%	12/01/05		Baa2	1,310	1,302,204
	6.80%	11/15/32		Baa2	795	872,196
Weyerhaeuser Co.,	7.375%	03/15/32		Baa2	445	520,252

						7,009,783

Pipelines & Other — 0.3%
Atmos Energy Corp.	4.00%	10/15/09		Baa3	1,605	1,545,317
Duke Energy Field Services Corp.	7.875%	08/16/10		Baa2	1,355	1,538,636
Enbridge, Inc.	4.90%	03/01/15		A3	630	616,626
Enterprise Products Operating L.P.	4.00%	10/15/07		Baa3	1,000	979,025
	6.375%	02/01/13	(j)	Baa3	930	974,877
	5.00%	03/01/15	(b)	Baa3	1,205	1,129,614
Magellan Midstream Partners LP	5.65%	10/15/16	(b)	Ba1	770	766,763
Sempra Energy	4.621%	05/17/07		Baa1	790	793,132

						8,343,990

Railroads — 0.1%
Norfolk Southern Corp.	7.80%	05/15/27		Baa1	645	806,291
Union Pacific Corp.,	6.625%	02/01/08		Baa2	1,755	1,854,919

						2,661,210

Real Estate Investment Trust — 0.4%
ERP Operating LP	6.63%	04/13/15		Baa1	5,000	5,007,135
Simon Debartolo Group, Inc.	6.75%	06/15/05		Baa2	5,000	5,030,295

						10,037,430

Retailers — 0.1%
May Department Stores Co.	6.70%	07/15/34	(b)	Baa2	910	937,215
	8.50%	06/01/19		Baa2	285	347,762
Target Corp.,	7.50%	08/15/10		A2	855	968,360

						2,253,337

Structured Notes
Targeted Return Index Securities Trust(g)(h)(j)(k) (cost $998,844; purchased 5/11/04)	7.956%	08/01/15		B1	959	996,446

Technology — 0.4%
Computer Associates International, Inc.	4.75%	12/01/09	(j)	Ba1	1,450	1,421,452
	6.375%	04/15/05		Ba1	760	760,938
Equifax, Inc.	4.95%	11/01/07		Baa1	475	481,939
First Data Corp.	4.85%	10/01/14		A1	1,015	991,226
Hewlett-Packard Co.	7.15%	06/15/05		A3	320	322,454
International Business Machines Corp.	5.875%	11/29/32	(b)	A1	1,475	1,537,960
Jabil Circuit, Inc.	5.875%	07/15/10		Baa3	1,000	1,032,564
Motorola, Inc.	4.608%	11/16/07		Baa3	1,220	1,223,183
	7.625%	11/15/10		Baa3	975	1,095,566
Seagate Technology International	8.00%	05/15/09		Ba2	1,545	1,641,563
SunGard Data Systems, Inc.	3.75%	01/15/09		Baa2	900	790,000
	4.875%	01/15/14		Baa2	455	366,737

						11,665,582

CONSERVATIVE BALANCED PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating (Unaudited)	Principal Amount (000)	Value
Telecommunications — 1.6%
AT&T Wireless Services, Inc.,	7.35%	03/01/06		Baa2	2,245	2,314,703
	8.125%	05/01/12		Baa2	800	934,581
	8.75%	03/01/31		Baa2	705	930,114
BellSouth Corp.	4.20%	09/15/09	(b)	A2	1,365	1,333,815
	5.20%	12/15/16	(b)	A2	1,415	1,381,480
	6.55%	06/15/34		A2	1,040	1,112,837
British Telecommunications PLC, (United Kingdom)	7.00%	05/23/07		Baa1	1,400	1,471,400
	8.875%	12/15/30	(f)	Baa1	295	393,084
CenturyTel, Inc.
	7.875%	08/15/12		Baa2	165	186,144
Citizens Communications Co., (cost $1,540,700; purchased 3/23/04)	7.60%	06/01/06	(k)	Ba3	1,420	1,462,600
Deutsche Telekom International Finance BV, (Netherlands)	8.75%	06/15/30	(f)	Baa1	460	601,612
	9.25%	06/01/32	(f)	Baa1	275	396,642
France Telecom SA (France)(g)	8.75%	03/01/31		Baa1	485	638,334
Nextel Communications, Inc.
	5.95%	03/15/14	(b)	Ba3	1,475	1,467,625
Royal KPN N.V. (Netherlands)	8.00%	10/01/10	(j)	Baa1	2,330	2,661,193
SBC Communications, Inc.	4.125%	09/15/09		A2	1,335	1,298,452
	5.625%	06/15/16		A2	725	727,862
	6.15%	09/15/34		A2	665	666,231
	6.45%	06/15/34		A2	460	478,813
Sprint Capital Corp.	6.875%	11/15/28	(b)	Baa3	2,950	3,158,244
	8.75%	03/15/32		Baa3	220	285,419
Tele-Communications, Inc.	9.875%	06/15/22		Baa3	1,440	2,027,353
Telecom de Puerto Rico, Inc. (Puerto Rico)	6.65%	05/15/06		Baa1	4,500	4,608,202
	6.80%	05/15/09	(b)	Baa1	2,220	2,339,230
Telecom Italia Finance (Luxembourg)	5.25%	11/15/13		Baa2	1,010	997,839
Telecom Italia Finance (Luxembourg)(b)(j)	4.95%	09/30/14		Baa2	2,520	2,413,923
	6.00%	09/30/34		Baa2	2,690	2,604,813
Telefonica Europe BV (Netherlands)	7.75%	09/15/10	(b)	A3	1,490	1,690,265
Telus Corp. (Canada)	8.00%	06/01/11		Baa3	1,600	1,852,856
Verizon Global Funding Corp.
	7.75%	12/01/30		A2	565	682,858
Vodafone Group PLC (United Kingdom)	5.375%	01/30/15		A2	200	202,404
	7.75%	02/15/10		A2	1,100	1,242,364

						44,563,292

Tobacco
Altria Group, Inc.	7.65%	07/01/08	(b)	Baa2	765	829,668
Philip Morris Cos., Inc.	7.00%	07/15/05		Baa2	485	489,374

						1,319,042

Foreign Government Bonds — 0.7%
Export-Import Bank of Korea (The) (South Korea)	4.125%	02/10/09	(j)	A3	1,120	1,090,758
Hydro-Quebec (Canada)	7.50%	04/01/16		A1	665	795,142
	8.00%	02/01/13		A1	1,900	2,280,621
Korea Development Bank (South Korea)	4.75%	07/20/09	(b)	A3	1,530	1,520,173
Pemex Project Funding Master Trust (Mexico)	7.875%	02/01/09		Baa1	2,275	2,459,275
	8.50%	02/15/08		Baa1	1,100	1,195,700
	9.50%	09/15/27	(j)	Baa1	3,025	3,705,625
Petrobas International Finance Co. (PIFCO)	9.75%	07/06/11		Baa1	280	319,900
Quebec Province of Canada (Canada)	4.875%	05/05/14	(b)	A1	1,000	992,649
Republic of Italy (Italy)	5.375%	06/15/33		AA-(d)	1,080	1,084,444
	6.00%	02/22/11		Aa2	430	460,775
Republic of Malaysia (Malaysia)	7.50%	07/15/11		A3	375	424,595
Republic of South Africa (South Africa)	6.50%	06/02/14		Baa1	620	651,000
United Mexican States (Mexico)
	7.50%	01/14/12		Baa1	2,100	2,318,400

						19,299,057

Mortgage Backed Securities — 13.1%
Federal Home Loan Mortgage Corp.,	4.50%	11/01/18 -06/01/19			7,827	7,672,904
	5.00%	06/01/18 -05/01/34			18,154	18,098,515
	5.50%	12/01/33 -07/01/34			17,577	17,642,366
	6.00%	03/01/32 -12/01/33			5,299	5,433,717
	6.001%	TBA			7,000	7,161,875
	6.50%	05/01/14 -04/01/15			1,488	1,557,379
	7.00%	05/01/31 -09/01/33			12,716	13,400,932
Federal National Mortgage Association,	4.00%	06/01/19			3,712	3,554,990
	4.50%	01/01/19 -01/01/35			21,839	21,166,444

CONSERVATIVE BALANCED PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Interest Rate	Maturity Date		Principal Amount (000)	Value
	4.501%	TBA		500	488,750
	5.00%	10/01/18 - 09/01/34		50,893	50,019,054
	5.001%	TBA		30,223	29,705,702
	5.015%	07/01/33	(h)	2,603	2,664,878
	5.50%	03/01/16 - 04/01/34		66,463	66,718,974
	5.501%	TBA		16,000	16,151,250
	6.00%	04/01/13 - 03/01/35		48,675	49,823,405
	6.001%	TBA		9,500	9,808,750
	6.50%	07/01/17 - 10/01/34		11,549	12,002,770
	6.501%	TBA		3,500	3,631,250
	7.00%	08/01/11 - 07/01/32		3,243	3,421,005
	7.50%	05/01/12 - 05/01/32		2,702	2,868,466
Government National Mortgage Association,
	5.50%	08/15/33 - 03/15/34		3,202	3,234,491
	6.00%	04/15/33 - 06/20/34		5,683	5,839,130
	6.50%	10/15/23 - 08/15/32		10,195	10,683,607
	6.501%	TBA		3,000	3,131,250
	7.00%	09/15/31		460	486,151
	8.00%	01/15/24 - 04/15/25		413	445,986

					366,813,991

U.S. Government Securities — 3.9%
United States Treasury Bonds,	5.375%	02/15/31	(b)	18,886	20,583,530
	6.00%	02/15/26	(b)	4,630	5,296,465
	9.00%	11/15/18		7,072	10,073,732
	9.125%	05/15/18	(b)	4,202	6,003,444
	9.25%	02/15/16		170	237,256
United States Treasury Notes,	1.625%	09/30/05		500	496,367
	1.875%	12/31/05		1,000	989,609
	3.125%	01/31/07	(b)	9,910	9,797,740
	3.375%	02/28/07	(b)	7,135	7,082,879
	4.00%	03/15/10	(b)	10,465	10,383,247
	4.00%	02/15/15	(b)	20,750	19,936,206
	5.75%	08/15/10	(b)	1,080	1,158,975
United States Treasury Strips, I/O	Zero	05/15/18		2,635	1,394,260
	Zero	05/15/19		23,515	11,771,962
	Zero	05/15/25		7,750	2,840,948

					108,046,620

U.S. Government & Agency Obligations — 3.4%
Federal Farm Credit Bank	3.00%	12/17/07		16,450	16,003,152
Federal Home Loan Bank	3.75%	08/18/09	(b)	3,935	3,841,044
	3.875%	01/15/10	(b)	7,100	6,933,917
Federal Home Loan Mortgage Corp.,	3.75%	04/15/07		12,965	12,905,283
	4.25%	07/15/09		675	671,137
Federal National Mortgage Association,	3.25%	08/15/08		5,885	5,692,278
	4.25%	05/15/09	(b)	7,560	7,514,617
	5.00%	04/15/15		5,480	5,522,475
	5.25%	08/01/12		8,475	8,589,184
	5.50%	07/18/12		8,200	8,251,234
	7.125%	06/15/10		17,920	20,017,536

					95,941,857

TOTAL LONG-TERM BONDS (cost $1,019,734,615)					1,020,402,354

TOTAL LONG-TERM INVESTMENTS (cost $2,609,633,210)					2,640,502,810

SHORT-TERM INVESTMENTS — 21.2%
U.S. Government & Agency Obligations — 0.2%
United States Treasury Bills(c)(g)	Zero	06/16/05		5,000	4,971,184

				Shares
Mutual Fund — 21.0%
Dryden Core Investment Fund - Taxable Money Market Series(i)				588,818,816	588,818,816

TOTAL SHORT-TERM INVESTMENTS (cost $593,790,000)					593,790,000

TOTAL INVESTMENTS — 115.7% (cost $3,203,423,210)(m)					3,234,292,810
LIABILITIES IN EXCESS OF OTHER ASSETS(l) — (15.7)%					(438,554,903)

NET ASSETS — 100%					$2,795,737,907

The following abbreviations are used in portfolio descriptions:

G.O.	General Obligation
I/O	Interest Only
LP	Limited Partnership
M.T.N.	Medium Term Note
NR	Not Rated
TBA	Securities purchased on a forward commitment basis

(a)	Non-Income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $360,225,884; cash collateral of $374,149,832 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Security segregated as collateral for futures contracts.

(d)	Standard & Poor’s rating.

(e)	Indicates a fair valued security.

(f)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.

(g)	Rate quoted represents yield-to-maturity as of purchase date.

(h)	Indicates variable rate security.

(i)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

(j)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers, unless otherwise noted 144A securities are deemed to be liquid.

(k)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid security of $7,814,777. The aggregate value, $7,725,183 represents 0.3% of the net assets.

(l)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures as follows:

Open futures contracts outstanding at March 31, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2005	Unrealized Appreciation/ (Depreciation)
Long Positions:
11	Eurodollar Futures	Sep. 07	$2,618,719	$2,620,272	$1,553
22	Eurodollar Futures	Sep. 06	5,247,889	5,250,994	3,105
11	Eurodollar Futures	Jun. 07	2,619,796	2,621,349	1,553
109	S&P 500 Index	Jun. 05	32,545,475	32,220,400	(325,075)
79	S&P 500 Index	Jun. 05	24,262,875	23,352,400	(910,475)
414	U.S. Treasury 5Yr Notes	Jun. 05	44,457,715	44,475,434	17,719

					(1,211,620)

Short Positions:
114	U.S. Treasury 10Yr Notes	Jun. 05	12,686,152	12,515,153	170,999
130	U.S. Treasury Bonds	Jun. 05	14,344,697	14,582,828	(238,131)
7	U.S. Treasury 2Yr Notes	Jun. 05	1,450,299	1,450,190	109

					(67,023)

					$(1,278,643)

(m)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$3,205,137,590	$358,239,129	$329,083,909	$29,155,220

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

DIVERSIFIED BOND PORTFOLIO

March 31, 2005 (Unaudited)

	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 97.2%
LONG-TERM BONDS
Asset Backed Securities — 3.2%
American Express Credit Account Master Trust, Series 2004-C, Class C(f)	Baa2	3.31%	02/15/12	$2,368	$2,373,043
Bank One Issuance Trust, Series 2003-C1, Class C1	Baa2	4.54%	09/15/10	2,980	2,973,827
Centex Home Equity, Series 2005-A, Class M4(f)	A1	3.65%	01/25/35	2,400	2,408,518
Citibank Credit Card Master Trust, Series 1996-3	Aaa	6.10%	05/15/08	8,400	8,600,848
Countrywide Asset-Backed Certificates, Series 2004-12, Class MV3(f)	Aa3	3.51%	03/25/35	2,670	2,684,122
Equity One ABS, Inc., Series 2004-3, Class M1	Aa2	5.70%	07/25/34	2,100	2,115,464
MBNA Master Credit Card Trust, Series 1999-J, Class A	Aaa	7.00%	02/15/12	14,300	15,699,362
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2(f)	Aa3	3.65%	12/25/34	2,100	2,118,501

					38,973,685

Collateralized Mortgage Obligations — 1.5%
Countrywide Alternative Loan Trust, Series 2004-18CB, Class 3A1	Aaa	5.25%	09/25/19	4,273	4,236,371
Master Alternative Loans Trust, Series 2004-4, Class 4A1	Aaa	5.00%	04/25/19	870	874,824
Structured Adjustable Rate Mortgage Loan, Series 2004-1, Class 4A3	Aaa	4.17%	02/25/34	8,447	8,434,123
Washington Mutual, Series 2002-AR15, Class A5	Aaa	4.38%	12/25/32	2,659	2,641,081
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A (cost $2,692,836; purchased 2/14/05)(h)	Aaa	5.00%	02/25/20	2,664	2,677,382

					18,863,781

Commercial Mortgage Backed Securities — 6.5%
Banc America Commercial Mortgage, Inc., Series 2005-1, Class ASB	AAA(e)	4.859%	11/10/42	5,950	5,980,026
Chase Commercial Mortgage Securities Corp., Series 1997-1, Class A2	AAA(e)	7.37%	06/19/29	3,142	3,267,868
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2	Aaa	4.93%	07/10/39	8,500	8,497,012
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4	Aaa	4.111%	07/05/35	12,700	11,977,582
Greenwich Capital Commercial Funding Corp., Series 2003-C2, Class A3	Aaa	4.533%	01/05/36	4,750	4,680,742
JP Morgan Chase Commercial Mortgage Securities, Series 2003-ML 1A, Class A2	Aaa	4.767%	03/12/39	4,969	4,886,935
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A3	Aaa	4.83%	11/15/27	3,375	3,366,576
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A6	Aaa	4.799%	12/15/29	4,200	4,116,216
Merrill Lynch Mortgage Trust, Series 2004-MKB1, Class A3	Aaa	4.892%	02/12/42	4,600	4,576,820
Morgan Stanley Dean Witter Capital I, Series 2000-PRIN, Class A3	Aaa	7.36%	02/23/34	2,128	2,255,924
PNC Mortgage Acceptance Corp., Series 1999-CM1, Class A1B	AAA(e)	7.33%	12/10/32	4,800	5,290,532

DIVERSIFIED BOND PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A1	Aaa	5.91%	03/12/34	5,811	6,007,321
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4	Aaa	4.98%	11/15/34	2,500	2,501,363
Wachovia Bank Commercial Mortgage Trust, Series 2003-C3, Class A2	AAA(e)	4.867%	02/15/35	7,330	7,278,354
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A3	AAA(e)	4.608%	12/15/35	4,750	4,695,927

					79,379,198

Financials — 4.4%
Capital One Bank	Baa2	6.875%	02/01/06	4,250	4,351,125
Cho Hung Bank, (South Korea), 144A(g)	Baa2	11.50%	04/01/10	1,335	1,335,000
Cho Hung Bank, (South Korea), 144A(g)	Baa2	11.875%	04/01/10	1,190	1,190,000
CIT Group, Inc.	A2	5.50%	11/30/07	235	240,642
Citigroup, Inc.	Aa2	6.625%	06/15/32	980	1,092,737
Equity One, Inc.	Baa3	3.875%	04/15/09	1,450	1,385,935
ERP Operating LP(d)	Baa1	6.63%	04/13/15	3,900	3,905,565
Everest Reinsurance Holdings	A3	5.40%	10/15/14	1,900	1,871,855
Hartford Financial Services Group, Inc.	A3	2.375%	06/01/06	1,400	1,368,261
Hartford Financial Services Group, Inc.(a)	A3	4.75%	03/01/14	890	854,036
HSBC Finance Corp.	A1	4.125%	03/11/08	710	704,601
HSBC Finance Corp.	A1	6.75%	05/15/11	550	602,103
HSBC Holdings PLC, (United Kingdom)(a)	Aa3	5.25%	12/12/12	3,100	3,141,413
International Lease Finance Corp.	A1	2.95%	05/23/06	1,940	1,909,206
Kasikornbank Public Co., Ltd., (Thailand), 144A(g)	Baa2	8.25%	08/21/16	1,710	2,008,905
Kazkommerts International BV, (Netherlands), 144A(a)(g)	Baa2	7.875%	04/07/14	4,150	4,035,875
KBC Bank Funding Trust III, 144A(g)	A2	9.86%	12/31/49	5,000	6,003,790
Lehman Brothers Holdings, Inc.	A1	6.625%	02/05/06	3,685	3,765,525
Marsh & McLennan Cos., Inc.(a)	Baa2	5.375%	07/15/14	2,115	2,029,040
Mizuho Financial Group, (Cayman Islands), 144A(a)(g)	A2	5.79%	04/15/14	1,880	1,905,004
Washington Mutual, Inc.	A3	7.50%	08/15/06	10,000	10,422,250
XL Capital Ltd., Class A (Cayman Islands)	A2	5.25%	09/15/14	140	138,152

					54,261,020

Industrials — 25.3%
Altria Group, Inc.	Baa2	7.00%	07/15/05	1,750	1,765,782
Altria Group, Inc.	Baa2	7.65%	07/01/08	1,100	1,192,987
America Movil S.A. De C.V., (Mexico)	A3	5.75%	01/15/15	1,000	966,553
American Standard, Inc.	Baa3	7.625%	02/15/10	3,800	4,230,620
AT&T Wireless Services, Inc.	Baa2	8.125%	05/01/12	1,815	2,120,330
AT&T Wireless Services, Inc.	Baa2	8.75%	03/01/31	2,375	3,133,364
Auburn Hills Trust, Inc.	A3	12.375%	05/01/20	1,900	2,845,436
B.J. Services Co.	Baa2	7.00%	02/01/06	5,000	5,101,145
BellSouth Corp.	A2	4.20%	09/15/09	6,025	5,887,353
Briggs & Stratton Corp.	Ba1	8.875%	03/15/11	3,905	4,451,700
Cadbury Schweppes US Finance, 144A(g)	Baa2	3.875%	10/01/08	2,600	2,543,840

DIVERSIFIED BOND PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value
Carnival Corp., (Panama)	A3	3.75%	11/15/07	3,600	3,537,958
Carnival PLC, (United Kingdom)	A3	7.30%	06/01/07	825	871,499
CenturyTel, Inc.	Baa2	6.55%	12/01/05	4,000	4,060,572
Certegy, Inc.	Baa2	4.75%	09/15/08	1,900	1,913,015
Chancellor Media Corp.	Baa3	8.00%	11/01/08	4,720	5,087,263
Chesapeake Energy Corp.	Ba3	8.125%	04/01/11	1	757
Citizens Communications Co.	Ba3	7.60%	06/01/06	1,510	1,555,300
Clear Channel Communications, Inc.	Baa3	4.40%	05/15/11	700	659,449
Comcast Cable Communications, Inc.	Baa3	6.375%	01/30/06	650	661,470
Computer Associates International, Inc.	Ba1	6.375%	04/15/05	2,005	2,007,474
ConAgra Foods, Inc.	Baa1	6.00%	09/15/06	1,600	1,639,485
Conoco Funding Co., (Canada)	A3	6.35%	10/15/11	2,480	2,702,868
Continental Airlines, Inc., Series 2000-1, Class A-1	Baa3	8.048%	11/01/20	4	4,151
Continental Airlines, Inc., Series RJ04, Class B	Ba2	9.558%	09/01/19	446	445,605
Crown Cork & Seal Finance PLC, (United Kingdom)	B3	7.00%	12/15/06	3,500	3,578,750
CSC Holdings, Inc.	B1	7.875%	12/15/07	3,800	3,952,000
D.R. Horton, Inc.(a)	Ba1	5.625%	09/15/14	5,335	5,064,622
Deutsche Telekom International Finance BV, (Netherlands)(b)	Baa1	7.75%	06/15/05	1,425	1,438,744
Deutsche Telekom International Finance BV, (Netherlands)(b)	Baa1	8.75%	06/15/30	865	1,131,291
Dole Food, Inc.	B2	8.875%	03/15/11	6	6,250
Dow Chemical Co.	A3	5.97%	01/15/09	1,490	1,559,176
Dow Chemical Co.	A3	9.00%	04/01/21	1,000	1,338,136
Eastman Chemicals Co.(a)	Baa2	7.00%	04/15/12	775	868,464
Equifax, Inc.	Baa1	4.95%	11/01/07	1,340	1,359,576
Equus Cayman Finance, Ltd., (Cayman Islands), 144A(g)	Baa3	5.50%	09/12/08	830	838,412
FedEx Corp.	Baa2	2.65%	04/01/07	7,550	7,316,282
FedEx Corp.(f)	Baa2	2.84%	04/01/05	3,800	3,800,000
Ford Motor Credit Co.	A3	6.875%	02/01/06	555	562,547
Ford Motor Credit Co.(a)	A3	7.00%	10/01/13	5,305	5,139,033
General Motors Acceptance Corp.	Baa1	6.15%	04/05/07	3,710	3,639,276
General Motors Acceptance Corp.(a)	Baa1	6.75%	12/01/14	850	734,233
General Motors Acceptance Corp.(a)	Baa1	8.00%	11/01/31	2,500	2,177,108
Halliburton Co.	Baa2	5.50%	10/15/10	625	643,021
Harrah’s Operating Co., Inc.	Ba1	7.875%	12/15/05	5,375	5,482,500
HCA, Inc.	Ba2	7.125%	06/01/06	7,000	7,202,244
Hercules, Inc.	Ba3	6.75%	10/15/29	1,115	1,092,700
Hewlett-Packard Co.	A3	7.15%	06/15/05	400	403,067
Host Marriott L.P.	Ba3	7.00%	08/15/12	1,900	1,881,000
Huntsman International LLC	B2	9.875%	03/01/09	2,400	2,592,000
Hutchison Whamp International LTD, 144A(g)	A3	7.45%	11/24/33	2,655	2,922,826
Hyundai Motor Manufacturing LLC, 144A(a)(g)	Baa3	5.30%	12/19/08	1,820	1,824,515
ICI Wilmington, Inc.	Baa3	4.375%	12/01/08	2,040	2,014,837
IMC Global, Inc.(a)	B1	6.875%	07/15/07	2,000	2,050,000
International Business Machines Corp.	A1	8.375%	11/01/19	575	736,505
International Paper Co.	Baa2	5.25%	04/01/16	585	574,944
Jabil Circuit, Inc.	Baa3	5.875%	07/15/10	2,000	2,065,128
Kraft Foods, Inc.	A3	5.625%	11/01/11	860	892,342
Kraft Foods, Inc.(a)	A3	6.25%	06/01/12	1,425	1,531,911
LCI International, Inc., (cost $6,716,245; purchased 7/21/98-1/24/00)(a)(h)	NR	7.25%	06/15/07	6,675	6,291,188

DIVERSIFIED BOND PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value
Lear Corp.	Baa3	7.96%	05/15/05	3,040	3,056,082
Lubrizol Corp.	Baa3	4.625%	10/01/09	5,600	5,516,453
Lubrizol Corp.	Baa3	5.875%	12/01/08	550	565,396
Lyondell Chemical Co.	B1	9.50%	12/15/08	3,000	3,210,000
Magellan Health Services, Inc.	B3	9.375%	11/15/08	1,300	1,399,125
May Department Stores Co.(a)	Baa2	6.70%	07/15/34	1,955	2,013,468
MeadWestvaco Corp.	Baa2	6.80%	11/15/32	2,955	3,241,936
Merck & Co., Inc.	Aa3	5.95%	12/01/28	255	263,539
Motorola, Inc.	Baa3	4.608%	11/16/07	2,870	2,877,488
Motorola, Inc.	Baa3	7.625%	11/15/10	915	1,028,146
News America, Inc., 144A(g)	Baa3	5.30%	12/15/14	3,230	3,164,118
Nissan Motor Acceptance Corp., 144A(g)	Baa1	4.625%	03/08/10	2,040	2,011,260
Occidental Petroleum(a)	Baa1	4.25%	03/15/10	3,250	3,178,806
Oregon Steel Mills, Inc.	B1	10.00%	07/15/09	2,490	2,695,425
Pactiv Corp.	Baa2	7.20%	12/15/05	2,450	2,501,764
Park Place Entertainment Corp.	Ba2	7.875%	12/15/05	2,450	2,502,063
Parker & Parsley Petroleum Co.	Baa3	8.875%	04/15/05	4,995	5,005,431
Pharmacia Corp.	Aaa	6.50%	12/01/18	1,015	1,137,483
Propex Fabrics, Inc., 144A(g)	Caa1	10.00%	12/01/12	2,000	1,980,000
Raytheon Co.	Baa3	4.50%	11/15/07	335	339,631
Raytheon Co.	Baa3	8.30%	03/01/10	725	832,416
Rockwell Automation, Inc.	A3	5.20%	01/15/98	6,500	5,674,097
RPM International, Inc., 144A(g)	Baa3	4.45%	10/15/09	5,150	5,026,230
Ryland Group, Inc.	Baa3	5.375%	06/01/08	1,900	1,922,749
Safeway, Inc.	Baa2	4.95%	08/16/10	760	748,887
SBC Communications, Inc.	A2	4.125%	09/15/09	4,150	4,036,385
SBC Communications, Inc.	A2	6.45%	06/15/34	905	942,014
Seagate Technology International(a)	Ba2	8.00%	05/15/09	1,030	1,094,375
Southwest Airlines Co.	Baa1	5.25%	10/01/14	2,550	2,457,728
Sprint Capital Corp.	Baa3	4.78%	08/17/06	6,665	6,705,990
Sprint Capital Corp.	Baa3	6.90%	05/01/19	2,800	3,032,587
Sprint Capital Corp.	Baa3	8.75%	03/15/32	2,215	2,873,655
Starwood Hotels & Resorts Worldwide, Inc.	Ba1	7.375%	05/01/07	3,000	3,097,500
Sun Microsystems, Inc.	Baa3	7.50%	08/15/06	5,835	6,083,740
SunGard Data Systems, Inc.	Baa2	3.75%	01/15/09	1,100	965,556
SunGard Data Systems, Inc.	Baa2	4.875%	01/15/14	2,350	1,894,137
TCI Communications, Inc.	Baa3	7.875%	02/15/26	750	914,981
Telecom de Puerto Rico, (Puerto Rico)(a)	Baa1	6.65%	05/15/06	6,800	6,963,506
Telecom de Puerto Rico, (Puerto Rico)	Baa1	6.80%	05/15/09	4,365	4,599,431
Telecom Italia Capital, (Luxembourg), 144A(a)(g)	Baa2	4.95%	09/30/14	2,200	2,107,393
Telecom Italia Capital, (Luxembourg), 144A(a)(g)	Baa2	6.00%	09/30/34	4,380	4,241,294
TeleCorp PCS, Inc., Class A	Baa2	10.625%	07/15/10	5,940	6,364,057
TELUS Corp., (Canada)	Baa3	7.50%	06/01/07	6,250	6,652,657
TELUS Corp., (Canada)	Baa3	8.00%	06/01/11	150	173,705
The Gap, Inc.	Ba1	6.90%	09/15/07	8,875	9,263,281
The Kroger Co.(a)	Baa2	6.75%	04/15/12	1,375	1,498,500
Thomson Corp., (Canada)	A3	5.75%	02/01/08	2,750	2,834,736
Time Warner, Inc.	Baa1	5.625%	05/01/05	500	500,956
Tosco Corp.	A3	7.25%	01/01/07	1,500	1,570,629
Tricon Global Restaurants, Inc.	Baa3	8.875%	04/15/11	3,415	4,091,757

DIVERSIFIED BOND PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tyco International Group SA, (Luxembourg)	Baa3	6.00%	11/15/13	200	209,989
Tyco International Group SA, (Luxembourg)	Baa3	6.75%	02/15/11	805	872,284
Tyson Foods, Inc.	Baa3	6.625%	10/17/05	1,025	1,038,374
Tyson Foods, Inc.	Baa3	7.25%	10/01/06	1,250	1,304,255
Unisys Corp.	Ba1	8.125%	06/01/06	1,650	1,691,250
Verizon Wireless Capital, Inc.	A3	5.375%	12/15/06	5,900	6,010,601
Waste Management, Inc.	Baa3	7.125%	10/01/07	1,550	1,644,031
Waste Management, Inc.	Baa3	7.65%	03/15/11	2,100	2,371,910
WellPoint, Inc., 144A(g)	Baa1	5.00%	12/15/14	1,310	1,285,253
Weyerhaeuser Co.	Baa2	7.375%	03/15/32	800	935,284
Wyeth(a)(b)	Baa1	5.50%	03/15/13	1,250	1,270,649

					309,577,027

Structured Notes — 1.9%
DJ CDX NA HY, 144A(a)(g)	B3	7.75%	12/29/09	6,000	5,857,500
DJ CDX NA HY3, 144A(a)(g)	B3	8.00%	12/29/09	12,500	12,140,625
Preferred Term Securities X, Class A-1 (cost $3,900,000; purchased 6/16/03), 144A(f)(g)(h)	Aaa	3.25%	07/03/33	3,900	3,934,125
Targeted Return Index Securites Trust, (cost $507,462; purchased 2/01/05), 144A(f)(g)(h)	B1	7.95%	08/01/15	470	488,454

					22,420,704

Utilities — 6.3%
Atmos Energy Corp.(d)	Baa3	4.00%	10/15/09	5,300	5,102,914
CenterPoint Energy Houston Electric LLC	Baa2	5.70%	03/15/13	2,950	3,055,371
Consumers Energy Co.	Baa3	5.00%	02/15/12	1,000	987,611
Consumers Energy Co.	Baa3	5.375%	04/15/13	1,000	1,007,043
Duke Capital LLC	Baa3	4.331%	11/16/06	650	650,437
Duke Energy Field Services	Baa2	7.50%	08/16/05	12,000	12,172,296
Empresa Nacional de Electricidad SA, (Chile)	Ba1	8.35%	08/01/13	625	700,634
Energy East Corp.	Baa2	6.75%	06/15/12	750	824,337
Energy East Corp.	Baa2	6.75%	09/15/33	1,150	1,272,681
Enersis SA, (Chile)	Ba1	7.375%	01/15/14	3,700	3,851,733
Enterprise Products Operating L.P.	Baa3	4.00%	10/15/07	4,000	3,916,100
Enterprise Products Operating L.P.	Baa3	5.60%	10/15/14	2,100	2,072,553
Enterprise Products Operating L.P., 144A(a)(g)	Baa3	5.00%	03/01/15	3,000	2,812,317
FirstEnergy Corp.	Baa3	5.50%	11/15/06	1,700	1,728,878
FirstEnergy Corp.	Baa3	6.45%	11/15/11	3,030	3,196,786
FirstEnergy Corp.(a)	Baa3	7.375%	11/15/31	1,125	1,274,290
Korea East-West Power Co., Ltd., (South Korea), 144A(g)	A3	4.875%	04/21/11	1,700	1,667,215
Magellan Midstream Partners LP	Ba1	5.65%	10/15/16	1,870	1,862,139
MidAmerican Energy Holdings Co.	Baa3	7.23%	09/15/05	5,000	5,080,665
Midland Funding II, Series B	Ba3	13.25%	07/23/06	4,000	4,307,428
Northern States Power Co.	A2	8.00%	08/28/12	2,800	3,334,075
Oncor Electric Delivery Co.	Baa2	7.00%	09/01/22	300	339,599
Pacific Gas & Electric Co.	Baa1	6.05%	03/01/34	4,695	4,820,896
Southern California Edison Co.	Baa1	6.375%	01/15/06	1,250	1,273,256
Southern California Edison Co.	Baa1	7.625%	01/15/10	1,100	1,230,609
Southern California Edison Co.	A3	8.00%	02/15/07	1,250	1,331,011
TXU Corp.	Ba1	4.446%	11/16/06	100	100,003
TXU Corp., 144A(a)(g)	Ba1	6.50%	11/15/24	3,400	3,249,071
Xcel Energy, Inc.	Baa1	3.40%	07/01/08	1,330	1,283,539
Xcel Energy, Inc.	Baa1	7.00%	12/01/10	1,850	2,037,231

					76,542,718

DIVERSIFIED BOND PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value
Foreign Government Bonds — 7.4%
Federal Republic of Brazil, (Brazil)(a)	B1	8.00%	04/15/14		3,398	3,368,533
Federal Republic of Brazil, (Brazil)(a)	B1	9.25%	10/22/10		5,325	5,591,250
Federal Republic of Brazil, (Brazil)	B1	11.25%	07/26/07		565	630,540
Gazprom OAO, (Russia)	BB-(e)	10.50%	10/21/09		1,685	1,939,940
Government of Australia, (Australia)	Aaa	6.25%	04/15/15	AUD	7,005	5,645,163
Government of Hungary, (Hungary)	A1	8.25%	10/12/09	HUF	999,020	5,422,218
Government of New Zealand, (New Zealand)	Aaa	7.00%	07/15/09	NZD	13,725	10,009,205
Government of Poland, (Poland)	A2	6.00%	05/24/09	PLN	20,780	6,714,030
Pemex Project Funding Master Trust, (Mexico),144A(a)(g)	Baa1	8.85%	09/15/07		$4,450	4,832,700
Petronas Capital, Ltd., (Malaysia), 144A(g)	A2	7.00%	05/22/12		7,300	8,043,819
Queensland Treasury Corp., (Australia)	Aaa	6.50%	06/14/05	AUD	15,940	12,328,924
Republic of Colombia, (Colombia)	Ba2	10.00%	01/23/12		$2,780	3,002,400
Republic of Peru, (Peru)	Ba3	4.50%	03/07/17		743	679,387
Republic of Peru, (Peru)	Ba3	5.00%	03/07/17		1,730	1,634,614
Republic of Peru, (Peru)	Ba3	9.875%	02/06/15		1,635	1,888,425
Republic of Uruguay, (Uruguay)	B3	7.25%	02/15/11		1,310	1,244,500
United Mexican States, (Mexico)	Baa1	8.00%	12/23/10	MXN	38,650	3,138,707
United Mexican States, (Mexico)	Baa1	10.00%	12/05/24	MXN	58,840	4,887,861
United Mexican States, (Mexico)(a)	Baa1	8.375%	01/14/11		$8,000	9,104,000

						90,106,216

U.S. Government & Agency Obligations — 1.2%
Federal Farm Credit Bank		4.15%	05/15/13		1,600	1,532,219
Federal Home Loan Mortgage Corp.		4.50%	01/15/15		495	480,936
Federal National Mortgage Association		5.00%	04/15/15		12,565	12,662,391
Federal National Mortgage Association		6.625%	11/15/30		170	203,797

						14,879,343

U.S. Government Mortgage Backed Securities — 32.4%
Federal Home Loan Mortgage Corp.		4.50%	11/01/18-06/01/19		22,206	21,764,059
Federal Home Loan Mortgage Corp.		5.00%	01/01/19-10/01/33		8,010	7,969,356
Federal Home Loan Mortgage Corp.		5.00%	TBA		6,000	6,000,000
Federal Home Loan Mortgage Corp.		5.50%	10/01/33-06/01/34		8,301	8,342,643
Federal Home Loan Mortgage Corp.		6.00%	11/01/33-06/01/34		9,844	10,077,505
Federal Home Loan Mortgage Corp.		6.00%	TBA		4,500	4,604,062
Federal Home Loan Mortgage Corp.		6.50%	07/01/32-09/01/32		5,225	5,431,039
Federal Home Loan Mortgage Corp.		7.00%	10/01/32-11/01/33		12,392	13,059,872
Federal National Mortgage Association		4.00%	05/01/19-06/01/19		10,258	9,825,239
Federal National Mortgage Association		4.50%	06/01/18-02/01/35		40,656	39,522,155
Federal National Mortgage Association		5.00%	01/01/19-01/01/35		69,433	68,260,586
Federal National Mortgage Association		5.00%	TBA		2,500	2,497,655
Federal National Mortgage Association		5.50%	12/01/16-02/01/34		100,685	101,273,953
Federal National Mortgage Association		6.00%	09/01/17-02/01/35		34,135	34,958,442
Federal National Mortgage Association		6.50%	11/01/09-11/01/33		12,477	12,994,592
Federal National Mortgage Association		6.50%	TBA		3,500	3,631,250
Federal National Mortgage Association		7.00%	03/01/32-06/01/32		2,347	2,475,909
Federal National Mortgage Association		9.00%	10/01/16-09/01/21		54	57,839
Government National Mortgage Association		5.50%	05/15/33-04/20/34		13,353	13,475,580

DIVERSIFIED BOND PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value
Government National Mortgage Association		6.00%	12/15/32-11/15/34	17,708	18,202,965
Government National Mortgage Association		6.50%	09/15/32-11/15/33	10,379	10,849,990
Government National Mortgage Association		7.50%	10/15/25-02/15/26	314	337,795

					395,612,486

U.S. Government Securities — 7.6%
United States Treasury Bonds(a)		5.375%	02/15/31	32,606	35,536,725
United States Treasury Notes(a)		3.375%	02/28/07	13,280	13,182,990
United States Treasury Notes		3.375%	02/15/08	510	502,350
United States Treasury Notes(a)		4.00%	03/15/10	34,559	34,289,025
United States Treasury Notes(a)		4.00%	02/15/15	1,169	1,123,153
United States Treasury Notes		5.00%	02/15/11	1,400	1,453,375
United States Treasury Notes(a)		5.75%	08/15/10	6,635	7,120,184

					93,207,802

(cost $ 1,192,587,763)					1,193,823,980

SHORT-TERM INVESTMENT — 16.1%
Mutual Fund — 16.1%
Dryden Core Investment Fund—Taxable Money Market Fund Series (c) (cost $ 197,042,578)				197,042,578	197,042,578

TOTAL INVESTMENTS BEFORE INVESTMENTS SOLD SHORT (cost $1,389,630,341(j))					1,390,866,558

INVESTMENTS SOLD SHORT — (0.4%)
— (0.4%)
Federal National Mortgage Association		5.00%	TBA	3,750	(3,665,625)
Federal National Mortgage Association (Proceeds received $ 5,757,567)		5.50%	TBA	2,000	(2,002,500)

					(5,668,125)

TOTAL INVESTMENTS NET OF INVESTMENTS SOLD SHORT — 113.3% (cost $ 1,383,872,774)					1,385,198,433
LIABILITIES IN EXCESS OF OTHER ASSETS(i) — (13.3)%					(162,360,924)

TOTAL NET ASSETS — 100.0%					$1,222,837,509

The following abbreviations are used in portfolio descriptions:

AUD	Australian Dollar
HUF	Hungarian Forint
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	Securities purchased on a forward commitment basis.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $157,850,784; cash collateral of $163,545,315 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Security segregated as collateral for future contracts.

(e)	Standard & Poor’s rating.

(f)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31,2005.

(g)	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(h)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $13,816,543. The aggregate value $13,391,149 represents 1.1% of net assets.

(i)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures and foreign currency contracts as follows:

Open future contracts outstanding at March 31, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2005	Unrealized Appreciation/ (Depreciation)
	Long Positions:
32	Eurodollar Futures	Sep 07	$7,618,093	$7,618,400	$307
64	Eurodollar Futures	Sep 06	15,266,586	15,267,200	614
32	Eurodollar Futures	Jun 07	7,621,226	7,622,000	774
288	U.S. Treasury 10yr Note	Jun 05	31,797,892	31,468,500	(329,392)
534	U.S. Treasury Bonds	Jun 05	59,706.728	59,474,250	(232,478)

					(560,175)

	Short Positions:
102	U.S. Treasury 5yr Notes	Jun 05	10,921,846	10,923,562	(1,716)
776	U.S. Treasury 2yr Notes	Jun 05	161,003,305	160,547,126	456,179

					454,463

					(105,712)

Forward foreign currency exchange contracts outstanding at March 31, 2005:

Foreign Currency Contract	Value at Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Purchased:
Australian Dollar expiring 4/08/05	$2,523,360	$2,470,976	$(52,384)
Euro Currency expiring 4/14/05	23,889,777	23,477,340	(412,437)
Mexican Peso expiring 4/11/05	9,670,958	9,634,742	(36,216)
New Zealand Dollar expiring 4/08/05	3,429,426	3,377,500	(51,926)

	39,513,521	38,960,558	(552,963)

Sold:
Australian Dollar expiring 4/08/05	21,229,822	20,781,107	448,715
Euro Currency expiring 4/1/05	11,826,870	11,861,893	(35,023)
Euro Currency expiring 4/14/05	24,266,621	23,477,340	789,281
Mexican Peso expiring 4/11/05	18,065,132	18,174,511	(109,379)
New Zealand Dollar expiring 4/08/05	13,650,665	13,538,530	112,135

	89,039,110	87,833,381	1,205,729

			$(652,766)

(j)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$1,390,641,023	$11,959,648	$11,734,113	$225,535

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO

March 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.8%
COMMON STOCKS — 39.6%
Aerospace & Defense — 0.7%
DRS Technologies, Inc.(a)	2,610	$110,925
Embraer Empresa de Brasileira S.A. (Embraer) ADR(Brazil)	8,500	266,050
Engineered Support Systems, Inc.	1,820	97,406
Lockheed Martin Corp.	4,200	256,452
Moog, Inc. (Class “A” Stock)(a)	2,450	110,740
Northrop Grumman Corp.	4,200	226,716

		1,068,289

Air Freight & Couriers — 0.1%
Forward Air Corp.	1,530	65,147
Overnite Corp.	2,300	73,577

		138,724

Air Freight & Logistics — 0.2%
United Parcel Service, Inc. (Class “B” Stock)	4,800	349,152

Auto Components
IMPCO Technologies, Inc.(a)	11,870	63,801

Automobiles
Winnebago Industries, Inc.	2,100	66,360

Banks
Southwest Bancorp of Texas, Inc.	4,030	73,951

Beverages — 0.2%
PepsiCo, Inc.	5,300	281,059

Biotechnology — 1.3%
Alexion Pharmaceuticals, Inc.(a)	2,910	63,045
Amgen, Inc.(a)	8,300	483,143
Connetics Corp.(a)	3,310	83,710
Genentech, Inc.(a)	11,100	628,371
Gilead Sciences, Inc.(a)	6,600	236,280
MedImmune, Inc.(a)	5,600	133,336
Nabi Biopharmaceuticals(a)	7,396	92,302
QLT, Inc. (Canada)(a)	5,680	73,045
Rigel Pharmaceuticals, Inc.(a)	3,760	60,310
Serologicals Corp.(a)	5,000	122,200
VaxGen, Inc.(a)	4,510	56,285

		2,032,027

Building Products — 0.2%
NCI Building System, Inc.(a)	2,110	81,446
Trex Company, Inc.(a)	1,560	69,280
Watsco, Inc.	3,200	134,720

		285,446

Capital Markets — 1.5%
Bank of New York Co., Inc.	10,600	307,930
Charles Schwab Corp. (The)	31,800	334,218
Goldman Sachs Group, Inc.	3,500	384,965
Lehman Brothers Holdings, Inc.	5,000	470,800
Mellon Financial Corp.	7,100	202,634
Merrill Lynch & Co., Inc.	12,300	696,180

		2,396,727

Chemicals — 0.5%
E.I. du Pont de Nemours & Co.	5,900	302,316
Huntsman Corp.(a)	3,800	88,616
Mosaic Co. (The)(a)	17,300	295,138
Scotts Co. (The) (Class “A” Stock)(a)	1,400	98,322
Valspar Corp. (The)	1,500	69,810

		854,202

Commercial Banks — 0.6%
Accredited Home Lenders Holding Co.(a)	2,700	97,821
Astoria Financial Corp.	2,850	72,105
Bank of America Corp.	10,084	444,705
BankUnited Financial Corp. (Class “A” Stock)	2,900	77,894
Hibernia Corp. (Class “A” Stock)	1,000	32,010
Nara Bancorp, Inc.	1,140	16,017
Oriental Financial Group, Inc. (Puerto Rico)	3,300	77,286
PrivateBankcorp, Inc.	2,710	85,121

		902,959

Commercial Services & Supplies — 1.3%
Administaff, Inc.	4,600	67,160
Allied Waste Industries, Inc.(a)	6,900	50,439
Cendant Corp.	13,300	273,182
Chemed Corp.	1,710	130,781
FirstService Corp. (Canada)(a)	1,890	38,159
Global Payments, Inc.	2,000	128,980
Kelly Services, Inc. (Class “A” Stock)	2,100	60,459
Kforce, Inc.(a)	9,690	106,493
Laureate Education, Inc.(a)	2,390	102,268
McGrath Rentcorp.	5,920	138,410

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Navigant Consulting, Inc.(a)	2,700	73,521
Optimal Group, Inc.(a)	4,240	77,083
PHH Corp.(a)	13,300	290,871
Providence Service Corp.(a)	2,880	66,974
Rollins, Inc.	2,700	50,220
Steiner Leisure, Ltd. (Bahamas)(a)	2,450	80,090
Waste Management, Inc.	11,000	317,350

		2,052,440

Communications Equipment — 1.0%
Avaya, Inc.(a)	19,100	223,088
Cisco Systems, Inc.(a)	20,900	373,901
Nortel Networks Corp. (Canada)(a)	64,200	175,266
QUALCOMM, Inc.	16,100	590,065
Research In Motion, Ltd. (Canada)(a)	2,300	175,766
Symmetricom, Inc.(a)	6,570	72,861

		1,610,947

Computers & Peripherals — 1.2%
Apple Computer, Inc.(a)	11,600	483,372
Dell, Inc.(a)	13,400	514,828
International Business Machines Corp. (IBM)	3,600	328,968
M-Systems Flash Disk Pioneers, Ltd. (Israel)(a)	2,830	62,373
Mercury Computer Systems, Inc.(a)	3,460	95,427
RadiSys Corp.(a)	6,470	91,615
Seagate Technology (Cayman Islands)	13,800	269,790

		1,846,373

Consumer Finance — 0.7%
American Express Co.	17,100	878,427
MBNA Corp.	8,400	206,220

		1,084,647

Distributors — 0.1%
Beacon Roofing Supply, Inc.(a)	3,840	84,038

Diversified Financial Services — 1.6%
AmeriCredit Corp.(a)	7,700	180,488
Citigroup, Inc.	14,500	651,630
Eaton Vance Corp.	5,800	135,952
J.P. Morgan Chase & Co.	22,300	771,580
Jeffries Group, Inc.	4,200	158,256
Principal Financial Group, Inc.	8,700	334,863
Raymond James Financial, Inc.	4,450	134,835
Student Loan Corp.	700	146,307

		2,513,911

Diversified Telecommunication Services — 0.6%
ALLTEL Corp.	4,200	230,370
MCI, Inc.	10,600	264,152
SBC Communications, Inc.	9,900	234,531
Verizon Communications, Inc.	5,500	195,250

		924,303

Electric Utilities — 0.7%
E.ON AG, ADR (Germany)	6,000	172,500
Exelon Corp.	6,400	293,696
PNM Resources, Inc.	4,000	106,720
TXU Corp.	6,200	493,706

		1,066,622

Electronic Equipment & Instruments — 0.7%
Agilent Technologies, Inc.(a)	20,600	457,320
Artesyn Technologies, Inc.(a)	8,180	71,248
BEI Technologies, Inc.	3,010	72,150
Checkpoint Systems, Inc.(a)	6,800	114,784
FARO Technologies, Inc.(a)	1,100	25,894
FLIR Systems, Inc.(a)	8,300	251,490
Sanmina-SCI Corp.(a)	9,800	51,156

		1,044,042

Energy Equipment & Services — 1.4%
Cal Dive International, Inc.(a)	1,510	68,403
ENSCO International, Inc.	3,300	124,278
GlobalSantaFe Corp.	10,200	377,808
Grey Wolf, Inc.(a)	11,430	75,209
Halliburton Co.	7,700	333,025
Headwaters, Inc.(a)	3,110	102,070
Maverick Tube Corp.(a)	2,170	70,547
Oil States International, Inc.(a)	3,820	78,501
Patterson-UTI Energy, Inc.	3,730	93,325
Schlumberger, Ltd.	10,500	740,040
Superior Energy Services, Inc.(a)	4,710	81,012
Unit Corp.(a)	1,720	77,692

		2,221,910

Food Products — 0.4%
Cadbury Schweppes PLC (United KIngdom)	25,500	255,640
Cadbury Schweppes PLC, ADR (United Kingdom)	8,600	350,020

		605,660

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	6,200	273,916
Kroger Co. (The)(a)	34,900	559,447
Whole Foods Market, Inc.	4,900	500,437

		1,333,800

Gas Utilities — 0.1%
ONEOK, Inc.	3,500	107,870

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Health Care Equipment & Supplies — 0.9%
Alcon, Inc.	3,500	312,515
Cooper Cos., Inc. (The)	3,100	225,990
Encore Medical Corp.(a)	15,140	81,453
Laserscope(a)	2,700	85,698
Lifeline Systems, Inc.(a)	3,650	110,668
OraSure Technologies, Inc.(a)	2,200	16,192
Orthovita, Inc.(a)	16,150	54,910
PolyMedica Corp.	3,140	99,727
Priority Healthcare Corp. (Class “B” Stock)(a)	3,830	82,843
Spectranetics Corp. (The)(a)	14,800	76,960
St. Jude Medical, Inc.(a)	5,600	201,600
Syneron Medical, Ltd. (Israel)(a)	1,470	46,834

		1,395,390

Health Care Providers & Services — 2.3%
Amedisys, Inc.(a)	2,360	71,390
America Service Group, Inc.(a)	3,725	82,434
American Healthways, Inc.(a)	4,500	148,590
AMERIGROUP Corp.(a)	2,600	95,056
Caremark Rx, Inc.(a)	7,400	294,372
CIGNA Corp.	7,300	651,890
Covance, Inc.(a)	3,800	180,918
Express Scripts, Inc.(a)	5,500	479,545
Kindred Healthcare, Inc.(a)	2,480	87,048
LabOne, Inc.(a)	3,210	110,681
Medco Health Solutions, Inc.(a)	4,216	208,987
Pharmaceutical Product Development, Inc.(a)	4,500	218,025
Sunrise Senior Living, Inc.(a)	1,100	53,460
UnitedHealth Group, Inc.	5,600	534,128
WellPoint, Inc.(a)	3,500	438,725

		3,655,249

Hotels, Restaurants & Leisure — 0.9%
Brinker International, Inc.(a)	2,700	97,794
CEC Entertainment, Inc.(a)	2,100	76,860
Century Casinos, Inc.(a)	2,200	19,954
Cosi, Inc.(a)	10,700	72,760
Kerzner International, Ltd. (Bahamas)(a)	1,070	65,516
McDonald’s Corp.	7,400	230,436
Mikohn Gaming Corp.(a)	2,600	32,656
RARE Hospitality International, Inc.(a)	3,040	93,875
Scientific Games Corp. (Class “A” Stock)(a)	7,330	167,491
Sonic Corp.(a)	3,300	110,220
Starbucks Corp.(a)	8,300	428,778

		1,396,340

Household Durables — 0.8%
Harman International Industries, Inc.	5,300	468,838
Hovnanian Enterprises, Inc. (Class “A” Stock)(a)	6,100	311,100
Meritage Corp.(a)	2,900	170,868
Snap-on, Inc.	3,300	104,907
Standard Pacific Corp.	2,500	180,475

		1,236,188

Household Products — 0.4%
Kimberly-Clark Corp.	4,800	315,504
Procter & Gamble Co.	7,100	376,300

		691,804

Industrial Conglomerates — 1.4%
General Electric Co.	38,600	1,391,916
Gentek, Inc.(a)	380	6,268
Phelps Dodge Corp.	3,300	335,709
Tyco International, Ltd. (Bermuda)	13,100	442,780
X-Rite, Inc.	4,510	67,831

		2,244,504

Insurance — 1.6%
Affirmative Insurance Holdings, Inc.	4,700	69,325
American International Group, Inc.	6,300	349,083
Commerce Group, Inc.	2,300	142,554
Delphi Financial Group, Inc.	2,150	92,450
Genworth Financial, Inc. (Class “A” Stock)	8,800	242,176
Infinity Property & Casualty Corp.	2,510	78,463
Loews Corp.	5,300	389,762
MBIA, Inc.	3,700	193,436
Philadelphia Consolidated Holding Corp.(a)	2,800	217,084
Protective Life Corp.	1,600	62,880
St. Travelers Paul Cos., Inc. (The)	8,917	327,521
Tower Group, Inc.	8,850	118,059
XL Capital, Ltd. (Class “A” Stock) (Bermuda)	3,900	282,243

		2,565,036

Internet & Catalog Retail — 0.5%
eBay, Inc.(a)	13,700	510,462
IAC/InterActiveCorp(a)	7,500	167,025
School Specialty, Inc.(a)	2,800	109,648

		787,135

Internet Software & Services — 1.4%
Digitas, Inc.(a)	11,850	119,685
Equinix, Inc.(a)	2,140	90,608
Fastclick, Inc.(a)	150	1,800
Google, Inc. (Class “A” stock)(a)	4,200	758,142
InfoSpace, Inc.(a)	2,180	89,009
j2 Global Communications, Inc.(a)	3,540	121,457

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Keynote Systems, Inc.(a)	9,790	116,207
Online Resources Corp.(a)	300	2,643
RADVision, Ltd. (Israel)(a)	5,680	71,909
RADWARE, Ltd.(a)	2,750	64,543
ValueClick, Inc.(a)	5,330	56,551
Yahoo!, Inc.(a)	22,300	755,970

		2,248,524

IT Services — 0.4%
Accenture, Ltd. (Class “A” Stock)(Bermuda)(a)	10,500	253,575
Infocrossing, Inc.(a)	5,880	93,139
SunGuard Data Systems, Inc. Common(a)	8,400	289,800

		636,514

Leisure Equipment & Products — 0.1%
K2, Inc.(a)	7,690	105,738

Machinery — 0.2%
Bucyrus International, Inc.	1,200	46,872
Deere & Co.	3,200	214,816
Joy Global, Inc.	200	7,012

		268,700

Media — 0.6%
EchoStar Communications Corp. (Class “A” Stock)	8,100	236,925
Image Entertainment, Inc.(a)	4,050	22,154
News Corp. (Class “A” Stock)	12,934	218,843
Scholastic Corp.(a)	2,500	92,225
Sinclair Broadcast Group, Inc. (Class “A” Stock)	6,300	50,589
UnitedGlobalCom, Inc.(a)	4,511	42,674
Viacom, Inc. (Class “B” Stock)	6,840	238,237

		901,647

Metals & Mining — 0.2%
Inco, Ltd. (Canada)(a)	8,000	318,400

Multi-line Retail — 0.6%
Federated Department Stores, Inc.	3,500	222,740
Target Corp.	13,300	665,266

		888,006

Multi-Utilities & Unregulated Power — 0.4%
Dominion Resources, Inc.	4,500	334,935
Sempra Energy	6,100	243,024

		577,959

Office Electronics — 0.3%
Xerox Corp.(a)	30,200	457,530

Oil & Gas — 2.6%
Cabot Oil & Gas Corp.	4,800	264,720
Chesapeake Energy Corp.	7,700	168,938
Eni S.p.A. ADR (Italy)	3,300	429,528
Exxon Mobil Corp.	3,500	208,600
Kerr-McGee Corp.	3,100	242,823
Nexen, Inc. (Canada)	9,400	516,342
Occidental Petroleum Corp.	7,700	548,009
Suncor Energy, Inc. (Canada)	20,800	836,368
Swift Energy Co.(a)	4,600	130,824
Total SA (France)	1,400	327,575
Total SA ADR (France)	3,548	415,932

		4,089,659

Paper & Forest Products — 0.2%
Georgia-Pacific Corp.	8,000	283,920

Personal Products — 0.4%
Chattem, Inc.(a)	3,000	133,410
Estee Lauder Cos., Inc. (Class “A” Stock)	6,800	305,864
Gillette Co. (The)	5,100	257,448

		696,722

Pharmaceuticals — 1.8%
Allergan, Inc.	3,400	236,198
AtheroGenics, Inc.(a)	3,930	51,444
Barr Laboratories, Inc.(a)	1,600	78,128
Eli Lilly & Co.	10,900	567,890
K-V Pharmaceutical Co. (Class “A” Stock)(a)	6,150	142,680
Novartis AG, ADR (Switzerland)	18,000	842,040
Roche Holdings, Ltd. ADR (Switzerland)	9,200	494,773
Salix Pharmaceuticals, Ltd.(a)	5,490	90,530
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	6,100	189,100
Wyeth	4,500	189,810

		2,882,593

Real Estate
Saxon Capital, Inc.	2,950	50,740

Real Estate Investment Trust — 0.1%
Entertainment Properties Trust	2,900	120,147
SL Green Realty Corp.	1,800	101,196

		221,343

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Road & Rail — 0.1%
Old Dominion Freight Lines, Inc.(a)	2,030	63,235
Vitran Corp., Inc.(a)	6,580	97,713

		160,948

Semiconductors & Semiconductor Equipment — 1.2%
02Micro International, Ltd.(a)	9,420	96,932
Applied Materials, Inc.(a)	17,900	290,875
Intel Corp.	21,100	490,153
Marvell Technology Group, Ltd. (Bermuda)(a)	10,500	402,570
Maxim Integrated Products, Inc.	8,800	359,656
Microsemi Corp.(a)	4,560	74,282
SiRF Technology Holdings, Inc.(a)	6,960	77,674
SRS Labs, Inc.(a)	12,950	51,670
Ultratech, Inc.(a)	4,470	65,262

		1,909,074

Software — 1.6%
Adobe Systems, Inc.	4,300	288,831
Computer Associates International, Inc.	27	732
Electronic Arts, Inc.(a)	9,300	481,554
Epicor Software Corp.(a)	6,140	80,434
Mercury Interactive Corp.(a)	6,300	298,494
Merge Technologies, Inc.(a)	4,890	85,819
Microsoft Corp.	25,300	611,501
NAVTEQ Corp.(a)	3,900	169,065
SafeNet, Inc.(a)	3,730	109,326
SAP AG, ADR(Germany)	8,200	328,656
Sonic Solutions(a)	3,950	59,448
Synplicity, Inc.(a)	12,380	69,452

		2,583,312

Specialty Retail — 1.1%
Aaron Rents, Inc.	3,235	64,700
Bed Bath & Beyond, Inc.(a)	5,400	197,316
Cash America International, Inc.	3,030	66,448
Charlotte Russe Holding, Inc.(a)	5,360	69,251
Chico’s FAS, Inc.(a)	20,600	582,156
CSK Auto Corp.(a)	4,800	84,720
Guitar Center, Inc.(a)	1,700	93,211
Jos. A. Bank Clothiers, Inc.(a)	4,032	118,138
Lowe’s Cos., Inc.	5,600	319,704
Williams-Sonoma, Inc.(a)	4,900	180,075

		1,775,719

Telecommunications
NTL, Inc.(a)	250	15,918

Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.(a)	5,200	294,476

Textiles & Apparel — 0.2%
Ashworth, Inc.(a)	8,670	98,751
Phillips-Van Heusen Corp.	5,600	149,184
Stein Mart, Inc.(a)	3,600	81,000

		328,935

Thrifts & Mortgage Finance — 0.2%
Freddie Mac	4,300	271,760

Tobacco — 0.4%
Altria Group, Inc.	9,700	634,283

Wireless Telecommunication Services — 0.6%
American Tower Corp. (Class “A” Stock)(a)	16,300	297,149
Nextel Communications, Inc. (Class “A” Stock)(a)	24,700	701,974

		999,123

TOTAL COMMON STOCKS (cost $52,039,641)		62,582,449

WARRANTS & RIGHTS(a)
Capital Goods
Gentek, Inc. expiring 10/31/08 (cost $57; purchased 11/10/03)(h)	444	2,775
Gentek, Inc. expiring 10/31/10 (cost $28; purchased 11/10/03)(h)	216	1,188

		3,963

Media & Entertainment
XM Satellite Radio, Inc. 144A expiring 03/03/10 (cost $0; purchased 07/11/00)(g)(h)	100	1

Telecommunications
McLeodUSA, Inc. expiring 04/16/07	2,311	42
United Mexican States, expiring 06/01/07	1,300,000	29,250
United Mexican States, expiring 06/30/06	1,300,000	32,240
United Mexican States, expiring 06/30/06	1,300,000	7,800

		69,332

TOTAL WARRANTS & RIGHTS (cost $85)		73,296

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value
CORPORATE BONDS — 21.9%
Financials — 0.1%
Kazkommerts International BV 144A (Netherland)
Gtd. Notes(g)	7.00%	11/03/09	Baa2	$40	39,500
	7.875%	04/07/14	Baa2	95	92,387

					131,887

Industrials — 18.2%
Abitibi-Consolidated, Inc.
Gtd. Notes	5.25%	06/20/08	Ba3	50	46,750
AEP Industries, Inc. 144A
Sr. Notes(g)	7.875%	03/15/13	B2	75	75,319
Agrilink Foods, Inc.
Sr. Sub. Notes (cost $23,458; purchased 04/11/00)(h)	11.875%	11/01/08	B3	25	25,938
Ahold Finance USA, Inc.
Notes	8.25%	07/15/10	Ba2	25	27,438
Ainsworth Lumber Co. Ltd.
Sr. Notes	6.75%	03/15/14	B2	130	123,500
Ainsworth Lumber Co. Ltd. 144A
Sr. Notes(g)	7.25%	10/01/12	B2	10	9,800
AK Steel Corp.
Gtd. Notes	7.75%	06/15/12	B1	70	67,375
	7.875%	02/15/09	B1	100	98,000
Alamosa Delaware, Inc.
Gtd. Notes	11.00%	07/31/10	Caa1	50	56,875
Sr. Notes	8.50%	01/31/12	Caa1	25	25,906
ALH Finance LLC
Sr. Sub. Notes	8.50%	01/15/13	B3	75	73,125
Alliance Imaging, Inc. 144A
Sr. Sub. Notes(g)	7.25%	12/15/12	B3	25	23,625
Alliant Techsystems, Inc.
Sr. Sub. Notes	8.50%	05/15/11	B2	75	79,500
Allied Waste North America, Inc.
144A, Sr. Notes(g)	7.25%	03/15/15	B2	50	47,500
Sec’d. Notes	5.75%	02/15/11	B2	60	54,600
Sr. Notes	7.875%	04/15/13	B2	50	49,875
	8.50%	12/01/08	B2	145	148,625
AMC Entertainment, Inc.
Sr. Sub. Notes	8.00%	03/01/14	B3	35	33,425
American Color Graphics, Inc.
Notes	10.00%	06/15/10	Caa3	40	26,000
American Standard, Inc.
Sr. Notes	7.375%	04/15/05	Baa3	125	125,204
Amkor Technology, Inc.
Sr. Notes	7.125%	03/15/11	B3	25	21,063
AMR Corp.
Debs.	10.00%	04/15/21	Caa2	50	32,750
Notes, M.T.N.	10.40%	03/10/11	NR	100	70,500
Anchor Glass Container Corp.	11.00%	02/15/13	B2	75	67,688
Arch Western Finance LLC
Sr. Notes	6.75%	07/01/13	Ba3	75	75,375
Argo-Tech Corp.
Sr. Notes	9.25%	06/01/11	B3	20	21,500
Argosy Gaming Co.
Sr. Sub. Notes	7.00%	01/15/14	B1	50	54,063
	9.00%	09/01/11	Ba3	50	54,687
ArvinMeritor, Inc.
Notes	8.75%	03/01/12	Ba1	125	130,000
Asbury Automotive Group, Inc. 144A
Sr. Sub. Notes(g)	8.00%	03/15/14	B3	25	24,250
AT&T Corp.
Sr. Notes	9.05%	11/15/11	Ba1	180	204,525
AutoNation, Inc.
Gtd. Notes	9.00%	08/01/08	Ba2	35	38,500
Aztar Corp.
Sr. Sub. Notes	7.875%	06/15/14	Ba3	20	21,250
	9.00%	08/15/11	Ba3	150	162,000
BE Aerospace, Inc.
Sr. Sub. Notes	8.875%	05/01/11	Caa2	115	116,437
Berry Plastics Corp.
Gtd. Notes	10.75%	07/15/12	B3	100	112,750
Blount, Inc.
Sr. Sub. Notes	8.875%	08/01/12	Caa1	200	211,000
Borden United States Finance Corporation / Borden 144A
Sec’d. Notes(g)	9.00%	07/15/14	B3	50	54,000
Bowater Finance Corp. (Canada)
Gtd. Notes	7.95%	11/15/11	Ba3	75	77,813
Boyd Gaming Corp.
Sr. Sub. Notes	8.75%	04/15/12	B1	90	97,425

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Interest Rate		Maturity Date		Moody’s Rating (Unaudited)	Principal Amount (000)	Value
Caesars Entertainment, Inc.
Sr. Sub. Notes	7.875%		03/15/10		Ba2	150	163,500
	8.125%		05/15/11		Ba2	25	27,687
	8.875%		09/15/08		Ba2	40	43,850
	9.375%		02/15/07		Ba2	45	47,869
Callahan Nordrhein Westfalen (German) Sr. Disc. Notes, Zero Coupon (until 7/15/05)(cost $158,525; purchased 08/01/01)(h)	Zero		07/15/10	(c)	NR	250	22,500
CanWest Media, Inc. (Canada)
Sr. Notes, Ser. B	7.625%		04/15/13		Ba3	5	5,275
Sr. Sub. Notes	10.625%		05/15/11		B2	100	109,000
Caraustar Industries, Inc.
Sr. Sub. Notes	9.875%		04/01/11		Caa1	25	26,250
Carrols Corp. 144A
Sr. Sub. Notes(g)	9.00%		01/15/13		B3	50	51,500
Cascades, Inc. (Canada)
144A Sr. Notes(g)	7.25%		02/15/13		Ba3	25	25,625
Sr. Notes	7.25%		02/15/13		Ba3	70	71,750
Case New Holland, Inc. 144A
Sr. Notes(g)	9.25%		08/01/11		Ba3	80	85,200
Cellu Tissue Holdings, Inc.
Sec’d Notes	9.75%		03/15/10		B2	125	128,750
Centennial Communications Corp.
Sr. Notes	8.125%		02/01/14		Caa1	25	25,625
Century Aluminum Co.
Gtd. Notes	7.50%		08/15/14		B1	75	75,750
Charter Communications Holdings LLC
Sr. Disc. Notes, Zero Coupon (until 05/15/06)	Zero		05/15/11		Ca	450	310,500
Sr. Notes	10.25%		01/15/10		Ca	175	140,437
Charter Community Hldgs.
Sr. Notes	10.25%		09/15/10		Caa1	100	102,000
Chesapeake Energy Corp. 144A
Sr. Notes(g)	6.375%		06/15/15		Ba3	200	197,500
Cincinnati Bell, Inc.
Sr. Sub. Notes	8.375%		01/15/14		B3	60	59,100
Citizens Communications Co.
Notes	9.25%		05/15/11		Ba3	105	114,975
Sr. Notes	6.25%		01/15/13		Ba3	40	37,600
Coinmach Corp.
Sr. Notes	9.00%		02/01/10		CCC+(e)	42	42,840
Concentra Operating Corp.
Gtd. Notes	9.125%		06/01/12		B3	75	79,500
	9.50%		08/15/10		B3	50	53,500
Continental Airlines, Inc.
Pass-thru Certs., Ser. 96-C69	9.50%		10/15/13		B3	56	42,511
Pass-thru Certs., Ser. 98-1B	6.748%		03/15/17		Ba2	39	31,518
Coventry Health Care, Inc.
144A, Sr. Notes(g)	5.875%		01/15/12		Ba1	10	10,000
Sr. Notes	8.125%		02/15/12		Ba1	50	54,250
Crown Castle International Corp.
Sr. Notes	7.50%		12/01/13		B3	100	109,750
	9.375%		08/01/11		B3	25	27,187
	10.75%		08/01/11		B3	100	106,750
Crown European Holdings SA
Notes	9.50%		03/01/11		B1	100	109,750
CSC Holdings, Inc.
Sr. Notes	7.25%		07/15/08		B1	50	51,250
	7.875%		12/15/07		B1	24	24,960
Sr. Notes, Ser. B	8.125%		07/15/09		B1	25	26,375
CSC Holdings, Inc. 144A
Sr. Notes(g)	6.75%		04/15/12		B1	100	99,250
CSN Islands VII Corp. 144A
Gtd. Notes (cost $79,923; purchased 09/05/03)(g)(h)	10.75%		09/12/08		B1	80	87,800
D.R. Horton, Inc.
Sr. Notes	7.875%		08/15/11		Ba1	200	218,518
DaimlerChrysler North America Holding Corp.
Gtd. Notes	3.20	%(b)	03/07/07		A3	600	600,073
Davita, Inc. 144A
Sr. Sub. Notes(g)	7.25%		03/15/15		B3	100	98,000
Del Monte Corp.
144A, Sr. Sub. Notes(g)	6.75%		02/15/15		B2	200	195,000
Sr. Sub. Notes	8.625%		12/15/12		B2	100	108,250
Delhaize America, Inc.
Gtd. Notes.	8.125%		04/15/11		Ba1	85	94,479
Delta Air Lines, Inc.
Notes	8.30%		12/15/29		Ca	125	39,375

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating (Unaudited)	Principal Amount (000)	Value
Dex Media East LLC
Gtd. Notes	12.125%	11/15/12		B2	131	155,235
Dex Media West LLC
Sr. Sub. Notes	9.875%	08/15/13		B2	179	199,585
Dex Media, Inc.
Notes	8.00%	11/15/13		B3	70	72,450
DIMON, Inc.
Gtd. Notes	9.625%	10/15/11		B1	65	73,369
DIRECTV Holdings LLC
Sr. Notes	8.375%	03/15/13		Ba2	80	86,600
Dobson Cellular Systems, Inc. 144A
Sec’d. Notes(g)	7.492%	11/01/11	(b)	B2	25	25,625
	8.375%	11/01/11		B2	25	25,500
Dole Food, Inc.
Gtd. Notes	7.25%	06/15/10		B2	35	35,350
Sr. Notes	8.625%	05/01/09		B2	50	52,500
	8.875%	03/15/11		B2	50	53,750
Dominos, Inc.
Sr. Sub. Notes	8.25%	07/01/11		B2	18	18,810
Echostar DBS Corp. 144A
Gtd. Note(g)	6.625%	10/01/14		Ba3	75	72,469
Eircom Funding
Gtd. Notes (Ireland)	8.25%	08/15/13		B1	65	70,688
Elan Finance PLC 144A (Ireland)
Sr. Notes(g)	7.75%	11/15/11		B3	25	18,688
Encore Acquisition Co.
Sr. Sub. Notes	6.25%	04/15/14		B2	25	25,000
Entercom Radio LLC
Gtd. Notes	7.625%	03/01/14		Ba2	25	26,000
Equistar Chemicals LP
Sr. Notes	10.125%	09/01/08		B2	95	104,975
	10.625%	05/01/11		B2	55	61,737
Esterline Technologies Corp
Sr. Sub. Notes	7.75%	06/15/13		B1	125	130,000
Evergreen Resources, Inc.
Sr. Sub. Notes	5.875%	03/15/12		Baa3	85	86,445
Felcor Lodging LP
Sr. Notes	6.874%	06/01/11	(b)	B1	50	51,500
	9.00%	06/01/11		B1	50	53,750
Felcor Suites LP
Gtd. Sr. Notes	7.625%	10/01/07		B1	75	77,531
Flextronics International Ltd.
Sr. Sub. Notes	6.25%	11/15/14		Ba2	150	142,500
Flowserve Corp.
Gtd. Notes	12.25%	08/15/10		B2	50	54,375
Ford Motor Credit Co. M.T.N.	3.59%	07/18/05	(b)	A3	700	698,687
Forest Oil Corp.
Sr. Notes	8.00%	06/15/08		Ba3	40	42,500
Foundation Pennsylvania Coal Co.
Sr. Notes	7.25%	08/01/14		B1	75	76,125
Freescale Semiconductor, Inc.
Sr. Notes	6.875%	07/15/11		Ba2	50	51,438
General Electric Capital Corp.
Sr. Unsub. Notes, M.T.N.	1.40%	11/02/06		Aaa	JPY 74,000	703,907
General Motors Acceptance Corp.
Notes	6.125%	09/15/06		Baa1	$75	74,654
	6.875%	09/15/11		Baa2	750	678,631
Notes, M.T.N.	4.395%	10/20/05	(b)	Baa2	100	99,771
	4.75%	05/19/05	(b)	Baa1	100	100,075
Georgia-Pacific Corp.
Notes	8.125%	05/15/11		Ba3	30	33,075
	8.875%	05/15/31		Ba3	100	120,500
Notes (cost $76,994; purchased 05/13/04)(h)	7.50%	05/15/06		Ba3	75	76,500
Goodman Global Holdings, Inc. 144A
Sr. Notes(g)	5.76%	06/15/12	(b)	B3	35	34,650
Graham Packaging Co., Inc. 144A
Sr. Notes(g)	8.50%	10/15/12		Caa1	25	25,000
Sr. Sub. Notes(g)	9.875%	10/15/14		Caa2	100	100,000
Gray Television, Inc.
Sr. Sub. Notes	9.25%	12/15/11		B2	125	135,000
Great Lakes Dredge & Dock Corp.
Sr. Sub. Notes	7.75%	12/15/13		Caa3	40	33,200
Greif Brothers Corp.
Sr. Sub. Notes	8.875%	08/01/12		B1	175	189,000
Group 1 Automotive, Inc.
Sr. Sub. Notes	8.25%	08/15/13		B1	75	75,750
Hanover Compressor Co.
Sr. Notes	8.625%	12/15/10		B3	50	52,250

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Interest Rate	Maturity Date	Moody's Rating (Unaudited)	Principal Amount (000)	Value
Hanover Equipment Trust
Sec’d. Notes	8.75%	09/01/11	B2	95	100,225
HCA, Inc.
Notes	5.50%	12/01/09	Ba2	75	74,159
	7.125%	06/01/06	Ba2	100	102,889
	8.36%	04/15/24	Ba2	100	109,541
Notes, M.T.N.
	9.00%	12/15/14	Ba2	150	174,331
HEALTHSOUTH Corp.
Notes	7.625%	06/01/12	NR	100	96,000
Sr. Sub. Notes
	8.50%	02/01/08	NR	175	174,125
Hercules, Inc.
Debs. (cost $151,105; purchased 05/07/03)(h)	6.60%	08/01/27	Ba1	150	150,000
HMH Properties, Inc.
Sr. Notes, Ser. B	7.875%	08/01/08	Ba3	26	26,520
Host Marriott L.P
Gtd. Notes	9.50%	01/15/07	Ba3	250	263,750
Sr. Notes
	7.00%	08/15/12	Ba3	100	99,000
	7.125%	11/01/13	Ba3	45	44,662
Houston Exploration Co. (The)
Sr. Sub. Notes	7.00%	06/15/13	B2	25	25,375
Huntsman Advanced Materials 144A
Sr. Sec’d. Notes(g)	11.00%	07/15/10	Ba3	60	68,850
Huntsman ICI Chemicals LLC
Sr. Sub. Notes	10.125%	07/01/09	B3	11	11,440
Iasis Healthcare LLC
Sr. Sub. Notes	8.75%	06/15/14	B3	40	41,700
IMC Global, Inc.
Debs.	6.875%	07/15/07	B1	100	102,500
Gtd. Notes, Ser. B
	11.25%	06/01/11	Ba3	175	195,125
Intelsat Bermuda Ltd. 144A
Sr. Notes(g)	8.25%	01/15/13	B2	150	151,500
Intrawest Corp.
Sr. Notes	7.50%	10/15/13	B1	75	75,188
Invensys PLC 144A
Sr. Notes(g)	9.875%	03/15/11	B3	45	45,788
Inverness Medical Innovations, Inc.
Sr. Sub. Notes	9.25%	02/15/12	Caa1	60	60,900
Iron Mountain, Inc.
Gtd. Notes	8.625%	04/01/13	Caa1	95	95,950
Isle of Capri Casinos, Inc.
Sr. Sub. Notes	7.00%	03/01/14	B2	50	49,500
ISP Chemco, Inc.
Gtd. Notes, Ser. B	10.25%	07/01/11	B1	75	81,188
Ispat Inland ULC
Sr. Sec’d. Notes	9.75%	04/01/14	Ba1	164	191,880
ITT Corp.
Debs.	7.375%	11/15/15	Ba1	175	188,125
Notes
	6.75%	11/15/05	Ba1	70	70,525
JC Penney Co., Inc.
Debs.	7.125%	11/15/23	Ba2	75	74,250
	7.40%	04/01/37	Ba2	235	202,100
Jefferson Smurfit Corp.
Gtd. Notes	7.50%	06/01/13	B2	50	49,750
	8.25%	10/01/12	B2	100	102,750
John Q Hammons Hotels
1st Mtge, Notes, Ser. B	8.875%	05/15/12	B2	25	26,813
Johnsondiversey Holdings, Inc.
Gtd. Notes	9.625%	05/15/12	B2	35	37,625
Sr. Disc. Notes, Zero Coupon (until 05/15/07)(cost $58,511; purchased 9/8/03)(h)
	Zero	05/15/13	B3	75	64,500
Joy Global, Inc.
Gtd. Notes, Ser. B	8.75%	03/15/12	Ba2	150	165,000
K Hovnanian Enterprises, Inc. 144A
Gtd. Notes(g)	6.25%	01/15/15	Ba1	50	47,853
K&F Industries, Inc. 144A
Sr. Sub. Notes(g)	7.75%	11/15/14	Caa1	50	48,500
K2, Inc.
Sr. Notes	7.375%	07/01/14	Ba3	50	51,750
Kabel Deutschland GmbH 144A (Germany)
Sr. Notes(g)	10.625%	07/01/14	B2	75	82,875
KB HOME
Sr. Sub. Notes	8.625%	12/15/08	Ba2	80	86,902
Kerzner International, Ltd. (Bahamas)
Sr. Sub. Notes	8.875%	08/15/11	B2	125	134,062
Knowledge Learning Inc. 144A
Gtd. Notes(g)	7.75%	02/01/15	B3	50	48,250
Koppers, Inc.
Gtd. Notes	9.875%	10/15/13	B2	75	83,625

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating (Unaudited)	Principal Amount (000)	Value
L-3 Communications Corp.
Sr. Sub. Notes	7.625%	06/15/12		Ba3	125	132,812
La Quinta Properties, Inc.
Sr. Notes	8.875%	03/15/11		Ba3	125	135,000
LCE Acquisition Corp. 144A
Gtd. Notes(g)	9.00%	08/01/14		B3	20	19,900
Leslie’s Poolmart, Inc. 144A
Sr. Notes(g)	7.75%	02/01/13		B2	125	126,250
Levi Strauss & Co. 144A
Sr. Notes(g)	7.73%	04/01/12	(b)	Caa3	50	49,125
Sr. Notes	12.25%	12/15/12		Caa3	100	109,000
Lyondell Chemical Co.
Sec’d. Notes	9.625%	05/01/07		B1	100	107,375
	11.125%	07/15/12		B1	50	57,500
Magellan Health Services, Inc.
Sr. Notes	9.375%	11/15/08		B3	213	229,652
Magnum Hunter Resources, Inc.
Gtd. Notes	9.60%	03/15/12		B2	10	11,200
Manitowoc, Inc.
Sr. Sub. Notes	10.50%	08/01/12		B2	97	110,095
Marquee, Inc. 144A
Sr. Notes(g)	8.625%	08/15/12		B2	75	79,875
MCI, Inc.
Sr. Notes	7.688%	05/01/09		B2	225	234,000
	8.735%	05/01/14		B2	55	60,500
Medco Health Solutions, Inc.
Sr. Notes	7.25%	08/15/13		Ba1	55	60,795
Medianews Group, Inc.
Sr. Sub. Notes	6.875%	10/01/13		B2	75	73,500
Medical Device Manufacturing, Inc. 144A
Gtd. Notes, Ser. B(g)	10.00%	07/15/12		Caa1	100	107,000
MedQuest, Inc.
Sr. Sub. Notes	11.875%	08/15/12		Caa1	150	147,000
Mercer International, Inc.
Sr. Notes	9.25%	02/15/13		Caa1	25	23,625
MGM Mirage, Inc.
Gtd. Notes	6.00%	10/01/09		Ba2	260	256,425
	9.75%	06/01/07		Ba3	205	220,375
Millar Western Forest Products, Ltd.
Sr. Notes	7.75%	11/15/13		B2	65	64,350
Mohegan Tribal Gaming Authority
Sr. Sub. Notes	6.375%	07/15/09		Ba3	50	49,625
	8.00%	04/01/12		Ba3	70	74,200
Morris Publishing Group LLC
Gtd. Notes	7.00%	08/01/13		Ba3	25	24,750
Mueller Group, Inc.
Sr. Sub. Notes	10.00%	05/01/12		Caa1	45	48,600
Nalco Co.
Sr. Notes	7.75%	11/15/11		B2	130	135,200
Sr. Sub. Notes	8.875%	11/15/13		Caa1	15	16,050
Navistar International Corp.
Gtd. Notes	9.375%	06/01/06		Ba3	40	41,700
NeighborCare, Inc.
Sr. Sub. Notes	6.875%	11/15/13		Ba3	35	36,750
New Skies Satellites NV 144A (Netherlands)
Sr. Notes(g)	7.438%	11/01/11	(b)	B3	25	25,500
Sr. Sub. Notes(g)
	9.125%	11/01/12		Caa1	25	25,500
Newfield Exploration Co.
Sr. Sub. Notes	8.375%	08/15/12		Ba3	50	54,000
Nextel Communications, Inc.
Sr. Notes	5.95%	03/15/14		Ba3	50	49,750
Norampac, Inc.
Sr. Notes	6.75%	06/01/13		Ba2	75	76,313
Norske Skog Canada, Ltd.
Sr. Notes	7.375%	03/01/14		Ba3	75	72,750
Nortek, Inc.
Sr. Sub. Notes	8.50%	09/01/14		Caa1	100	96,500
Nortel Networks Corp.
Sr. Gtd. Notes	4.25%	09/01/08		B3	25	23,125
Nortel Networks, Ltd. (Canada)
Conv. Notes	6.125%	02/15/06		B3	65	65,163
North Atlantic Trading Co.
Sr. Notes	9.25%	03/01/12		B3	15	11,250
Novelis, Inc. 144A
Sr. Notes(g)	7.25%	02/15/15		B1	75	73,500
OM Group, Inc.
Gtd. Notes	9.25%	12/15/11		Caa1	60	61,800

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Interest Rate	Maturity Date		Moody's Rating (Unaudited)	Principal Amount (000)	Value
OMEGA Healthcare Investors, Inc.
Notes	6.95%	08/01/07		B1	100	103,000
Sr. Notes	7.00%	04/01/14		B1	25	25,000
Oregon Steel Mills, Inc.
Gtd. Notes	10.00%	07/15/09		B1	120	129,900
Owens-Brockway Glass Container
Sr. Gtd. Sec’d. Notes	8.75%	11/15/12		B1	215	234,887
Pantry, Inc. (The)
Sr. Sub. Notes	7.75%	02/15/14		B3	85	87,975
Parker Drilling Co.
Sr. Notes	9.625%	10/01/13		B2	175	193,375
Pathmark Stores, Inc.
Gtd. Notes	8.75%	02/01/12		Caa1	50	48,625
Paxson Communications Corp.
Gtd. Notes	10.75%	07/15/08		Caa1	125	124,062
Penn National Gaming, Inc. 144A
Sr. Sub. Notes(g)	6.75%	03/01/15		B3	50	49,250
PQ Corp. 144A
Gtd. Notes(g)	7.50%	02/15/13		B3	125	123,125
Premcor Refining Group, Inc.
Gtd. Notes	6.75%	05/01/14		Ba3	20	20,000
Sr. Notes	9.50%	02/01/13		Ba3	100	111,750
Sr. Sub. Notes	7.75%	02/01/12		B2	50	51,625
Pride International, Inc.
Sr. Notes	7.375%	07/15/14		Ba2	25	26,500
PRIMEDIA, Inc.
Sr. Notes	8.169%	05/15/10	(b)	B3	75	79,500
Propex Fabrics 144A
Sr. Notes(g)	10.00%	12/01/12		Caa1	100	99,000
Quebecor Media, Inc. (Canada)
Sr. Disc. Notes, Zero Coupon (until 7/15/06)	Zero	07/15/11		B2	150	147,000
Qwest Corp. 144A
Sr. Notes(g)	7.875%	09/01/11		Ba3	100	103,000
Qwest Services Corp. 144A
Notes(g)	14.00%	12/15/10		Caa1	363	420,172
R.H. Donnelley Corp. 144A
Sr. Sub. Notes(g)	10.875%	12/15/12		B2	150	172,875
Rayovac Corp.
Sr. Sub. Notes	8.50%	10/01/13		B3	30	30,900
Res-Care, Inc.
Gtd. Notes	10.625%	11/15/08		B2	190	205,200
Rexnord Corp.
Sr. Sub. Notes	10.125%	12/15/12		B3	100	110,000
Rhodia SA
Sr. Notes	10.25%	06/01/10		B3	90	98,100
Sr. Sub Notes	8.875%	06/01/11		Caa1	100	97,250
Rockwood Specialties, Inc.
Sr. Sub. Notes (cost $53,162; purchased 04/26/04)(h)	10.625%	05/15/11		B3	50	55,500
Rogers Cablesystems, Inc., (Canada)
Gtd. Notes	11.00%	12/01/15		B2	100	109,000
Rogers Wireless Communications, Inc. (Canada)
Sec’d. Notes	9.625%	05/01/11		Ba3	95	107,825
Royal Caribbean Cruises, Ltd.
Debs.	7.25%	03/15/18		Ba1	45	47,700
Sr. Notes	6.875%	12/01/13		Ba1	25	26,062
	8.00%	05/15/10		Ba1	100	109,875
Russel Metals, Inc.
Sr. Notes	6.375%	03/01/14		Ba3	160	155,200
Ryerson Tull. Inc.
Sr. Notes	8.25%	12/15/11		B2	45	42,750
Saks, Inc.
Gtd. Notes	7.375%	02/15/19		Ba3	80	71,600
Sanmina-SCI Corp.
144A Sub. Notes(g)	6.75%	03/01/13		B1	75	70,312
Gtd. Notes	10.375%	01/15/10		Ba2	125	140,000
SBC Communications, Inc. 144A
Notes(g)	4.206%	06/05/21		A2	600	601,026
Seagate Technology Hdd Holdings
Gtd. Notes	8.00%	05/15/09		Ba2	150	159,375
Select Medical Corp. 144A
Sr. Sub. Notes(g)	7.625%	02/01/15		B3	50	50,000
Senior Housing Properties Trust
Sr. Notes	8.625%	01/15/12		Ba2	50	55,250
Sequa Corp.
Sr. Notes	8.875%	04/01/08		B1	100	105,000

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating (Unaudited)	Principal Amount (000)	Value
Service Corp. International
Notes	6.50%	03/15/08		Ba3	75	75,188
Sr. Notes	6.00%	12/15/05		Ba3	10	10,000
Silgan Holdings, Inc.
Sr. Sub. Notes	6.75%	11/15/13		B1	50	50,500
Six Flags, Inc. Sr. Notes	9.625%	06/01/14		Caa1	60	55,350
Smithfield Foods, Inc.
Sr. Notes	7.00%	08/01/11		Ba2	50	51,187
	8.00%	10/15/09		Ba2	70	74,200
Smurfit-Stone Container Corp.
Sr. Notes	8.375%	07/01/12		B2	25	25,813
Sonic Automotive, Inc.
Sr. Sub. Notes	8.625%	08/15/13		B2	40	39,800
Standard Aero Holdings, Inc. 144A
Sr. Sub. Notes(g)	8.25%	09/01/14		Caa1	45	46,575
Standard Commercial Corp.
Sr. Notes	8.00%	04/15/12		Ba3	75	86,250
Starwood Hotels & Resorts Worldwide, Inc.
Sr. Notes	7.375%	05/01/07		Ba1	120	123,900
	7.875%	05/01/12		Ba1	55	60,087
Stater Brothers Holdings, Inc.
Sr. Notes	8.125%	06/15/12		B1	25	24,125
Station Casinos, Inc.
Sr. Notes	6.00%	04/01/12		Ba3	75	74,438
Stena AB
Sr. Notes	7.50%	11/01/13		Ba3	100	99,000
Stone Energy Corp.
Sr. Sub. Notes	8.25%	12/15/11		B2	90	93,825
Sun Media Corp. (Canada)
Gtd. Notes	7.625%	02/15/13		Ba3	175	182,000
Tembec Industries, Inc. (Canada)
Gtd. Notes	7.75%	03/15/12		B2	130	118,300
Tenet Healthcare Corp. 144A Sr. Notes(g)	9.25%	02/01/15		B3	75	74,812
Sr. Notes	6.375%	12/01/11		B3	50	46,125
	6.50%	06/01/12		B3	15	13,800
Tenneco Automotive, Inc. 144A
Sr. Sub. Notes(g)	8.625%	11/15/14		B3	50	48,625
Terex Corp. 144A, Gtd. Notes(g)	7.375%	01/15/14		B3	25	25,500
Gtd. Notes	10.375%	04/01/11		B3	155	168,562
Sr. Sub. Notes	9.25%	07/15/11		B3	45	49,050
The Jean Coutu Group (PJC), Inc.
Sr. Notes	7.625%	08/01/12		B2	50	51,000
Sr. Sub. Notes	8.50%	08/01/14		B3	45	43,706
Toys “R” Us, Inc.
Notes
	7.625%	08/01/11		Ba2	25	23,500
	7.875%	04/15/13		Ba2	10	8,925
TRW Automotive
Sr. Notes	9.375%	02/15/13		Ba3	108	116,100
Tyco International Group SA 144A(g)	3.125%	01/15/23		Baa3	20	31,650
Ubiquitel Operating Co.
Sr. Note	9.875%	03/01/11		Caa1	25	27,563
Ubiquitel Operating Co. 144A
Sr. Note(g)	9.875%	03/01/11		Caa1	50	55,125
UGS Corp. 144A
Sr. Sub. Notes(g)	10.00%	06/01/12		B3	150	165,750
Unisys Corp.
Sr. Notes	8.125%	06/01/06		Ba1	75	76,875
United Rentals North America, Inc.
Gtd. Notes	6.50%	02/15/12		B1	100	97,250
United States Steel LLC
Sr. Notes	10.75%	08/01/08		Ba2	75	86,250
Universal City Florida Holding Co. 144A
Sr. Notes(g)	8.375%	05/01/10		B3	75	76,500
US Unwired, Inc.
Sec’d Notes	7.26%	06/15/10	(b)	B2	25	25,813
Vail Resorts, Inc.
Sr. Sub. Notes	6.75%	02/15/14		B2	60	58,800
Vanguard Health Holding LLC
Sr. Sub. Notes	9.00%	10/01/14		Caa1	75	78,938
Ventas Realty LP
Sr. Notes	6.625%	10/15/14		Ba3	75	74,437
	8.75%	05/01/09		Ba3	40	43,500
	9.00%	05/01/12		Ba3	85	96,475
Verizon Wireless Capital LLC 144A(g)	2.93%	05/23/05	(b)	A3	300	299,958

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating (Unaudited)		Principal Amount (000)		Value
Vertis, Inc.
Sec’d. Notes	9.75%	04/01/09		B3			135	141,075
Vintage Petroleum, Inc.
Sr. Notes	8.25%	05/01/12		Ba3			50	54,125
Sr. Sub. Notes	7.875%	05/15/11		B1			50	53,000
Visteon Corp.
Notes	7.00%	03/10/14		Ba2			135	114,750
Sr. Notes	8.25%	08/01/10		Ba2			45	42,750
Warner Chilcott Corp. 144A
Gtd. Notes(g)	8.75%	02/01/15		Caa1			150	150,750
Westlake Chemical Corp.
Gtd. Notes	8.75%	07/15/11		Ba2			45	49,219
Wynn Las Vegas LLC 144A
1st. Mtge(g)	6.625%	12/01/14		B2			110	104,500
Xerox Corp.
Sr. Notes	7.625%	06/15/13		Ba2			55	57,475

								28,700,268

Utilities — 3.6%
AES Corp.	9.375%	09/15/10		B1			275	303,187
Sr. Notes	9.50%	06/01/09		B1			25	27,344
AES Eastern Energy LP, Pass-thru. Certs., Ser. 99-A	9.00%	01/02/17		Ba1			38	43,471
Allegheny Energy Supply Co., LLC 144A
Notes(g)	8.25%	04/15/12		B2			30	31,800
Amerigas Partners LP
Sr. Notes	8.875%	05/20/11		B2			50	53,000
Aquila, Inc.
Sr. Notes	9.95%	02/01/11		B2			85	95,200
Calpine Corp. 144A
Sr. Notes(g)	8.75%	07/15/13		B	(e)		300	226,500
CMS Energy Corp.
Sr. Notes	7.50%	01/15/09		B1			125	128,750
	8.50%	04/15/11		B1			50	54,000
Dynegy Holdings, Inc. 144A
Sec’d Notes(g)	9.875%	07/15/10		B3			50	53,562
Sr. Sec’d. Notes(g)	10.125%	07/15/13		B3			130	141,700
Edison Mission Energy
Sr. Notes	7.73%	06/15/09		B1			150	156,375
El Paso Corp.
Sr. Notes	7.00%	05/15/11		Caa1			465	446,400
Sr. Notes, MTN	7.80%	08/01/31		Caa1			100	94,000
El Paso Production Holding Co.
Gtd. Notes	7.75%	06/01/13		B3			150	151,875
Empresa Nacional De Electricidad SA
Notes	8.35%	08/01/13		Ba1			210	235,413
	8.625%	08/01/15		Ba1			55	63,475
Enterprise Products Operating L.P.
Sr. Notes, Ser. B	5.60%	10/15/14		Baa3			75	74,020
Ferrellgas Partners LP
Sr. Notes	8.75%	06/15/12		B2			50	52,000
Homer City Funding LLC
Gtd. Notes	8.137%	10/01/19		Ba2			49	53,778
Inergy LP 144A
Sr. Notes(g)	6.875%	12/15/14		B1			50	48,000
Midland Funding Corp.
Debs.	13.25%	07/23/06		Ba3			175	188,450
Midwest Generation LLC Pass-thru Certs.,
Ser. A (cost $36,662; purchased 09/17/04)(h)	8.30%	07/02/09		B1			35	37,538
Pass-thru Certs., Ser. B	8.56%	01/02/16		B1			85	94,987
Sec’d Notes	8.75%	05/01/34		B1			75	83,625
Nevada Power Co. Gen. Ref. Mtge
Notes	6.50%	04/15/12		Ba2			50	51,625
	10.875%	10/15/09		Ba2			5	5,600
Noteco, Ltd.
Notes	6.92%	06/30/25	(b)	NR		EUR	7	14,287
NRG Energy, Inc. 144A(g)	8.00%	12/15/13		B1			$153	161,798
Orion Power Holdings, Inc.
Sr. Notes	12.00%	05/01/10		B2			140	170,100
Pacific Energy Partners Finance
Sr. Notes	7.125%	06/15/14		Ba2			25	25,875
Pemex Project Funding Master Trust
Gtd. Notes	8.625%	02/01/22		Baa1			250	284,062
	9.25%	03/30/18		Baa1			250	300,000
PG&E Corp.
First Mtge. Notes	3.82%	04/03/06	(b)	Baa1			150	150,393

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating (Unaudited)		Principal Amount (000)		Value
PPL Capital Funding Trust I
Sub. Notes	7.29%	05/18/06		Ba1			275	283,478
Reliant Resources, Inc.
Sec’d. Notes	9.50%	07/15/13		B1			140	152,250
Sierra Pacific Resources
Sr. Notes	8.625%	03/15/14		B2			40	42,600
Southern California Edison Co.
First Mtge. Notes	8.00%	02/15/07		A3			82	87,314
TECO Energy, Inc.
Notes	7.50%	06/15/10		Ba2			175	186,375
Tennessee Gas Pipeline Co.
Debs.	7.00%	10/15/28		B1			50	49,061
	7.625%	04/01/37		B1			145	148,687
Debs. (cost $78,997; purchased 12/03/02-12/09/02)(h)	7.00%	03/15/27		B1			90	93,085
Texas Genco LLC 144A
Sr. Notes (cost $100,000; purchased 12/8/04)(g)(h)	6.875%	12/15/14		B1			100	100,250
TNP Enterprises, Inc.
Sr. Sub. Notes	10.25%	04/01/10		B2			100	105,500
TransMontaigne, Inc.
Sr. Sub. Notes	9.125%	06/01/10		B3			35	37,100
TXU Energy Co. LLC 144A(g)	3.92%	01/17/06	(b)	Baa2			50	49,995
UtiliCorp Canada Finance Corp.
Gtd. Notes (Canada)	7.75%	06/15/11		B2			15	15,450
Williams Cos., Inc.
Notes	7.125%	09/01/11		B1			225	234,844
	8.125%	03/15/12		B1			40	43,800

								5,731,979

TOTAL CORPORATE BONDS (cost $34,148,003)								34,564,134

FOREIGN GOVERNMENT OBLIGATIONS — 4.9%
Federal Republic of Brazil	8.00%	04/15/14		B1			111	110,444
	8.25%	01/20/34		B1			45	39,960
	12.00%	04/15/10		B1			300	351,000
	11.00%	08/17/40		B1			200	222,600
French Government Bond Bonds	4.75%	04/25/35		Aaa		EUR	700	1,004,503
Bundesrepub Deutschland	6.50%	07/04/27		Aaa		EUR	500	874,355
Panamanian Government Bonds	9.625%	02/08/11		Ba1			$250	282,500
Republic of Colombia Notes	10.00%	01/23/12		Ba2			75	81,000
Russian Federation	5.00%	03/31/30		Baa3			1,050	1,077,825
United Kingdom Treasury Stock	5.00%	03/07/12		AAA	(e)	EUR	500	961,882
	5.00%	09/07/14		Aaa		EUR	1,300	2,514,404
United Maxican States	8.125%	12/30/19		Baa1			$170	194,820

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (cost $7,621,357)								7,715,293

						Shares
PREFERRED STOCKS
Industrials
McLeodUSA, Inc., Ser. A							1,043	1,043
PRIMEDIA, Inc., Ser. D							250	25,437

								26,480

TOTAL PREFERRED STOCKS (cost $ 246,464)								26,480

	Interest Rate	Maturity Date		Moody’s Rating (Unaudited)		Principal Amount (000)		Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%
Commercial Mortgage Pass-Through Cert
Ser. 2005-F10A, Class M0A1, (cost $600,000; purchased 3/23/05)(h)	3.134%	03/15/20	(b)	Aaa			$600	600,188
Ocwen Mortgage Loan Asset Backed Certificates
Ser. 1998-OFS3, CI. A	3.64%	10/25/29	(b)	AAA	(e)		4	3,844
Structured Asset Mortgage Investments, Inc.	3.862%	02/25/30	(b)	Aaa			16	15,805
Washington Mutual, Inc.
Ser. 2003-R1, Class A1	3.29%	12/25/27	(b)	Aaa			1,066	1,064,547

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $1,685,184)								1,684,384

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
Small Business Administration
Gtd. Notes	7.59%	01/01/20		Aaa			258	281,063
Small Business Investment Cos.	8.017%	02/10/10		Aaa			211	226,375

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $468,936)								507,438

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Interest Rate	Maturity Date		Principal Amount (000)	Value
U.S. GOVERNMENT SECURITIES — 13.0%
United States Treasury Bonds	6.00%	02/15/26		$2,500	2,859,862
	8.875%	08/15/17		350	486,623
	9.00%	11/15/18		1,200	1,709,343
	9.125%	05/15/18		600	857,227
United States Treasury Notes	3.625%	07/15/09		800	784,531
	4.875%	02/15/12		10,650	10,997,371
United States Treasury, TIPS	0.875%	04/15/10		905	885,718
	2.00%	01/15/14		1,341	1,372,562
	2.375%	01/15/25		202	217,523
	3.375%	01/15/07 (d)		361	378,872

TOTAL U.S. GOVERNMENT SECURITIES (cost $20,595,160)					20,549,632

MORTGAGE BACKED SECURITIES — 12.5%
Federal Home Loan Mortgage Corp.	3.404%	11/15/30 (b)		29	28,698
Federal National Mortgage Assn.	4.222%	05/01/36 (b)		288	295,173
	4.50%	08/01/33		543	515,725
	4.50%	TBA		4,200	3,984,750
	5.00%	01/01/19		194	193,832
	5.00%	TBA		11,100	10,819,037
	5.50%	TBA		1,000	1,001,250
	6.00%	11/01/32		300	307,069
	6.229%	08/01/29 (b)		60	61,087
	6.50%	06/01/18 - 10/01/32		541	564,460
	6.875%	08/01/09		948	1,018,136
Government National Mortgage Assn.	3.375%	04/20/27 (b)		151	153,297
	3.75%	08/20/24 (b)		12	11,870
	4.125%	10/20/27 - 11/20/29 (b)		131	133,389
	7.50%	02/20/30		564	597,318
	8.00%	08/20/31		23	24,407
	8.50%	02/20/26 - 04/20/31		68	73,720

TOTAL MORTGAGE BACKED SECURITIES (cost $19,592,754)					19,783,218

			Moody’s Rating (Unaudited)
MUNICIPAL BONDS — 1.5%
Golden State Tobacco Securitization Corp. Ser. 2003-A-1	6.25%	06/01/33	Baa3	300	307,086
Massachusetts State Water Resources Auth. Ser. J	5.00%	08/01/32	Aaa	250	256,775
Michigan St. Bldg. Auth. Rev.	5.25%	10/15/11	Aaa	400	436,708
New Jersey St. Trans. Trust Fund Auth. Ser. 1044, (cost $345,390; purchased 3/24/05)(h)	6.72%	06/15/12(b)	NR	300	341,622
San Antonio, Texas Water Rev.	5.00%	05/15/25	Aaa	500	515,370
Tobacco Settlement Financing Corp.	5.875%	05/15/39	Baa3	290	286,398
	6.375%	06/01/32	Baa3	250	256,283

TOTAL MUNICIPAL BONDS (cost $2,260,570)					2,400,242

TOTAL LONG-TERM INVESTMENTS (cost $138,658,154)					149,886,566

SHORT-TERM INVESTMENTS — 22.2%
CORPORATE BONDS — 2.0%
Financials — 1.1%
Bank Of America N.A.	2.61%	04/20/05	PRIM1	300	300,000
Wells Fargo Bank NA	2.79%	04/08/05	AA(e)	1,500	1,500,000

					1,800,000

Industrials — 0.9%
Ford Motor Credit Co.	2.52%	04/07/05	P2	200	199,916
General Electric Capital Corp.	2.754%	05/24/05	PRIM1	1,000	995,907
	2.949%	06/20/05	PRIM1	100	99,340
General Motors Acceptance Corp.	2.525%	04/05/05	P2	100	99,972

					1,395,135

TOTAL CORPORATE BONDS (cost $3,195,136)					3,195,135

U.S. GOVERNMENT SECURITIES — 5.9%
Federal Home Loan Mortgage Corp.	2.627%	05/10/05	PRIM1	4,500	4,487,666
Federal National Mortgage Assn.	2.548%	04/20/05	PRIM1	1,600	1,597,834
	2.594%	05/04/05	PRIM1	1,600	1,596,158
United States Treasury Bills	2.401%	05/05/05	Aaa	500	498,838
	2.60%	06/02/05	Aaa	50	49,728
	2.615%	06/16/05	Aaa(d)	335	333,092
	2.685%	04/14/05	Aaa	800	799,235

TOTAL U.S. GOVERNMENT SECURITIES (cost $9,362,562)					9,362,551

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Principal Amount (000)	Value
REPURCHASE AGREEMENT — 11.8%
State Street Bank & Trust Co.,
2.25%, 04/01/05 (f)	2,013	2,013,025
Lehman Brothers, Inc.
2.65% 04/01/05 (f)	16,700	16,700,000

TOTAL REPURCHASE AGREEMENT (cost $18,713,025)		18,713,025

	Shares
MUTUAL FUND — 2.5%
Dryden Core Investment Fund - Taxable Money Market Series (cost $3,865,294)	3,865,294	3,865,294

OUTSTANDING OPTIONS PURCHASED(a)

	Contracts
Put Options
Euro Futures, expiring 12/19/05 @ $ 93.0	20	125
Euro Futures, expiring 12/19/05 @ $ 93.75	104	650
Euro Futures, expiring 6/13/05 @ $ 95.75	21	131
Euro Futures, expiring 6/13/05 @ $ 96.0	10	63
Euro Futures, expiring 9/19/05 @ $ 94.0	20	125
United States Treasury Notes 5Yr
Futures, expiring 5/20/05 @ $102.5	50	781

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $ 2,619)		1,875

TOTAL SHORT-TERM INVESTMENTS (cost $35,138,636)		35,137,880

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND INVESTMENTS SOLD SHORT—117.0% (cost $173,796,790)(j)		185,024,446

INVESTMENTS SOLD SHORT — (9.0%)

	Interest Rate	Maturity Date	Principal Amount (000)

United States Treasury Notes	3.625%	05/15/13	$4,800	(4,555,877)
United States Treasury Notes	3.875%	02/15/13	7,600	(7,336,075)
United States Treasury Notes	6.00%	08/15/09	2,200	(2,364,139)

TOTAL INVESTMENTS SOLD SHORT (proceeds received $14,304,414)				(14,256,091)

OUTSTANDING OPTIONS WRITTEN

			Contracts/ Notional (000)

Call Options
Swap Option 3 month LIBOR, expiring 9/23/05 @ $ 4.0			2,900	(2,935)
Swap Option 3 month LIBOR, expiring 9/23/05 @ $ 4.0			600	(607)
United States Treasury Notes 10Yr Futures, expiring 5/20/05 @ $110.0			12	(6,000)
United States Treasury Notes 10Yr Futures, expiring 5/20/05 @ $112.0			5	(391)
United States Treasury Notes 10Yr Futures, expiring 5/20/05 @ $114.0			2	(31)

				(9,964)

Put Options
Swap Option, expiring 9/23/05 @ $ 7.0			600	(47)
United States Treasury Notes 10Yr Futures, expiring 5/20/05 @ $107.0			5	(1,015)
United States Treasury Notes 10Yr Futures, expiring 5/20/05 @ $108.0			35	(14,219)

				(15,281)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $91,974)				(25,245)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND INVESTMENTS SOLD SHORT—108.0% (cost $159,400,402)				170,743,110

OTHER LIABILITIES IN EXCESS OF OTHER ASSETS(i) — (8.0)%				(12,635,698)

TOTAL NET ASSETS — 100%				$158,107,412

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

TBA	Securities purchased on a forward commitment basis

TIPS	U.S. Treasury Inflation Protected Security

(a)	Non-income producing security.

(b)	Rate shown reflects current rate of variable instruments.

(c)	Issuer in default.

(d)	Security segregated as collateral for futures contracts.

(e)	Standard & Poor’s rating.

(f)	State Street Repurchase Agreement, repurchase price $2,013,151 due 04/01/05. The value of the collateral including accrued interest was $2,071,171. The collateral consists of US Treasury or federal agency obligations.

Lehman Brothers, Inc. Repurchase Agreement, repurchase price $16,701,229 due 04/01/05. The value of the collateral including accrued interest was $17,271,621. The collateral consists of US Treasury or federal agency obligations.

(g)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be subject to that rule except to qualified institutional buyers unless otherwise noted 144A securities are deemed to be liquid.

(h)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $1,762,812. The aggregate value, $1,659,385 represents 1.05% of the net assets.

(i)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, foreign currency contracts and swaps of:

Open futures contracts outstanding at March 31, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2005	Unrealized Appreciation/ (Depreciation)
Long Positions:
6	LIBOR	Dec 05	$1,349,942	$1,346,162	$(3,780)
19	Eurodollar	Sep 05	4,605,696	4,561,188	(44,508)
112	Eurodollar	Dec 05	26,923,198	26,814,200	(108,998)
11	Eurodollar	Dec 06	2,640,963	2,621,988	(18,975)
67	U.S. Treasury 5Yr Notes	Jun 05	7,174,656	7,175,281	625
Short Positions:
2	U.S. Treasury 10Yr Notes	Jun 05	216,250	218,531	(2,281)
5	U.S. Treasury Bonds	Jun 05	554,060	556,875	(2,815)

					$(180,732)

Forward foreign currency contracts outstanding at March 31, 2005:

Forward Foreign Currency Contracts	Value at Settlement Date	Value at March 31, 2005	Unrealized Appreciation/ (Depreciation)
Bought:
Euro expiring 04/18/05	$36,197	$36,310	$113
Euro expiring 04/18/05	1,351,219	1,331,797	(19,422)
Sold:
Euro expiring 04/18/05	$1,457,765	1,412,198	45,567
Euro expiring 04/25/05	1,490,750	1,465,578	25,172
Pound Sterling expiring 04/28/05	958,758	966,105	(7,347)
Pound Sterling expiring 04/28/05	2,529,245	2,496,401	32,844

			$76,927

(j)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$ 174,789,536	$13,270,237	$3,035,327	$10,234,910

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

Swap agreements outstanding at March 31, 2005: Diversified Conservative Growth Portfolio
(k) The Diversified Conservative Growth entered into credit default swap agreements as of March 31, 2005. Details of the swap agreements outstanding as of March 31, 2005 were as follows:

Counterparty(a)	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley	12/20/08	$200	0.26%	Allstate Corp. (The), 6.125%, due 2/15/12	(948)
UBS	12/20/08	$200	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	1,887
Bank of America, N.A	12/20/08	$100	0.13%	E.I. DuPont de Nemours & Co., 6.875%, due 10/15/09	(127)
Citigroup	12/20/08	$200	0.28%	Eaton Corp., 5.75%, due 7/15/12	(1,102)
Barclays	12/20/08	$200	0.16%	Eli Lilly & Co., Inc., 6.00%, due 3/15/12	(447)
Morgan Stanley	12/20/08	$100	0.21%	Emerson Electric Co., 4.625%, due 10/15/12	(100)
Citigroup	12/20/08	$100	0.29%	FedEx Corp., 7.25%, due 2/15/11	(404)
Bear Stearns	06/20/05	$1,700	0.55%	General Motors Acceptance Corp., 6.875%, due 8/28/12	7,936
Bear Stearns (b)	06/20/05	$1,700	0.69%	General Motors Corp., 7.125%, due 7/15/13	(6,854)
Lehman Brothers	12/20/08	$100	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(2,329)
Bear Stearns	12/20/08	$200	0.32%	Hewlett Packard Co., 6.50%, due 7/1/12	(699)
Merrill Lynch	12/20/08	$100	0.32%	Ingersoll-Rand Co., 6.48%, due 6/1/25	(497)
Lehman Brothers	12/20/08	$200	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	(185)
Lehman Brothers	12/20/08	$100	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(942)
Lehman Brothers	12/20/08	$100	0.30%	Masco Corp., 5.875%, due 7/15/12	(96)
Lehman Brothers	12/20/08	$100	0.48%	Northrop Grumman Corp., 7.125%, due 2/15/11	(788)
Lehman Brothers	06/20/09	$400	0.40%	People's Republic of China, 6.80%, due 5/23/11	(1,967)
Lehman Brothers	12/20/08	$100	0.35%	RadioShack Corp., 7.375%, due 5/15/11	111
	03/20/07	$200	0.61%	Russia	(963)
Lehman Brothers	12/20/08	$200	0.12%	The Home Depot, Inc., 5.375%, due 4/1/06	(432)
Barclays	12/20/08	$100	0.67%	The Walt Disney Co., 6.375%, due 3/1/12	(1,604)
Citigroup	12/20/08	$300	0.14%	Wal-Mart Stores, Inc., 6.875%, due 8/10/09	(648)
Lehman Brothers	12/20/08	$100	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	153

					(11,045)

(a)	Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

(b)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

Diversified Conservative Growth Portfolio
(l) The Diversified Conservative Portfolio entered into interest rate swap agreements as of March 31, 2005. Details of the swap agreements outstanding as of March 31, 2005 were as follows

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Greenwich Capital Derivatives, Inc. (b)	06/15/10	$1,600	4.00%	3 month LIBOR	(25,233)
Lehman Brothers (b)	06/15/15	$2,000	5.00%	3 month LIBOR	46,808
Morgan Stanley Capital (b)	06/15/15	$1,900	5.00%	3 month LIBOR	(5,970)
UBS Warburg (a)	12/15/14	EUR 3,500	5.00%	6 month Euribor	(381,525)
Merrill Lynch & Co. (b)	06/15/08	GBP 400	5.00%	6 month LIBOR	4,075
Goldman Sachs (a)	06/15/07	$1,000	4.00%	3 month LIBOR	6,570
Goldman Sachs (a)	6/15/2012	$600	5.00%	3 month LIBOR	9,096

					(346,179)

(a)	Portfolio pays the fixed rate and receives the floating rate.

(b)	Portfolio pays the floating rate and receives the fixed rate.

THE PRUDENTIAL SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS

EQUITY PORTFOLIO

March 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS — 98.8%
Aerospace/Defense — 2.7%
Boeing Co.	455,600	$26,634,376
General Dynamics Corp.	31,867	3,411,362
Honeywell International, Inc.	322,558	12,002,383
ITT Industries, Inc.	57,168	5,158,840
L-3 Communications Holdings, Inc.	16,129	1,145,482
Lockheed Martin Corp.(b)	531,410	32,447,895
Northrop Grumman Corp.	33,058	1,784,471
Raytheon Co.	391,200	15,139,440
United Technologies Corp.	100,172	10,183,485

		107,907,734

Air Freight & Logistics — 1.0%
United Parcel Service, Inc. (Class “B” Stock)(b)	521,877	37,961,333

Airlines — 0.0%
Southwest Airlines Co.	19,550	278,392

Automobiles — 0.1%
Ford Motor Co.	44,966	509,465
General Motors Corp.	22,049	648,020
Harley-Davidson, Inc.	48,442	2,798,010

		3,955,495

Beverages — 1.8%
Coca-Cola Co.	271,533	11,314,780
PepsiCo, Inc.	1,068,088	56,640,707
The Pepsi Bottling Group, Inc.	54,307	1,512,450

		69,467,937

Biotechnology — 2.9%
Amgen, Inc.(a)	882,093	51,346,634
Biogen Idec, Inc.(a)	65,169	2,248,982
Genentech, Inc.(a)(b)	587,100	33,235,731
Genzyme Corp.(a)	19,008	1,088,018
Gilead Sciences, Inc.(a)	577,629	20,679,118
OSI Pharmaceuticals, Inc.(a)	130,800	5,407,272

		114,005,755

Building & Building Products — 0.4%
American Standard Cos., Inc.	284,300	13,214,264
KB HOME	3,747	440,123
Pulte Homes, Inc.	9,232	679,752

		14,334,139

Capital Markets — 3.7%
Goldman Sachs Group, Inc.	369,413	40,631,736
Legg Mason, Inc.	74,300	5,805,802
Merrill Lynch & Co., Inc.	991,718	56,131,239
The Bank of New York Co., Inc.	514,026	14,932,455
The Charles Schwab Corp.(b)	2,624,700	27,585,597

		145,086,829

Chemicals — 1.4%
Air Products & Chemicals, Inc.	150,450	9,521,980
Dow Chemical Co.	96,286	4,799,857
E.I. du Pont de Nemours & Co.	729,115	37,359,853
Monsanto Co.	45,889	2,959,841
Praxair, Inc.	43,554	2,084,494

		56,726,025

Commercial Banks — 3.0%
Bank of America Corp.	884,895	39,023,869
Comerica, Inc.	171,200	9,429,696
Mellon Financial Corp.	149,890	4,277,861
North Fork Bancorporation, Inc.	40,195	1,115,009
SunTrust Banks, Inc.	84,494	6,089,483
U.S. Bancorp	161,382	4,651,029
Wachovia Corp.	437,178	22,256,732
Wells Fargo & Co.	509,037	30,440,413

		117,284,092

Commercial Services & Supplies — 2.0%
Avery Dennison Corp.	173,400	10,738,662
Cendant Corp.	98,350	2,020,109
Certegy, Inc.	34,528	1,195,359
Corinthian Colleges, Inc.(a)	88,086	1,384,712
Iron Mountain, Inc.(a)	56,514	1,629,864
Paychex, Inc.	1,043,839	34,258,796
PHH Corp.(a)(b)	941,900	20,599,353
Waste Management, Inc.	244,600	7,056,710

		78,883,565

Communications Equipment — 2.6%
ADC Telecommunications, Inc.(a)	5,339,200	10,625,008
Avaya, Inc.(a)	74,819	873,886
Cisco Systems, Inc.(a)	2,516,175	45,014,371
Comverse Technology, Inc.(a)	21,723	547,854
Corning, Inc.(a)	119,561	1,330,714
Lucent Technologies, Inc.(a)	322,311	886,355
Motorola, Inc.	174,919	2,618,537
Nortel Networks Corp.(a)	2,628,100	7,174,713
Polycom, Inc.(a)	297,000	5,034,150
QUALCOMM, Inc.	808,386	29,627,347

		103,732,935

EQUITY PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Computers & Peripherals — 2.5%
Dell, Inc.(a)	635,637	24,421,174
EMC Corp.(a)	415,515	5,119,145
Hewlett-Packard Co.	217,732	4,777,040
International Business Machines Corp.	580,843	53,077,433
Lexmark International, Inc.(a)	128,603	10,284,382
Sun Microsystems, Inc.(a)	414,398	1,674,168

		99,353,342

Consumer Finance — 1.4%
American Express Co.	1,010,418	51,905,173
SLM Corp.	88,140	4,392,897

		56,298,070

Diversified Financial Services — 4.9%
Capital One Financial Corp.	230,748	17,253,028
CIT Group, Inc.	81,460	3,095,480
Citigroup, Inc.	629,144	28,273,731
Fannie Mae	167,916	9,143,026
Fifth Third Bancorp	31,234	1,342,437
Franklin Resources, Inc.	77,170	5,297,721
Freddie Mac	202,497	12,797,810
J.P. Morgan Chase & Co.(b)	1,919,044	66,398,922
MBNA Corp.	334,286	8,206,721
Morgan Stanley	54,386	3,113,599
Principal Financial Group, Inc.(b)	690,726	26,586,044
State Street Corp.	139,918	6,117,215
T. Rowe Price Group, Inc.	75,975	4,511,396

		192,137,130

Diversified Telecommunication Services — 1.5%
ALLTEL Corp.	51,267	2,811,995
BellSouth Corp.	91,398	2,402,853
MCI, Inc.	952,823	23,744,349
Qwest Communications International, Inc.(a)	85,036	314,633
SBC Communications, Inc.	232,514	5,508,257
Sprint Corp.	829,535	18,871,921
Verizon Communications, Inc.	159,149	5,649,790

		59,303,798

Electric Utilities — 1.9%
AES Corp.(a)	49,908	817,493
Ameren Corp.	11,082	543,129
American Electric Power Co., Inc.	43,499	1,481,576
Cinergy Corp.	22,483	911,011
Consolidated Edison, Inc.	12,975	547,285
Constellation Energy Group, Inc.	24,818	1,283,091
Dominion Resources, Inc.	30,520	2,271,604
DTE Energy Co.	19,679	895,001
Edison International	39,101	1,357,587
Entergy Corp.	25,905	1,830,447
Exelon Corp.	664,504	30,494,088
FirstEnergy Corp.	33,195	1,392,530
FPL Group, Inc.	28,164	1,130,785
PG&E Corp.	49,691	1,694,463
Pinnacle West Capital Corp.	6,680	283,967
PPL Corp.	25,003	1,349,912
Progress Energy, Inc.	9,123	382,710
Public Service Enterprise Group, Inc.	9,713	528,290
Southern Co.	69,730	2,219,506
TXU Corp.	289,996	23,092,381

		74,506,856

Electrical Equipment — 0.1%
Molex, Inc. (Class “A” Stock)	77,230	1,822,628

Electronic Equipment & Instruments — 0.7%
Agilent Technologies, Inc.(a)	1,068,900	23,729,580
Dolby Laboratories, Inc. (Class “A” Stock)(a)	153,800	3,614,300

		27,343,880

Energy Equipment & Services — 4.3%
BJ Services Co.(b)	861,700	44,704,996
ENSCO International, Inc.	541,400	20,389,124
GlobalSantaFe Corp. (Cayman Islands)	901,200	33,380,448
Halliburton Co.	122,156	5,283,247
Schlumberger, Ltd.	664,763	46,852,496
Weatherford International, Ltd.(a)	348,600	20,197,884

		170,808,195

Food Products — 1.7%
Cadbury Schweppes PLC, ADR (United Kingdom)(b)	736,900	29,991,830
Hershey Foods Corp.	44,382	2,683,336
Kellogg Co.	363,983	15,749,544
McCormick & Co., Inc.	34,224	1,178,332
Sara Lee Corp.	774,659	17,166,444

		66,769,486

Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	176,900	7,815,442
Kroger Co.(a)(b)	1,772,600	28,414,778
Wal-Mart Stores, Inc.(e)	398,473	19,967,482
Whole Foods Market, Inc.(b)	276,800	28,269,584

		84,467,286

Gas Utilities — 0.3%
Kinder Morgan, Inc.	12,725	963,282
Sempra Energy	299,133	11,917,459

		12,880,741

Health Care Equipment & Supplies — 1.2%
Boston Scientific Corp.(a)	103,183	3,022,230
Fisher Scientific International, Inc.(a)	168,500	9,591,020
Medtronic, Inc.	122,190	6,225,581
Smith & Nephew PLC, ADR (United Kingdom)	38,015	1,787,465
St. Jude Medical, Inc.(a)	465,300	16,750,800
Zimmer Holdings, Inc.(a)	121,428	9,448,313

		46,825,409

EQUITY PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Health Care Providers & Services — 2.4%
Aetna, Inc.	54,307	4,070,310
Caremark Rx, Inc.(a)	683,200	27,177,696
Coventry Heath Care, Inc.(a)	234,600	15,985,644
UnitedHealth Group, Inc.	81,460	7,769,655
WellPoint, Inc.(a)	303,053	37,987,693

		92,990,998

Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.	52,135	2,701,115
Ctrip.com International Ltd., ADR (Cayman Islands)(a)	29,800	1,127,930
International Game Technology	55,502	1,479,683
Marriott International, Inc. (Class “A” Stock)	23,678	1,583,111
McDonald’s Corp.	434,099	13,517,843
Starbucks Corp.(a)	376,600	19,455,156

		39,864,838

Household Durables — 0.3%
Black & Decker Corp.	6,788	536,184
Centex Corp.	8,906	510,047
Fortune Brands, Inc.	12,002	967,721
Leggett & Platt, Inc.	15,532	448,564
Maytag Corp.	6,082	84,966
Newell Rubbermaid, Inc.	460,017	10,092,773
Snap-on, Inc.	4,779	151,924
Stanley Works	6,951	314,672
Whirlpool Corp.	5,267	356,734

		13,463,585

Household Products — 1.4%
Clorox Co.	78,745	4,960,148
Colgate-Palmolive Co.	149,344	7,791,276
Kimberly-Clark Corp.	303,344	19,938,801
Procter & Gamble Co.	432,775	22,937,075

		55,627,300

Industrial Conglomerates — 4.0%
3M Co.	101,169	8,669,172
General Electric Co.	2,935,700	105,861,342
Tyco International, Ltd.	1,282,759	43,357,254

		157,887,768

Insurance — 3.4%
Allstate Corp.	129,304	6,990,174
American International Group, Inc.	1,042,080	57,741,653
Assurant, Inc.	112,800	3,801,360
Berkshire Hathaway, Inc. (Class “A” Stock)(a)	122	10,614,000
Chubb Corp.	178,523	14,151,518
Loews Corp.	424,500	31,217,730
MetLife, Inc.	117,311	4,586,860
SAFECO Corp.	86,293	4,203,332

		133,306,627

Internet & Catalog Retail — 0.9%
eBay, Inc.(a)(b)	941,807	35,091,729
InterActiveCorp(a)	4,073	90,705

		35,182,434

Internet Software & Services — 1.7%
Google, Inc. (Class “A” Stock)(a)(b)	169,800	30,650,598
GTECH Holdings Corp.	15,749	370,574
SINA Corp. (Cayman Islands)(a)	69,400	2,155,564
Yahoo!, Inc.(a)(b)	980,866	33,251,357

		66,428,093

IT Consulting & Services — 0.2%
Affiliated Computer Services, Inc.
(Class “A” Stock)(a)	46,468	2,473,956
First Data Corp.	133,568	5,250,558

		7,724,514

Leisure Equipment & Products — 0.2%
Mattel, Inc.	370,400	7,908,040

Machinery — 0.7%
Caterpillar, Inc.	41,436	3,788,908
Danaher Corp.	134,665	7,192,458
Deere & Co.	30,330	2,036,053
Dover Corp.	76,178	2,878,766
Eaton Corp.	110,350	7,216,890
Illinois Tool Works, Inc.	24,217	2,168,148
Ingersoll-Rand Co. (Class “A” Stock) (Bermuda)	26,094	2,078,387
PACCAR, Inc.	23,297	1,686,470

		29,046,080

Media — 3.5%
Clear Channel Communications, Inc.	56,371	1,943,108
Comcast Corp. (Class “A” Stock)(a)	548,540	18,529,681
Comcast Corp. (Special Class “A” Stock)(a)	119,638	3,995,909
Gannett Co., Inc.	18,491	1,462,268
Liberty Media Corp. (Class “A” Stock)(a)	1,033,894	10,721,481
Liberty Media International, Inc. (Class “A” Stock)(a)	8,019	350,751
McGraw Hill, Inc.	12,327	1,075,531
New York Times Co. (Class “A” Stock)	20,691	756,877
News Corp. (Class “A” Stock)	217,824	3,685,582
News Corp. (Class “B” Stock)	741,200	13,052,532
Omnicom Group, Inc.	31,682	2,804,491
Time Warner, Inc.(a)	1,008,722	17,703,071
Tribune Co.	28,240	1,125,929

EQUITY PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Univision Communications, Inc. (Class “A” Stock)(a)(b)	767,000	21,238,230
Viacom, Inc. (Class “B” Stock)	1,038,786	36,180,916
Walt Disney Co.	112,360	3,228,103

		137,854,460

Metals & Mining — 4.7%
Alcan, Inc. (Canada)	20,582	780,470
Alcoa, Inc.	46,800	1,422,252
Alumina, Ltd., ADR (Australia)	1,554,300	28,599,120
Barrick Gold Corp. (Canada)	787,000	18,856,520
Companhia Vale do Rio Doce, ADR (Brazil)(b)	1,774,700	56,098,267
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)(b)	1,156,578	45,812,055
Massey Energy Co.	6,508	260,580
Newmont Mining Corp.(b)	627,560	26,514,410
Phelps Dodge Corp.	17,021	1,731,546
Placer Dome, Inc.	224,600	3,643,012

		183,718,232

Multi-line Retail — 2.1%
Dollar General Corp.	483,800	10,600,058
Family Dollar Stores, Inc.	115,319	3,501,085
Federated Department Stores, Inc.(b)	317,482	20,204,555
J.C. Penney Co., Inc.	190,600	9,895,952
Kohl’s Corp.(a)	65,054	3,358,738
Target Corp.(b)	702,613	35,144,702

		82,705,090

Multi-Utilities — 0.1%
Duke Energy Corp.	85,779	2,402,670

Office Electronics — 0.6%
Xerox Corp.(a)(b)	1,472,300	22,305,345

Oil & Gas — 7.9%
Amerada Hess Corp.	27,045	2,601,999
Apache Corp.	545,560	33,404,639
Burlington Resources, Inc.	59,530	2,980,667
ChevronTexaco Corp.	253,406	14,776,104
ConocoPhillips, Inc.	50,288	5,423,058
EOG Resources, Inc.	73,206	3,568,060
ExxonMobil Corp.(e)	987,630	58,862,748
Kerr-McGee Corp.(b)	265,700	20,812,281
Nexen, Inc. (Canada)	701,200	38,516,916
Occidental Petroleum Corp.	61,129	4,350,551
Suncor Energy, Inc. (Canada)	1,381,200	55,638,486
Total SA, ADR (France)(b)	581,200	68,134,076
Transocean, Inc.(a)	56,675	2,916,495
XTO Energy, Inc.	28,601	939,257

		312,925,337

Paper & Forest Products — 0.1%
Aracruz Celulose S.A., ADR (Brazil)	20,311	727,134
International Paper Co.	27,356	1,006,427
Weyerhaeuser Co.	13,225	905,912

		2,639,473

Personal Products — 0.4%
Alberto-Culver Co.	37,719	1,805,231
Avon Products, Inc.	116,759	5,013,632
Estee Lauder Cos., Inc. (Class “A” Stock)	172,100	7,741,058

		14,559,921

Pharmaceuticals — 6.1%
Abbott Laboratories	176,497	8,228,290
Allergan, Inc.	259,100	17,999,677
Barr Pharmaceuticals, Inc.(a)	32,477	1,585,852
Eli Lilly & Co.(b)	819,016	42,670,734
Forest Laboratories, Inc.(a)	24,924	920,942
GlaxoSmithKline PLC, ADR (United Kingdom)	154,700	7,103,824
Johnson & Johnson	307,293	20,637,798
Medco Health Solutions, Inc.(a)	38,015	1,884,403
Merck & Co., Inc.	116,759	3,779,489
Novartis AG, ADR (Switzerland)	727,700	34,041,806
Pfizer, Inc.(e)	1,191,705	31,306,090
Roche Holdings AG, ADR (Switzerland)(b)	529,600	28,481,729
Sanofi-Aventis, ADR (France)	162,300	6,871,782
Sepracor, Inc.(a)	172,800	9,920,448
Teva Pharmaceutical Industries, Ltd., ADR (Israel)	696,777	21,600,087
Wyeth	114,044	4,810,376

		241,843,327

Real Estate — 0.0%
CB Richard Ellis Group, Inc. (Class “A” Stock)(a)	20,007	700,045

Semiconductors & Semiconductor Equipment — 3.2%
Analog Devices, Inc.	82,726	2,989,718
Applied Materials, Inc.(a)	1,118,198	18,170,717
Intel Corp.	2,431,524	56,484,302
KLA-Tencor Corp.	34,648	1,594,154
Linear Technology Corp.	55,067	2,109,617
Marvell Technology Group Ltd. (Bermuda)(a)	570,000	21,853,800
Maxim Integrated Products, Inc.	294,100	12,019,867
Microchip Technology, Inc.	55,556	1,445,012
National Semiconductor Corp.	103,726	2,137,793
Novellus Systems, Inc.(a)	87,434	2,337,111
Texas Instruments, Inc.	89,932	2,292,367
Xilinx, Inc.	62,127	1,815,972

		125,250,430

EQUITY PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Software — 6.0%
Adobe Systems, Inc.	352,800	23,697,576
Cognos, Inc. (Canada)(a)	95,500	4,005,270
Electronic Arts, Inc.(a)	494,200	25,589,676
Intuit, Inc.(a)	84,033	3,678,124
Mercury Interactive Corp.(a)(b)	489,200	23,178,296
Microsoft Corp.	4,422,792	106,898,883
NAVTEQ Corp.(a)	313,200	13,577,220
Oracle Corp.(a)	1,153,675	14,397,864
SAP AG, ADR (Germany)(b)	528,500	21,182,280

		236,205,189

Specialty Retail — 1.4%
Bed Bath & Beyond, Inc.(a)	610,456	22,306,062
Best Buy Co., Inc.	300,063	16,206,403
Home Depot, Inc.	207,443	7,932,620
Lowe’s Cos., Inc.	115,079	6,569,860
OfficeMax, Inc.	24,438	818,673
Ross Stores, Inc.	81,189	2,365,848

		56,199,466

Textiles & Apparel — 0.0%
NIKE, Inc. (Class “B” Stock)	19,442	1,619,713

Tobacco — 1.2%
Altria Group, Inc.	745,776	48,766,293

Wireless Telecommunication Services — 1.1%
Nextel Communications, Inc. (Class “A” Stock)(a)(b)	1,414,424	40,197,930
Vodafone Group PLC, ADR (United Kingdom)	119,007	3,160,826

		43,358,756

TOTAL COMMON STOCKS (cost $3,383,043,414)		3,894,625,076

PREFERRED STOCK — 0.0%
Metals & Mining
Companhia Vale do Rio Doce, ADR (Brazil)(a)(b) (cost $823,800)	32,421	861,426

TOTAL LONG-TERM INVESTMENTS (cost $3,383,867,214)		3,895,486,502

SHORT-TERM INVESTMENTS — 11.5%
Mutual Fund — 11.1%
Dryden Core Investment Fund - Taxable Money Market Series (c)	440,647,47	440,647,475

	Principal Amount (000)
Repurchase Agreement — 0.4%
State Street Bank & Trust Co., 2.25%, 4/1/05(d)	$15,463	15,462,843

TOTAL SHORT-TERM INVESTMENTS (cost $456,110,318)		456,110,318

TOTAL INVESTMENTS — 110.3% (cost $3,839,977,532 g)		4,351,596,820
Variation Margin on open futures contracts, net		(13,855)
LIABILITIES IN EXCESS OF OTHER ASSETS(f) — (10.3)%		(407,618,979)

NET ASSETS — 100%		$3,943,963,986

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $412,690,218; cash collateral of $423,731,954 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $15,463,810 due 04/01/2005. The value of the collateral including accrued interest was $15,859,332. Collateralized by United States Treasury or federal agency obligations.

(e)	Security segregated as collateral for futures contracts.

(f)	Liabilities in excess of other assets include net unrealized appreciation on financial futures as follows:

Open futures contracts outstanding at March 31, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2005	Unrealized Appreciation
Long Positions: 35	S&P 500 Index	Jun 05	$10,250,670	$10,359,125	$108,455

(g)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$3,886,917,375	$609,587,323	$144,907,878	$464,679,445

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

FLEXIBLE MANAGED PORTFOLIO

March 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.7%
COMMON STOCKS — 72.6%
Aerospace/Defense — 1.9%
Armor Holdings, Inc.(a)	68,900	$2,555,501
DRS Technologies, Inc.(a)	10,400	442,000
General Dynamics Corp.	140,500	15,040,525
L-3 Communications Holdings, Inc.	26,000	1,846,520
Lockheed Martin Corp.	347,300	21,206,138
Northrop Grumman Corp.	309,400	16,701,412
Raytheon Co.,(b)	138,600	5,363,820
United Technologies Corp.	46,700	4,747,522

		67,903,438

Airlines
Skywest, Inc.	31,900	593,021

Apparel — 1.1%
Abercrombie & Fitch Co. (Class “A” Stock)	122,900	7,034,796
Aeropostale, Inc.(a)	90,200	2,954,050
Deckers Outdoor Corp.,(a)(b)	34,300	1,225,882
Genesco Inc.(a)	20,600	585,452
Hot Topic, Inc.(a)	53,700	1,173,345
Liz Claiborne, Inc.	81,200	3,258,556
NIKE, Inc. (Class “B” Stock)	18,200	1,516,242
The Gap, Inc.	662,300	14,464,632
The Timberland Co. (Class “A” Stock)(a)	30,500	2,163,365
Urban Outfitters, Inc.,(a)	8,700	417,339
V.F. Corp.(b)	61,100	3,613,454
Wolverine World Wide, Inc.	19,500	417,885

		38,824,998

Autos - Cars & Trucks — 0.8%
AutoNation, Inc.(a)(b)	39,000	738,660
BorgWarner, Inc.	5,600	272,608
Dana Corp.,	120,600	1,542,474
Ford Motor Co.(b)	1,328,200	15,048,506
Navistar International Corp.(a)	32,900	1,197,560
PACCAR, Inc.(b)	146,000	10,568,940
Winnebago Industries, Inc.(b)	3,800	120,080

		29,488,828

Banks & Savings & Loans — 4.1%
AmSouth Bancorporation(b)	18,300	474,885
Astoria Financial Corp.	19,700	498,410
Bank of America Corp.,	1,027,582	45,316,366
BB&T Corp.(b)	244,100	9,539,428
CapitalSource, Inc.(a)(b)	33,400	768,200
Comerica, Inc.(b)	136,300	7,507,404
Commerce Bancorp, Inc.(b)	26,700	866,949
Huntington Bancshares, Inc.	109,400	2,614,660
KeyCorp(b)	228,600	7,418,070
National City Corp.	141,200	4,730,200
North Fork Bancorporation, Inc.	356,700	9,894,858
Popular, Inc.	29,900	727,168
SunTrust Banks, Inc.(b)	53,000	3,819,710
U.S. Bancorp	833,932	24,033,920
Wachovia Corp.	270,400	13,766,064
Wells Fargo & Co.	185,400	11,086,920
Zions Bancorp	9,300	641,886

		143,705,098

Chemicals — 0.9%
Crompton Corp.	39,100	570,860
Eastman Chemical Co.	29,200	1,722,800
Engelhard Corp.	30,400	912,912
FMC Corp.(a)	21,000	1,122,450
Olin Corp.	69,100	1,540,930
PPG Industries, Inc.(b)	13,400	958,368
RPM, Inc.	21,600	394,848
The Dow Chemical Co.(b)	497,300	24,790,405
The Mosaic Co.(a)(b)	50,400	859,824

		32,873,397

Commercial Services — 0.1%
Convergys Corp.,(a)	49,400	737,542
iPayment Holdings, Inc.(a)	6,100	257,420
Polycom, Inc.(a)(b)	75,500	1,279,725
Robert Half International, Inc.	91,600	2,469,536

		4,744,223

Computers — 2.0%
Dell, Inc.(a)	247,500	9,508,950
Hewlett-Packard Co.(b)	807,765	17,722,364
International Business Machines Corp.	488,100	44,602,578

		71,833,892

Computer Services — 5.6%
Black Box Corp.	10,300	385,323
Cisco Systems, Inc.(a)	1,961,300	35,087,657
Citrix Systems, Inc.(a)(b)	14,700	350,154
Computer Sciences Corp.(a)	59,400	2,723,490
DST Systems, Inc.(a)	10,000	461,800
EMC Corp.(a)	1,591,700	19,609,744
Hutchinson Technology, Inc.(a)	30,400	1,057,312
Intuit, Inc.(a)(b)	197,500	8,644,575
Lexmark International, Inc.(a)	81,200	6,493,564
Microsoft Corp.	3,183,800	76,952,446

FLEXIBLE MANAGED PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Network Appliance, Inc.(a)(b)	482,000	13,332,120
Oracle Corp.(a)	2,298,800	28,689,024
Seagate Technology, Inc.(a)(f)	80,000	0
Storage Technology Corp.(a)	30,800	948,640
Western Digital Corp.(a)	206,000	2,626,500

		197,362,349

Construction — 0.4%
Martin Marietta Materials, Inc.	15,900	889,128
Masco Corp.(b)	231,500	8,026,105
Standard Pacific Corp.	46,700	3,371,273
Toll Brothers, Inc.(a)	11,600	914,660

		13,201,166

Consumer Products — 0.3%
Coach, Inc.(a)	194,600	11,020,198
NBTY, Inc.(a)	20,000	501,800

		11,521,998

Containers & Packaging — 0.2%
Ball Corp.,	101,200	4,197,776
Pactiv Corp.(a)	72,000	1,681,200

		5,878,976

Cosmetics & Soaps — 2.0%
Alberto-Culver Co.	5,600	268,016
Avon Products, Inc.	67,200	2,885,568
Colgate-Palmolive Co.	41,600	2,170,272
Estee Lauder Cos, Inc. (Class “A” Stock)	8,100	364,338
Gillette Co.	379,100	19,136,968
Nu Skin Enterprises, Inc. (Class “A” Stock)	41,800	940,918
Procter & Gamble Co.	842,500	44,652,500

		70,418,580

Distribution/Wholesale — 0.1%
Fastenal Co.	1,800	99,558
Hughes Supply, Inc.	22,500	669,375
The Sherwin-Williams Co.	15,200	668,648
W.W. Grainger, Inc.	57,800	3,599,206

		5,036,787

Diversified Operations — 3.9%
3M Co.	116,100	9,948,609
Cooper Industries, Ltd. (Class “A” Stock) (Bermuda)	67,300	4,813,296
Eaton Corp.	103,700	6,781,980
General Electric Co.	2,043,700	73,695,822
Illinois Tool Works, Inc.(b)	71,200	6,374,536
Ingersoll-Rand Co. (Class “A” Stock)	138,400	11,023,560
Kennametal, Inc.	28,800	1,367,712
Teleflex, Inc.	17,700	905,886
Tyco International Ltd.	610,150	20,623,070
Walter Industries, Inc.(b)	40,600	1,727,530

		137,262,001

Drugs & Medical Supplies — 6.1%
Abbott Laboratories	173,100	8,069,922
American Medical Systems Holdings, Inc.(a)(b)	52,600	903,668
AmerisourceBergen Corp.	34,900	1,999,421
Amgen, Inc.(a)	78,008	4,540,846
Applera Corp. - Applied Biosystems Group	124,100	2,449,734
Bausch & Lomb, Inc.(b)	68,100	4,991,730
Baxter International, Inc.	23,000	781,540
Becton, Dickinson & Co.	175,700	10,264,394
Biosite, Inc.(a)(b)	26,900	1,399,607
C.R. Bard, Inc.	55,800	3,798,864
Dade Behring Holdings, Inc.(a)	21,600	1,272,888
Forest Laboratories, Inc.(a)	142,400	5,261,680
Guidant Corp.	23,600	1,744,040
Haemonetics Corp.(a)	11,500	484,840
Hospira, Inc.(a)	49,520	1,598,010
Immucor Corp.(a)(b)	46,350	1,399,306
InterMune, Inc.(a)(b)	60,300	663,300
Intuitive Surgical, Inc.(a)	29,200	1,327,724
Invitrogen Corp.(a)	86,700	5,999,640
Johnson & Johnson	757,598	50,880,282
Kensey Nash Corp.(a)(b)	2,600	70,408
Lilly (Eli) & Co.	23,500	1,224,350
Medtronic, Inc.(b)	43,300	2,206,135
Mentor Corp.(b)	23,800	763,980
Merck & Co., Inc.	921,800	29,838,666
Palomar Medical Technologies, Inc.(a)	26,300	709,311
Pfizer, Inc.	2,086,765	54,819,317
Quest Diagnostics, Inc.	69,100	7,264,483
Respironics, Inc.(a)	16,200	943,974
St. Jude Medical, Inc.(a)	42,100	1,515,600
Techne Corp.(a)	23,000	924,140
Thoratec Corp.(a)	46,900	573,118
Varian Medical Systems, Inc.(a)(b)	107,000	3,667,960
Ventana Medical Systems, Inc.(a)(b)	28,800	1,078,848

		215,431,726

Electronics — 0.6%
Amphenol Corp. (Class “A” Stock)	30,600	1,133,424
Emerson Electric Co.	203,600	13,219,748
IDEXX Laboratories, Inc.(a)	20,700	1,121,112
PerkinElmer, Inc.	112,700	2,325,001
Tech Data Corp.(a)	59,100	2,190,246
Waters Corp.(a)	46,400	1,660,656

		21,650,187

Financial Services — 6.7%
American Express Co.	295,800	15,195,246

FLEXIBLE MANAGED PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Ameritrade Holding Corp.(a)	206,100	2,104,281
Bear, Stearns & Co., Inc.(b)	105,700	10,559,430
CIT Group, Inc.	171,400	6,513,200
Citigroup, Inc.	985,962	44,309,132
Countrywide Credit Industries, Inc.(b)	374,200	12,146,532
E*TRADE Financial Corp.,(a)	22,200	266,400
Fannie Mae	293,100	15,959,295
Fiserv, Inc.(a)	8,300	330,340
Freddie Mac	136,400	8,620,480
Friedman, Billings, Ramsey Group, Inc.	53,100	842,697
Goldman Sachs Group, Inc.	228,500	25,132,715
Indymac Bancorp, Inc.	10,200	346,800
J.P. Morgan Chase & Co.	470,594	16,282,552
Lehman Brothers Holdings, Inc.	138,000	12,994,080
MBNA Corp.	111,850	2,745,918
Merrill Lynch & Co., Inc.,	331,100	18,740,260
Moody’s Corp.(b)	15,900	1,285,674
Morgan Stanley	367,790	21,055,978
PNC Financial Services Corp.	109,100	5,616,468
Providian Financial Corp.(a)(b)	228,700	3,924,492
R.R. Donnelley & Sons Co.	10,400	328,848
Resources Connection, Inc.(a)	71,500	1,496,495
SLM Corp.	149,000	7,426,160
Washington Mutual, Inc.(b)	33,300	1,315,350

		235,538,823

Food & Beverage — 2.1%
Anheuser Busch Cos., Inc.(b)	300,500	14,240,695
Campbell Soup Co.	34,300	995,386
Chiquita Brands International, Inc.(b)	45,900	1,229,202
Coca-Cola Co.	510,700	21,280,869
Coca-Cola Enterprises Inc.(b)	99,300	2,037,636
Dean Foods Co.(a)	33,200	1,138,760
Del Monte Foods Co.(a)	32,600	353,710
Kellogg Co.	45,600	1,973,112
Kraft Foods, Inc., (Class “A” Stock)	39,800	1,315,390
Pepsi Bottling Group, Inc.(b)	210,200	5,854,070
PepsiCo, Inc.	148,720	7,886,622
Pilgrim’s Pride Corp.(b)	50,100	1,789,572
Sanderson Farms, Inc.(b)	22,600	976,546
Sara Lee Corp.	60,000	1,329,600
Smithfield Foods, Inc.(a)	63,900	2,016,045
SUPERVALU, Inc.(b)	114,800	3,828,580
The Kroger Co.(a)	280,500	4,496,415
Tyson Foods, Inc. (Class “A” Stock)(b)	120,843	2,015,661

		74,757,871

Forest Products — 0.5%
Georgia-Pacific Corp.	200,200	7,105,098
Louisiana-Pacific Corp.	156,100	3,924,354
Weyerhaeuser Co.(b)	70,700	4,842,950

		15,872,402

Gas Pipelines — 0.2%
Sempra Energy(b)	165,573	6,596,428
Universal Compression Holdings, Inc.,(a)	21,200	802,844

		7,399,272

Healthcare — 1.1%
Aetna, Inc.	132,000	9,893,400
Apria Healthcare Group, Inc.(a)	26,300	844,230
Express Scripts, Inc.(a)(b)	101,100	8,814,909
Kindred Healthcare, Inc.(a)	12,500	438,750
LifePoint Hospitals, Inc.(a)(b)	16,300	714,592
Manor Care, Inc.(b)	59,600	2,167,056
UnitedHealth Group, Inc.	700	66,766
WellPoint, Inc.(a)	121,800	15,267,630

		38,207,333

Hospital Management — 0.7%
AmSurg Corp.(a)	23,800	602,140
Caremark Rx, Inc.(a)	353,700	14,070,186
Centene Corp.,(a)	48,700	1,460,513
HCA, Inc.	51,000	2,732,070
Humana, Inc.(a)	100,300	3,203,582
Molina Healthcare. Inc.(a)	5,600	258,104
PacifiCare Health Systems, Inc.(a)	8,400	478,128
Pediatrix Medical Group, Inc.(a)	15,700	1,076,863
Sierra Health Services, Inc.(a)(b)	26,200	1,672,608

		25,554,194

Household & Personal Care Products — 0.5%
Kimberly-Clark Corp.	262,900	17,280,417
USANA Health Sciences, Inc.(a)(b)	24,400	1,154,120

		18,434,537

Insurance — 2.9%
Allmerica Financial Corp.(a)	5,400	194,130
Allstate Corp.	364,100	19,683,246
American Financial Group, Inc.	27,600	850,080
American International Group, Inc.	453,735	25,141,456
CIGNA Corp.	25,000	2,232,500
Everest Re Group Ltd. (Bermuda)	17,700	1,506,447
First American Corp.	42,600	1,403,244
Genworth Financial, Inc. (Class “A” Stock)(b)	88,100	2,424,512
LandAmerica Financial Group, Inc.(b)	26,600	1,330,798
Lincoln National Corp.	6,400	288,896
Loews Corp.	71,400	5,250,756
MetLife, Inc.	286,200	11,190,420
MGIC Investment Corp.	82,400	5,081,608
Odyssey Re Holdings Corp.(b)	12,200	305,488
Principal Financial Group, Inc.	164,900	6,347,001
Radian Group, Inc.	15,600	744,744

FLEXIBLE MANAGED PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
SAFECO Corp.	15,100	735,521
The Chubb Corp.	119,400	9,464,838
The Hartford Financial Services Group, Inc.	47,200	3,236,032
UnumProvident Corp.(b)	283,670	4,828,064
XL Capital Ltd. (Class “A” Stock)(b)	11,200	810,544

		103,050,325

Internet Software & Services — 0.6%
EarthLink, Inc.(a)	141,300	1,271,700
Internet Security Systems, Inc.(a)	85,400	1,562,820
Monster Worldwide, Inc.(a)	14,000	392,700
Overstock.com, Inc.(a)(b)	147,200	6,328,128
Priceline.com, Inc.(a)(b)	25,100	632,520
Yahoo!, Inc.(a)(b)	276,000	9,356,400

		19,544,268

Leisure — 0.2%
Carnival Corp.,(b)	38,500	1,994,685
Marvel Enterprises, Inc.(a)	108,900	2,178,000
Sabre Holdings Corp. (Class “A” Stock)(b)	144,400	3,159,472

		7,332,157

Machinery — 0.5%
Cummins, Inc.(b)	54,800	3,855,180
Deere & Co.	183,100	12,291,503
Zebra Technologies Corp. (Class “A” Stock)(a)	15,200	721,848

		16,868,531

Manufacturing — 0.2%
JAKKS Pacific, Inc.(a)	38,000	815,860
Parker Hannifin Corp.(b)	35,500	2,162,660
Thermo Electron Corp.(a)	143,700	3,634,173
Wellman, Inc.	33,400	482,964

		7,095,657

Media — 2.2%
Clear Channel Communications, Inc.(b)	79,400	2,736,918
Comcast Corp. (Special Class “A” Stock)(a)(b)	89,782	3,032,836
Entercom Communications Corp.(a)	24,000	852,480
Gannett Co., Inc.(b)	173,000	13,680,840
Knight-Ridder, Inc.	62,200	4,182,950
Liberty Media Corp. (Class “A” Stock)(a)	484,900	5,028,413
Meredith Corp.	19,300	902,275
Scholastic Corp.(a)	14,500	534,905
The Washington Post Co. (Class “B” Stock)	300	268,200
Time Warner, Inc.(a)(b)	1,898,450	33,317,797
Tribune Co.(b)	40,300	1,606,761
Walt Disney Co.	364,900	10,483,577

		76,627,952

Media & Entertainment — 0.2%
Viacom, Inc. (Class “B” Stock)	247,238	8,611,300

Metals - Non Ferrous
Mueller Industries, Inc.	7,000	197,050

Metal - Steel — 1.0%
Nucor Corp.(b)	332,200	19,121,432
Oregon Steel Mills, Inc.(a)	14,800	340,400
Reliance Steel & Aluminum Co.(b)	25,000	1,000,250
Steel Dynamics, Inc.	44,500	1,533,025
United States Steel Corp.(b)	285,900	14,538,015

		36,533,122

Miscellaneous Consumer Growth — 0.1%
Energizer Holdings, Inc.(a)(b)	52,400	3,133,520

Office Equipment & Supplies — 0.3%
Herman Miller, Inc.	24,000	722,880
Xerox Corp.(a)	556,000	8,423,400

		9,146,280

Oil & Gas — 6.9%
Amerada Hess Corp.	31,800	3,059,478
Anadarko Petroleum Corp.(a)(b)	221,800	16,878,980
Apache Corp.,	139,600	8,547,708
Cal Dive International, Inc.(a)(b)	6,700	303,510
ChevronTexaco Corp.(b)	566,156	33,012,556
Conoco, Inc. (Class “B” Stock)	333,767	35,993,433
Devon Energy Corp.	181,124	8,648,671
Diamond Offshore Drilling, Inc.(b)	136,900	6,831,310
Exxon Mobil Corp.	1,354,016	80,699,354
Houston Exploration Co.(a)	11,300	643,535
KeySpan Corp.	7,000	272,790
Noble Energy, Inc.	17,100	1,163,142
ONEOK, Inc.(b)	12,900	397,578
Pogo Producing Co.	45,100	2,220,724
Rowan Companies, Inc.	13,400	401,062
Schlumberger Ltd.	355,500	25,055,640
Tidewater, Inc.	14,000	544,040
Todco (Class “A” Stock)(a)	65,300	1,687,352
Transocean, Inc.(a)	280,900	14,455,114

		240,815,977

Pharmaceuticals — 0.9%
Barr Pharmaceuticals, Inc.(a)	12,000	585,960
First Horizon Pharmaceutical Corp.(a)(b)	69,900	1,179,912
Medicis Pharmaceutical Corp. (Class “A” Stock)(b)	103,300	3,096,934

FLEXIBLE MANAGED PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
SFBC International, Inc.(a)	13,700	482,788
United Therapeutics Corp.(a)(b)	51,300	2,344,154
Wyeth	545,000	22,988,100

		30,677,848

Photography — 0.1%
Eastman Kodak Co.(b)	130,600	4,251,030

Real Estate Investment Trust — 0.3%
American Home Mortgage Investment Corp.(b)	37,900	1,085,456
Boykin Lodging Co.(a)	1,500	14,295
General Growth Properties, Inc.	71,400	2,434,740
New Century Financial Corp.(b)	100,149	4,688,976
Simon Property Group, Inc.	29,600	1,793,168
Thornburg Mortgage, Inc.(b)	2,200	61,688

		10,078,323

Restaurants — 1.0%
Brinker International, Inc.(a)	70,200	2,542,644
CBRL Group, Inc.	28,400	1,172,920
CEC Entertainment, Inc.(a)	36,150	1,323,090
Darden Restaurants, Inc.	146,700	4,500,756
Jack in the Box, Inc.(a)	25,700	953,470
McDonald’s Corp.	708,400	22,059,576
Starbucks Corp.(a)	2,700	139,482
Yum! Brands, Inc.(b)	24,500	1,269,345

		33,961,283

Retail — 4.5%
Albertson’s, Inc.(b)	268,500	5,544,525
American Eagle Outfitters, Inc.(b)	132,400	3,912,420
AutoZone, Inc.(a)(b)	12,800	1,096,960
Bed Bath & Beyond, Inc.(a)	134,400	4,910,976
Federated Department Stores, Inc.	179,200	11,404,288
Home Depot, Inc.	631,750	24,158,120
J. C. Penney Co., Inc.	408,500	21,209,320
Jones Apparel Group, Inc.(b)	109,000	3,650,410
Limited Brands	278,400	6,765,120
Nordstrom, Inc.	19,400	1,074,372
Pacific Sunwear of California, Inc.(a)	199,300	5,576,414
Reebok International Ltd.(b)	77,100	3,415,530
Safeway, Inc.,(a)(b)	363,600	6,737,508
Select Comfort Corp.(a)(b)	37,500	766,500
Wal-Mart Stores, Inc.(b)	1,174,500	58,854,195

		159,076,658

Schools — 0.6%
Apollo Group, Inc. (Class “A” Stock)(a)(b)	255,683	18,935,883
Career Education Corp.,(a)	58,500	2,004,210

		20,940,093

Semiconductors — 2.1%
Intel Corp.	2,182,000	50,687,860
Linear Technology Corp.(b)	434,800	16,657,188
MEMC Electronic Materials, Inc.(a)(b)	32,500	437,125
PortalPlayer, Inc.(a)	21,900	499,977
Sigmatel, Inc.(a)(b)	137,100	5,131,653

		73,413,803

Software — 0.1%
Computer Associates International, Inc.	740	20,054
First Data Corp.(b)	44,300	1,741,433

		1,761,487

Telecommunications — 2.6%
AT&T Corp.(b)	640,300	12,005,625
Avaya, Inc.(a)	208,700	2,437,616
BellSouth Corp.(b)	275,600	7,245,524
CenturyTel, Inc.(b)	101,600	3,336,544
Crown Castle International Corp.(a)	114,000	1,830,840
Harris Corp.	53,400	1,743,510
Motorola, Inc.	1,424,400	21,323,268
QUALCOMM, Inc.	35,500	1,301,075
SBC Communications, Inc.	230,950	5,471,205
Scientific-Atlanta, Inc.(b)	147,700	4,168,094
Ubiquitel, Inc.(a)	58,100	389,270
Verizon Communications(b)	841,188	29,862,174

		91,114,745

Tobacco — 0.7%
Altria Group, Inc.	255,700	16,720,223
Reynolds American, Inc.(b)	98,800	7,962,292

		24,682,515

Trucking & Shipping — 1.1%
CNF, Inc.	23,400	1,094,886
FedEx Corp.	199,400	18,733,630
J.B. Hunt Transport Services, Inc.(b)	67,800	2,967,606
Knight Transportation, Inc.	20,900	515,603
Overseas Shipholding Group, Inc.	47,900	3,013,389
Ryder System, Inc.	49,200	2,051,640
Swift Transportation Co., Inc.(a)(b)	110,000	2,435,400
United Parcel Service, Inc. (Class “B” Stock)	88,400	6,430,216

		37,242,370

Utilities - Electric — 1.6%
Alliant Energy Corp.	39,900	1,068,522
American Electric Power Co., Inc.(b)	246,300	8,388,978
Consolidated Edison, Inc.(b)	90,400	3,813,072
FirstEnergy Corp.	63,600	2,668,020
NiSource, Inc.(b)	162,200	3,696,538

FLEXIBLE MANAGED PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Pinnacle West Capital Corp.(b)	42,800	1,819,428
PPL Corp.	121,000	6,532,790
Progress Energy, Inc.(b)	60,300	2,529,585
TXU Corp.	247,900	19,740,277
WPS Resources Corp.	10,700	566,244
Xcel Energy, Inc.(b)	223,800	3,844,884

		54,668,338

TOTAL COMMON STOCKS (cost $2,363,822,675)		2,554,319,729

WARRANTS(a)
Lucent Technologies Inc., (cost $0)	6,713	4,498

	Interest Rate	Maturity Date		Moody’s Rating	Principal Amount (000)
LONG-TERM BONDS — 23.1%
Aerospace/Defense — 0.2%
Boeing Capital Corp.,
Sr. Notes(b)	6.10%	03/01/11		A3	$925	984,362
Goodrich Corp.,
Notes	7.625%	12/15/12		Baa3	970	1,125,461
Lockheed Martin Corp.,
Bonds	8.50%	12/01/29		Baa2	120	162,597
Northrop Grumman Corp.,
Notes(b)	7.125%	02/15/11		Baa2	3,500	3,903,151
Raytheon Co.,
Notes	4.50%	11/15/07		Baa3	177	179,447
	5.50%	11/15/12		Baa3	595	614,537
	6.55%	03/15/10		Baa3	870	932,397
	8.30%	03/01/10		Baa3	530	608,525

						8,510,477

Airlines
Continental Airlines, Inc.,
Pass-thru Certs.	6.648%	09/15/17		Baa3	427	405,105
Southwest Airlines Co.,
Notes	6.50%	03/01/12		Baa1	1,005	1,070,714

						1,475,819

Asset Backed Securities — 0.6%
American Express Credit Account Master Trust,
Ser. 2004-4, Class C, 144A	3.28%	03/15/12	(g)	Baa2	1,170	1,177,678
Ser. 2004-C, Class C	3.31%	02/15/12	(g)	Baa2	1,440	1,443,198
Bank One Issuance Trust
Ser. 2003-C1, Class C1	4.54%	09/15/10		Baa2	1,820	1,816,230
Centex Home Equity
Ser. 2005-A, Class M2	3.35%	01/25/35	(g)	Aa2	1,790	1,791,486
Citibank Credit Card Issurance Trust,
Ser. 2003-C3, Class C3	4.45%	04/07/10		Baa2	1,300	1,292,546
Equity One Abs, Inc.
Ser. 2004-3, Class M1	5.70%	07/25/34		Aa2	1,280	1,289,426
Household Mortgage Loan Trust,
Ser. 2003-HC2, Class M	3.45%	06/20/33	(g)	Aa2	985	985,753
Ser. 2004-HC1, Class M	3.35%	02/20/34	(g)	Aa2	750	750,350
Hyundai Auto Receivables Trust,
Ser. 2003-A, Class A4	3.02%	10/15/10		Aaa	2,000	1,953,888
MBNA Master Credit Card Trust,
Ser. 1999-J, Cl. A	7.00%	02/15/12		Aaa	1,830	2,009,079
Ser. 2000-E, Cl. A	7.80%	10/15/12		Aaa	2,940	3,372,443
Prestige Auto Receivables Trust,
Ser. 2004-1, Class A2, 144A(cost 1,580,473; purchased 6/24/04)(i)	3.69%	06/15/11	(j)	Aaa	1,581	1,573,491
Residential Asset Mortgage Products, Inc.,
Ser. 2004-RS11, Class MII1	3.42%	12/25/34	(g)	Aa1	1,400	1,406,327
WFS Financial Owner Trust,
Ser. 2004-4, Class D	3.58%	05/17/12		Baa2	1,440	1,424,628

						22,286,523

Automotive — 0.3%
Auburn Hills Trust, Debs.	12.375%	05/01/20		A3	1,080	1,617,406
Equus Cayman Finance Ltd.
Notes, 144A, (Cayman Islands)	5.50%	09/12/08	(j)	Baa3	315	318,193
Ford Motor Credit Co.,
Notes	5.70%	01/15/10		A3	560	527,495
	7.00%	10/01/13		A3	755	731,380
General Motors Acceptance Corp.,	8.00%	11/01/31		Baa1	620	539,923
Notes(b)	6.75%	12/01/14		Baa1	1,875	1,619,632
Sr. Unsub. Notes	5.85%	01/14/09		Baa1	2,800	2,590,891
	6.125%	01/22/08		Baa1	575	551,914

FLEXIBLE MANAGED PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating	Principal Amount (000)	Value
Hyundai Motor Manufacturing LLC, Gtd. Notes, 144A(b)
	5.30%	12/19/08	(j)	Baa3	500	501,240
Nissan Motor Acceptance Corp.
Notes, 144A	4.625%	03/08/10	(j)	Baa1	470	463,379

						9,461,453

Banking — 0.5%
Bank of America Corp.,
Sr. Notes(b)	5.375%	06/15/14		Aa2	2,100	2,133,545
Bank One Corp.,
Sub. Notes	7.875%	08/01/10		A1	2,250	2,562,984
Citigroup Inc.
Sub. Notes	5.00%	09/15/14		Aa2	454	445,726
Citigroup, Inc.,
Notes	5.625%	08/27/12		Aa2	2,800	2,900,870
	6.00%	10/31/33		Aa2	935	962,224
	6.625%	06/15/32		Aa2	515	574,245
J.P. Morgan Chase & Co.,
Sr. Notes	4.50%	11/15/10		Aa3	740	728,664
	5.25%	05/30/07		Aa3	210	214,138
Sub. Notes
	6.50%	01/15/09		A1	1,100	1,172,239
Mizuho Financial Ltd. 144A, (Cayman Islands), Bank Gtd.
Notes	5.79%	04/15/14	(j)	A2	815	825,840
Santander Central Hispano Issuances, Bank Gtd. Notes	7.625%	09/14/10		A1	695	786,153
Wachovia Bank NA,
Sub. Notes	7.80%	08/18/10		Aa3	2,100	2,405,527
Washington Mutual Bank,
Sub. Notes(b)	5.125%	01/15/15		A3	500	486,961
Wells Fargo & Co.	5.375%	02/07/35		Aa1	455	434,049
Sub. Notes	5.125%	09/15/16		Aa2	210	207,688
Wells Fargo Bank,
Sub. Notes	6.45%	02/01/11		Aa1	2,000	2,171,100

						19,011,953

Brokerage — 0.3%
Goldman Sachs Group Inc.
Notes	5.125%	01/15/15		Aa3	1,110	1,083,709
Lehman Brothers Holdings, Inc.,
Notes	6.625%	01/18/12		A1	1,670	1,824,772
Merrill Lynch & Co., Inc.,
Notes	4.25%	02/08/10		Aa3	1,170	1,138,892
	5.00%	01/15/15		Aa3	1,890	1,831,599
Morgan Stanley,
Notes(b)	4.00%	01/15/10		Aa3	1,365	1,314,082
Sub. Notes	4.75%	04/01/14		A1	1,170	1,113,979
The Goldman Sachs Group, Inc.,
Sub. Notes	6.345%	02/15/34		A1	970	994,141

						9,301,174

Building Materials & Construction — 0.1%
American Standard, Inc.,
Gtd. Notes	7.625%	02/15/10		Baa3	770	857,257
D.R. Horton, Inc.,
Sr. Notes(b)	5.625%	09/15/14		Ba1	1,230	1,167,664
Hanson PLC,
Sr. Unsub.(b)	7.875%	09/27/10		Baa1	1,000	1,135,548
The Ryland Group, Inc.,
Sr. Notes	5.375%	06/01/08		Baa3	440	445,268

						3,605,737

Cable — 0.2%
Comcast Corp.,
Notes(b)	7.05%	03/15/33		Baa3	490	548,060
Continental Cablevision, Inc.,
Sr. Notes	8.30%	05/15/06		Baa3	4,000	4,156,316
Cox Communications, Inc.,
Class A, Notes, 144A	4.625%	01/15/10	(j)	Baa3	1,220	1,185,482
	5.45%	12/15/14	(j)	Baa3	660	642,515

						6,532,373

Capital Goods — 0.2%
Caterpillar, Inc.,
Debs.	7.25%	09/15/09		A2	700	770,526
Cooper Cameron Corp.,
Sr. Notes	2.65%	04/15/07		Baa1	330	318,062
FedEx Corp.,
Notes	2.65%	04/01/07		Baa2	1,600	1,550,470
Honeywell International, Inc.,
Bonds	6.125%	11/01/11		A2	1,095	1,169,107

FLEXIBLE MANAGED PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating	Principal Amount (000)	Value
Hutchison Whampoa International Ltd.,
Gtd. Notes, 144A	5.45%	11/24/10	(j)	A3	825	835,872
Tyco International Group SA,
Gtd. Notes	6.00%	11/15/13		Baa3	1,265	1,328,180
United Technologies Corp.,
Debs.	8.875%	11/15/19		A2	460	610,309
Notes	6.35%	03/01/11		A2	825	890,110
Waste Management, Inc.,
Gtd. Notes	7.75%	05/15/32		Baa3	540	661,530

						8,134,166

Chemicals — 0.3%
Eastman Chemical Co.,
Notes	3.25%	06/15/08		Baa2	710	680,281
	7.00%	04/15/12		Baa2	445	498,667
Huntsman International LLC
Gtd. Notes	9.875%	03/01/09		B2	1,750	1,890,000
IMC Global, Inc.
Gtd. Notes, Ser. B	11.25%	06/01/11		Ba3	1,750	1,951,250
Lubrizol Corp.,
Sr. Notes	4.625%	10/01/09		Baa3	860	847,170
Lyondell Chemical Co.,
Gtd. Notes	9.50%	12/15/08		B1	2,150	2,300,500
The Dow Chemical Co.,
Notes	5.97%	01/15/09		A3	390	408,106
	6.00%	10/01/12		A3	700	746,166
	6.125%	02/01/11		A3	685	733,127

						10,055,267

Collateralized Mortgage Obligations — 0.3%
Banc of America Mortgage Securities
Ser. 2005-A, Class 2A1	4.494%	02/25/35	(g)	Aaa	1,538	1,523,816
Ser. 2005-B, Class 2A1	4.428%	03/25/35	(g)	Aaa	1,549	1,532,530
Countrywide Alternative Loan Trust,
Ser. 2004-18CB, Class 3A1	5.25%	09/25/19		Aaa	2,728	2,704,067
Master Alternative Loans Trust
Ser. 2004-4, Class 4A1	5.00%	04/25/19		Aaa	870	874,824
Structured Adjustable Rate Mortgage Loan
Ser. 2004-1, Class 4A3	4.17%	02/25/34	(g)	Aaa	2,413	2,409,749
Washington Mutual Mortgage Pass-Through Certificate Ser. 2005-1, Class 3A(cost 1,823,063; purchased 2/14/05)(i)	5.00%	03/25/20		Aaa	888	892,461
Washington Mutual, Inc.
Ser. 2002-AR15, Class A5	4.38%	12/25/32	(g)	Aaa	985	978,178

						10,915,625

Commercial Mortgage Backed Securities — 1.9%
Bank of America Commercial Mortgage, Inc.
Ser. 2003-2, Class A3	4.873%	03/11/41		NR(e)	2,500	2,498,514
Ser. 2004-2, Class A4	4.153%	11/10/38		Aaa	2,800	2,699,517
Commercial Mortgage Pass-Through Certificate
Ser. 2004-LB2A, Class X2, 144A	1.24%	03/10/39	(j)	Aaa	14,519	588,431
CS First Boston Mortgage Securities Corp.,
Ser. 2004-C3, Class A4	4.835%	07/15/36		Aaa	880	874,451
Ser. 2004-C4, Class A4	4.283%	10/15/39		Aaa	1,400	1,353,395
DLJ Commercial Mortgage Corp.,
Ser. 2000-CF1, Class A1B	7.62%	06/10/33		NR(e)	2,710	3,029,897
General Electric Capital Commercial Mortgage Corp.
Ser. 2004-C2, Class X2	0.674%	03/10/40	(g)	Aaa	26,400	724,281
Greenwich Capital Commercial Funding Corp.
Ser. 2003-C1, Class A4	4.111%	07/05/35		Aaa	7,700	7,261,999
Ser. 2003-C2, Class A2	4.022%	01/05/36		Aaa	5,000	4,885,352
Ser. 2003-C2, Class A3	4.533%	01/05/36		Aaa	2,750	2,709,903
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Ser. 2004-C2, Class A3	5.215%	05/15/41	(g)	Aaa	5,100	5,173,730
J.P. Morgan Commercial Mortgage Finance Corp.
Ser. 2000-C10, Class A2	7.371%	08/15/32		Aaa	8,250	9,136,947
Ser. 2003-CB6, Class A2	5.255%	07/12/37		Aaa	2,100	2,131,221
KeyCorp.
Ser. 2000-C1, Class A2	7.727%	05/17/32		Aaa	9,000	10,066,380
LB-UBS Commercial Mortgage Trust
Ser. 2003-C8, Class A3	4.83%	11/15/27		Aaa	1,460	1,456,356
Ser. 2004-C6, Class A5	4.826%	08/15/29	(g)	NR(e)	3,910	3,875,525

FLEXIBLE MANAGED PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating	Principal Amount (000)	Value
Merrill Lynch Mortgage Trust,
Sr. 2004-KEY2, Class A3	4.615%	08/12/39		Aaa	2,000	1,956,459
Sr. 2004-MKB1, Class A3	4.892%	02/12/42		Aaa	3,200	3,183,875
PNC Mortgage Acceptance Corp.
Ser. 1999-CM1, Class A1B	7.33%	12/10/32		NR(e)	2,100	2,314,608

						65,920,841

Consumer Services — 0.1%
Cendant Corp.,
Notes	6.875%	08/15/06		Baa1	1,320	1,366,188
Sr. Notes	6.25%	01/15/08		Baa1	885	921,151
	7.375%	01/15/13		Baa1	10	11,297

						2,298,636

Electric — 0.6%
Arizona Public Service Co.,
Notes	7.625%	08/01/05		Baa1	5,000	5,068,480
Boston Edison Co.,
Debs.	4.875%	04/15/14		A1	565	558,860
CenterPoint Energy Houston Electric LLC,
Mtge. Bonds, Ser. J2	5.70%	03/15/13		Baa2	740	766,432
Mtge. Bonds, Ser. K2	6.95%	03/15/33		Baa2	590	690,974
Consumers Energy Co., First Mtge. Bonds, Ser. B	5.375%	04/15/13		Baa3	325	327,289
Dominion Resources, Inc.,
Sr. Notes	5.125%	12/15/09		Baa1	970	983,204
Duke Capital LLC,
Sr. Notes	4.331%	11/16/06		Baa3	700	700,470
	6.25%	02/15/13		Baa3	235	247,982
	8.00%	10/01/19		Baa3	215	255,069
Energy East Corp.,
Notes	6.75%	09/15/33		Baa2	630	697,208
FirstEnergy Corp.,
Notes(b)	7.375%	11/15/31		Baa3	735	832,536
Florida Power & Light Co.,	5.95%	10/01/33		Aa3	610	652,387
Indiana Michigan Power Co.,
Sr. Notes	5.05%	11/15/14		Baa2	460	450,181
National Rural Utilities Cooperative Finance Corp.,
Notes	7.25%	03/01/12		A2	185	209,090
NiSource Finance Corp.,
Gtd. Notes	7.625%	11/15/05		Baa3	600	613,783
Oncor Electric Delivery Co.,
Debs.	6.375%	01/15/15		Baa1	345	371,726
	7.00%	09/01/22		Baa2	475	537,698
	7.25%	01/15/33		Baa1	250	297,114
Pacific Gas & Electric Co., First Mtge.	6.05%	03/01/34		Baa1	1,930	1,981,753
Pepco Holdings, Inc.,
Notes	5.50%	08/15/07		Baa2	565	578,086
PPL Electric Utilities, Second Mtge.	6.25%	08/15/09		Baa1	1,500	1,595,109
Progress Energy, Inc.,
Sr. Notes	6.75%	03/01/06		Baa2	1,410	1,445,054
Southern California Edison Co., First Mtge.	4.65%	04/01/15		A3	470	450,195
	8.00%	02/15/07		A3	456	485,553
Xcel Energy, Inc.,
Sr. Notes	3.40%	07/01/08		Baa1	605	583,866
	7.00%	12/01/10		Baa1	190	209,229

						21,589,328

Energy - Integrated — 0.1%
Conoco, Inc.,
Sr. Notes	6.95%	04/15/29		A3	570	679,455
ConocoPhillips,
Notes	8.75%	05/25/10		A3	1,505	1,780,984
Marathon Oil Corp.,
Notes	6.125%	03/15/12		Baa1	765	816,629

						3,277,068

Energy - Other — 0.4%
B.J. Services Co.,
Sr. Notes	7.00%	02/01/06		Baa2	4,000	4,080,916
Chesapeake Energy Corp.,
Gtd. Notes	8.125%	04/01/11	(j)	Ba3	1	605
Devon Energy Corp.,
Sr. Notes	2.75%	08/01/06	(d)	Baa2	2,390	2,337,540
Devon Financing Corp.,
Gtd. Notes	6.875%	09/30/11		Baa2	195	214,700

FLEXIBLE MANAGED PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating	Principal Amount (000)	Value
EnCana Corp. (Canada),
Bonds	6.50%	08/15/34		Baa2	300	328,250
Halliburton Co.,
Notes	5.50%	10/15/10		Baa2	150	154,325
Kerr-McGee Corp.,
Gtd. Notes	5.875%	09/15/06		Baa3	930	945,205
	6.875%	09/15/11		Baa3	110	117,638
Nexen, Inc.
Notes	5.875%	03/10/35		Baa2	730	698,230
Occidental Petroleum Corp.,
Sr. Notes	6.75%	01/15/12		Baa1	735	813,118
Parker & Parsley Petroleum Co.,
Sr. Notes	8.875%	04/15/05		Baa3	2,725	2,730,691
Precision Drilling Corp. (Canada),
Notes	5.625%	06/01/14		Baa2	390	399,184
Union Oil Co.,
Gtd. Notes	7.35%	06/15/09		Baa2	650	716,726
Valero Energy Corp.,
Notes	7.50%	04/15/32		Baa3	145	174,801
Woodside Petroleum Ltd.,
Gtd. Notes, 144A	5.00%	11/15/13	(j)	Baa1	1,400	1,388,701

						15,100,630

Foods — 0.4%
Albertson’s, Inc.,
Debs.	8.00%	05/01/31		Baa2	265	311,966
Archer-Daniels-Midland Co.,
Debs.	8.125%	06/01/12		A2	300	359,197
Cadbury Schweppes US Finance,
Notes, 144A	3.875%	10/01/08	(j)	Baa2	810	792,504
Cargill, Inc.,
Notes, 144A	3.625%	03/04/09	(j)	A2	1,875	1,814,946
ConAgra Foods, Inc.,
Notes	7.875%	09/15/10		Baa1	650	742,999
General Mills, Inc.,
Notes	5.125%	02/15/07		Baa2	350	355,901
Kellogg Co.,
Notes	6.60%	04/01/11		Baa1	1,875	2,043,759
Kraft Foods, Inc.,
Notes	4.625%	11/01/06		A3	2,700	2,717,687
	5.25%	06/01/07		A3	300	305,417
	5.625%	11/01/11		A3	850	881,966
PepsiAmericas, Inc.
Notes	4.875%	01/15/15		Baa1	570	557,953
Safeway, Inc.,
Notes	2.50%	11/01/05		Baa2	1,400	1,388,657
	4.95%	08/16/10		Baa2	350	344,883
The Kroger Co.,
Gtd. Notes	6.75%	04/15/12		Baa2	80	87,185
	6.80%	04/01/11		Baa2	670	726,344
Tyson Foods, Inc.,
Notes	6.625%	10/17/05		Baa3	375	379,893
	7.25%	10/01/06		Baa3	405	422,579
	8.25%	10/01/11		Baa3	95	110,188
Yum! Brands, Inc.,
Sr. Notes	8.875%	04/15/11		Baa3	365	437,333

						14,781,357

Gaming
Harrah’s Casinos Co., Inc.,
Gtd. Notes	7.875%	12/15/05		Ba1	975	994,500
Harrah’s Operating Co., Inc.,
Gtd. Notes	5.50%	07/01/10		Baa3	625	635,809

						1,630,309

Health Care & Pharmaceutical — 0.3%
Bristol-Myers Squibb Co.,
Notes	5.75%	10/01/11		A1	555	579,690
Glaxosmithkline Capital, Inc.,
Gtd. Notes	4.375%	04/15/14		Aa2	255	242,996
Hospira, Inc.,
Notes	5.90%	06/15/14		Baa3	755	785,892
Merck & Co., Inc.,
Debs.	5.95%	12/01/28		Aa3	165	170,525
Pharmacia Corp.,
Debs.	6.50%	12/01/18		Aaa	1,550	1,737,043
	6.75%	12/15/27		Aaa	915	1,062,153
Schering-Plough Corp.	5.50%	12/01/13		Baa1	1,580	1,614,055
WellPoint, Inc.,
Notes	3.50%	09/01/07		Baa1	1,560	1,531,792
Notes, 144A	5.00%	12/15/14	(j)	Baa1	860	843,754
	5.95%	12/15/34	(j)	Baa1	785	788,185

FLEXIBLE MANAGED PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating	Principal Amount (000)	Value
Wyeth,
Notes	6.45%	02/01/24		Baa1	475	512,882

						9,868,967

Insurance — 0.1%
American International Group, Inc.	4.25%	05/15/13		NR(e)	725	681,003
Axa (France),
Sub. Notes	8.60%	12/15/30		A3	155	203,309
Everest Reinsurance Holdings (Bermuda),
Notes	5.40%	10/15/14		A3	615	605,890
Liberty Mutual Group, Inc.
Bonds, 144A	7.00%	03/15/34		Baa3	720	740,859
Marsh & McLennan Cos., Inc.,
Notes	5.375%	07/15/14		Baa2	230	220,652
MetLife, Inc.,
Notes	6.125%	12/01/11		A2	335	356,976
Sr. Notes	6.375%	06/15/34		A2	130	139,941
The Hartford Financial Services Group, Inc.,
Sr. Notes(b)	4.75%	03/01/14		A3	500	479,796
W. R. Berkley Corp.,
Sr. Notes	6.15%	08/15/19		Baa2	460	454,197
XL Capital Ltd.,
Sr. Notes	5.25%	09/15/14		A2	85	83,878

						3,966,501

Lodging — 0.1%
Carnival Corp.,
Gtd. Notes	3.75%	11/15/07		A3	2,205	2,166,999
Carnival PLC,
Gtd. Notes	7.30%	06/01/07		A3	260	274,654
Host Marriott L P	7.00%	08/15/12		Ba3	1,150	1,138,500
La Quinta Inns, Inc.,
Sr. Notes	7.40%	09/15/05		Ba3	1,700	1,717,000

						5,297,153

Media & Entertainment — 0.2%
British Sky Broadcasting Group PLC (United Kingdom),
Gtd. Notes	7.30%	10/15/06		Baa2	660	689,432
Clear Channel Communications, Inc., Sr. Notes	7.65%	09/15/10		Baa3	250	273,680
	8.00%	11/01/08		Baa3	575	619,741
News America, Inc.,
Gtd. Notes	7.625%	11/30/28		Baa3	1,050	1,209,324
Notes, 144A	5.30%	12/15/14	(j)	Baa3	1,380	1,351,852
Time Warner Cos., Inc.,
Debs.	7.25%	10/15/17		Baa1	790	895,825
Time Warner, Inc.,
Gtd. Notes	7.70%	05/01/32		Baa1	680	807,291
Viacom, Inc.,
Gtd. Notes	7.875%	07/30/30		A3	370	439,497
Walt Disney Co.,
Sr. Notes	5.375%	06/01/07		Baa1	225	228,862
	6.75%	03/30/06		Baa1	1,016	1,042,992

						7,558,496

Metals
Alcan, Inc.,
Notes	5.20%	01/15/14		Baa1	105	105,727
	6.125%	12/15/33		Baa1	160	169,771

						275,498

Municipals — 0.1%
Illinois St., Taxable Pension, G.O.
	5.10%	06/01/33		Aa3	4,880	4,687,142

Non Captive Finance — 0.4%
Capital One Bank Corp.,
Notes	6.50%	06/13/13		Baa3	20	21,476
	6.875%	02/01/06		Baa2	1,540	1,576,643
Capital One Financial Corp.,
Sr. Notes	5.25%	02/21/17		Baa3	305	290,782
CIT Group, Inc.	4.25%	02/01/10		A2	400	388,133
CIT Group, Inc.,
Sr. Notes	5.50%	11/30/07		A2	990	1,013,769
General Electric Capital Corp.,
Notes	6.125%	02/22/11		Aaa	3,230	3,450,490
	6.75%	03/15/32		Aaa	2,100	2,424,078
Household Finance Corp.,
Notes	4.75%	05/15/09		A1	640	640,839
	6.375%	11/27/12		A1	155	167,591
	7.00%	05/15/12		A1	1,300	1,449,145

FLEXIBLE MANAGED PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating	Principal Amount (000)	Value
HSBC Finance Corp.,
Notes	6.75%	05/15/11		A1	430	470,735
International Lease Finance Corp.,
Notes(b)	3.50%	04/01/09		A1	580	555,129

						12,448,810

Paper — 0.2%
Georgia-Pacific Corp.
Debs.	8.625%	04/30/25		Ba3	2,850	2,971,125
International Paper Co.,
Notes	5.25%	04/01/16		Baa2	480	471,749
MeadWestvaco Corp., Gtd.
Notes	6.80%	11/15/32		Baa2	670	735,058
Notes	2.75%	12/01/05		Baa2	1,010	1,003,990
Weyerhaeuser Co.,
Notes	7.375%	03/15/32		Baa2	345	403,341

						5,585,263

Pipelines & Other — 0.2%
Atmos Energy Corp.,
Notes	4.00%	10/15/09		Baa3	1,270	1,222,774
Duke Energy Field Services, Inc.
Notes	7.875%	08/16/10		Baa2	1,110	1,260,433
Enbridge Inc.
	4.90%	03/01/15		A3	500	489,386
Enterprise Products Operating LP,
Notes, 144A(b)	5.00%	03/01/15	(j)	Baa3	975	914,003
Ser. B, Sr. Notes	4.00%	10/15/07		Baa3	780	763,639
Sr. Gtd. Notes	6.375%	02/01/13		Baa3	720	754,744
Magellan Midstream Partners LP,
Unsub. Notes	5.65%	10/15/16		Ba1	610	607,436
Sempra Energy
Sr. Notes	4.621%	05/17/07		Baa1	630	632,497

						6,644,912

Railroads — 0.1%
Norfolk Southern Corp.,
Bonds	7.80%	05/15/27		Baa1	495	618,782
Union Pacific Corp.,
Notes	6.625%	02/01/08		Baa2	1,390	1,469,138

						2,087,920

Real Estate Investment Trust — 0.2%
ERP Operating LP,
Notes	6.63%	04/13/05		Baa1	1,650	1,652,355
Simon Debartolo Group, Inc.,
Notes	6.75%	06/15/05		Baa2	5,000	5,030,295

						6,682,650

Retailers — 0.1%
May Department Stores Co.,
Gtd. Notes	8.50%	06/01/19		Baa2	225	274,549
Notes(b)	6.70%	07/15/34		Baa2	725	746,682
Target Corp.,
Notes	5.95%	05/15/06		A2	1,000	1,020,678
	7.50%	07/15/06		A2	1,150	1,197,403

						3,239,312

Structured Notes
TRAINS HY, Ser-2004-1 Secd. Notes, 144A(cost 5,704,794; purchased 5/11/04)(i)	Zero	08/01/15	(f)	B1	771	802,992

Technology — 0.3%
Computer Associates International, Inc.,
Sr. Notes	6.375%	04/15/05		Ba1	575	575,709
Sr. Notes, 144A	4.75%	12/01/09	(j)	Ba1	1,175	1,151,867
Equifax, Inc.,
Notes	4.95%	11/01/07		Baa1	320	324,675
First Data Corp.,
Notes
	4.85%	10/01/14		A1	805	786,144
Hewlett-Packard Co.
Notes	7.15%	06/15/05		A3	240	241,840
International Business Machines Corp.,
Debs.(b)	5.875%	11/29/32		A1	1,150	1,199,088
Jabil Circuit, Inc.,
St. Notes	5.875%	07/15/10		Baa3	770	795,074
Motorola, Inc.,
Notes	4.608%	11/16/07		Baa3	950	952,478
	7.625%	11/15/10		Baa3	750	842,743
Seagate Technology Hdd Holdings(b)	8.00%	05/15/09		Ba2	1,225	1,301,563

FLEXIBLE MANAGED PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating	Principal Amount (000)	Value
SunGard Data Systems, Inc.,
Bonds	4.875%	01/15/14		Baa2	370	298,226
Notes	3.75%	01/15/09		Baa2	700	614,445

						9,083,852

Telecommunications — 1.0%
AT&T Wireless Services, Inc.,
Notes	8.125%	05/01/12		Baa2	640	747,665
Sr. Notes	7.35%	03/01/06		Baa2	1,756	1,810,520
	8.75%	03/01/31		Baa2	539	711,109
BellSouth Corp.,	5.20%	12/15/16		A2	1,120	1,093,468
Bonds	6.55%	06/15/34		A2	795	850,678
Notes	4.20%	09/15/09		A2	1,175	1,148,156
British Telecom PLC (United Kingdom),
Bonds	7.00%	05/23/07		Baa1	1,265	1,329,515
	8.875%	12/15/30		Baa1	210	279,823
CenturyTel, Inc.,
Sr. Notes	7.875%	08/15/12		Baa2	130	146,659
Citizens Communications Co.,
Debs.	7.60%	06/01/06		Ba3	1,100	1,133,000
Deutsche Telekom International Finance BV (Netherlands),
Gtd. Notes	8.75%	06/15/30		Baa1	340	444,669
	9.25%	06/01/32		Baa1	240	346,161
France Telecom SA (France),
Notes	8.75%	03/01/31		Baa1	385	506,719
Koninlijke (Royal) KPN NV (Netherlands),
Sr. Notes	8.00%	10/01/10		Baa1	1,720	1,964,486
Nextel Communications, Inc.
Sr. Notes(b)	5.95%	03/15/14		Ba3	1,160	1,154,200
SBC Communications, Inc.,
Bonds	6.45%	06/15/34		A2	370	385,133
Notes	4.125%	09/15/09		A2	1,070	1,040,707
	5.625%	06/15/16		A2	585	587,309
	6.15%	09/15/34		A2	530	530,981
Sprint Capital Corp.,
Gtd. Notes(b)	6.875%	11/15/28		Baa3	2,195	2,349,947
	8.75%	03/15/32		Baa3	230	298,393
Telecom de Puerto Rico,
Gtd. Notes	6.65%	05/15/06		Baa1	2,700	2,764,921
	6.80%	05/15/09		Baa1	3,065	3,229,612
Telecom Italia Capital,
Gtd. Notes	5.25%	11/15/13		Baa2	775	765,668
Gtd. Notes, 144A(b)	4.95%	09/30/14	(j)	Baa2	2,070	1,982,865
	6.00%	09/30/34	(j)	Baa2	2,140	2,072,231
Telefonica Europe BV (Netherlands),
Gtd. Notes	7.75%	09/15/10		A3	1,150	1,304,567
Telus Corp.,
Notes	8.00%	06/01/11		Baa3	1,255	1,453,334
Verizon Global Funding Corp.,
Notes	7.75%	12/01/30		A2	320	386,751
Vondafone Group PLC (United Kingdom),
Notes	5.375%	01/30/15		A2	205	207,464
	7.75%	02/15/10		A2	800	903,537

						33,930,248

Tobacco
Altria Group, Inc.,
Notes	7.00%	07/15/05		Baa2	460	464,148
	7.65%	07/01/08		Baa2	590	639,875

						1,104,023

Foreign Government Bonds — 0.4%
Hydro-Quebec (Canada)	7.50%	04/01/16		A1	600	717,421
	8.00%	02/01/13		A1	1,500	1,800,491
Korea Development Bank,
Notes	4.75%	07/20/09		A3	1,180	1,172,421
Pemex Project Funding Master Trust,
Gtd. Notes, 144A(b)	9.50%	09/15/27	(j)	Baa1	2,200	2,695,000
Notes	7.875%	02/01/09		Baa1	1,750	1,891,750
	8.50%	02/15/08		Baa1	1,430	1,554,410
Petrobras International Finance Co.
Sr. Notes	9.75%	07/06/11		Baa1	225	257,062
Quebec Province (Canada),
Debs.	5.75%	02/15/09		A1	500	522,147
Republic of Italy (Italy)	5.375%	06/15/33		NR(e)	800	803,292
	6.00%	02/22/11		Aa2	390	417,913
Republic of Malaysia (Malaysia),
Bonds	7.50%	07/15/11		A3	300	339,676
Republic of South Africa (South Africa)	6.50%	06/02/14		Baa1	475	498,750

FLEXIBLE MANAGED PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value
The Export-Import Bank of Korea,
Notes, 144A	4.125%	02/10/09(j)	A3	860	837,546
United Mexican States (Mexico),
Notes	7.50%	01/14/12	Baa1	1,500	1,656,000

					15,163,879

Mortgage Backed Securities — 8.3%
Federal Home Loan Mortgage Corp.	4.50%	11/01/18 - 06/01/19 (h)		5,883	5,764,903
	5.00%	06/01/18 - TBA (h)		19,165	19,104,549
	5.50%	12/01/33 - 06/01/34 (h)		14,647	14,696,359
	6.00%	03/01/32 - TBA		10,299	10,549,341
	6.50%	05/01/14 - 09/01/14 (h)		805	842,093
	7.00%	01/01/31 - 11/01/33 (h)		9,694	10,216,582
Federal National Mortgage Assn.	4.00%	06/01/19(h)		2,784	2,666,242
	4.50%	01/01/19 - TBA (h)		19,081	18,519,460
	5.00%	10/01/18 - TBA (h)		59,837	58,840,035
	5.015%	07/01/33(g)		1,956	2,002,723
	5.50%	03/01/16 - TBA (h)		69,386	69,690,430
	6.00%	04/01/13 - TBA (h)		39,310	40,280,284
	6.50%	07/01/17 - TBA (h)		10,677	11,091,582
	7.00%	08/01/11 - 07/01/32 (h)		2,870	3,029,154
	7.50%	06/01/12 - 05/01/32 (h)		2,673	2,833,078
Government National Mortgage Assn.	5.50%	08/15/33 - 02/15/34 (h)		2,376	2,400,397
	6.00%	02/15/33 - 06/20/34 (h)		4,750	4,880,900
	6.50%	10/15/23 - TBA (h)		11,680	12,231,689
	8.00%	01/15/24 - 04/15/25 (h)		460	496,892

					290,136,693

U.S. Government Agency Obligations — 2.1%
Federal Farm Credit Bank,	3.00%	12/17/07		10,180	9,903,470
Federal Home Loan Bank	3.75%	08/18/09		1,895	1,849,753
	3.875%	01/15/10		6,800	6,640,935
	4.50%	05/13/11		160	158,866
Federal Home Loan Mortgage Corp.	3.75%	04/15/07		11,530	11,476,893
	4.25%	07/15/09(h)		3,035	3,017,627
Federal National Mortgage Assn.	3.25%	08/15/08		2,250	2,176,317
	4.25%	05/15/09		6,045	6,008,712
	5.00%	04/15/15		4,350	4,383,717
	5.25%	08/01/12		6,535	6,623,046
	5.50%	07/18/12		7,200	7,244,986
	7.125%	06/15/10		13,185	14,728,304

					74,212,626

U.S. Government Obligations — 2.4%
United States Treasury Bonds	5.375%	02/15/31(b)		17,760	19,356,322
	6.00%	02/15/26		1,885	2,156,336
	6.25%	08/15/23		2,500	2,910,840
	8.875%	08/15/17		1,950	2,711,186
	8.875%	02/15/19		2,060	2,915,543
	9.00%	11/15/18		5,727	8,157,842
	9.125%	05/15/18(b)		3,995	5,707,701
	9.25%	02/15/16		1,647	2,298,594
United States Treasury Notes	1.625%	09/30/05		5,000	4,963,670
	3.125%	01/31/07(b)		7,430	7,345,833
	4.00%	03/15/10(b)		6,895	6,841,137
	4.00%	02/15/15(b)		16,730	16,073,866
	4.75%	05/15/14		435	443,156
	5.75%	08/15/10(b)		955	1,024,834
United States Treasury Strips, I/O	Zero	05/15/18		1,248	660,356
	Zero	05/15/25		1,969	721,784

					84,289,000

TOTAL LONG-TERM BONDS (cost $811,217,376)					810,954,673

TOTAL LONG-TERM INVESTMENTS (cost $3,175,040,051)					3,365,278,900

SHORT-TERM INVESTMENTS — 21.6%
U.S. Government Agency Obligation — 0.1%
United States Treasury Bills(d)	Zero	06/16/05		5,000	4,971,183

				Shares
Mutual Fund — 21.5%
Dryden Core Investment Fund - Taxable Money Market Series(c)				755,357,349	755,357,349

TOTAL SHORT-TERM INVESTMENTS (cost $760,328,532)					760,328,532

TOTAL INVESTMENTS — 117.3% (cost $3,935,368,583(l))					4,125,607,432
LIABILITIES IN EXCESS OF OTHER ASSETS(k) — (17.3)%					(609,185,340)

NET ASSETS — 100%					$3,516,422,092

The following abbreviations are used in portfolio descriptions:

G.O.	General Obligation
I/O	Interest Only
NR	Not rated by Moody’s or Standard and Poor’s.
TBA	Securities purchased on a forward commitment basis.

(a)	Non-income producing security.

(b)	All or a portion of security on loan. The aggregate market value of such securities is $541,829,886; cash collateral of $572,912,626 was received with which the portfolio purchased securities.

(c)	Represents security, or portion thereof, purchased with cash collateral for securities on loan.

(d)	Security segregated as collateral for futures contracts.

(e)	Standard & Poor’s rating.

(f)	Indicates a fair valued security.

(g)	Indicates a variable rate security.

(h)	Security segregated as collateral for TBA’s.

(i)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $9,108,329. The aggregate value, $3,268,944 represents .09% of the net assets.

(j)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(k)	Open futures contracts as of March 31, 2005 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2005	Unrealized Appreciation (Depreciation)
Long Positions:
9	Eurodollar	Sep 07	$2,142,589	$2,142,675	$86
17	Eurodollar	Sep 06	4,055,187	4,055,350	163
9	Eurodollar	Jun 07	2,143,470	2,143,688	218
99	S&P MidCap 400 Index	Jun 05	30,405,375	29,301,525	(1,103,850)
28	U.S. Treasury 2Yr Notes	Jun 05	5,784,260	5,792,938	8,678
225	U.S. Treasury 5Yr Notes	Jun 05	24,166,252	24,096,094	(70,159)
401	U.S. Treasury 5Yr Notes	Jun 05	43,112,750	42,944,594	(168,156)

					(1,333,020)

Short Positions:
78	U.S. Treasury 10Yr Notes	Jun 05	8,679,999	8,522,719	157,280
26	U.S. Treasury Bonds	Jun 05	2,862,370	2,895,750	(33,380)

					123,900

					$(1,209,120)

(l)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$3,960,204,689	$264,015,127	$98,612,384	$165,402,743

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

GLOBAL PORTFOLIO

March 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS
Austria — 0.6%
Erste Bank der Oesterreichischen Sparkassen AG	80,700	$4,221,072

Bermuda — 1.9%
Marvell Technology Group, Ltd.(a)	186,200	7,138,908
Tyco International, Ltd.	184,600	6,239,480

		13,378,388

Canada — 1.2%
Suncor Energy, Inc.	222,700	8,954,767

France — 4.2%
Schneider Electric SA	133,300	10,445,571
Total SA	85,362	19,973,194

		30,418,765

Republic of Germany — 5.2%
Deutsche Telekom AG(a)(b)	523,700	10,454,638
Metro AG	220,800	11,852,502
RWE AG(b)	138,500	8,375,431
Siemens AG	86,300	6,829,709

		37,512,280

Hong Kong — 2.3%
Cheung Kong Holdings, Ltd.	419,100	3,707,685
Cosco Pacific, Ltd.	4,080,000	8,866,779
Esprit Holdings, Ltd.	271,500	1,853,640
Esprit Holdings, Ltd., 144A(d)	333,500	2,276,940

		16,705,044

Ireland — 1.5%
Anglo Irish Bank Corp., PLC	424,800	10,638,915

Italy — 2.6%
Eni SpA	162,486	4,218,933
Riunione Adriatica di Sicurta SpA	617,043	14,517,699

		18,736,632

Japan — 12.9%
Asahi Glass Co., Ltd.(b)	647,000	6,818,148
Canon, Inc.	144,500	7,748,531
JFE Holdings, Inc.	355,700	9,918,334
Mitsubishi Corp.(b)	634,000	8,212,496
Mitsubishi Estate Co., Ltd.(b)	888,000	10,318,456
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	841	7,293,948
Mitsui & Co., Ltd.	1,219,000	11,243,038
Nidec Corp.	78,100	9,723,352
Nissan Motor Co., Ltd.	722,400	7,403,876
Shizuoka Bank, Ltd. (The)	531,300	5,366,016
Sumitomo Realty & Development Co., Ltd.	699,000	8,435,195

		92,481,390

Spain — 2.8%
Banco Bilbao Vizcaya Argentaria, S.A.(b)	603,865	9,831,850
Telefonica SA(b)	568,582	9,905,995

		19,737,845

Switzerland — 7.7%
Alcon, Inc.	119,200	10,643,368
Holcim Ltd. - Registered	60,400	3,714,243
Novartis AG, ADR	224,100	10,483,398
Roche Holding AG, ADR	261,400	14,058,013
UBS AG - Registered(b)	193,900	16,373,814

		55,272,836

United Kingdom — 8.0%
BHP Billiton PLC	358,300	4,814,158
Cadbury Schweppes PLC	956,400	9,588,020
Exel PLC	301,802	4,836,397
Royal Bank of Scotland Group PLC	343,182	10,921,205
Royal Bank of Scotland Group PLC, 144A(d)	110,500	3,516,481
Tesco PLC	2,653,500	15,870,725
Vodafone Group PLC	3,011,254	7,995,170

		57,542,156

United States — 47.4%
Agilent Technologies, Inc.(a)	217,100	4,819,620
American Express Co.	163,300	8,388,721
American International Group, Inc.	116,100	6,433,101
Amgen, Inc.(a)	164,600	9,581,366
Apple Computer, Inc.(a)	175,600	7,317,252
AtheroGenics, Inc.(a)(b)	36,700	480,403
Bank of New York Co., Inc. (The)	208,300	6,051,115
Bed Bath & Beyond, Inc.(a)	101,600	3,712,464
BJ Services Co.	94,100	4,881,908
Cendant Corp.	219,500	4,508,530
Charles Schwab Corp. (The)	620,200	6,518,302
Chico’s FAS, Inc.(a)(b)	276,000	7,799,760
Cisco Systems, Inc.(a)	230,600	4,125,434
Cooper Cos., Inc. (The)(b)	52,500	3,827,250
Costco Wholesale Corp.	129,900	5,738,982
Dell, Inc.(a)	188,300	7,234,486

GLOBAL PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
E.I. du Pont de Nemours & Co.	104,200	5,339,208
eBay, Inc.(a)	73,200	2,727,432
Electronic Arts, Inc.(a)	121,000	6,265,380
Eli Lilly & Co.	152,800	7,960,880
ENSCO International, Inc.	251,000	9,452,660
Federated Department Stores, Inc.	102,200	6,504,008
General Electric Co.	351,300	12,667,878
Gilead Sciences, Inc.(a)	78,750	2,819,250
Gillette Co. (The)	29,000	1,463,920
Google, Inc. (Class “A” Stock)(a)(b)	25,900	4,675,209
Halliburton Co.	134,100	5,799,825
IAC / InterActiveCorp.(a)(b)	279,800	6,231,146
Intel Corp.	337,000	7,828,510
J. P. Morgan Chase & Co.	332,700	11,511,420
Keryx Biopharmaceuticals, Inc.(a)	52,300	698,728
Kroger Co. (The)(a)	357,700	5,733,931
Lehman Brothers Holdings, Inc.	64,500	6,073,320
Lowe’s Cos., Inc.(b)	174,100	9,939,369
Mercury Interactive Corp.(a)(b)	156,100	7,396,018
Microsoft Corp.	247,400	5,979,658
Monsanto Co.	181,900	11,732,550
Nextel Communications, Inc. (Class “A” Stock)(a)	234,100	6,653,122
PepsiCo, Inc.	153,600	8,145,408
PETsMART, Inc.(b)	247,100	7,104,125
Phelps Dodge Corp.	76,500	7,782,345
Praxair, Inc.	186,200	8,911,532
Procter & Gamble Co.	168,400	8,925,200
QUALCOMM, Inc.	209,700	7,685,505
Schlumberger, Ltd.	102,500	7,224,200
Smith International, Inc.	67,000	4,202,910
St. Jude Medical, Inc.(a)	164,300	5,914,800
Target Corp.	184,400	9,223,688
United Parcel Service, Inc. (Class “B” Stock)	48,100	3,498,794
UnitedHealth Group, Inc.	119,100	11,359,758
Univision Communications, Inc. (Class “A” Stock)(a)(b)	107,900	2,987,751
WellPoint, Inc.(a)	41,400	5,189,490
Yahoo! Inc.(a)	166,500	5,644,350

		340,671,972

TOTAL LONG-TERM INVESTMENTS (cost $639,599,879)		706,272,062

SHORT-TERM INVESTMENT — 12.2%
Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $87,314,495)(c)	87,314,495	87,314,495

TOTAL INVESTMENTS — 110.5% (cost $726,914,374 e)		793,586,557
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.5)%		(75,375,276)

TOTAL NET ASSETS — 100.0%		$718,211,281

The following abbreviation is used in portfolio descriptions:

ADR      American Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of securities on loan. The aggregate market value of such securities is $81,001,167; cash collateral of $87,314,495 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers, unless otherwise noted 144A securities are deemed to be liquid.

(e)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$733,471,419	$76,713,266	$16,598,128	$60,115,138

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

GOVERNMENT INCOME PORTFOLIO

March 31, 2005 (Unaudited)

			Principal amount (000’s)	Value
LONG-TERM INVESTMENTS — 90.9%
Asset Backed Securities — 5.9%
MBNA Master Credit Card Trust, Series 1999-J, Class A	7.00%	02/15/12	$3,200	$3,513,144
Small Business Administration Participation Certificates, Series 1988-J20	6.00%	09/01/18	3,885	4,025,858
Small Business Administration Participation Certificates, Series 1996-J20	7.20%	10/01/16	7,120	7,501,377
Small Business Administration Participation Certificates, Series 1997-A20	7.15%	01/01/17	6,566	6,929,046
Small Business Administration Participation Certificates, Series 1997-G20	6.85%	07/01/17	1,879	1,977,135

				23,946,560

Collateralized Mortgage Obligations — 6.4%
Federal Home Loan Mortgage Corp., Series 2496, Class PM	5.50%	09/15/17	2,819	2,840,681
Federal Home Loan Mortgage Corp., Series 2501, Class MC	5.50%	09/15/17	2,000	2,044,439
Federal Home Loan Mortgage Corp., Series 2513, Class HC	5.00%	10/15/17	2,339	2,309,458
Federal Home Loan Mortgage Corp., Series 2518, Class PV	5.50%	06/15/19	1,920	1,931,620
Federal National Mortgage Association, Series 1993-29, Class PH	6.50%	01/25/23	1,151	1,170,945
Federal National Mortgage Association, Series 2002-18, Class PC	5.50%	04/25/17	5,000	5,128,685
Federal National Mortgage Association, Series 2002-57, Class ND	5.50%	09/25/17	2,600	2,655,776
Federal National Mortgage Association, Series 2002-94, Class HQ	4.50%	01/25/18	6,419	6,141,463
Structured Adjustable Rate Mortgage Loan, Ser. 2004-1, Class 4A3(d)	4.17%	02/25/34	1,388	1,385,606
Westpac Securitization Trust Limited, Series 1998-1G, Class A (Australia)(c)(d)	2.81%	07/19/29	628	628,280

				26,236,953

Commercial Mortgage Backed Securities — 6.1%
Bear Stearns Commercial Mortgage, Series 2004-T16, Class A5	4.60%	02/13/46	4,200	4,077,370
Bear Stearns Commercial Mortgage, Series 2000-WF1, Class A1	7.64%	02/15/32	1,119	1,195,354
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A1	7.739%	05/17/32	1,309	1,391,134
First Union National Bank Commercial Mortgage Trust, Series 2000-C2, Class A1	6.94%	10/15/32	1,748	1,827,871
First Union-Lehman Brothers Commercial Mortgage Trust, Series 1997-C1, Class A3	7.38%	04/18/29	3,826	4,007,800
GS Mortgage Securities Corp. II, Series 2003-C1, Class A3	4.608%	01/10/40	6,800	6,641,504
KeyCorp., Series 2000-C1, Class A2	7.727%	05/17/32	3,000	3,355,460
Morgan Stanley Chase Capital, Inc., Series 2001-TOP1, Class A2	6.32%	02/15/33	2,244	2,327,982

				24,824,475

Foreign Agencies — 0.4%
International Bank For Reconstruction	4.75%	02/15/35	1,670	1,588,098

Mortgage Backed Securities — 37.9%
Federal Home Loan Mortgage Corp.	5.00%	06/01/33	6,112	5,996,824

GOVERNMENT INCOME PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

			Principal amount (000’s)	Value
Federal Home Loan Mortgage Corp.	5.00%	TBA	500	489,062
Federal Home Loan Mortgage Corp.	6.00%	09/01/34	876	897,090
Federal Home Loan Mortgage Corp.	6.00%	TBA	3,000	3,069,375
Federal Home Loan Mortgage Corp.	6.50%	06/01/08 - 09/01/32	2,203	2,295,106
Federal Home Loan Mortgage Corp.	7.00%	06/01/08 - 10/01/32	3,260	3,391,575
Federal National Mortgage Association(d)	4.073%	08/01/33	7,468	7,280,289
Federal National Mortgage Association(d)	4.276%	04/01/34	3,739	3,707,260
Federal National Mortgage Association(d)	4.444%	06/01/34	3,686	3,659,817
Federal National Mortgage Association(d)	4.89%	10/01/34	3,823	3,820,140
Federal National Mortgage Association	5.00%	07/01/18 - 03/01/34	31,313	30,928,651
Federal National Mortgage Association	5.01%	TBA	30,000	29,325,000
Federal National Mortgage Association	5.50%	01/01/17 - 02/01/35	11,878	11,955,809
Federal National Mortgage Association	5.51%	TBA	1,000	1,018,750
Federal National Mortgage Association	5.51%	TBA	2,500	2,503,125
Federal National Mortgage Association	6.00%	11/01/14 - 01/01/35	8,135	8,330,847
Federal National Mortgage Association	6.30%	03/01/11	1,620	1,729,421
Federal National Mortgage Association	6.50%	11/01/09 - 10/01/32	7,956	8,272,002
Federal National Mortgage Association	7.00%	02/01/12 - 02/01/34	6,852	7,219,685
Federal National Mortgage Association	7.50%	12/01/05 - 10/01/12	985	1,027,607
Federal National Mortgage Association	8.00%	03/01/22 - 05/01/26	95	102,332
Federal National Mortgage Association	9.00%	02/01/25 - 04/01/25	426	469,539
Government National Mortgage Association	5.00%	07/15/33 - 04/15/34	9,727	9,611,259
Government National Mortgage Association	6.50%	07/15/32 - 08/15/32	1,673	1,749,232
Government National Mortgage Association	7.00%	03/15/23 - 08/15/28	3,759	3,991,579
Government National Mortgage Association	7.50%	12/15/25 - 02/15/26	859	923,955
Government National Mortgage Association	8.50%	09/15/24 - 04/15/25	898	989,587

				154,754,918

Municipal Bond — 0.8%
New Jersey Economic Development Authority State Pension Funding, Series B(f)	4.83%	02/15/12	4,609	3,308,847

U.S. Government Agency Obligations — 24.8%
Federal Farm Credit Bank(b)	3.75%	01/15/09	13,250	12,969,564
Federal Home Loan Bank	4.375%	03/17/10	17,250	17,174,066
Federal Home Loan Bank(d)	4.491%	02/20/07	2,000	2,100,660
Federal Home Loan Bank	4.75%	08/13/10	10,755	10,863,367
Federal Home Loan Mortgage Corp.	3.625%	02/15/08	14,055	13,851,821
Federal Home Loan Mortgage Corp.	4.375%	01/25/10	14,690	14,459,543
Federal National Mortgage Association	5.00%	04/15/15	8,500	8,565,883
Federal National Mortgage Association	6.00%	05/15/11	19,625	21,010,800

				100,995,704

U.S. Government Securities — 8.6%
United States Treasury Bonds(a)	5.25%	11/15/28	4,200	4,417,056
United States Treasury Bonds(a)	5.375%	02/15/31	11,335	12,353,824
United States Treasury Bonds(a)	5.50%	08/15/28	4,420	4,801,570
United States Treasury Bonds	13.25%	05/15/14	5,600	7,519,310
United States Treasury Notes	4.00%	03/15/10	10	9,922
United States Treasury Notes(a)	4.00%	02/15/15	5,890	5,659,000
United States Treasury Strips, P/O(a)	6.125%	11/15/27	1,100	360,708

				35,121,390

TOTAL LONG-TERM INVESTMENTS (cost $371,072,261)				370,776,945

GOVERNMENT INCOME PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 25.0%
Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series(e) (cost $101,822,938)	101,822,938	101,822,938

TOTAL INVESTMENTS — 115.9% (cost $472,895,199(h))		472,599,883
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (15.9)%		(64,737,926)

TOTAL NET ASSETS — 100.0%		$407,861,957

The following abbreviation is used in portfolio descriptions:

P/O	Principle Only

TBA	To be announced. Securities purchased on a forward commitment basis

(a)	All or portion of security is on loan. The aggregate market value of such securities is $27,193,176; cash collateral of $27,672,433 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Security segregated as collateral for futures contracts.

(c)	US$ Denominated Foreign Bonds.

(d)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2005.

(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)	Represents yield to maturity as of March 31, 2005.

(g)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures and interest rate swap as follows:

Open futures contracts outstanding at March 31, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2005	Unrealized Appreciation/ (Depreciation)
Long Positions:
16	Eurodollar Futures	Sep. 07	$3,809,046	$3,809,200	$154
4	Eurodollar Futures	Jun. 05	965,662	964,850	(812)
33	Eurodollar Futures	Sep. 06	7,871,833	7,872,150	317
16	Eurodollar Futures	Jun. 07	3,810,613	3,811,000	387
84	U.S. Treasury Bonds	Jun. 05	9,352,843	9,355,500	2,657
28	U.S. Treasury 5Yr. Notes	Jun. 05	3,002,616	2,998,625	(3,991)
Short Positions:
268	U.S. Treasury 10Yr. Notes	Jun 05	$29,823,587	$29,283,188	$540,399
88	U.S. Treasury 2Yr. Notes	Jun 05	18,248,443	18,206,375	42,068

					$581,179

Interest rate swap agreement outstanding at March 31, 2005:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized (Depreciation)
Morgan Stanley
Capital Services, Inc.(1)	3/4/2015	$4,270,000	4.78972%	3 Month LIBOR-BBA	$(50,368)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(h)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized depreciation as of March 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$473,411,696	$3,366,436	$4,178,249	$811,813

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

HIGH YIELD BOND PORTFOLIO

March 31, 2005 (Unaudited)

	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 94.1%
CORPORATE BONDS — 90.7%
Aerospace/Defense — 2.0%
Alliant Techsystems, Inc., Sr. Sub. Notes	B2	8.50%	05/15/11	$2,750	$2,915,000
Argo Tech Corp., Sr. Notes	B3	9.25%	06/01/11	915	983,625
BE Aerospace, Inc., Sr. Sub Notes(b)	Caa2	8.875%	05/01/11	3,485	3,528,563
BE Aerospace, Inc., Sr. Sub Notes, Ser. B(b)	Caa2	8.00%	03/01/08	1,150	1,141,375
Esterline Technologies Corp., Sr. Sub Notes(b)	B1	7.75%	06/15/13	4,500	4,680,000
K&F Industry, Inc., (cost $2,562,953, purchased 11/17/04)(f)	B2	5.42%	11/05/12	2,271	2,307,734
K&F Industry, Inc., Sr. Sub. Notes 144A	Caa1	7.75%	11/15/14	2,600	2,522,000
L-3 Communications Corp., Sr. Sub. Notes	Ba3	7.625%	06/15/12	5,625	5,976,562
Sequa Corp., Sr. Notes	B1	8.875%	04/01/08	2,575	2,703,750
Standard Aero Holdings, Inc., Sr. Sub Notes 144A	Caa1	8.25%	09/01/14	2,050	2,121,750
TransDigm, Inc.(b)	B3	8.375%	07/15/11	2,300	2,360,375

					31,240,734

Airlines — 0.6%
AMR Corp., Deb. Notes	Caa2	10.00%	04/15/21	1,695	1,110,225
AMR Corp., M.T.N.	NR	10.40%	03/15/11	1,000	705,000
AMR Corp., M.T.N.	NR	10.55%	03/12/21	1,425	897,750
AMR Corp., Notes	NR	10.40%	03/10/11	1,000	705,000
Calair Capital Corp., Gtd. Notes	Caa2	8.125%	04/01/08	1,978	1,523,060
Continental Airlines, Inc., Pass-thru Certs., Ser. 01-1, Class B	Ba1	7.373%	12/15/15	1,049	877,029
Continental Airlines, Inc., Pass-thru Certs., Ser. 98-1, Class B(b)	Ba2	6.748%	03/15/17	1,738	1,418,327
Continental Airlines, Inc., Pass-thru Certs., Ser. 99-2, Class B	Ba2	7.566%	09/15/21	503	422,859
Delta Air Lines, Inc., Pass-thru Certs., Ser. 93, Class A-2	Caa2	10.50%	04/30/16	2,000	1,120,220
Delta Air Lines, Inc., Sr. Notes	Ca	8.30%	12/15/29	1,130	355,950
Northwest Airlines Corp., Gtd. Notes(b)	Caa1	10.00%	02/01/09	700	437,500

					9,572,920

Automotive — 2.0%
ArvinMeritor, Inc., Notes(b)	Ba1	8.75%	03/01/12	7,420	7,716,800
General Motors Acceptance Corp., Notes	Baa2	6.125%	09/15/06	4,275	4,255,284
Navistar International Corp., Sr. Notes(b)	Ba3	7.50%	06/15/11	615	619,613
Navistar International Corp., Sr. Notes, Ser. B	Ba3	9.375%	06/01/06	1,300	1,355,250
Tenneco Automotive, Inc., Sr. Sub. Notes 144A(b)	B3	8.625%	11/15/14	3,025	2,941,812
TRW Automotive, Inc., Sr. Notes	Ba3	9.375%	02/15/13	4,684	5,035,300
TRW Automotive, Inc., Sr. Sub. Notes	B1	11.00%	02/15/13	975	1,092,000
Visteon Corp., Notes(b)	Ba2	7.00%	03/10/14	6,735	5,724,750
Visteon Corp., Sr. Notes(b)	Ba2	8.25%	08/01/10	2,475	2,351,250

					31,092,059

Banking — 0.4%
Halyk Savings Bank of Kazakhstan, Notes 144A (Kazakhstan)144A	Baa2	8.125%	10/07/09	1,305	1,334,363
Kazkommerts International BV, Gtd. Notes 144A (Netherlands)144A	Baa2	7.00%	11/03/09	1,685	1,663,937
Kazkommerts International BV, Gtd. Notes 144A (Netherlands)144A	Baa2	8.50%	04/16/13	3,360	3,393,600

					6,391,900

HIGH YIELD BOND PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Moody’s Rating (Unaudited)	Interest Rate		Maturity Date	Principal Amount (000)		Value
Building Materials & Construction — 2.2%
American Standard, Inc., Gtd. Notes (cost $3,021,988; purchased 03/17/03)(f)	Baa3	7.375%		04/15/05	3,000		3,004,902
Beazer Homes USA, Inc., Sr. Notes	Ba1	8.625%		05/15/11	1,820		1,929,200
D.R. Horton, Inc., Gtd. Notes(b)	Ba1	8.00%		02/01/09	3,000		3,225,324
D.R. Horton, Inc., Sr. Notes	Ba1	8.50%		04/15/12	3,250		3,545,636
Goodman Global Holdings Co., Inc., Sr. Notes 144A (h)	B3	5.76%		06/15/12	2,010		1,989,900
K Hovnanian Enterprises, Inc., Gtd. Notes 144A	Ba1	6.25%		01/15/15	3,500		3,349,735
KB HOME, Notes	Ba1	6.375%		08/15/11	700		709,406
KB HOME, Sr. Sub. Notes	Ba2	8.625%		12/15/08	2,800		3,041,561
New Millenium Homes LLC, Sr. Notes (cost $2,827,810; purchased 9/25/00)(f)	NR	Zero		12/31/07	2,781		1,668,600
Nortek, Inc., Sr. Sub. Notes	Caa1	8.50%		09/01/14	5,225		5,042,125
Toll Corp., Sr. Sub. Notes	Ba2	8.25%		02/01/11	4,150		4,409,375
WCI Communities, Inc., Gtd. Notes	Ba3	9.125%		05/01/12	2,000		2,140,000

							34,055,764

Cable — 3.4%
AT&T Broadband Corp., Notes	Baa3	8.375%		03/15/13	0	(i)	119
Callahan Nordrhein-Westfalen, Sr. Disc. Notes, Zero Coupon (until 07/15/05) (Germany)(cost $3,863,565; purchased 06/29/00)(c)(f)	NR	11.00	%(j)	07/15/10	7,000		630,000
Charter Communciations Operating Charter, Sr. Notes 144A(b)	B2	8.375%		04/30/14	3,000		3,015,000
Charter Communications Bank, (cost $7,910,000; purchased 12/3/04)(f)	B2	5.73%		04/29/05	8,000		8,012,856
Charter Communications Holdings, Sr. Disc. Notes	Ca	11.75%		01/15/10	700		600,250
Charter Communications Holdings, Sr. Disc. Notes, Zero
Coupon (until 05/15/06)(b)	Ca	11.75	%(j)	05/15/11	3,150		2,173,500
Charter Communications Holdings, Sr. Disc. Notes, Zero Coupon (until 05/15/06)(b)	Ca	13.50	%(j)	01/15/11	1,000		800,000
Charter Communications Holdings, Sr. Notes	Ca	8.625%		04/01/09	2,075		1,602,938
Charter Communications Holdings, Sr. Notes(b)	Ca	9.625%		11/15/09	1,150		899,875
Charter Communications Holdings, Sr. Notes(b)	Ca	10.00%		05/15/11	7,109		5,456,157
Charter Communications Holdings, Sr. Notes(b)	Ca	10.25%		01/15/10	360		288,900
Charter Communications Holdings, Sr. Notes	Ca	10.75%		10/01/09	1,700		1,394,000
Charter Communications Holdings, Sr. Notes(b)	Ca	11.125%		01/15/11	3,075		2,483,062
Charter Communications Holdings II, Sr. Notes(b)	Caa1	10.25%		09/15/10	3,725		3,799,500
CSC Holdings, Inc., Sr. Debs.	B1	7.625%		07/15/18	1,250		1,300,000
CSC Holdings, Inc., Sr. Notes	B1	7.875%		12/15/07	2,650		2,756,000
CSC Holdings, Inc., Sr. Notes, Ser. B144A(b)	B1	7.625%		04/01/11	2,000		2,080,000
CSC Holdings, Inc., Sr. Notes, Ser. B	B1	8.125%		07/15/09	1,500		1,582,500
Kabel Deutschland GMBH, Sr. Notes 144A (Germany)	B2	10.625%		07/01/14	3,295		3,640,975
Rogers Cable, Inc., Gtd. Debs. (Canada)	B2	11.00%		12/01/15	4,500		4,905,000
Rogers Cable, Inc., Sec’d. Notes	Ba3	6.75%		03/15/15	800		788,000
UPC Distribution Holdings Bank, (cost $5,000,000; purchased 11/22/04)(f)(h)	B1	6.60%		07/01/05	5,000		5,062,500

							53,271,132

Capital Goods — 4.8%
Allied Waste of North America, Inc.144A	B2	7.25%		03/15/15	900		855,000
Allied Waste of North America, Inc., Sr. Notes	B2	5.75%		02/15/11	5,320		4,841,200
Allied Waste of North America, Inc., Sr. Notes	B2	7.875%		04/15/13	675		673,312
Allied Waste of North America, Inc., Sr. Notes(b)	B2	8.50%		12/01/08	8,200		8,405,000
Blount, Inc., Sr. Sub Notes	Caa1	8.875%		08/01/12	2,850		3,006,750
Case New Holland, Inc., Sr. Notes 144A(b)	Ba3	9.25%		08/01/11	3,955		4,212,075
Flowserve Corp., Gtd. Notes	B2	12.25%		08/15/10	1,725		1,875,937
Great Lakes Dredge & Dock Corp., Sr. Sub. Notes(b)	Caa3	7.75%		12/15/13	2,010		1,668,300
Holt Group, Inc., Sr. Notes (cost $800,000; purchased 01/15/98)(c)(f)	NR	9.75%		01/15/06	800		4,000

HIGH YIELD BOND PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Moody’s Rating (Unaudited)	Interest Rate		Maturity Date	Principal Amount (000)	Value
Invensys PLC, Sr. Notes (United Kingdom) 144A	B3	9.875%		03/15/11	2,270	2,309,725
Johnsondiversey, Inc., Gtd. Notes	B2	9.625%		05/15/12	725	779,375
Johnsondiversey, Inc., Sr. Disc. Notes, Zero Coupon (until 5/15/07)(cost $3,664,180; purchased 2/25/04-12/7/04)(b)(f)	B3	10.67	%(j)	05/15/13	4,575	3,934,500
Joy Global, Inc., Gtd. Notes, Ser. B	Ba2	8.75%		03/15/12	6,110	6,721,000
Knowledge Learning Corp., Inc., Gtd. Notes144A	B3	7.75%		02/01/15	3,050	2,943,250
Manitowoc Co., Inc., Sr. Sub. Notes	B2	10.50%		08/01/12	5,570	6,321,950
Mueller Group, Inc., Sr. Sub. Notes	Caa1	10.00%		05/01/12	1,835	1,981,800
Rexnord Corp., Gtd. Notes (cost $3,575,000; purchased 11/19/02)(f)	B3	10.125%		12/15/12	3,575	3,932,500
Stena AB, Sr. Notes (Sweden)	Ba3	7.50%		11/01/13	3,175	3,143,250
Stena AB, Sr. Notes (Sweden)	Ba3	9.625%		12/01/12	1,600	1,772,000
Terex Corp., Gtd. Notes 144A	B3	7.375%		01/15/14	650	663,000
Terex Corp., Sr. Sub. Notes(b)	B3	9.25%		07/15/11	2,825	3,079,250
Terex Corp., Sr. Sub. Notes(b)	B3	10.375%		04/01/11	5,534	6,018,225
Trism, Inc., Gtd. Notes (cost $267,749; purchased 03/01/00)(c)(f)	NR	12.00%		02/15/49	1,305	3,262
Tyco International Group SA, Notes (Luxembourg)	Baa3	6.375%		10/15/11	790	843,365
United Rentals North America, Inc., Gtd. Notes(b)	B1	6.50%		02/15/12	1,300	1,264,250
United Rentals North America, Inc., Gtd. Notes(b)	B2	7.75%		11/15/13	3,150	3,055,500

						74,307,776

Chemicals — 6.9%
BCP Caylux Holdings, Sr. Sub. Notes 144A (Luxembourg)	B3	9.625%		06/15/14	520	592,800
Borden United States Finance Corp., Sr. Sec’d. Notes 144A	B3	7.41%		07/15/10	1,500	1,552,500
Borden United States Finance Corp., Sr. Sec’d. Notes 144A(b)	B3	9.00%		07/15/14	2,750	2,970,000
Equistar Chemicals LP, Gtd. Notes	B2	10.125%		09/01/08	5,420	5,989,100
Equistar Chemicals LP, Sr. Notes	B2	10.625%		05/01/11	2,185	2,452,662
Hercules, Inc., Gtd. Notes	Ba3	6.75%		10/15/29	500	490,000
Huntsman Advanced Materials LLC, Sr. Sec’d. Notes 144A	Ba3	11.00%		07/15/10	1,150	1,319,625
Huntsman ICI Chemical, Sr. Sub. Notes	B3	10.125%		07/01/09	835	868,400
Huntsman International LLC, Gtd. Notes	B2	9.875%		03/01/09	8,850	9,558,000
Huntsman LLC, Gtd. Notes	B1	11.625%		10/15/10	4,301	5,032,170
IMC Global, Inc., Debs. (cost $2,541,210; purchased 5/25/04)(b)(f)	B1	6.875%		07/15/07	2,500	2,562,500
IMC Global, Inc., Gtd. Notes, Ser. B	Ba3	10.875%		06/01/08	2,943	3,369,735
IMC Global, Inc., Gtd. Notes, Ser. B	Ba3	11.25%		06/01/11	9,499	10,591,385
IMC Global, Inc., Gtd. Notes, Ser. B	Ba3	11.25%		06/01/11	1,100	1,226,500
ISP Chemco, Inc., Gtd. Notes, Ser. B	B1	10.25%		07/01/11	5,685	6,154,013
Koppers, Inc., Gtd. Notes	B2	9.875%		10/15/13	4,260	4,749,900
Lyondell Chemical Co., Gtd. Notes	B1	9.50%		12/15/08	2,750	2,942,500
Lyondell Chemical Co., Gtd. Notes(b)	B1	9.50%		12/15/08	7,000	7,490,000
Lyondell Chemical Co., Sec’d. Notes, Ser. A	B1	9.625%		05/01/07	6,000	6,442,500
Lyondell Chemical Co., Sec’d. Notes, Ser. B(b)	B1	9.875%		05/01/07	844	865,100
Nalco Co., Sr. Notes	B2	7.75%		11/15/11	2,450	2,548,000
Nalco Co., Sr. Sub. Notes(b)	Caa1	8.875%		11/15/13	4,050	4,333,500
OM Group, Inc., Sr. Sub. Notes	Caa1	9.25%		12/15/11	2,740	2,822,200
PQ Corp., Gtd. Notes144A(b)	B3	7.50%		02/15/13	3,900	3,841,500
Rhodia SA, Sr. Notes (France)(b)	B3	10.25%		06/01/10	4,245	4,627,050
Rhodia SA, Sr. Sub. Notes (France)(b)	Caa1	8.875%		06/01/11	4,585	4,458,912
Rockwood Specialties, Inc., Sr. Sub. Notes (cost $4,822,183; purchased 7/9/03-4/26/04)(b)(f)	B3	10.625%		05/15/11	3,589	3,983,790
Westlake Chemical Corp., Gtd. Notes	Ba2	8.75%		07/15/11	3,600	3,937,500

						107,771,842

Consumer — 1.5%
Alderwoods Group, Inc., Sr. Notes 144A	B2	7.75%		09/15/12	2,390	2,443,775
Coinmach Corp., Sr. Notes	CCC+(g)	9.00%		02/01/10	1,967	2,006,340

HIGH YIELD BOND PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value
Levi Strauss & Co., Sr. Notes 144A(b)	Caa3	7.73%	04/01/12	1,400	1,375,500
Levi Strauss & Co., Sr. Notes 144A(b)	Caa3	9.75%	01/15/15	1,945	1,910,963
Levi Strauss & Co., Sr. Notes(b)	Caa3	12.25%	12/15/12	4,720	5,144,800
Propex Fabrics, Inc., Sr. Notes 144A	Caa1	10.00%	12/01/12	4,000	3,960,000
Rayovac Corp., Sr. Sub. Notes	B3	8.50%	10/01/13	1,355	1,395,650
Service Corp. International, Debs.(b)	Ba3	7.875%	02/01/13	2,000	2,060,000
Service Corp. International, Notes	Ba3	6.00%	12/15/05	473	473,000
Service Corp. International, Notes	Ba3	6.50%	03/15/08	2,000	2,005,000

					22,775,028

Electric — 8.6%
AES Corp., Sec’d. Notes 144A(b)	Ba3	8.75%	05/15/13	2,695	2,937,550
AES Corp., Sr. Notes(b)	B1	9.375%	09/15/10	9,200	10,143,000
AES Corp., Sr. Notes(b)	B1	9.50%	06/01/09	1,325	1,449,219
AES Eastern Energy LP, Ser. 99-A	Ba1	9.00%	01/02/17	3,034	3,488,553
Allegheny Energy Supply Co., LLC, Notes 144A(b)	B2	8.25%	04/15/12	1,555	1,648,300
Aquila, Inc., Sr. Notes	B2	9.95%	02/01/11	4,090	4,580,800
Beaver Valley II Funding Corp., Debs.	Baa3	9.00%	06/01/17	4,000	4,670,800
Calpine Canada Energy Finance, Gtd. Notes (Canada)(b)	Caa1	8.50%	05/01/08	2,500	1,775,000
Calpine Corp., Sr. Notes(b)	Caa1	8.75%	07/15/07	5,000	3,900,000
Calpine Corp., Sr. Sec’d. Notes 144A(b)	B(g)	8.75%	07/15/13	5,130	3,873,150
CMS Energy Corp., Sr. Notes(b)	B1	7.50%	01/15/09	3,290	3,388,700
CMS Energy Corp., Sr. Notes(b)	B1	8.50%	04/15/11	1,910	2,062,800
CMS Energy Corp., Sr. Notes(b)	B1	9.875%	10/15/07	4,725	5,126,625
Dynegy Holdings, Inc., Debs.	Caa2	7.125%	05/15/18	675	529,875
Dynegy Holdings, Inc., Debs.	Caa2	7.625%	10/15/26	1,425	1,099,031
Dynegy Holdings, Inc., Sr. Notes(b)	Caa2	6.875%	04/01/11	1,210	1,073,875
Dynegy Holdings, Inc., Sr. Sec’d. Notes 144A	B3	9.875%	07/15/10	390	417,788
Dynegy Holdings, Inc., Sr. Sec’d. Notes 144A	B3	10.125%	07/15/13	5,695	6,207,550
Edison Mission Energy, Sr. Notes(b)	B1	7.73%	06/15/09	6,140	6,400,950
Edison Mission Energy, Sr. Notes(b)	B1	9.875%	04/15/11	720	831,600
Empresa Nacional de Electricidad SA, Notes (Chile)	Ba1	8.35%	08/01/13	5,650	6,333,735
Empresa Nacional de Electricidad SA, Notes (Chile)	Ba1	8.625%	08/01/15	4,700	5,424,204
Homer City Funding LLC, Gtd. Notes	Ba2	8.137%	10/01/19	1,593	1,747,769
Midland Funding II Corp., Debs.	Ba3	11.75%	07/23/05	1,996	2,035,909
Midland Funding II Corp., Debs. (cost $1,652,309; purchased 9/7/00-9/26/00)(f)	Ba3	13.25%	07/23/06	1,585	1,706,818
Midwest Generation LLC, Pass-thru Certs., Ser. A (cost $ 3,309,978; purchased 11/20/03-9/17/04)(f)	B1	8.30%	07/02/09	3,225	3,458,813
Midwest Generation LLC, Pass-thru Certs., Ser. B	B1	8.56%	01/02/16	1,320	1,475,100
Midwest Generation LLC, Sec’d. Notes(b)	B1	8.75%	05/01/34	4,625	5,156,875
Mirant Corp., Sr. Notes 144A(c)	NR	7.40%	07/15/49	1,825	1,423,500
Mission Energy Holding Co., Sr. Sec’d. Notes	B2	13.50%	07/15/08	1,925	2,310,000
Nevada Power Co.(b)	Ba2	8.25%	06/01/11	1,675	1,859,250
Nevada Power Co., Notes	Ba2	10.875%	10/15/09	265	296,800
Noteco Ltd., Notes (United Kingdom)(h)	NR	1.00%	06/30/25	1,264	2,579,733
NRG Energy, Inc. 144A	B1	8.00%	12/15/13	7,065	7,471,238
Orion Power Holdings, Inc., Sr. Notes	B2	12.00%	05/01/10	5,055	6,141,825
Reliant Energy Mid-Atlantic Power, Pass-thru Certs., Ser. B (cost $ 1,860,170; purchased 07/24/03)(f)	B1	9.237%	07/02/17	1,791	2,059,119
Reliant Energy Mid-Atlantic Power, Pass-thru Certs., Ser. C	B1	9.681%	07/02/26	250	266,813
Reliant Energy, Inc., Sec. Notes	B1	9.50%	07/15/13	6,110	6,644,625
Sierra Pacific Power Co., Gen. Ref. Mtge. Notes, Ser. A	Ba2	8.00%	06/01/08	1,505	1,595,300
Sierra Pacific Resources, Inc., Sr. Notes(b)	B2	8.625%	03/15/14	1,530	1,629,450
TECO Energy, Inc., Sr. Notes(b)	Ba2	7.50%	06/15/10	3,800	4,047,000
Texas Genco Holdings Bank, (cost $1,576,811; purchased 12/10/04)(f)(h)	Ba2	5.05%	12/15/11	1,577	1,597,834
Texas Genco Holdings Bank, (cost $651,291; purchased 12/8/04)(f)(h)	Ba2	5.05%	12/15/11	651	659,975

HIGH YIELD BOND PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utilicorp, Gtd. Notes (Canada)	B2	7.75%	06/15/11	625	643,750
York Power Funding, Sr. Sec’d. Notes 144A (Cayman Islands) (cost $539,993; purchased 07/31/98)(c)(f)	D(g)	12.00%	10/30/07	540	46,709

					134,217,310

Energy - Other — 3.4%
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.75%	01/15/15	3,054	3,229,605
Chesapeake Energy Corp., Sr. Notes 144A(b)	Ba3	6.375%	06/15/15	3,950	3,900,625
Chesapeake Energy Corp., Sr. Notes	Ba3	7.00%	08/15/14	2,350	2,420,500
Encore Acquisition Co., Sr. Sub. Notes (cost $1,500,000; purchased 03/30/04)(f)	B2	6.25%	04/15/14	1,500	1,500,000
Forest Oil Corp., Sr. Notes	Ba3	8.00%	06/15/08	440	467,500
Hanover Compressor Co., Sr. Notes(b)	B3	8.625%	12/15/10	2,125	2,220,625
Hanover Equipment Trust, Sec’d. Notes(b)	B2	8.50%	09/01/08	2,110	2,199,675
Hanover Equipment Trust, Sec’d. Notes(b)	B2	8.75%	09/01/11	3,445	3,634,475
Houston Exploration Corp., Sr. Sub. Notes(b)	B2	7.00%	06/15/13	1,625	1,649,375
Magnum Hunter Resources, Sr. Notes	B2	9.60%	03/15/12	341	381,920
Newfield Exploration Co., Sr. Sub. Notes	Ba3	8.375%	08/15/12	6,235	6,733,800
Parker and Parsley, Sr. Notes	Baa3	8.875%	04/15/05	1,000	1,002,088
Parker Drilling Co., Gtd. Notes, Ser B	B2	10.125%	11/15/09	857	900,921
Parker Drilling Co., Sr. Notes(b)	B2	9.625%	10/01/13	1,480	1,635,400
Premcor Refining Group, Inc., Gtd. Notes	Ba3	6.75%	05/01/14	1,635	1,635,000
Premcor Refining Group, Inc., Sr. Notes	Ba3	6.75%	02/01/11	1,600	1,636,000
Premcor Refining Group, Inc., Sr. Notes	Ba3	7.50%	06/15/15	675	693,563
Premcor Refining Group, Inc., Sr. Notes	Ba3	9.50%	02/01/13	3,055	3,413,962
Premcor Refining Group, Inc., Sr. Sub. Notes(b)	B2	7.75%	02/01/12	1,925	1,987,563
Stone Energy Corp., Sr. Sub. Notes	B2	8.25%	12/15/11	6,875	7,167,188
Vintage Petroleum, Inc., Sr. Sub Notes	B1	7.875%	05/15/11	4,800	5,088,000

					53,497,785

Foods — 1.6%
Agrilink Foods, Inc., Sr. Gtd. Notes (cost $434,772; purchased 04/11/00)(f)	B3	11.875%	11/01/08	465	482,438
Ahold Finance USA, Inc., Notes(b)	Ba2	8.25%	07/15/10	1,120	1,229,200
Del Monte Corp., Sr. Sub. Notes	B2	8.625%	12/15/12	2,700	2,922,750
Delhaize America, Inc., Gtd. Notes	Ba1	8.125%	04/15/11	3,400	3,779,171
Dole Food Co., Inc., Sr. Notes	B2	7.25%	06/15/10	1,760	1,777,600
Dole Food Co., Inc., Sr. Notes	B2	8.625%	05/01/09	2,400	2,520,000
Dole Food Co., Inc., Sr. Notes	B2	8.875%	03/15/11	2,100	2,257,125
Dominos, Inc., Sr. Sub. Notes	B2	8.25%	07/01/11	1,276	1,333,420
Pathmark Stores, Inc., Gtd. Notes	Caa1	8.75%	02/01/12	2,200	2,139,500
Smithfield Foods, Inc., Notes	Ba2	7.75%	05/15/13	900	954,000
Smithfield Foods, Inc., Sr. Notes(b)	Ba2	7.00%	08/01/11	2,770	2,835,787
Smithfield Foods, Inc., Sr. Notes	Ba2	8.00%	10/15/09	2,040	2,162,400
Stater Brothers Holdings, Inc., Sr. Notes(b)	B1	8.125%	06/15/12	1,265	1,220,725

					25,614,116

Foreign Agencies — 0.4%
Gazprom OAO, Notes 144A(b)	BB-(g)	9.625%	03/01/13	3,750	4,284,375
Gazprom OAO, Sec’d. Notes (cost $1,956,256; purchased 02/21/03)(Russia)	BB-(g)	10.50%	10/21/09	1,720	1,980,236

					6,264,611

Gaming — 5.1%
Argosy Gaming Co., Sr. Sub. Notes	B1	7.00%	01/15/14	4,175	4,514,219
Argosy Gaming Co., Sr. Sub. Notes	Ba3	9.00%	09/01/11	810	885,937
Aztar Corp., Sr. Sub. Notes(b)	Ba3	7.875%	06/15/14	3,575	3,798,438
Boyd Gaming Corp., Sr. Sub. Notes(b)	B1	6.75%	04/15/14	1,875	1,851,563
Boyd Gaming Corp., Sr. Sub. Notes(b)	B1	8.75%	04/15/12	1,500	1,623,750
Caesars Entertainment, Inc., Sr. Notes(b)	Ba1	7.50%	09/01/09	5,700	6,127,500

HIGH YIELD BOND PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value
Caesars Entertainment, Inc., Sr. Sub. Notes	Ba2	7.875%	12/15/05	3,500	3,574,375
Caesars Entertainment, Inc., Sr. Sub. Notes(b)	Ba2	7.875%	03/15/10	700	763,000
Caesars Entertainment, Inc., Sr. Sub. Notes	Ba2	8.125%	05/15/11	3,230	3,577,225
Caesars Entertainment, Inc., Sr. Sub. Notes	Ba2	9.375%	02/15/07	355	377,631
Circus Enterprises, Inc., Sr. Notes	Ba2	6.45%	02/01/06	1,220	1,235,250
Isle of Capri Casinos, Inc., Sr. Sub. Notes(b)	B2	7.00%	03/01/14	1,750	1,732,500
Isle of Capri Casinos, Inc., Sr. Sub. Notes(b)	B2	9.00%	03/15/12	1,430	1,555,125
Mandalay Resort Group, Sr. Notes	Ba2	9.50%	08/01/08	2,250	2,458,125
MGM Grand, Inc., Gtd. Notes	Ba3	9.75%	06/01/07	9,051	9,729,825
MGM Mirage, Inc., Gtd. Notes(b)	Ba2	6.00%	10/01/09	13,000	12,821,250
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba3	6.375%	07/15/09	2,585	2,565,612
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba3	7.125%	08/15/14	900	902,250
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba3	8.00%	04/01/12	2,845	3,015,700
Penn National Gaming, Inc., Sr. Sub. Notes 144A	B3	6.75%	03/01/15	2,000	1,970,000
Station Casinos, Inc., Sr. Notes(b)	Ba3	6.00%	04/01/12	3,250	3,225,625
Sun International Hotels, Ltd., Sr. Sub. Notes (Bahamas)	B2	8.875%	08/15/11	5,240	5,619,900
Wynn Las Vegas LLC, First Mortgage 144A(b)	B2	6.625%	12/01/14	4,950	4,702,500

					78,627,300

Health Care & Pharmaceutical — 9.0%
Alliance Imaging, Inc., Sr. Sub. Notes 144A(b)	B3	7.25%	12/15/12	1,675	1,582,875
Columbia/HCA Healthcare Corp., Debs.	Ba2	7.50%	12/15/23	600	607,995
Columbia/HCA Healthcare Corp., M.T.N.	Ba2	8.70%	02/10/10	1,800	1,995,518
Columbia/HCA Healthcare Corp., M.T.N.	Ba2	8.85%	01/01/07	259	275,052
Columbia/HCA Healthcare Corp., Notes	Ba2	9.00%	12/15/14	4,100	4,765,040
Columbia/HCA Healthcare Corp., Sr. Notes	Ba2	8.36%	04/15/24	2,000	2,190,812
Concentra Operating Corp., Gtd. Notes, 144A	B3	9.125%	06/01/12	3,625	3,842,500
Concentra Operating Corp., Gtd. Notes, 144A	B3	9.50%	08/15/10	200	214,000
Coventry Health Care, Inc.144A	Ba1	5.875%	01/15/12	640	640,000
Coventry Health Care, Inc., Sr. Notes(b)	Ba1	8.125%	02/15/12	2,375	2,576,875
Davita, Inc., Sr. Sub. Notes 144A(b)	B3	7.25%	03/15/15	7,425	7,276,500
Elan Finance PLC, Sr. Notes 144A (Ireland)(b)	B3	7.75%	11/15/11	2,075	1,551,063
HCA, Inc., Notes	Ba2	5.25%	11/06/08	2,000	1,997,900
HCA, Inc., Notes	Ba2	5.50%	12/01/09	5,000	4,943,945
HCA, Inc., Notes(b)	Ba2	6.375%	01/15/15	4,000	3,970,568
HCA, Inc., Notes	Ba2	7.125%	06/01/06	3,830	3,940,656
HCA, Inc., Notes	Ba2	8.75%	09/01/10	2,200	2,474,087
HEALTHSOUTH Corp., Notes	NR	7.625%	06/01/12	9,360	8,985,600
HEALTHSOUTH Corp., Sr. Notes(b)	NR	6.875%	06/15/05	1,200	1,185,000
HEALTHSOUTH Corp., Sr. Notes	NR	7.375%	10/01/06	750	740,625
HEALTHSOUTH Corp., Sr. Notes	NR	8.50%	02/01/08	3,600	3,582,000
Iasis Healthcare LLC, Sr. Sub. Notes	B3	8.75%	06/15/14	1,400	1,459,500
Inverness Medical Innovations, Inc., Sr. Sub. Notes	Caa1	9.25%	02/15/12	2,655	2,694,825
Magellan Health Services, Inc., Sr. Notes, Ser. A	B3	9.375%	11/15/08	11,764	12,661,265
Medco Health Solutions, Inc., Sr. Notes(b)	Ba1	7.25%	08/15/13	3,855	4,261,151
Medical Device Manufacturing, Inc., Gtd. Notes, Ser. B	Caa1	10.00%	07/15/12	3,785	4,049,950
MedQuest, Inc., Sr. Sub. Notes(b)	Caa1	11.875%	08/15/12	5,750	5,635,000
NeighborCare Inc., Sr. Sub. Notes	Ba3	6.875%	11/15/13	1,425	1,496,250
OMEGA Healthcare Investors, Inc., Notes	B1	6.95%	08/01/07	3,700	3,811,000
OMEGA Healthcare Investors, Inc., Sr. Notes	B1	7.00%	04/01/14	2,600	2,600,000
Res-Care, Inc., Sr. Notes	B2	10.625%	11/15/08	6,650	7,182,000
Select Medical Corp., Sr. Sub. Notes144A	B3	7.625%	02/01/15	4,450	4,450,000
Senior Housing Properties Trust, Sr. Notes	Ba2	8.625%	01/15/12	2,730	3,016,650
Tenet Healthcare Corp., Sr. Notes	B3	6.375%	12/01/11	810	747,225
Tenet Healthcare Corp., Sr. Notes	B3	6.50%	06/01/12	2,425	2,231,000
Tenet Healthcare Corp., Sr. Notes 144A	B3	9.25%	02/01/15	3,140	3,132,150
Tenet Healthcare Corp., Sr. Notes	B3	9.875%	07/01/14	2,000	2,080,000
Vanguard Health Holding Co. II, Sr. Sub Notes	Caa1	9.00%	10/01/14	4,000	4,210,000
Ventas Realty LP, Sr. Notes	Ba3	8.75%	05/01/09	2,000	2,175,000

HIGH YIELD BOND PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Moody’s Rating (Unaudited)	Interest Rate		Maturity Date	Principal Amount (000)	Value
Ventas Realty LP, Sr. Notes	Ba3	9.00%		05/01/12	4,348	4,934,980
Warner Chilcott Corp., Gtd. Notes 144A(b)	Caa1	8.75%		02/01/15	7,275	7,311,375

						139,477,932

Lodging — 3.7%
Felcor Lodging LP, Gtd. Notes(b)	B1	9.00%		06/01/11	4,900	5,267,500
Felcor Lodging LP, Sr. Notes	B1	6.874%		06/01/11	1,875	1,931,250
Felcor Suites LP, Gtd. Notes	B1	7.625%		10/01/07	950	982,063
HMH Properties, Inc., Sr. Gtd. Notes, Ser. B	Ba3	7.875%		08/01/08	1,416	1,444,320
Host Marriott LP, Sr. Notes	Ba3	7.00%		08/15/12	7,000	6,930,000
Host Marriott LP, Sr. Notes(b)	Ba3	7.125%		11/01/13	1,250	1,240,625
Host Marriott LP, Sr. Notes	Ba3	9.50%		01/15/07	6,815	7,189,825
ITT Corp., Debs(b)	Ba1	6.75%		11/15/05	3,030	3,052,725
ITT Corp., Sr. Sub. Notes, Ser. B	Ba1	7.375%		11/15/15	2,850	3,063,750
John Q Hamons Hotels/Finance, First Mortgage, Ser. B	B2	8.875%		05/15/12	1,750	1,876,875
La Quinta Inns, Inc., Sr. Notes	Ba3	7.40%		09/15/05	1,000	1,010,000
La Quinta Properties, Inc.	Ba3	8.875%		03/15/11	3,725	4,023,000
La Quinta Properties, Inc., Sr. Notes	Ba3	7.00%		08/15/12	1,775	1,797,187
Royal Caribbean Cruises, Ltd., Debs.	Ba1	7.50%		10/15/27	1,050	1,118,250
Royal Caribbean Cruises, Ltd., Sr. Notes (Liberia)(b)	Ba1	6.875%		12/01/13	6,275	6,541,687
Royal Caribbean Cruises, Ltd., Sr. Notes (Liberia)(b)	Ba1	8.75%		02/02/11	1,150	1,306,688
Starwood Hotels & Resorts Worldwide, Inc., Notes	Ba1	7.375%		05/01/07	5,900	6,091,750
Starwood Hotels & Resorts Worldwide, Inc., Notes(b)	Ba1	7.875%		05/01/12	2,235	2,441,737

						57,309,232

Media & Entertainment — 7.1%
Advertising Directory Solution, (cost $2,750,000; purchased 11/4/04)(f)(h)	B3	6.60%		04/29/05	2,750	2,809,584
AMC Entertainment, Inc., Sr. Sub. Notes(b)	B3	8.00%		03/01/14	675	644,625
American Color Graphics, Inc., Sr. Notes	Caa3	10.00%		06/15/10	1,890	1,228,500
CanWest Media, Inc., Sr. Notes (Canada)(b)	Ba3	7.625%		04/15/13	1,500	1,582,500
CanWest Media, Inc., Sr. Sub. Notes (Canada)	B2	10.625%		05/15/11	3,000	3,270,000
Cinemark USA, Inc., Sr. Sub. Notes	B3	9.00%		02/01/13	850	922,250
Dex Media East LLC, Sr. Sub. Notes(b)	B2	12.125%		11/15/12	5,703	6,758,055
Dex Media West LLC, Sr. Sub Notes	B2	9.875%		08/15/13	8,570	9,555,550
Dex Media, Inc., Notes(b)	B3	8.00%		11/15/13	2,825	2,923,875
DirecTV Holdings, Sr. Notes	Ba2	8.375%		03/15/13	4,080	4,416,600
Echostar DBS Corp., Sr. Notes 144A	Ba3	6.625%		10/01/14	2,800	2,705,500
Echostar DBS Corp., Sr. Notes(b)	Ba3	9.125%		01/15/09	4,174	4,466,180
Entercom Radio LLC, Gtd. Notes	Ba2	7.625%		03/01/14	1,005	1,045,200
Gray Television, Inc., Sr. Sub. Notes	B2	9.25%		12/15/11	4,605	4,973,400
Intelsat Bermuda Ltd., Sr. Notes144A	B2	8.25%		01/15/13	8,025	8,105,250
Intrawest Corp., Sr. Notes	B1	7.50%		10/15/13	2,250	2,255,625
Marquee, Inc., Sr. Notes 144A	B2	8.625%		08/15/12	2,125	2,263,125
Medianews Group, Inc., Sr. Sub. Notes 144A	B2	6.375%		04/01/14	2,375	2,256,250
Medianews Group, Inc., Sr. Sub. Notes	B2	6.875%		10/01/13	1,375	1,347,500
Morris Publishing Group LLC, Gtd. Notes	Ba3	7.00%		08/01/13	1,050	1,039,500
New Skies Satellites NV, (Netherlands)(cost $1,250,000; purchased 11/1/04)(f)	B1	6.04%		04/26/11	1,009	1,020,880
New Skies Satellites NV, Sr. Notes 144A (Netherlands)(h)	B3	7.438%		11/01/11	1,325	1,351,500
New Skies Satellites NV, Sr. Sub. Notes 144A (Netherlands)(b)	Caa1	9.125%		11/01/12	1,425	1,453,500
PRIMEDIA, Inc., Sr. Notes	B3	8.169%		05/15/10	2,145	2,273,700
PRIMEDIA, Inc., Sr. Notes	B3	8.875%		05/15/11	2,000	2,085,000
Quebecor Media, Inc., Sr. Disc. Notes, Zero Coupon (until 07/15/06)(Canada)	B2	13.75	%(j)	07/15/11	5,625	5,512,500
Quebecor Media, Inc., Sr. Notes (Canada)	B2	11.125%		07/15/11	4,700	5,193,500
R.H. Donnelley Finance Corp., Gtd. Notes	B2	10.875%		12/15/12	800	922,000
R.H. Donnelley Finance Corp., Sr. Sub. Notes 144A	B2	10.875%		12/15/12	2,995	3,451,737

HIGH YIELD BOND PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value
Sinclair Broadcast Group, Inc., Gtd. Notes	B2	8.75%	12/15/11	2,500		2,625,000
Six Flags, Inc., Sr. Notes(b)	Caa1	9.625%	06/01/14	2,740		2,527,650
Susquehanna Media Co., Sr. Sub. Notes	B1	7.375%	04/15/13	900		927,000
Universal City Florida Holding Co., Sr. Notes 144A(b)	B3	8.375%	05/01/10	4,050		4,131,000
Vail Resorts, Inc., Sr. Sub Notes	B2	6.75%	02/15/14	2,295		2,249,100
Vertis, Inc., Gtd. Notes, Ser. B	Caa1	10.875%	06/15/09	1,700		1,640,500
Vertis, Inc., Sec’d. Notes	B3	9.75%	04/01/09	4,500		4,702,500
Videotron Ltee, Gtd. Notes	Ba3	6.875%	01/15/14	3,000		3,015,000

						109,651,136

Metals — 3.4%
AK Steel Corp., Notes	B1	7.75%	06/15/12	2,565		2,468,812
AK Steel Corp., Sr. Notes(b)	B1	7.875%	02/15/09	7,027		6,886,460
Arch Western Finance LLC, Sr. Notes(b)	Ba3	6.75%	07/01/13	5,085		5,110,425
Century Aluminum Co., Gtd. Notes, 144A	B1	7.50%	08/15/14	5,100		5,151,000
CSN Islands VII Corp., Gtd. Notes 144A (Cayman Islands) (cost $5,002,949; purchased 9/5/03-4/22/04)144A(f)	B1	10.75%	09/12/08	4,945		5,427,138
Ispat Inland ULC, Sec’d. Notes (Canada)	Ba1	9.75%	04/01/14	7,500		8,775,000
Massey Energy Co., Sr. Notes	Ba3	6.625%	11/15/10	250		251,250
Novelis, Inc., Sr. Notes144A	B1	7.25%	02/15/15	4,200		4,116,000
Oregon Steel Mills, Inc., Gtd. Notes(b)	B1	10.00%	07/15/09	5,525		5,980,813
Peabody Energy Corp., Sr. Notes(b)	Ba3	5.875%	04/15/16	1,450		1,399,250
Russel Metals, Inc., Sr. Notes (Canada)(b)	Ba3	6.375%	03/01/14	1,000		970,000
Ryerson Tull, Inc., Sr. Notes	B2	8.25%	12/15/11	2,415		2,294,250
United States Steel Corp., Sr. Notes	Ba2	10.75%	08/01/08	3,000		3,450,000

						52,280,398

Packaging — 2.9%
Anchor Glass Container Corp., Sr. Sec’d. Notes	B2	11.00%	02/15/13	4,450		4,016,125
Berry Plastics Corp., Gtd. Notes	B3	10.75%	07/15/12	4,720		5,321,800
Crown Cork & Seal PLC, Notes (United Kingdom)	B3	7.00%	12/15/06	7,525		7,694,313
Crown European Holdings SA, Sr. Sec'd. Notes (France)	B1	9.50%	03/01/11	3,750		4,115,625
Graham Packaging 144A(b)	Caa1	8.50%	10/15/12	2,200		2,200,000
Graham Packaging 144A(b)	Caa2	9.875%	10/15/14	3,925		3,925,000
Greif Brothers Corp., Sr. Sub. Notes	B1	8.875%	08/01/12	6,200		6,696,000
Owens-Brockway, Sr. Sec’d. Notes(b)	B1	7.75%	05/15/11	5,410		5,666,975
Owens-Brockway, Sr. Sec’d. Notes(b)	B1	8.75%	11/15/12	3,495		3,818,287
Silgan Holdings, Inc., Sr. Sub Notes	B1	6.75%	11/15/13	1,575		1,590,750

						45,044,875

Paper — 4.9%
Abitibi Consolidated, Inc., Deb. Notes (Canada)(b)	Ba3	8.85%	08/01/30	1,500		1,406,250
Abitibi Consolidated, Inc., Gtd. Notes (Canada)(b)	Ba3	5.25%	06/20/08	1,200		1,122,000
Abitibi-Consolidated, Inc., Gtd. Notes (Canada)(b)	Ba3	6.00%	06/20/13	2,345		2,028,425
Ainsworth Lumber, Sr. Notes (Canada)(b)	B2	6.75%	03/15/14	4,985		4,735,750
Ainsworth Lumber, Sr. Notes (Canada)144A	B2	6.84%	10/01/10	1,100		1,116,500
Ainsworth Lumber, Sr. Notes (Canada)144A	B2	7.25%	10/01/12	100	(i)	98,000
Boise Cascade LLC, Sr. Notes 144A(h)	B1	5.535%	10/15/12	2,000		2,040,000
Bowater Finance Corp., Gtd. Notes(Canada)	Ba3	7.95%	11/15/11	650		674,375
Caraustar Industries, Inc., Sec. 144A(b)	Caa1	9.875%	04/01/11	2,100		2,205,000
Cascades, Inc., Sr. Notes (Canada)	Ba3	7.25%	02/15/13	1,600		1,640,000
Cascades, Inc., Sr. Notes (Canada) 144A	Ba3	7.25%	02/15/13	3,000		3,075,000
Cellu Tissue Holdings, Inc., Sr. Sec’d. Notes	B2	9.75%	03/15/10	3,000		3,090,000
Donohue Forest Products, Inc., Gtd. Notes	Ba3	7.625%	05/15/07	2,000		2,010,000
Georgia-Pacific Corp., Debs.	Ba3	7.375%	12/01/25	1,000		1,045,000
Georgia-Pacific Corp., Debs.(b)	Ba3	7.70%	06/15/15	1,000		1,096,250
Georgia-Pacific Corp., Debs.	Ba3	7.75%	11/15/29	200		218,000
Georgia-Pacific Corp., Debs.	Ba3	8.625%	04/30/25	9,300		9,695,250
Georgia-Pacific Corp., Debs. (cost $3,767,237; purchased 5/13/04)(f)	Ba3	7.50%	05/15/06	3,650		3,723,000

HIGH YIELD BOND PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value
Georgia-Pacific Corp., Notes	Ba3	8.875%	05/15/31	1,780		2,144,900
Georgia-Pacific Corp., Sr. Notes(b)	Ba2	9.375%	02/01/13	6,210		6,939,675
Jefferson Smurfit Corp., Gtd. Notes	B2	7.50%	06/01/13	5,000		4,975,000
Jefferson Smurfit Corp., Sr. Notes(b)	B2	8.25%	10/01/12	3,975		4,084,312
Mercer International, Inc., Sr. Notes	Caa1	9.25%	02/15/13	2,300		2,173,500
Millar Western Forest Products Ltd., Sr. Notes (Canada)	B2	7.75%	11/15/13	2,670		2,643,300
Norampac, Inc., Sr. Notes (Canada)	Ba2	6.75%	06/01/13	3,800		3,866,500
Smurfit-Stone Container Corp., Sr. Notes	B2	8.375%	07/01/12	1,300		1,342,250
Tembec Industries, Inc., Gtd. Notes (Canada)(b)	B2	8.625%	06/30/09	1,525		1,471,625
Tembec Industries, Inc., Sr. Notes (Canada)(b)	B2	7.75%	03/15/12	5,265		4,791,150

						75,451,012

Pipelines & Other — 3.6%
AmeriGas Partners LP, Sr. Notes, Ser. C	B2	8.875%	05/20/11	2,950		3,127,000
ANR Pipeline, Co., Notes	B1	8.875%	03/15/10	50	(i)	54,071
El Paso Corp., Sr. Notes(b)	Caa1	7.00%	05/15/11	8,505		8,164,800
El Paso Production Holdings Corp., Sr. Notes	B3	7.75%	06/01/13	6,015		6,090,187
Enterprise Products Operating L. P., Sr. Notes, Ser. B	Baa3	5.60%	10/15/14	3,600		3,552,948
Ferrellgas Partners LP, Sr. Notes(b)	Ba3	6.75%	05/01/14	1,175		1,145,625
Ferrellgas Partners LP, Sr. Notes	B2	8.75%	06/15/12	1,400		1,456,000
Holly Energy Partners, LP, Sr. Notes144A(b)	Ba3	6.25%	03/01/15	2,000		1,920,000
Inergy LP, Sr. Notes 144A(b)	B1	6.875%	12/15/14	3,000		2,880,000
Pacific Energy Partners LP, Sr. Notes	Ba2	7.125%	06/15/14	1,975		2,044,125
Southern Natural Gas Co., Sr. Notes	B1	8.875%	03/15/10	2,900		3,144,470
Tennessee Gas Pipeline Co., Debs.	B1	7.00%	10/15/28	2,125		2,085,099
Tennessee Gas Pipeline Co., Debs.(b)	B1	7.625%	04/01/37	4,615		4,732,332
Tennessee Gas Pipeline Co., Debs. (cost $3,079,298 purchased 12/3/02-2/25/03)(f)	B1	7.00%	03/15/27	3,530		3,651,001
TransMontaigne, Inc., Sr. Sub. Notes	B3	9.125%	06/01/10	1,385		1,468,100
Williams Cos., Inc., Notes(b)	B1	7.125%	09/01/11	4,475		4,670,781
Williams Cos., Inc., Notes(b)	B1	8.125%	03/15/12	5,045		5,524,275

						55,710,814

Railroads — 0.2%
Kansas City Southern Railway, Sr. Notes	B2	7.50%	06/15/09	2,750		2,805,000

Retailers — 1.8%
Asbury Automotive Group, Inc., Sr. Sub. Notes 144A(b)	B3	8.00%	03/15/14	1,800		1,746,000
AutoNation, Inc., Gtd. Notes	Ba2	9.00%	08/01/08	375		412,500
Dillard’s, Inc., Notes	B2	7.85%	10/01/12	1,550		1,670,125
JC Penney Co., Inc., Deb. Notes(b)	Ba2	8.00%	03/01/10	2,350		2,350,000
JC Penney Co., Inc., Debs.(b)	Ba2	7.125%	11/15/23	3,625		3,588,750
JC Penney Co., Inc., Debs.	Ba2	7.65%	08/15/16	675		641,250
JC Penney Co., Inc., Notes	Ba2	6.875%	10/15/15	225		204,750
JC Penney Co., Inc., Notes	Ba2	9.00%	08/01/12	525		546,000
Jean Coutu Group (PJC), Inc., Sr. Notes(b)	B2	7.625%	08/01/12	200		204,000
Jean Coutu Group (PJC), Inc., Sr. Sub. Notes(b)	B3	8.50%	08/01/14	4,185		4,064,681
Pantry, Inc., Sr. Sub Notes	B3	7.75%	02/15/14	3,025		3,130,875
Rite Aid Corp., Sr. Sec’d. Notes(b)	B2	8.125%	05/01/10	2,720		2,760,800
Saks, Inc., Gtd. Notes(b)	Ba3	7.00%	12/01/13	1,500		1,357,500
Saks, Inc., Gtd. Notes	Ba3	7.375%	02/15/19	2,555		2,286,725
Sonic Automotive Inc, Sr. Sub. Notes	B2	8.625%	08/15/13	1,810		1,800,950
Toys “R” Us, Inc., Notes(b)	Ba2	7.625%	08/01/11	900		846,000
Toys “R” Us, Inc., Notes(b)	Ba2	7.875%	04/15/13	715		638,138

						28,249,044

Structured Notes — 0.8%
TRAINS HY-2004-1, (cost $6,245,685; purchased 10/1/04-10/20/04) 144A(f)(h)	B1	8.2105%	08/01/15	11,286		11,722,945

HIGH YIELD BOND PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value
Technology — 3.1%
Amkor Technology, Inc., Sr. Notes(b)	B3	7.125%	03/15/11	800	674,000
Ampex Corp., Sec’d. Notes (cost $1,771,972; purchased 8/16/02-8/15/04)(f)	NR	12.00%	08/15/08	1,772	442,993
Flextronics International, Ltd., Sr. Sub. Notes (Singapore)	Ba2	6.25%	11/15/14	3,800	3,610,000
Flextronics International, Ltd., Sr. Sub. Notes (Singapore)(b)	Ba2	6.50%	05/15/13	6,200	6,153,500
Freescale Semiconductor, Inc., Sr. Notes(b)	Ba2	7.125%	07/15/14	1,665	1,739,925
Iron Mountain, Inc., Gtd. Notes	Caa1	8.625%	04/01/13	3,875	3,913,750
Nortel Networks Corp., (Canada)(b)	B3	4.25%	09/01/08	2,175	2,011,875
Nortel Networks, Ltd., Notes (Canada)(b)	B3	6.125%	02/15/06	2,220	2,225,550
Sanmina-SCI Corp., Sr. Notes(b)	Ba2	10.375%	01/15/10	4,110	4,603,200
Sanmina-SCI Corp., Sr. Sub. Notes144A(b)	B1	6.75%	03/01/13	6,250	5,859,375
Seagate Technology International, Sr. Notes (Cayman Islands)	Ba2	8.00%	05/15/09	8,700	9,243,750
STATS ChipPAC Ltd., Sr. Notes (Singapore) 144A(b)	Ba2	6.75%	11/15/11	2,210	2,088,450
UGS Corp., Sr. Sub. Notes144A(b)(f)	B3	10.00%	06/01/12	1,500	1,657,500
Unisys Corp., Sr. Notes	Ba1	8.125%	06/01/06	795	814,875
Xerox Corp., Sr. Notes	Ba2	6.875%	08/15/11	1,350	1,375,313
Xerox Corp., Sr. Notes	Ba2	7.625%	06/15/13	1,725	1,802,625
Xerox Corp., Sr. Notes	Ba2	9.75%	01/15/09	590	665,225

					48,881,906

Telecommunications — 7.2%
Alamosa Delaware, Inc., Gtd. Notes	Caa1	11.00%	07/31/10	2,650	3,014,375
Alamosa Delaware, Inc., Sr. Notes(b)	Caa1	8.50%	01/31/12	3,650	3,782,312
American Tower Corp., Sr. Notes(b)	B3	9.375%	02/01/09	1,106	1,161,300
AT&T Corp., Sr. Notes	Ba1	9.05%	11/15/11	5,550	6,306,187
AT&T Corp., Sr. Notes	Ba1	9.75%	11/15/31	1,500	1,830,000
Bestel SA de CV, Sr. Disc. Notes (Mexico)(cost $891,606; purchased 5/13/98-7/9/98)(c)(f)	NR	12.75%	05/15/05	900	153,000
Centennial Communications Corp., Sr. Notes	Caa1	8.125%	02/01/14	4,350	4,458,750
Cincinnati Bell, Inc.(b)	B3	8.375%	01/15/14	2,860	2,817,100
Citizens Communications Co., Notes	Ba3	9.25%	05/15/11	2,855	3,126,225
Citizens Communications Co., Sr. Notes	Ba3	6.25%	01/15/13	4,400	4,136,000
Crown Castle International Corp., Sr. Notes	B3	7.50%	12/01/13	4,250	4,664,375
Crown Castle International Corp., Sr. Notes	B3	9.375%	08/01/11	1,325	1,440,937
Crown Castle International Corp., Sr. Notes	B3	10.75%	08/01/11	5,390	5,753,825
Crown Castle International Corp., Sr. Notes, Ser. B	B3	7.50%	12/01/13	1,000	1,097,500
Dobson Cellular Systems, Inc., Sec’d. Notes 144A(b)(h)	B2	7.4925%	11/01/11	1,650	1,691,250
Dobson Cellular Systems, Inc., Sec’d. Notes 144A(b)	B2	8.375%	11/01/11	1,175	1,198,500
Eircom Funding, Sr. Sub. Notes (Ireland)(b)	B1	8.25%	08/15/13	2,815	3,061,313
MCI, Inc., Sr. Notes	B2	6.908%	05/01/07	3,516	3,577,530
MCI, Inc., Sr. Notes	B2	7.688%	05/01/09	4,041	4,202,640
MCI, Inc., Sr. Notes(b)	B2	8.735%	05/01/14	4,113	4,524,300
Nextel Communications, Inc., Sr. Notes(b)	Ba3	5.95%	03/15/14	1,200	1,194,000
Nextel Partners, Inc., Sr. Notes(b)	B3	8.125%	07/01/11	5,875	6,242,188
Qwest Services Corp., Sr. Notes, 144A(b)	Ba3	7.875%	09/01/11	700	721,000
Qwest Services Corp., Sr. Sec’d. Notes, 144A	Caa1	14.00%	12/15/10	20,135	23,306,262
Rogers Wireless Communications, Inc., Sec’d. Notes (Canada)	Ba3	6.375%	03/01/14	4,000	3,880,000
Rogers Wireless Communications, Inc., Sec’d. Notes (Canada)	Ba3	9.625%	05/01/11	1,300	1,475,500
Rogers Wireless Communications, Inc., Sr. Sub. Notes(b)	B2	8.00%	12/15/12	425	436,688
SBA Communications Corp., Sr. Notes144A	Caa1	8.50%	12/01/12	2,900	3,001,500
Triton PCS, Inc., Gtd. Notes	Caa1	8.50%	06/01/13	1,570	1,444,400
U.S. Unwired, Inc., Sec’d. Notes(b)(h)	B2	7.26%	06/15/10	1,275	1,316,438
U.S. West Communications, Inc., Debs	Ba3	7.50%	06/15/23	2,000	1,850,000
Ubiquitel Operating Co., Sr. Notes(b)	Caa1	9.875%	03/01/11	1,025	1,130,063
Ubiquitel Operating Co., Sr. Notes 144A	Caa1	9.875%	03/01/11	3,275	3,610,687

					111,606,145

HIGH YIELD BOND PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tobacco — 0.1%
DIMON, Inc., Gtd. Notes, Ser. B	B1	9.625%	10/15/11	850	959,438
North Atlantic Holding Inc., Sr. Dis. Notes, Zero Coupon (until 3/1/09)	Caa3	12.25%	03/01/14	2,275	432,250

					1,391,688

TOTAL CORPORATE BONDS (cost $1,386,153,697)					1,408,282,404

CONVERTIBLE BOND — 0.1%
Tyco International Group SA (Luxembourg)144A (cost $ 660,000)	Baa3	3.125%	01/15/23	660	1,044,450

FOREIGN GOVERNMENT OBLIGATIONS — 1.6%
Federal Republic of Argentina, (Argentina)(h)	Caa1	2.332%	04/30/13	5,245	3,855,075
Federal Republic of Argentina, (Argentina)(b)(h)	Caa1	3.01%	08/03/12	3,580	3,010,780
Federal Republic of Brazil, (Brazil)(b)	B1	8.25%	01/20/34	1,560	1,385,280
Federal Republic of Brazil, (Brazil)	B1	8.75%	02/04/25	2,500	2,337,500
Federal Republic of Brazil, (Brazil)	B1	10.00%	08/07/11	1,920	2,073,600
Federal Republic of Colombia, (Colombia)(b)	Ba2	10.00%	01/23/12	3,352	3,620,160
Federal Republic of Peru, (Peru)	Ba3	8.375%	05/03/16	3,330	3,463,200
Federal Republic of Philippines, (Phillippines)(b)	B1	9.375%	01/18/17	5,015	5,290,825

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (cost $25,347,643)					25,036,420

				Shares
COMMON STOCKS — 0.6%
Adelphia Business Solutions, Inc., (cost $127,579; purchased 06/29/01)(Class “B” Stock)(a)(e)(f)				25,755	424,957
Birch Telecom, Inc., (cost $2,500,000; purchased 06/18/98)(a)(f)				15,652	157
Classic Communications, Inc., (cost $0; purchased 07/21/98)(a)(f)				6,000	60
GenTek, Inc.(a)				6,444	106,294
IMPSAT Fiber Networks, Inc., (Argentina)(a)				29,831	190,918
Kaiser Group Holdings, Inc.(a)				47,054	1,376,329
Netia SA, (Poland)(a)				302,168	398,921
NTL, Inc.(a)				12,930	823,253
PSF Group Holdings, Inc., (cost $374,377; purchased 9/17/96)(a)(f)				220	429,487
RCN Corp.(a)				156	3
Systems Holding, Inc., (cost $0; purchased 2/15/02)(a)(e)(f)				29,402	294
Telewest Global, Inc., (United Kingdom)(a)				189,591	3,372,824
Trism, Inc., (cost $0; purchased 03/01/00)(a)(f)				82,628	620
UnitedGlobalCom, Inc., (Class “A” Stock)(a)(b)				212,736	2,012,483
York Research Corp.(a)(e)				4,155	0

TOTAL COMMON STOCKS (cost $15,170,896)					9,136,600

PREFERRED STOCKS — 1.0%
Adelphia Communications Corp., PIK, 13.00% (cost $481,250; purchased 7/2/97-8/8/01)(f)				5,000	15,000
AmeriKing, Inc., PIK, 13.00% (cost $745,569; purchased 9/29/97-8/22/02)(c)(f)				36,672	37
Dobson Communications Corp., PIK, 13.00% (cost $2,869,322; purchased 4/29/99-4/13/04)(f)				3,143	2,200,100
Eagle-Picher Holdings, Inc., 11.75% (cost $969,758; purchased 2/19/98-2/26/98)(f)				170	650,250

HIGH YIELD BOND PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

		Shares	Value
Electronic Retailing Systems International, (cost $0; purchased 06/20/00)(e)(f)		1,046	11
Kaiser Group Holdings, Inc., 7.00%		19,034	1,058,766
McLeodUSA, Inc., 2.50%		18,063	18,063
New Millenium Homes, 10.00% (cost $0; purchased 9/25/00)(f)		3,000	30
Paxon Communications, Inc., PIK, 14.25%		1,186	8,094,450
PRIMEDIA, Inc., 10.00%		20,918	2,128,407
PTV, Inc., Ser. A, 10.00%		13	49
World Access, Inc., 13.25%, (cost $2,000,000; purchased 02/11/00-9/20/00)(f)		1,435	1
Xerox Corp., 6.25%		16,920	2,216,520

TOTAL PREFERRED STOCKS (cost $26,777,429)			16,381,684

	Expiration Date	Units
WARRANTS(a) — 0.1%
Allegiance Telecommunications, Inc., (cost $0; purchased 1/29/98-2/25/98)(f)	02/03/08	3,800	1
Bell Technology Group, Ltd., (cost $0; purchased 04/24/98)(f)	05/01/05	1,250	0
Bestel SA de CV, (Mexico)(cost $0; purchased 5/13/98-7/9/98)(f)	05/15/05	2,500	0
GenTek, Inc., (cost $455, purchased 11/10/03)(f)	10/31/10	3,670	20,185
GenTek, Inc., (cost $931, purchased 11/10/03)(f)	10/31/08	7,516	46,975
GT Group Telecommunication, Inc., (Canada) 144A (cost $0, purchased 1/27/00)(f)144A	02/01/10	3,050	3
HF Holdings, Inc., (cost $1,958,758; purchased 9/27/99-9/29/99)(f)	09/27/09	18,093	18
ICG Communications, Inc., (cost $0; purchased 8/4/95-8/8/95)(f)	10/15/05	20,790	2
McLeodUSA, Inc.	04/16/07	40,027	721
Price Communications Corp., (cost $0; purchased 07/31/97)(f)	08/01/07	6,880	329,057
Star Choice Communications, Inc., (cost $0; purchased 1/28/97)(f)	12/15/05	69,480	530,827
Sterling Chemical Holdings, Inc., (cost $0; purchased 08/16/96)(f)	08/15/08	560	0
Tellus Corp.	09/15/05	42,866	898,900
TVN Entertainment, (cost $1,215,008; purchased 10/30/01-3/15/04)(e)(f)	08/12/11	9,347	5,421
Verado Holdings, Inc., Ser. B 144A	04/15/08	1,175	780
Versatel Telecommunications, (cost $0; purchased 05/21/98)(f)	05/15/08	2,000	0
Viasystems Group, Inc., (cost $1,039,826; purchased 01/31/03)(f)	01/10/31	45,109	5
XM Satellite Radio, Inc., 144A(cost $0, purchased 3/10/00-7/11/00)(f)	03/15/10	5,005	50
TOTAL WARRANTS (cost $4,214,977)			1,832,945

TOTAL LONG-TERM INVESTMENTS (cost $1,458,324,642)			1,461,714,503

SHORT-TERM INVESTMENTS — 26.3%

		Shares
MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series(d) (cost $407,883,688)		407,883,688	407,883,688

TOTAL INVESTMENTS — 120.4% (cost $1,866,208,330)(k)			1,869,598,191
LIABILITIES IN EXCESS OF OTHER ASSETS — (20.4)%			(316,440,412)

TOTAL NET ASSETS — 100.0%			$1,553,157,779

The following abbreviations are used in portfolio descriptions:

LLC	Limited Liability Company
LP	Limited Partnership
M.T.N.	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind
144A	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers unless otherwise noted 144A securities are deemed to be liquid.

(a)	Non-income producing security.

(b)	‘All or a portion of security is on loan. The aggregate market value of such securities is $312,528,963; cash collateral of $328,031,811 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.’

(c)	Represents issuer in default on interest payments, non-income producing security.

(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities of loan.
(e)	Indicates a fair valued security.

(f)	Indicates a security that has been deemed illiquid; the aggregate cost of the illiquid securities is $93,379,798. The aggregate value, $82,203,174 is approximately 5.3% of net assets.

(g)	Standard & Poor’s rating.

(h)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2005.

(i)	Amount is actual; not rounded to thousands.

(j)	Interest rate reflected represents the rate that would be in effect from the date the bond steps up from zero to an interest paying bond.

(k)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$1,868,378,946	$60,024,140	$58,804,895	$1,219,245

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

JENNISON PORTFOLIO

March 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS
Air Freight & Logistics — 1.6%
United Parcel Service, Inc. (Class “B” Stock)	441,300	$32,100,162

Beverages — 1.1%
PepsiCo, Inc.	429,000	22,749,870

Biotechnology — 5.4%
Amgen, Inc.(a)	667,300	38,843,533
Genentech, Inc.(a)(b)	905,400	51,254,694
Gilead Sciences, Inc.(a)	535,500	19,170,900

		109,269,127

Capital Markets — 4.4%
Charles Schwab Corp. (The)(b)	2,552,000	26,821,520
Goldman Sachs Group, Inc. (The)(b)	283,700	31,204,163
Merrill Lynch & Co., Inc.	536,900	30,388,540

		88,414,223

Communications Equipment — 4.6%
Cisco Systems, Inc.(a)	1,713,800	30,659,882
QUALCOMM, Inc.	1,313,100	48,125,115
Research In Motion Ltd. (Canada)(a)	187,400	14,321,108

		93,106,105
Computers & Peripherals — 5.4%
Apple Computer, Inc.(a)	946,800	39,453,156
Dell, Inc.(a)	1,091,000	41,916,220
International Business Machines Corp.	288,200	26,335,716

		107,705,092

Consumer Finance — 3.0%
American Express Co.	1,171,800	60,195,366

Diversified Financial Services — 1.9%
J.P. Morgan Chase & Co.	1,094,200	37,859,320

Electronic Equipment & Instruments — 1.1%
Agilent Technologies, Inc.(a)	999,400	22,186,680

Energy Equipment & Services — 3.0%
Schlumberger Ltd.	848,100	59,774,088

Food Products — 1.0%
Cadbury Schweppes PLC (United Kingdom)	2,073,400	20,786,073

Food & Staples Retailing — 3.2%
Costco Wholesale Corp.	504,800	22,302,064
Whole Foods Market, Inc.(b)	400,800	40,933,704

		63,235,768

Health Care Equipment & Supplies — 2.1%
Alcon, Inc. (Switzerland)(b)	283,400	25,304,786
St. Jude Medical, Inc.(a)	455,300	16,390,800

		41,695,586

Health Care Providers & Services — 5.9%
Caremark Rx, Inc.(a)	610,000	24,265,800
CIGNA Corp.(b)	183,800	16,413,340
UnitedHealth Group, Inc.(b)	450,400	42,959,152
WellPoint, Inc.(a)	281,700	35,311,095

		118,949,387

Hotels Restaurants & Leisure — 1.8%
Starbucks Corp.(a)(b)	684,000	35,335,440

Household Durables — 0.8%
Harman International Industries, Inc.(b)	181,500	16,055,490

Household Products — 1.5%
Procter & Gamble Co. (The)(b)	581,800	30,835,400

Industrial Conglomerates — 3.9%
General Electric Co.	2,141,900	77,236,914

Internet & Catalog Retail — 2.1%
eBay, Inc.(a)	1,108,200	41,291,532

Internet Software & Services — 6.2%
Google, Inc. (Class “A” Stock)(a)(b)	344,900	62,257,899
Yahoo!, Inc.(a)(b)	1,831,700	62,094,630

		124,352,529

Multiline Retail — 3.6%
Federated Department Stores, Inc.	284,700	18,118,308
Target Corp.	1,078,300	53,936,566

		72,054,874

Oil & Gas — 2.6%
Suncor Energy, Inc. (Canada)	646,200	25,983,702
Total SA (France)	111,640	26,121,780

		52,105,482

JENNISON PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Personal Products — 2.3%
Estee Lauder Companies, Inc. (The)
(Class “A” Stock)	544,700	24,500,606
Gillette Co. (The)	413,700	20,883,576

		45,384,182

Pharmaceuticals — 6.4%
Allergan, Inc.(b)	279,000	19,382,130
Eli Lilly & Co.	577,600	30,092,960
Novartis AG, ADR (Switzerland)	836,600	39,136,148
Roche Holdings Group, ADR (Switzerland)	750,000	40,334,775

		128,946,013

Semiconductors & Semiconductor Equipment — 6.3%
Applied Materials, Inc.(a)	1,451,500	23,586,875
Intel Corp.	1,715,800	39,858,034
Marvell Technology Group Ltd. (Bermuda)(a)	851,000	32,627,340
Maxim Integrated Products, Inc.	720,600	29,450,922

		125,523,171

Software — 8.1%
Adobe Systems, Inc.	354,200	23,791,614
Electronic Arts, Inc.(a)	753,700	39,026,586
Mercury Interactive Corp.(a)(b)	506,500	23,997,970
Microsoft Corp.	1,432,600	34,625,942
NAVTEQ(a)	312,700	13,555,545
SAP AG, ADR (Germany)(b)	667,000	26,733,360

		161,731,017

Specialty Retail — 5.1%
Bed Bath & Beyond, Inc.(a)	432,200	15,792,588
Chico’s FAS, Inc.(a)(b)	1,646,600	46,532,916
Lowe’s Companies, Inc. (The)(b)	448,700	25,616,283
Williams-Sonoma, Inc.(a)(b)	401,200	14,744,100

		102,685,887

Textiles, Apparel & Luxury Goods — 1.2%
Coach, Inc.(a)	422,400	23,920,512

Wireless Telecommunication Services — 1.5%
Nextel Communications, Inc. (Class “A” Stock)(a)	1,066,700	30,315,614

TOTAL LONG-TERM INVESTMENTS
(cost $1,708,258,887)		1,945,800,904

SHORT-TERM INVESTMENTS — 19.9%
Mutual Fund — 19.9%
Dryden Core Investment Fund—Taxable
Money Market Series (cost $397,936,581)(c)	397,936,581	397,936,581

Repurchase Agreement — 0.0%
	Principal Amount (000)
State Street Bank & Trust Co. 2.25%, 4/1/05(d) (cost $27,981)	28	27,981

TOTAL SHORT-TERM INVESTMENTS (cost $397,964,562)		397,964,562

TOTAL INVESTMENTS — 117.0% (cost $2,106,223,449)		2,343,765,466
LIABILITIES IN EXCESS OF OTHER ASSETS — (17.0)%		(341,370,674)

NET ASSETS — 100%		$2,002,394,792

The following abbreviations are used in portfolio descriptions:

ADR	American Depository Receipt

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $359,044,158; cash collateral of $375,404,827 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $27,983 due 4/01/05. The value of the collateral including accrued interest was $29,274. Collateralized by United States Treasury or federal agency obligations.

(e)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 2,114,481,814	$268,496,644	$39,212,992	$229,283,652

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

JENNISON 20/20 FOCUS PORTFOLIO

March 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.3%
COMMON STOCKS
Aerospace & Defense — 2.1%
Northrop Grumman Corp.	70,800	$3,821,784

Biotechnology — 2.6%
Genentech, Inc.(a)	84,000	4,755,240

Capital Markets — 4.4%
Lehman Brothers Holdings, Inc.	38,100	3,587,496
Merrill Lynch & Co., Inc.	76,100	4,307,260

		7,894,756

Chemicals — 2.5%
E. I. du Pont de Nemours & Co.	88,300	4,524,492

Commercial Services & Supplies — 2.5%
Waste Management, Inc.	156,700	4,520,795

Computers & Peripherals — 2.2%
Apple Computer, Inc.(a)	95,300	3,971,151

Consumer Finance — 2.4%
American Express Co.	86,300	4,433,231

Diversified Financial Services — 2.1%
J.P. Morgan Chase & Co.	112,200	3,882,120

Diversified Telecommunication Services — 1.6%
SBC Communications, Inc.	122,500	2,902,025

Electric Utilities — 3.2%
TXU Corp.	72,900	5,805,027

Electronic Equipment & Instruments — 2.2%
Agilent Technologies, Inc.(a)	179,300	3,980,460

Energy Equipment & Services — 5.7%
Halliburton Co.	129,300	5,592,225
Smith International, Inc.	74,500	4,673,385

		10,265,610

Food Products — 2.7%
Cadbury Schweppes, ADR (United Kingdom)	121,700	4,953,190

Food & Staples Retailing — 4.5%
Kroger Co.(a)	236,300	3,787,889
Whole Foods Market, Inc.	42,800	4,371,164

		8,159,053

Health Care Providers & Services — 2.4%
CIGNA Corp.	48,900	4,366,770

Hotels, Restaurants & Leisure — 1.8%
Starbucks Corp.(a)	62,400	3,223,584

Industrial Conglomerates — 7.1%
General Electric Co.	133,600	4,817,616
Phelps Dodge Corp.	43,300	4,404,909
Tyco International Ltd. (Bermuda)	109,200	3,690,960

		12,913,485

Internet & Catalog Retail — 2.1%
eBay, Inc.(a)	102,800	3,830,328

Internet Software & Services — 5.5%
Google, Inc. (Class “A” Stock)(a)	28,900	5,216,739
Yahoo!, Inc.(a)	138,200	4,684,980

		9,901,719

Multi-Utilities & Unregulated Power — 2.2%
Sempra Energy	98,600	3,928,224

Multiline Retail — 4.6%
Federated Department Stores, Inc.	56,800	3,614,752
Target Corp.	94,900	4,746,898

		8,361,650

Office Electronics — 3.1%
Xerox Corp.(a)	367,700	5,570,655

Oil & Gas — 6.7%
Nexen, Inc.	108,300	5,948,919
Suncor Energy, Inc. (Canada)	151,600	6,095,836

		12,044,755

Paper & Forest Products — 2.1%
Georgia-Pacific Corp.	105,200	3,733,548

Personal Products — 2.4%
Estee Lauder Cos., Inc. (Class “A” Stock)	98,300	4,421,534

Pharmaceuticals — 4.6%
Novartis AG, ADR (Switzerland)	176,300	8,247,314

Semiconductors & Semiconductor Equipment — 5.1%
Intel Corp.	205,900	4,783,057
Marvell Technology Group Ltd. (Bermuda)(a)	116,400	4,462,776

		9,245,833

JENNISON 20/20 FOCUS PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Software — 2.6%
Electronic Arts, Inc.(a)	90,100	4,665,378

Tobacco — 2.6%
Altria Group, Inc.	71,700	4,688,463

Wireless Telecommunication Services — 1.7%
Nextel Communications, Inc. (Class “A” Stock)(a)	105,900	3,009,678

TOTAL LONG-TERM INVESTMENTS
(cost $152,829,903)		176,021,852

SHORT-TERM INVESTMENTS — 2.5%
Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series	4,572,296	4,572,296

TOTAL INVESTMENTS — 99.8%
(cost $157,402,199)(b)		180,594,148
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		343,395

NET ASSETS — 100%		$180,937,543

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$157,439,721	$25,402,029	$2,247,602	$23,154,427

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

March 31, 2005 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset Backed Securities — 0.7%
Ford Credit Auto Owner Trust Ser. 2005-A, Class A-1	2.62%	09/15/05	$6,615	$6,614,950

Certificates of Deposit — 17.1%
Bank of New York(a)	2.775%	04/29/05	25,000	24,995,611
Barclays Bank PLC New York(a)	2.775%	04/25/05	20,000	19,999,103
BNP Paribas SA	2.575%	04/13/05	25,000	25,000,000
BNP Paribas SA(a)	2.875%	06/09/05	19,000	18,997,647
Depfa Bank PLC	2.80%	05/02/05	10,000	10,000,000
Societe Generale	2.84%	07/18/05	10,000	9,998,115
Toronto Dominion Bank NY	2.80%	05/02/05	35,000	35,000,000
Toronto Dominion Bank NY	3.03%	12/30/05	10,000	10,000,000

				153,990,476

Commercial Paper — 48.2%
Allianz Finance Corp.	2.70%	05/09/05	15,000	14,957,250
Anz Delaware, Inc.	2.92%	06/03/05	2,100	2,089,269
Bank of Ireland Governor & Co.	2.86%	06/03/05	12,000	11,939,940
BankAmerica Corp.	2.67%	05/04/05	35,000	34,914,337
BankAmerica Corp.	2.81%	05/09/05	10,000	9,970,339
Barclays US Funding Corp.	2.89%	06/03/05	3,700	3,681,287
Bear Stearns Cos., Inc.	2.92%	06/08/05	20,000	19,889,689
Cafco LLC, 144A(c)	2.80%	05/03/05	11,000	10,972,622
Calyon North America, Inc.	3.01%	06/30/05	20,000	19,849,500
Citicorp	2.75%	05/04/05	22,000	21,944,542
Countrywide Home Loans, Inc.	2.93%	04/01/05	21,754	21,754,000
Edison Asset Securitization LLC	2.78%	05/09/05	12,000	11,964,787
Edison Asset Securitization LLC	2.90%	06/09/05	30,000	29,833,250
Edison Asset Securitization LLC	2.895%	08/10/05	8,000	7,915,723
Greenwich Capital Holdings, Inc.	2.76%	04/14/05	44,000	44,000,000
Irish Life and Permanent PLC, 144A(c)	2.89%	06/08/05	20,000	19,890,822
MetLife Funding, Inc.	2.67%	05/02/05	3,000	2,993,103
New Center Asset Trust	2.75%	05/02/05	17,000	16,959,743
Norddeutsche London Bank, 144A(c)	2.67%	04/21/05	15,000	14,977,750
Norddeutsche London Bank, 144A(c)	2.80%	04/28/05	30,000	29,937,000
Preferred Receivables Funding Corp., 144A(c)	2.80%	04/28/05	29,146	29,084,793
Spintab Swedmortgage AB	3.00%	06/29/05	25,000	24,814,583
Spintab Swedmortgage AB	3.00%	08/18/05	10,000	9,884,167
Svenska Handlesbanken, Inc.	2.80%	04/25/05	2,700	2,694,960
Swedbank	2.78%	04/21/05	4,765	4,757,641
Swedbank	2.99%	06/17/05	2,550	2,533,692
Swiss Re Financial Products Corp., 144A(c)	2.94%	08/08/05	10,000	9,894,650

				434,099,439

Other Corporate Obligations — 31.8%
American Express Credit Corp., M.T.N.(a)	2.826%	04/05/05	27,000	27,015,861
Citigroup Global Market, M.T.N.(a)	3.22%	06/13/05	21,900	21,937,359
GE Capital Assurances Co. (cost $11,000,000; purchased 7/21/2004)(a)(b)	2.93%	04/22/05	11,000	11,000,000
General Electric Capital Corp.(a)	2.86%	04/11/05	11,750	11,750,000
General Electric Capital Corp., M.T.N.(a)	2.93%	04/18/05	21,000	21,000,000
Goldman Sachs Group, Inc.. M.T.N.(a)	3.16%	06/15/05	42,000	42,000,000
HSBC Finance Corp., M.T.N.(a)	2.92%	05/18/05	2,000	2,000,823
Irish Life and Permanent PLC, M.T.N., 144A(a)(c)	2.85%	04/21/05	25,000	24,997,782

MONEY MARKET PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Merrill Lynch & Co., Inc., M.T.N.(a)	2.921%	04/11/05	34,000	34,012,573
Metropolitan Life Insurance (cost $10,000,000; purchased 9/30/2004)(a)(b)	2.77%	04/01/05	10,000	10,000,000
Metropolitan Life Insurance (cost $9,000,000; purchased 2/9/2005)(a)(b)	2.823%	05/02/05	9,000	9,000,000
Morgan Stanley, Inc., M.T.N.(a)	2.71%	04/04/05	31,000	31,000,000
National City Bank of Indiana, M.T.N.(a)	2.765%	04/11/05	10,000	10,000,773
Pacific Life Insurance (cost $7,000,000; purchased 3/11/2005)(a)(b)	3.14%	06/16/05	7,000	7,000,000
Royal Bank of Canada, M.T.N.(a)	2.78%	04/11/05	5,000	5,000,000
Travellers Insurance Co. (cost $6,000,000; purchased 7/7/04)(a)(b)	2.83%	04/08/05	6,000	6,000,000
Westpac Banking Corp., M.T.N.(a)	2.96%	06/13/05	13,000	12,999,850

				286,715,021

U.S. Government Obligations — 3.3% Federal National Mortgage Association(a)	2.695%	04/15/05	30,000	29,999,977

TOTAL INVESTMENTS — 101.1% (amortized cost $911,419,863)(d)				911,419,863

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%				(10,350,541)

TOTAL NET ASSETS — 100.0%				$901,069,322

M.T.N. - Medium Term Note

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2005.

(b)	Indicates a restricted security and deemed illiquid. The aggregate cost and value of restricted securities is $43,000,000, and represents 4.8% of net assets.

(c)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be subject to that rule except to qualified institutional buyers unless otherwise noted 144A securities are deemed to be liquid.

(d)	Federal income tax basis is the same as for financial reporting purposes.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

NATURAL RESOURCES PORTFOLIO

March 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS — 97.1%
Chemicals — 0.2%
Hokko Chemical Industry Co., Ltd. (Japan)	450,900	$1,782,912

Construction Materials — 0.6%
Anhui Conch Cement Co., Ltd. (Class “H” Stock) (China)	4,200,000	3,984,896

Energy Equipment & Services — 35.3%
B.J. Services Co.(b)	663,700	34,432,756
CARBO Ceramics, Inc.(b)	90,500	6,348,575
Cooper Cameron Corp.(a)	72,700	4,159,167
ENSCO International, Inc.	294,900	11,105,934
FMC Technologies, Inc.(a)	195,261	6,478,760
GlobalSantaFe Corp. (Cayman Islands)	63,600	2,355,744
Grant Prideco, Inc.(a)	213,400	5,155,744
Grey Wolf, Inc.(a)	326,000	2,145,080
Hydril Co.(a)	96,200	5,619,042
Nabors Industries, Ltd. (Barbados)(a)	180,300	10,662,942
National-Oilwell, Inc.(a)(b)	514,200	24,013,140
Oil States International, Inc.(a)	478,700	9,837,285
OPTI Canada, Inc. (Canada)(a)	1,543,574	33,431,131
OPTI Canada, Inc., 144A (Canada)(a)(f)	88,900	1,925,419
Pioneer Drilling Co.(a)	205,600	2,831,112
Rowan Cos., Inc.(b)	166,500	4,983,345
Smith International, Inc.(b)	554,300	34,771,239
Technip SA, ADR(France)(b)	205,200	8,554,788
Todco (Class “A” Stock)(a)	206,400	5,333,376
Transocean, Inc.(a)	279,600	14,388,216
W-H Energy Services, Inc.(a)	168,800	4,039,384
Weatherford International, Ltd.(a)	312,800	18,123,632

		250,695,811

Food Products — 0.6%
Cresud SA, ADR (Argentina)(b)	287,800	3,951,494

Household Durables — 0.4%
Blout International, Inc.(a)	171,000	2,903,580

Machinery — 0.2%
Railpower Technologies Corp. (Canada)(a)	122,300	612,663
Railpower Technologies Corp., 144A (Canada)(a)(f)	232,200	1,163,207

		1,775,870

Metals & Mining — 24.5%
Aflease Gold and Uranium Resources, Ltd., ADR(South Africa)(a)(b)	152,300	894,762
Alumina, Ltd. (Australia)	1,989,400	9,049,474
Aluminum Corp. of China, Ltd., ADR (China)(b)	70,300	4,113,956
Anglo American Platinum, Ltd., ADR (South Africa)(b)	86,669	3,258,572
AngloGold, Ltd., ADR (Canada)(b)	155,476	5,356,148
Aquarius Platinum, Ltd. (Australia)	517,725	2,638,937
AXMIN, Inc. (Canada)(a)	1,289,500	532,983
Canico Resource Corp. (Canada)(a)	248,389	3,108,712
Coeur d’Alene Mines Corp.(a)(b)	243,825	894,838
Companhia Vale do Rio Doce, ADR (Brazil)(b)	616,700	19,493,887
Crystallex International Corp. (Canada)(a)(b)	2,111,000	7,409,610
DRDGOLD, Ltd., ADR (South Africa)(a)(b)	830,600	755,846
European Goldfields, Ltd.(a)	38,400	73,010
First Quantum Minerals, Ltd.(a)	221,700	4,125,376
FNX Mining Co., Inc. (Canada)(a)	174,300	1,123,865
FNX Mining Co., Inc., 144A (Canada)(a)(f)	56,300	363,016
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)(b)	314,400	12,453,384
Gabriel Resources, Ltd.(a)	749,800	1,115,682
Gold Fields, Ltd., ADR (South Africa)(b)	426,000	4,894,740
Gold Reserve, Inc. (Canada)(a)(b)	121,200	480,913
Harmony Gold Mining Co., Ltd. (South Africa)	156,400	1,244,370
Harmony Gold Mining Co., Ltd., ADR (South Africa)(b)	491,900	3,836,820
Impala Platinum Holdings, Ltd., ADR (South Africa)(b)	248,500	5,240,517
Ivanhoe Mines, Ltd.(a)	576,300	4,335,232
Kinross Gold Corp.(a)	625,965	3,808,467
Lihir Gold, Ltd. (Australia)(a)	6,378,500	5,270,942
Meridian Gold, Inc.(a)	274,000	4,620,650
Miramar Mining Corp.(a)	234,000	250,380
Miramar Mining Corp. (Canada)(a)	336,000	363,859
Nevsun Resources, Ltd. (Canada)(a)	453,300	1,109,174
Newcrest Mining, Ltd. (Australia)	498,200	6,698,667
Newmont Mining Corp.	234,300	9,899,175
Orezone Resources, Inc. (Canada)(a)(b)	988,500	1,340,117
Oxus Gold PLC (United Kingdom)(a)	432,500	482,217
Pan American Silver Corp. (Canada)(a)	97,572	1,542,181
Peru Copper, Inc. (Canada)(a)	656,200	813,673
Phelps Dodge Corp.	218,900	22,268,697
Placer Dome, Inc. (Canada)	430,400	6,981,088
Platinum Group Metals, Ltd. (Canada)(a)	1,186,700	1,128,135
Southern Peru Copper Corp.(b)	94,200	5,224,332
Southern Platinum Corp. (Canada)(a)(b)	858,600	1,802,797

NATURAL RESOURCES PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
SouthernEra Diamonds, Inc. (Class “A” Stock) (Canada)(a)	858,600	440,053
Stornoway Diamond Corp. (Canada)(a)	357,800	535,354
Western Silver Corp. (Canada)(a)	343,600	3,137,068

		174,511,676

Oil & Gas — 34.8%
Bill Barrett Corp.(a)	700	20,237
BPI Industries, Inc. (Canada)(cost $1,368,745; purchased 12/31/04)(a)(d)(e)	1,200,000	2,054,394
Carrizo Oil & Gas, Inc.(a)	132,100	2,244,379
Cheniere Energy, Inc.(a)	91,000	5,870,410
Denbury Resources, Inc.(a)	342,700	12,073,321
Duvernay Oil Corp. (Canada)(a)	130,400	2,969,761
Encore Aquisition Co.(a)	272,100	11,237,730
Endeavour International Corp.(a)(b)	636,800	2,222,432
Eni SpA, ADR (Italy)	71,100	9,254,376
EOG Resources, Inc.	50,600	2,466,244
Galaxy Energy Corp.(a)(b)	631,700	1,048,622
Gasco Energy, Inc.(a)(b)	632,600	1,916,778
Genoil, Inc. (Canada)(a)	493,267	163,104
Houston Exploration Co.(a)	47,000	2,676,650
KCS Energy, Inc.(a)	296,972	4,561,490
McMoRan Exploration Co.(a)(b)	227,500	4,572,750
Nelson Resources, Ltd. (Canada)(a)	841,500	1,286,910
OMI Corp. (Marshall Island)(b)	407,600	7,805,540
Petroleo Brasileiro SA, ADR (Brazil)	210,600	9,304,308
Quicksilver Resources, Inc.(a)(b)	277,000	13,498,210
Range Resources Corp.	304,200	7,106,112
Sasol Ltd ADR(South Africa)(b)	592,900	14,140,665
Sibneft, ADR (Russia)(a)(b)	98,200	1,537,812
Southwestern Energy Co.(a)	282,800	16,051,728
St. Mary Land & Exploration Co.(b)	140,200	7,017,010
Suncor Energy, Inc. (Canada)	894,400	35,963,824
Surgutneftegaz, ADR (Russia)(b)	76,100	2,709,160
Teekay Shipping Corp. (Marshall Island)(b)	294,800	13,251,260
Trident Resources Corp. (Canada)(cost $4,402,178; purchased 12/04/03)(a)(d)(e)	412,657	17,056,171
UTS Energy Corp. (Canada)(a)(b)	2,107,000	4,127,957
Warren Resources, Inc.(a)	685,000	7,350,050
Western Gas Resources, Inc.	383,000	13,194,350
Western Oil Sands, Inc. (Canada)(a)	233,200	10,795,404

		247,549,149

Real Estate — 0.5%
IRSA Inversiones y Representaciones SA, GDR (Argentina)(a)(b)	264,300	3,316,965

TOTAL COMMON STOCKS (cost $407,051,527)		690,472,353

	Principal Amount (000)	Value
LINKED NOTE — 1.0%
USD Palladium Linked Bank Note 7/31/07 (cost $7,000,001; purchased 6/30/03)(a)(d)(e)	$7,000	7,163,224

	Shares	Value
PREFERRED STOCK — 0.7%
Oil & Gas
Surgutneftegaz, ADR (Russia) (cost $2,445,104)	79,300	4,639,050

	Units
WARRANTS(a) — 0.1%
Metals & Mining — 0.1%
Pan American Silver Corp., expiring 2/20/08	49,786	350,029
Peru Copper, Inc. (Canada), expiring 3/18/06	328,100	78,655

		428,684

Oil & Gas
BPI Industries, Inc. (Canada), expiring 12/31/06 (cost $131,255; purchased 12/31/04)(d)(e)	600,000	297,364

TOTAL WARRANTS (cost $296,506)		726,048

TOTAL LONG-TERM INVESTMENTS (cost $416,793,138)		703,000,675

SHORT-TERM INVESTMENTS — 24.5%

	Shares
Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $173,880,076)(c)	173,880,076	173,880,076

TOTAL INVESTMENTS — 123.4% (cost $590,673,214(g))		876,880,751
LIABILITIES IN EXCESS OF OTHER ASSETS — (23.4)%		(166,059,191)

NET ASSETS — 100%		$710,821,560

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $160,394,925; cash collateral of $165,957,728 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral for securities on loan.

(d)	Indicates a fair valued security.

(e)	Indicates a restricted security and deemed illiquid. The aggregate cost of such securities is $12,902,178. The aggregate value of $26,571,153 at March 31, 2005 is approximately 3.74% of the net assets.

(f)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers, unless otherwise noted 144A securities are deemed to be liquid.

(g)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$607,127,943	$280,125,054	$10,372,246	$269,752,808

The differences between book and tax basis are primarily attributable to deferred losses on wash sales and mark to market on passive foreign investment companies.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SMALL CAPITALIZATION STOCK PORTFOLIO

March 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
COMMON STOCKS
Advertising — 0.2%
ADVO, Inc.	43,104	$1,614,245

Aerospace — 1.5%
AAR Corp.(a)	44,553	605,921
Curtiss-Wright Corp.	29,671	1,691,247
DRS Technologies, Inc.(a)	37,814	1,607,095
GenCorp, Inc.(b)	70,761	1,415,220
Kaman Corp. (Class “A” Stock)	31,428	391,279
Moog, Inc. (Class “A” Stock)(a)	33,767	1,526,268
Trimble Navigation, Ltd.(a)(b)	71,653	2,422,588
Triumph Group, Inc.(a)	21,983	856,018

		10,515,636

Agricultural Products & Services — 0.2%
Delta & Pine Land Co.	53,351	1,440,477

Airlines — 0.3%
Frontier Airlines, Inc.(a)	49,184	515,448
Mesa Air Group, Inc.(a)(b)	41,972	293,804
SkyWest, Inc.	79,655	1,480,787

		2,290,039

Apparel — 1.1%
Fossil, Inc.(a)	77,599	2,011,754
Genesco, Inc.(a)	30,857	876,956
Phillips-Van Heusen Corp.	41,102	1,094,957
Russell Corp.	45,073	814,920
The Finish Line, Inc. (Class “A” Stock)	63,500	1,470,025
Wolverine World Wide, Inc.	79,267	1,698,692

		7,967,304

Appliances & Home Furnishings — 0.0%
Applica, Inc.(a)	30,860	156,152
Fedders Corp.	37,180	103,360

		259,512

Autos - Cars & Trucks — 0.7%
Midas, Inc.(a)	20,457	467,033
Myers Industries, Inc.	45,194	637,687
Sonic Automative, Inc.	49,400	1,121,874
Standard Motor Products, Inc.	20,692	242,097
Superior Industries International, Inc.(b)	33,873	894,586
TBC Corp.(a)	30,807	858,283
Wabash National Corp.	42,673	1,041,221

		5,262,781

Banks & Savings & Loans — 6.3%
Anchor BanCorp Wisconsin, Inc.	28,857	811,170
BankAtlantic Bancorp, Inc. (Class “A” Stock)	72,829	1,267,225
BankUnited Financial Corp. (Class “A” Stock)	38,838	1,043,189
Boston Private Financial Holdings, Inc.	38,114	905,208
Brookline Bancorp, Inc.	85,133	1,268,482
Chittenden Corp.(b)	64,016	1,668,897
Commercial Federal Corp.	54,268	1,500,510
Community Bank System, Inc.	42,328	969,735
Dime Community Bancshares	46,313	703,958
Downey Financial Corp.	32,795	2,017,876
East West Bancorp, Inc.	72,582	2,679,727
First Bancorp/Puerto Rico(b)	52,957	2,237,433
First Midwest Bancorp, Inc.	63,182	2,052,151
First Republic Bank	32,271	1,044,612
FirstFed Financial Corp.(a)	22,843	1,165,221
Flagstar Bancorp, Inc.(b)	64,395	1,258,922
Gold Banc Corp., Inc.	55,459	778,090
Nara Bancorp, Inc.	32,200	452,410
PrivateBancorp, Inc.(b)	25,966	815,592
Provident Bankshares Corp.(b)	45,800	1,509,568
Republic Bancorp, Inc.	97,317	1,317,672
Riggs National Corp.	36,287	692,719
Southwest Bancorporation of Texas, Inc.	96,823	1,776,702
Sterling Bancshares, Inc.	62,314	884,859
Sterling Financial Corp.(a)	31,494	1,124,336
Susquehanna Bancshares, Inc.	64,237	1,566,098
TrustCo Bank Corp.	102,738	1,180,460
UCBH Holdings, Inc.	62,906	2,509,949
Umpqua Holdings Corp.	61,675	1,440,111
United Bankshares, Inc.	54,237	1,797,414
Whitney Holding Corp.	58,045	2,583,583

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Wintrust Financial Corp.	29,775	1,402,105

		44,425,984

Chemicals — 1.7%
A. Schulman, Inc.	42,355	737,824
Arch Chemicals, Inc.	32,421	923,026
Cambrex Corp.	36,050	767,865
Georgia Gulf Corp.	46,979	2,160,094
H.B. Fuller Co.	39,605	1,148,545
MacDermid, Inc.	38,137	1,239,452
OM Group, Inc.(a)	39,174	1,191,673
Omnova Solutions, Inc.(a)	56,215	301,875
Penford Corp.	12,125	197,031
PolyOne Corp.(a)	126,818	1,126,144
Quaker Chemical Corp.	13,350	274,209
TETRA Technologies, Inc.(a)	30,942	879,990
WD-40 Co.	22,883	743,469
Wellman, Inc.	44,197	639,089

		12,330,286

Collectibles & Gifts — 0.4%
Action Performance Cos., Inc.	25,631	339,098
Department 56, Inc.(a)	18,632	325,315
Enesco Group, Inc.(a)	19,864	132,096
Lennox International, Inc.(b)	75,799	1,661,514

		2,458,023

Commercial Services — 3.5%
ABM Industries, Inc.(b)	61,237	1,177,588
Arbitron, Inc.	43,131	1,850,320
Bowne & Co., Inc.	49,518	744,751
Central Parking Corp.	43,476	746,918
Chemed Corp.	17,305	1,323,486
Coinstar, Inc.(a)(b)	34,822	738,226
Consolidated Graphics, Inc.(a)	17,644	928,074
CPI Corp.	10,636	160,604
Dendrite International, Inc.(a)	57,679	809,813
eFunds Corp.(a)	67,463	1,505,774
FindWhat.com(a)	38,465	398,882
Global Payments, Inc.(b)	49,239	3,175,423
Hooper Holmes, Inc.	89,862	343,273
Insurance Auto Auctions, Inc.(a)	14,333	399,174
John H. Harland Co.(b)	38,435	1,320,627
Labor Ready, Inc.(a)	58,771	1,096,079
MAXIMUS, Inc.	27,721	928,376
Mobile Mini, Inc.(a)	20,229	817,454
NCO Group, Inc.(a)	44,241	864,912
Nelson Thomas, Inc.	17,965	424,872
On Assignment, Inc.(a)	34,913	178,056
PAREXEL International Corp.(a)	36,227	851,335
Pre-Paid Legal Services, Inc.(b)	19,069	645,295
Rewards Network, Inc.(a)	28,329	117,849
SOURCECORP, Inc.(a)	21,781	438,669
Sovran Self Storage, Inc.	21,808	864,251
Startek, Inc.	17,543	294,722
Vertrue, Inc.(a)(b)	12,769	452,533
Viad Corp.	30,583	822,683
Volt Information Sciences, Inc.(a)	16,256	392,582

		24,812,601

Computer Services — 3.6%
Actel Corp.(a)	34,732	534,178
Adaptec, Inc.(a)	154,126	738,264
Agilysys, Inc.	39,676	780,030
Avid Technology, Inc.(a)(b)	46,957	2,541,313
Black Box Corp.	23,995	897,653
Brooktrout, Inc.(a)	17,500	196,875
CACI International, Inc. (Class “A” Stock)(a)(b)	41,391	2,286,025
Carreker Corp.(a)	31,896	178,937
Cerner Corp.(a)(b)	45,197	2,373,294
Ciber, Inc.(a)	81,086	589,495
FactSet Research Systems, Inc.	53,572	1,768,412
FileNet Corp.(a)(b)	57,068	1,300,009
Hutchinson Technology, Inc.(a)	34,785	1,209,822
Insight Enterprises, Inc.(a)	68,581	1,204,282
Manhattan Associates, Inc.(a)	41,477	844,887
Mercury Computer Systems, Inc.(a)(b)	29,118	803,074
MTS Systems Corp.	27,587	800,851
NYFIX, Inc.(a)	42,509	228,698
Phoenix Technology, Ltd.(a)	34,171	325,308
Pinnacle Systems, Inc.(a)	96,470	539,267
Progress Software Corp.(a)	50,473	1,323,402
Radiant Systems, Inc.(a)	32,809	321,528
RadiSys Corp.(a)	27,451	388,706
Standard Microsystems Corp.(a)	25,731	446,690
Synaptics, Inc.(a)	36,269	841,441
TALX Corp.	28,643	520,157
Teledyne Technologies, Inc.(a)	45,872	1,435,794

		25,418,392

Construction — 3.5%
Coachmen Industries, Inc.	20,551	279,494
ElkCorp	26,203	1,007,767
Florida Rock Industries, Inc.	51,603	3,035,288

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Insituform Technologies, Inc. (Class “A” Stock)(a)	36,970	536,435
M.D.C. Holdings, Inc.	52,142	3,631,690
Meritage Corp.(a)	32,019	1,886,560
NVR, Inc.(a)(b)	7,948	6,239,180
Shaw Group, Inc.(a)(b)	88,590	1,931,262
Simpson Manufacturing Co., Inc.	58,331	1,802,428
Standard Pacific Corp.	46,761	3,375,677
Thomas Industries, Inc.	20,257	802,987

		24,528,768

Consumer Cyclical — 0.1%
JAKKS Pacific, Inc.(a)	36,203	777,278

Containers — 0.4%
AptarGroup, Inc.	49,179	2,556,324

Cosmetics & Soaps — 0.0%
Nature’s Sunshine Products, Inc.	18,647	320,169

Distribution/Wholesalers — 0.8%
Advanced Marketing Services, Inc.	23,628	141,768
Bell Microproducts, Inc. (Class “B” Stock)(a)	39,184	293,096
Castle (A.M.) & Co.(a)	17,868	225,137
ScanSource, Inc.(a)	17,485	906,248
SCP Pool Corp.	72,359	2,305,358
United Stationers, Inc.(a)	45,746	2,070,006

		5,941,613

Diversified Manufacturing Operations — 1.5%
Acuity Brands, Inc.	59,836	1,615,572
Barnes Group, Inc.	29,274	795,375
Ceradyne, Inc.(a)(b)	33,722	754,361
CLARCOR, Inc.	35,422	1,840,527
CUNO, Inc.(a)	23,807	1,223,442
Griffon Corp.(a)	36,874	789,472
Lydall, Inc.(a)	22,223	246,675
MascoTech, Inc.(a)	64,600	0
Mueller Industries, Inc.	50,599	1,424,362
Smith (A.O.) Corp.	33,983	981,089
Standex International Corp.	16,085	439,121
Valmont Industries, Inc.	28,057	626,232

		10,736,228

Drugs & Medical Supplies — 5.7%
Advanced Medical Optics, Inc.(a)(b)	51,389	1,860,796
American Medical Systems Holdings, Inc.(a)	84,008	1,443,257
ArthroCare Corp.(a)	32,556	927,846
Coherent, Inc.(a)	42,255	1,426,529
CONMED Corp.(a)	41,215	1,241,396
CryoLife, Inc.(a)(b)	30,722	190,169
Cyberonics, Inc.(a)(b)	31,079	1,372,759
Diagnostic Products Corp.	36,278	1,752,227
Enzo Biochem, Inc.(a)	41,613	600,059
Haemonetics Corp.(a)	35,795	1,509,117
Hologic, Inc.(a)	28,844	919,403
ICU Medical, Inc.(a)(b)	18,728	664,844
IDEXX Laboratories, Inc.(a)	46,554	2,521,365
Integra LifeSciences Holdings(a)(b)	33,933	1,195,120
Invacare Corp.	43,434	1,938,459
Medicis Pharmaceutical Corp. (Class “A” Stock)(b)	75,175	2,253,746
NBTY, Inc.(a)	84,495	2,119,980
Noven Pharmaceuticals, Inc.(a)(b)	32,338	548,452
Osteotech, Inc.(a)	23,665	89,927
Owens & Minor, Inc.	54,715	1,485,512
PolyMedica Corp.	38,339	1,217,647
Possis Medical, Inc.(a)	24,056	201,349
Priority Healthcare Corp.(a)	49,895	1,079,229
Regeneron Pharmaceuticals, Inc.(a)(b)	65,955	337,030
ResMed, Inc.(a)	47,361	2,671,160
Respironics, Inc.(a)	49,091	2,860,533
Savient Pharmaceuticals, Inc.(a)	83,526	229,697
SFBC International, Inc.(a)	23,148	815,736
SurModics, Inc.(a)(b)	22,894	730,548
Sybron Dental Specialties, Inc.(a)	55,331	1,986,383
Viasys Healthcare, Inc.(a)	40,713	776,804
Vital Signs, Inc.	12,726	507,640
Wilson Greatbatch Technologies, Inc.(a)	29,509	538,244

		40,012,963

Electrical Equipment — 1.0%
ALLETE, Inc.	41,004	1,716,017
Anixter International, Inc.(a)	47,698	1,724,283
Baldor Electric Co.	41,907	1,081,620
C&D Technologies, Inc.	35,018	351,931
Kulicke & Soffa Industries, Inc.(a)	71,038	446,829
MagneTek, Inc.(a)	39,446	210,247
Technitrol, Inc.	55,892	833,909
Vicor Corp.	42,384	442,489

		6,807,325

Electronics — 2.5%
Analogic Corp.	17,379	751,642

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Artesyn Technologies, Inc.(a)	54,234	472,378
Audiovox Corp.(a)	28,920	368,441
Belden, Inc.	64,835	1,439,985
Benchmark Electronics, Inc.(a)	57,103	1,817,588
Checkpoint Systems, Inc.(a)	55,015	928,653
CTS Corp.	50,681	658,853
Dionex Corp.(a)(b)	27,348	1,490,466
EDO Corp.	24,346	731,597
Electro Scientific Industries, Inc.(a)	39,281	761,659
Esterline Technologies, Inc.(a)	34,675	1,198,021
Helix Technology Corp.	36,087	558,266
Intermagnetics General Corp.(a)	35,279	858,691
Itron, Inc.(a)	29,723	880,990
Keithley Instruments, Inc.	20,935	337,681
Littelfuse, Inc.(a)	30,743	880,787
Methode Electronics, Inc. (Class “A” Stock)	50,162	607,462
Park Electrochemical Corp.	26,147	529,738
Photronics, Inc.(a)	45,206	818,229
SBS Technologies, Inc.(a)	21,445	239,112
Sonic Solutions(a)(b)	31,119	468,341
Ultratech Stepper, Inc.(a)	32,846	479,552
X-Rite, Inc.	26,781	402,786

		17,680,918

Electronic Components — 1.8%
Alliance Semiconductor Corp.(a)	41,595	103,572
Bel Fuse, Inc. (Class “B” Stock)	15,390	466,317
Cohu, Inc.	29,835	475,868
Cubic Corp.	29,136	551,836
Cymer, Inc.(a)	51,064	1,366,983
Daktronics, Inc.(a)	23,974	519,037
DSP Group, Inc.(a)	38,676	996,294
FLIR Systems, Inc.(a)(b)	95,883	2,905,255
Microsemi Corp.(a)(b)	84,429	1,375,348
Planar Systems, Inc.(a)	20,243	182,592
Rayovac Corp.(a)	59,084	2,457,894
Rogers Corp.(a)	23,167	926,680
Supertex, Inc.(a)	17,990	329,397

		12,657,073

Energy — 1.2%
Advanced Energy Industries, Inc.(a)	37,496	362,586
Headwaters, Inc.(a)	55,318	1,815,537
UGI Corp.	71,237	3,235,584
Unisource Energy Corp.(b)	47,342	1,466,182
Veritas DGC, Inc.(a)(b)	46,150	1,382,654

		8,262,543

Engineering — 0.6%
EMCOR Group, Inc.(a)	21,196	992,396
Engineered Support Systems, Inc.	37,140	1,987,733
URS Corp.(a)	54,345	1,562,419

		4,542,548

Environmental Services — 0.5%
Tetra Tech, Inc.(a)	78,064	985,167
Waste Connections, Inc.(a)	65,945	2,291,589

		3,276,756

Exchange Traded Funds — 2.7%
iShares S&P SmallCap 600 Index Fund (b)	118,353	18,800,374

Financial Services — 1.9%
Financial Federal Corp.	23,994	848,668
Hudson United Bancorp	62,186	2,192,057
Investment Technology Group, Inc.(a)	57,918	1,013,565
Irwin Financial Corp.(b)	31,873	733,716
MAF Bancorp, Inc.	44,109	1,832,288
Piper Jaffray Cos., Inc.(a)	28,631	1,047,608
PRG-Schultz International, Inc.(a)(b)	58,983	295,505
South Financial Group, Inc.	98,210	2,999,333
SWS Group, Inc.	22,072	353,814
UICI	55,563	1,347,403
World Acceptance Corp.(a)	26,242	669,696

		13,333,653

Food & Beverage — 1.9%
American Italian Pasta Co. (Class “A” Stock)(b)	25,369	695,111
Corn Products International, Inc.	103,844	2,698,906
Flowers Foods, Inc.	54,348	1,533,157
Hain Celestial Group, Inc.(a)	45,897	855,520
J & J Snack Foods Corp.	10,882	509,604
Lance, Inc.	39,131	628,835
Nash-Finch Co.	17,496	664,673
Performance Food Group Co.(a)	64,628	1,788,903
Ralcorp Holdings, Inc.	40,776	1,930,744
Sanderson Farms, Inc.(b)	21,231	917,391
United Natural Foods, Inc.(a)	52,696	1,508,686

		13,731,530

Furniture — 0.6%
Aaron Rents, Inc.	61,222	1,224,440
Bassett Furniture Industries, Inc.	15,264	300,701

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Ethan Allen Interiors, Inc.(b)	49,040	1,569,280
Interface, Inc.(a)	67,623	461,189
La-Z-Boy, Inc.(b)	72,055	1,003,726

		4,559,336

Healthcare — 2.8%
Amedisys, Inc.(a)	21,098	638,214
American Healthways, Inc.(a)(b)	45,745	1,510,500
ArQule, Inc.(a)	43,125	203,119
BioLase Technology, Inc.(b)	31,941	271,499
Cooper Cos., Inc.(b)	59,216	4,316,846
Datascope Corp.	18,821	575,546
Immucor, Inc.(a)	62,339	1,882,014
LabOne, Inc.(a)	23,740	818,555
LCA-Vision, Inc.	24,808	826,106
Mentor Corp.(b)	48,757	1,565,100
Merit Medical Systems, Inc.(a)	36,441	436,928
NDCHealth Corp.	49,694	794,110
Pharmaceutical Product Development, Inc.(a)	72,957	3,534,767
Sierra Health Services, Inc.(a)	36,984	2,361,059
Theragenics Corp(a)	41,351	142,247

		19,876,610

Hospitals/Healthcare Management — 2.7%
Accredo Health, Inc.(a)	67,640	3,003,892
AMERIGROUP Corp.(a)	70,261	2,568,742
AmSurg Corp.(a)	40,427	1,022,803
Biosite, Inc.(a)(b)	23,235	1,208,917
Centene Corp.(a)	57,242	1,716,688
Curative Health Services, Inc.(a)	17,818	60,581
DJ Orthopedics, Inc.(a)	27,537	689,802
Kensey Nash Corp.(a)(b)	15,731	425,996
OCA, Inc.(a)(b)	63,925	271,681
Odyssey Healthcare, Inc.(a)	47,415	557,600
Pediatrix Medical Group, Inc.(a)	31,532	2,162,780
Province Healthcare Co.(a)	68,755	1,656,308
RehabCare Group, Inc.(a)	22,702	651,775
Sunrise Assisted Living, Inc.(a)(b)	25,834	1,255,532
United Surgical Partners International, Inc.(a)	39,872	1,824,942

		19,078,039

Housing Related — 0.3%
Champion Enterprises, Inc.(a)	100,258	942,425
Fleetwood Enterprises, Inc.(a)	76,719	667,456
National Presto Industries, Inc.	8,030	323,609
Skyline Corp.	10,543	405,800

		2,339,290

Human Resources — 0.6%
Administaff, Inc.(b)	32,341	472,179
CDI Corp.	21,503	475,861
Cross Country Healthcare, Inc.(a)	36,259	607,701
Heidrick & Struggles International, Inc.(a)	26,478	973,596
Spherion Corp.(a)	84,286	631,302
Watson Wyatt & Co. Holdings	45,030	1,224,816

		4,385,455

Instrument - Controls — 0.3%
BEI Technologies, Inc.	18,264	437,788
FEI Co.(a)	40,202	930,677
Woodward Governor Co.	14,703	1,054,205

		2,422,670

Insurance — 2.5%
Delphi Financial Group, Inc.	41,216	1,772,288
Fremont General Corp.(b)	98,054	2,156,207
Hilb, Rogal & Hamilton Co.	49,763	1,781,515
Infinity Property & Casualty Corp.	27,900	872,154
LandAmerica Financial Group, Inc.(b)	25,056	1,253,552
Philadelphia Consolidated Holding Corp.(a)	28,027	2,172,933
Presidential Life Corp.	35,297	574,635
ProAssurance Corp.(a)	40,321	1,592,680
RLI Corp.	31,988	1,325,903
SCPIE Holdings, Inc.	13,668	150,758
Selective Insurance Group, Inc.	38,635	1,786,096
Stewart Information Services Corp.	25,001	938,038
Zenith National Insurance Corp.(b)	27,163	1,408,673

		17,785,432

Internet — 0.6%
Digital Insight Corp.(a)	49,327	808,963
Internet Security Systems, Inc.(a)	59,513	1,089,088
Napster, Inc.(a)(b)	59,105	384,773
Websense, Inc.(a)	32,880	1,768,944

		4,051,768

Leisure — 2.2%
Argosy Gaming Co.(a)	38,794	1,781,421
Aztar Corp.(a)	48,099	1,373,707
Bally Total Fitness Holding Corp.(a)	47,063	163,779
K2, Inc.(a)	64,430	885,913

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Marcus Corp.	37,963	778,242
Multimedia Games, Inc.(a)(b)	38,732	300,560
Pinnacle Entertainment, Inc.(a)	55,040	919,168
Polaris Industries, Inc.(b)	59,442	4,174,612
Shuffle Master, Inc.(a)(b)	49,079	1,421,328
Sturm Ruger & Co., Inc.	33,416	231,573
The Nautilus Group, Inc.	43,153	1,025,315
Winnebago Industries, Inc.(b)	41,930	1,324,988
WMS Industries, Inc.(a)(b)	36,146	1,017,871

		15,398,477

Machinery — 3.7%
Albany International Corp. (Class “A” Stock)	43,886	1,355,200
Applied Industrial Technologies, Inc.	37,551	1,021,387
Astec Industries, Inc.(a)	25,383	559,695
Cognex Corp.	60,753	1,511,535
Dril-Quip, Inc.(a)	16,543	508,532
Gardner Denver, Inc.(a)	27,491	1,086,169
IDEX Corp.	70,301	2,836,645
JLG Industries, Inc.	68,645	1,479,300
Lindsay Manufacturing Co.	16,212	309,325
Manitowoc Co., Inc.(b)	40,822	1,648,800
Milacron, Inc.(a)	59,701	182,088
Paxar Corp.(a)(b)	52,026	1,110,235
Photon Dynamics, Inc.(a)	23,352	445,089
Regal-Beloit Corp.	40,132	1,155,400
Robbins & Myers, Inc.	17,865	393,209
Roper Industries, Inc.	58,300	3,818,650
Stewart & Stevenson Services, Inc.	39,766	910,244
Timken Co.	126,096	3,447,465
Toro Co.	29,928	2,648,628

		26,427,596

Media — 0.1%
4Kids Entertainment, Inc.(a)(b)	18,448	407,885

Metals - Ferrous — 2.3%
Aleris International, Inc.(a)	37,545	936,748
Carpenter Technology Corp.	33,591	1,995,641
Century Aluminum Co.(a)(b)	38,095	1,152,755
Cleveland-Cliffs, Inc.(b)	29,913	2,179,760
Commercial Metals Co.(b)	81,536	2,763,255
Kaydon Corp.	39,038	1,225,793
Material Sciences Corp.(a)	18,470	248,421
Maverick Tube Corp.(a)	58,943	1,916,237
Quanex Corp.	34,472	1,838,047
Reliance Steel & Aluminum Co.(b)	41,089	1,643,971
Steel Technologies, Inc.	16,749	401,809

		16,302,437

Metals - Non Ferrous — 0.3%
Brush Engineered Materials, Inc.(a)	26,545	505,152
RTI International Metals, Inc.(a)	29,978	701,485
Ryerson Tull, Inc.(b)	34,575	438,065
Wolverine Tube, Inc.(a)	20,538	183,815

		1,828,517

Mineral Resources — 0.7%
AMCOL International Corp.	35,708	669,882
Massey Energy Co.	105,134	4,209,566

		4,879,448

Miscellaneous Basic Industry — 1.6%
Apogee Enterprises, Inc.	37,796	539,727
Armor Holdings, Inc.(a)	47,207	1,750,908
Briggs & Stratton Corp.	71,253	2,594,322
Lawson Products, Inc.	9,803	458,780
Libbey, Inc.	19,015	399,315
Meade Instruments Corp.(a)	23,139	67,334
Texas Industries, Inc.(b)	30,701	1,650,179
Tredegar Industries, Inc.	45,793	772,070
Watsco, Inc.	34,688	1,460,365
Watts Water Technologies (Class “A” Stock)	39,755	1,296,410

		10,989,410

Miscellaneous - Consumer Growth/Staple — 0.4%
DIMON, Inc.	62,672	391,700
Hughes Supply, Inc.	91,330	2,717,068

		3,108,768

Networking — 0.2%
Aeroflex, Inc.(a)	103,046	961,419
C-COR.net Corp.(a)	65,847	400,350

		1,361,769

Office Equipment & Supplies — 0.3%
Global Imaging Systems, Inc.(a)(b)	32,419	1,149,578
Imagistics International, Inc.(a)	22,468	784,807
Standard Register Co.	36,264	456,926

		2,391,311

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Oil & Gas — 4.0%
Cabot Oil & Gas Corp. (Class “A” Stock)	44,804	2,470,941
Cascade Natural Gas Corp.	15,537	310,118
Cimarex Energy Co.(a)(b)	57,555	2,244,645
Frontier Oil Corp.	37,502	1,359,822
Laclede Group, Inc.	29,094	849,545
Lone Star Technologies, Inc.(a)	40,452	1,595,022
Northwest Natural Gas Co.	38,209	1,382,019
Penn Virginia Corp.	25,600	1,175,040
Petroleum Development Corp.(a)	22,878	862,272
Piedmont Natural Gas Co., Inc.(b)	105,847	2,438,715
Remington Oil and Gas Corp.(a)	34,484	1,086,936
Southern Union Co.(a)	134,162	3,368,808
Southwest Gas Corp.	49,826	1,203,796
Spinnaker Exploration Co.(a)	42,220	1,500,077
Swift Energy Co.(a)(b)	38,728	1,101,424
Unit Corp.(a)	57,504	2,597,456
Vintage Petroleum, Inc.	83,069	2,613,351

		28,159,987

Oil & Gas Services — 3.9%
Atwood Oceanics, Inc.(a)	18,694	1,243,899
Cal Dive International, Inc.(a)(b)	53,038	2,402,621
CARBO Ceramics, Inc.	19,944	1,399,072
Energen Corp.	50,614	3,370,892
Hydril Co.(a)	29,442	1,719,707
Input/Output, Inc.(a)(b)	94,434	609,099
New Jersey Resources Corp.	36,779	1,600,990
Oceaneering International, Inc.(a)	35,480	1,330,500
Offshore Logistics, Inc.(a)	32,219	1,073,537
Patina Oil & Gas Corp.	98,455	3,938,200
SEACOR SMIT, Inc.(a)	25,309	1,613,449
Southwestern Energy Co.(a)	50,460	2,864,110
St. Mary Land & Exploration Co.(b)	39,789	1,991,439
Stone Energy Corp.(a)	35,008	1,700,339
W-H Energy Services, Inc.(a)	38,484	920,922

		27,778,776

Paper & Forest Products — 1.1%
Brady (W.H.) Co. (Class “A” Stock)	61,694	1,995,801
Buckeye Technologies, Inc.(a)	45,998	496,778
Caraustar Industries, Inc.(a)	39,283	506,751
Chesapeake Corp.	27,226	572,291
Neenah Paper, Inc.(b)	20,727	696,842
Pope & Talbot, Inc.	22,372	393,300
Rock-Tenn Co. (Class “A” Stock)	46,096	613,077
Schweitzer-Mauduit Int’l, Inc.	20,895	701,027
Universal Forest Products, Inc.	23,647	918,686
Wausau-Mosinee Paper Corp.	71,403	1,009,638

		7,904,191

Pharmaceuticals — 0.7%
Alpharma, Inc. (Class “A” Stock)	64,742	797,621
Bradley Pharmaceuticals, Inc.(a)(b)	20,501	195,990
Connetics Corp.(a)	49,600	1,254,384
Gentiva Health Services, Inc.(a)	33,143	536,254
MGI Pharma, Inc.(a)	98,728	2,494,856

		5,279,105

Real Estate Investment Trust — 3.0%
Capital Automotive REIT(b)	55,813	1,848,527
Colonial Properties Trust(b)	37,883	1,455,086
Commercial Net Lease Realty	71,826	1,325,190
CRT Properties, Inc.(b)	43,163	940,090
Entertainment Properties Trust	34,629	1,434,679
Essex Property Trust, Inc.	31,783	2,196,205
Gables Residential Trust	40,454	1,347,118
Glenborough Realty Trust, Inc.	44,102	843,230
Kilroy Realty Corp.	39,702	1,624,209
Lexington Corporate Properties Trust(b)	66,964	1,469,190
New Century Financial Corp.(b)	70,268	3,289,948
Parkway Properties, Inc.	19,448	908,222
Shurgard Storage Centers, Inc. (Class “A” Stock)	64,287	2,634,481

		21,316,175

Restaurants — 2.4%
CEC Entertainment, Inc.(a)	50,258	1,839,443
IHOP Corp.(b)	27,524	1,312,344
Jack in the Box, Inc.(a)	50,437	1,871,213
Landry’s Restaurants, Inc.	33,248	961,532
Lone Star Steakhouse & Saloon, Inc.	27,367	791,043
O'Charley’s, Inc.(a)	29,537	642,134
P.F. Chang’s China Bistro, Inc.(a)(b)	35,777	2,139,465
Papa John’s International, Inc.(a)	19,594	680,304
RARE Hospitality International, Inc.(a)	47,459	1,465,534
Ryan's Restaurant Group, Inc.(a)	57,856	840,648
Sonic Corp.(a)	83,185	2,778,379
The Steak’N Shake Co.(a)	38,147	738,144
Triarc Cos., Inc. (Class “A” Stock)(b)	75,668	1,046,488

		17,106,671

Retail — 6.7%
Arctic Cat, Inc.	21,896	592,506
Brown Shoe Co., Inc.	25,198	863,535

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Building Materials Corp.	18,993	844,809
Burlington Coat Factory Warehouse Corp.	43,828	1,257,864
Caseys Gen. Stores, Inc.	69,289	1,245,123
Cash America International, Inc.	40,428	886,586
Cato Corp. (Class “A” Stock)	28,674	924,737
Christopher & Banks Corp.	49,335	868,296
Cost Plus, Inc.(a)(b)	30,135	810,029
Dress Barn, Inc.(a)(b)	35,812	652,495
Electronics Boutique Holdings Corp.(a)	24,462	1,051,132
Fred’s, Inc.(b)	54,389	933,859
GameStop Corp. (Class “B” Stock)(a)	70,140	1,564,122
Goody’s Family Clothing, Inc.	36,215	327,021
Great Atlantic & Pacific Tea Co., Inc.(a)(b)	38,916	579,848
Group 1 Automotive, Inc.(a)	31,916	839,391
Guitar Center, Inc.(a)	34,971	1,917,460
Hancock Fabrics, Inc.	26,373	196,215
Haverty Furniture Cos., Inc.	31,157	475,144
Hibbett Sporting Goods, Inc.(a)	32,433	974,287
Hot Topic, Inc.(a)	62,864	1,373,578
J. Jill Group, Inc.(a)	26,106	359,219
Jo-Ann Stores, Inc. (Class “A” Stock)(a)	31,499	884,807
K-Swiss, Inc. (Class “A” Stock)	42,149	1,392,181
Linens ’n Things, Inc.(a)(b)	62,420	1,549,889
Longs Drug Stores Corp.(b)	45,340	1,551,535
Movie Gallery, Inc.	39,049	1,119,925
Panera Bread Co. (Class “A” Stock)(a)(b)	41,882	2,367,589
Pep Boys-Manny, Moe & Jack	79,033	1,389,400
Quiksilver, Inc.(a)(b)	79,390	2,304,692
Russ Berrie & Co., Inc.	23,284	445,889
School Specialty, Inc.(a)	31,549	1,235,459
Select Comfort Corp.(a)(b)	51,042	1,043,299
Shopko Stores, Inc.(a)	40,841	907,487
Stage Stores, Inc.(a)	25,048	961,593
Stein Mart, Inc.(a)	46,988	1,057,230
Stride Rite Corp.	49,884	663,457
The Childrens Place Retail Stores, Inc.(a)	28,740	1,372,335
The Gymboree Corp.(a)	42,773	536,373
The Men’s Wearhouse, Inc.(a)	47,507	2,005,270
Too, Inc.(a)	47,895	1,181,570
Tractor Supply Co.(a)	48,753	2,128,068
Zale Corp.(a)	70,751	2,102,720

		47,738,024

Semiconductors — 1.5%
ATMI, Inc.(a)(b)	43,396	1,086,636
Axcelis Technologies, Inc.(a)	138,100	1,008,130
Brooks Automation, Inc.(a)(b)	62,165	943,665
DuPont Photomasks, Inc.(a)	23,884	636,986
ESS Technology, Inc.(a)	48,665	256,464
Exar Corp.(a)(b)	57,708	773,287
Kopin Corp.(a)	96,663	296,755
Pericom Semiconductor Corp.(a)	36,638	313,988
Power Integrations, Inc.(a)(b)	42,857	895,283
Rudolph Technologies, Inc.(a)	20,848	313,971
Skyworks Solutions, Inc.(a)	216,760	1,376,426
Varian Semiconductor Equipment Associates, Inc.(a)	50,567	1,922,052
Veeco Instruments, Inc.(a)	38,597	580,885

		10,404,528

Software — 2.5%
Altiris, Inc.(a)	31,973	762,556
ANSYS, Inc.(a)	43,609	1,491,864
Captaris, Inc.(a)	41,885	169,634
Catapult Communications Corp.(a)	15,600	333,060
Concord Communications, Inc.(a)	25,270	255,732
EPIQ Systems, Inc.(a)	21,741	282,198
Gerber Scientific, Inc.(a)	29,245	212,904
Hyperion Solutions Corp.(a)(b)	55,304	2,439,459
JDA Software Group, Inc.(a)	40,163	563,889
ManTech International Corp. (Class “A” Stock)(a)	34,468	795,177
Mapinfo Corp.(a)	28,145	338,866
MICROS Systems, Inc.(a)	52,322	1,920,741
MRO Software, Inc.(a)	31,704	444,807
PC-Tel, Inc.(a)	27,187	200,096
SERENA Software, Inc.(a)	48,327	1,148,249
SPSS, Inc.(a)	22,859	397,518
Take-Two Interactive Software, Inc.(a)(b)	63,673	2,489,614
THQ, Inc.(a)(b)	54,240	1,526,314
Verity, Inc.(a)	52,181	493,110
Webex Communications, Inc.(a)	53,137	1,147,228
Zixit Corp.(a)(b)	40,809	152,626

		17,565,642

Supermarkets — 0.3%
Kronos, Inc.(a)	43,938	2,245,671

Telecommunications — 1.1%
Applied Signal Technology, Inc.	15,635	358,041
Boston Communications Group, Inc.(a)	24,241	172,596

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Commonwealth Telephone Enterprises, Inc.(a)(b)	29,291	1,380,778
Digi International, Inc.(a)	30,993	425,224
General Communication, Inc.(a)	73,016	666,636
Harmonic, Inc.(a)	99,871	954,767
Intermediate Telephone, Inc.	32,181	788,434
Intrado, Inc.(a)	24,035	295,631
J2 Global Communications, Inc.(a)	29,861	1,024,531
Network Equipment Technologies, Inc.(a)	34,467	194,049
Symmetricom, Inc.(a)	63,697	706,400
Tollgrade Communications, Inc.(a)	18,821	129,865
ViaSat, Inc.(a)	33,346	623,237

		7,720,189

Textiles — 0.6%
Angelica Corp.	12,447	348,516
Ashworth, Inc.(a)	18,887	215,123
G & K Services, Inc. (Class “A” Stock)	29,067	1,171,109
Haggar Corp.	8,656	174,765
Kellwood Co.	38,231	1,100,670
Oshkosh B’Gosh, Inc. (Class “A” Stock)	16,237	495,229
Oxford Industries, Inc.	21,173	774,720

		4,280,132

Timber — 0.1%
Deltic Timber Corp.	16,922	661,650

Transportation — 0.8%
EGL, Inc.(a)	63,834	1,455,415
Kansas City Southern(a)	87,866	1,692,299
Pegasus Systems, Inc.(a)	26,522	313,490
USF Corp.(b)	38,671	1,866,263

		5,327,467

Trucking/Shipping — 2.1%
Arkansas Best Corp.	33,235	1,255,618
Forward Air Corp.	29,758	1,267,096
Heartland Express, Inc.	83,912	1,606,915
Kirby Corp.(a)	32,601	1,370,220
Knight Transportation, Inc.	64,823	1,599,183
Landstar Systems, Inc.(a)	83,888	2,747,332
Monaco Coach Corp.	40,594	655,593
Oshkosh Truck Corp.(b)	50,140	4,110,979

		14,612,936

Utility - Electric — 1.3%
Atmos Energy Corp.	109,694	2,961,738
Avista Corp.	67,007	1,172,623
Central Vermont Public Service Corp.	16,785	377,327
CH Energy Group, Inc.	21,842	998,179
Cleco Corp.	67,582	1,439,497
El Paso Electric Co.(a)	65,469	1,243,911
Green Mountain Power Corp.	7,036	206,155
UIL Holdings Corp.(b)	18,836	954,043

		9,353,473

Utility - Water — 0.1%
American States Water Co.	23,068	583,620

TOTAL LONG-TERM INVESTMENTS (cost $538,494,474)		708,393,798

SHORT-TERM INVESTMENTS — 20.5%
Mutual Fund — 20.5%
Dryden Core Investment Fund - Taxable Money Market Series (c)	144,968,692	144,968,692

	Principal Amount (000)
U.S. Government Agency Obligation
United States Treasury Bills(d)(e) 2.75%, 06/16/05	250	248,576

TOTAL SHORT-TERM INVESTMENTS (cost $145,217,251)		145,217,268

TOTAL INVESTMENTS — 120.5% (cost $683,711,725 g)		853,611,066
LIABILITIES IN EXCESS OF OTHER ASSETS (f) — (20.5)%		(145,312,530)

NET ASSETS — 100%		$708,298,536

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $139,794,128; cash collateral of $144,968,691 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Security segregated as collateral for futures contracts.

(e)	Rate quoted represents yield-to-maturity as of purchase date.

(f)	Liabilities in excess of other assets include net unrealized depreciation on financial futures were as follows:

Open futures contracts outstanding at March 31, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2005	Unrealized Depreciation
Long Positions:
1	S&P MidCap 400 Index	Jun 05	$335,783	$330,800	$(4,983)
2	S&P Mid 400 Emini Index	Jun 05	136,520	132,320	(4,200)

					$(9,183)

(g)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$687,506,022	$227,135,800	$61,030,756	$166,105,044

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

STOCK INDEX PORTFOLIO

March 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.7%
COMMON STOCKS
Advertising — 0.1%
Omnicom Group, Inc.(b)	51,800	$4,585,336

Aerospace — 1.9%
Boeing Co.(b)	237,036	13,857,125
General Dynamics Corp.	57,500	6,155,375
L-3 Communications Holdings, Inc.	31,700	2,251,334
Lockheed Martin Corp.(b)	124,198	7,583,530
Northrop Grumman Corp.	106,526	5,750,273
Raytheon Co.(b)	128,318	4,965,907
Rockwell Automation, Inc.	51,800	2,933,952
Rockwell Collins, Inc.	49,100	2,336,669
United Technologies Corp.	144,300	14,669,538

		60,503,703

Airlines — 0.1%
Delta Airlines, Inc.(a)(b)	33,000	133,650
Southwest Airlines Co.	218,937	3,117,663

		3,251,313

Apparel — 0.2%
Jones Apparel Group, Inc.(b)	37,400	1,252,526
Nike, Inc. (Class "B" Stock)	72,200	6,014,982
Reebok International, Ltd.(b)	17,000	753,100

		8,020,608

Autos - Cars & Trucks — 0.9%
Cummins Engine Co., Inc.	12,400	872,340
Dana Corp.	37,894	484,664
Delphi Automotive Systems Corp.(b)	154,044	690,117
Ford Motor Co.(b)	519,345	5,884,179
General Motors Corp.(b)	160,800	4,725,912
Genuine Parts Co.	49,225	2,140,795
Harley-Davidson, Inc.(b)	84,900	4,903,824
Johnson Controls, Inc.	54,100	3,016,616
Navistar International Corp.(a)(b)	18,900	687,960
PACCAR, Inc.(b)	50,435	3,650,990
Visteon Corp.(b)	42,964	245,325

		27,302,722

Banks and Savings & Loans — 6.2%
AmSouth Bancorporation(b)	104,300	2,706,585
Bank of New York Co., Inc.	215,700	6,266,085
BankAmerica Corp.	1,157,912	51,063,919
Capital One Financial Corp.(b)	68,700	5,136,699
Comerica, Inc.(b)	49,850	2,745,738
Compass Bancshares, Inc.(b)	33,800	1,534,520
Fifth Third Bancorp(b)	160,549	6,900,396
First Horizon National Corp.	35,900	1,464,361
Golden West Financial Corp.(b)	85,500	5,172,750
Huntington Bancshares, Inc.	60,875	1,454,913
KeyCorp(b)	118,500	3,845,325
M&T Bank Corp.(b)	32,600	3,327,156
Mellon Financial Corp.(b)	116,100	3,313,494
National City Corp.	186,900	6,261,150
North Fork Bancorporation, Inc.	142,750	3,959,885
Northern Trust Corp.	62,100	2,697,624
PNC Financial Services Group	81,100	4,175,028
Providian Financial Corp.(a)(b)	79,900	1,371,084
Regions Financial Corp.	129,337	4,190,519
Sovereign Bancorp, Inc.	109,900	2,435,384
State Street Corp.(b)	92,700	4,052,844
Suntrust Banks, Inc.(b)	103,300	7,444,831
U.S. Bancorp	527,181	15,193,356
Wachovia Corp.(b)	426,585	21,717,442
Wells Fargo & Co.	477,660	28,564,068
Zions Bancorporation	26,700	1,842,834

		198,837,990

Chemicals — 1.4%
Air Products & Chemicals, Inc.	64,500	4,082,205
Dow Chemical Co.	270,461	13,482,481
Du Pont (E.I.) de Nemours & Co.	279,391	14,315,995
Eastman Chemical Co.(b)	22,400	1,321,600
Engelhard Corp.	39,675	1,191,440
Great Lakes Chemical Corp.	13,500	433,620
Hercules, Inc.(a)	27,900	404,271
Praxair, Inc.	89,400	4,278,684
Rohm & Haas Co.(b)	64,200	3,081,600
Sigma-Aldrich Corp.	19,200	1,176,000

		43,767,896

Commercial Services — 0.8%
Cendant Corp.	300,218	6,166,478
Cintas Corp.(b)	41,200	1,701,972
Convergys Corp.(a)	43,900	655,427
eBay, Inc.(a)	347,700	12,955,302
Fiserv, Inc.(a)(b)	54,900	2,185,020
Monster Worldwide, Inc.(a)(b)	32,900	922,845

		24,587,044

Computers — 3.3%
Apple Computer, Inc.(a)	226,600	9,442,422
Citrix Systems, Inc.(a)(b)	46,800	1,114,776
Comverse Technology, Inc.(a)(b)	52,000	1,311,440
Dell, Inc.(a)	701,400	26,947,788
Hewlett-Packard Co.(b)	847,116	18,585,725
International Business Machines Corp.	470,000	42,948,600
Seagate Technology (Cayman Islands)(a)	81,200	0

STOCK INDEX PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Sun Microsystems, Inc.(a)	957,800	3,869,512

		104,220,263

Computer Services — 6.4%
Adobe Systems, Inc.	66,000	4,433,220
Affiliated Computer Services, Inc. (Class “A” Stock)(a)(b)	37,700	2,007,148
Autodesk, Inc.	61,700	1,836,192
Automatic Data Processing, Inc.	164,900	7,412,255
Avaya, Inc.(a)	129,408	1,511,485
BMC Software, Inc.(a)	63,300	949,500
Cisco Systems, Inc.(a)	1,859,000	33,257,510
Computer Associates International, Inc.(b)	162,573	4,405,728
Computer Sciences Corp.(a)(b)	53,900	2,471,315
Compuware Corp.(a)	108,600	781,920
EMC Corp.(a)	680,974	8,389,600
First Data Corp.	233,504	9,179,042
Gateway, Inc.(a)	106,800	430,404
Intuit, Inc.(a)(b)	51,100	2,236,647
Lexmark International, Inc.(a)	37,414	2,991,998
Mercury Interactive Corp.(a)	25,000	1,184,500
Micron Technology, Inc.(a)	170,700	1,765,038
Microsoft Corp.	2,914,200	70,436,214
NCR Corp.(a)	51,800	1,747,732
Network Appliance, Inc.(a)	107,300	2,967,918
Novell, Inc.(a)	106,100	632,356
NVIDIA Corp.(a)	52,000	1,235,520
Oracle Corp.(a)	1,321,020	16,486,330
Parametric Technology Corp.(a)(b)	81,800	457,262
Siebel Systems, Inc.(a)	134,900	1,231,637
SunGuard Data Systems, Inc.(a)	83,900	2,894,550
Symantec Corp.(a)(b)	195,500	4,170,015
Symbol Technologies, Inc.	67,400	976,626
Unisys Corp.(a)	83,000	585,980
VERITAS Software Corp.(a)	115,559	2,683,280
Yahoo!, Inc.(a)(b)	385,500	13,068,450

		204,817,372

Construction — 0.3%
Centex Corp.	36,600	2,096,082
Fluor Corp.(b)	23,500	1,302,605
KB HOME	14,066	1,652,192
Pulte Corp.	35,300	2,599,139
Vulcan Materials Co.(b)	28,200	1,602,606

		9,252,624

Containers — 0.1%
Ball Corp.	33,000	1,368,840
Bemis Co., Inc.	25,900	806,008
Pactiv Corp.(a)	43,900	1,025,065

		3,199,913

Cosmetics & Soaps — 2.2%
Alberto-Culver Co. (Class “B” Stock)	26,800	1,282,648
Avon Products, Inc.(b)	134,100	5,758,254
Clorox Co.(b)	43,900	2,765,261
Colgate-Palmolive Co.	150,900	7,872,453
Gillette Co.	278,500	14,058,680
International Flavors & Fragrances, Inc.	25,200	995,400
Procter & Gamble Co.	720,208	38,171,024

		70,903,720

Diversified Consumer Products — 1.3%
Altria Group, Inc.	586,900	38,377,391
Eastman Kodak Co.(b)	81,000	2,636,550

		41,013,941

Diversified Manufacturing Operations — 3.6%
American Standard Cos., Inc.	60,600	2,816,688
Cooper Industries, Ltd. (Class “A” Stock)	25,000	1,788,000
General Electric Co.	3,017,300	108,803,838

		113,408,526

Diversified Office Equipment — 0.3%
Avery Dennison Corp.(b)	31,600	1,956,988
Pitney Bowes, Inc.	65,500	2,955,360
Xerox Corp.(a)	277,192	4,199,459

		9,111,807

Diversified Operations — 0.1%
Corning, Inc.(a)(b)	406,400	4,523,232

Drugs & Medical Supplies — 9.3%
Abbott Laboratories	444,300	20,713,266
Allergan, Inc.	37,900	2,632,913
AmerisourceBergen Corp.(b)	31,200	1,787,448
Bard, (C.R.), Inc.	29,800	2,028,784
Bausch & Lomb, Inc.(b)	16,100	1,180,130
Baxter International, Inc.	176,500	5,997,470
Becton Dickinson & Co.	71,000	4,147,820
Biogen Idec, Inc.(a)(b)	95,425	3,293,117
Biomet, Inc.	72,525	2,632,658
Boston Scientific Corp.(a)(b)	235,400	6,894,866
Bristol-Myers Squibb Co.(b)	550,260	14,009,620
Cardinal Health, Inc.(b)	122,075	6,811,785
Genzyme Corp.(a)(b)	68,300	3,909,492
Guidant Corp.	89,600	6,621,440
Hospira, Inc.(a)	42,820	1,381,801
Johnson & Johnson	849,071	57,023,608
King Pharmaceuticals, Inc.(a)	71,633	595,270
Laboratory Corp. of America Holdings(a)	37,600	1,812,320
Lilly (Eli) & Co.	319,500	16,645,950
Medtronic, Inc.(b)	341,300	17,389,235
Merck & Co., Inc.	626,100	20,266,857
Mylan Laboratories, Inc.(b)	66,500	1,178,380
Pfizer, Inc.	2,126,208	55,855,484
Quest Diagnostics, Inc.	29,400	3,090,822
Schering-Plough Corp.	410,300	7,446,945

STOCK INDEX PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
St. Jude Medical, Inc.(a)	99,600	3,585,600
Stryker Corp.(b)	114,500	5,107,845
Watson Pharmaceuticals, Inc.(a)(b)	31,400	964,922
Wyeth	381,900	16,108,542
Zimmer Holdings, Inc.(a)(b)	69,286	5,391,144

		296,505,534

Education — 0.1%
Apollo Group, Inc. (Class “A” Stock)(a)(b)	52,100	3,858,526

Electrical Services — 0.3%
American Power Conversion	57,700	1,506,547
TXU Corp.	69,506	5,534,763
Xcel Energy, Inc.(b)	109,495	1,881,124

		8,922,434

Electronics — 3.8%
Advanced Micro Devices, Inc.(a)(b)	101,300	1,632,956
Altera Corp.(a)(b)	106,700	2,110,526
Analog Devices, Inc.(b)	102,700	3,711,578
Applied Materials, Inc.	477,400	7,757,750
Applied Micro Circuits Corp.(a)(b)	97,000	319,130
Broadcom Corp.(a)(b)	90,700	2,713,744
Electronic Arts, Inc.(a)	81,100	4,199,358
Electronic Data Systems Corp.	139,100	2,875,197
Emerson Electric Co.	116,800	7,583,824
Fisher Scientific International, Inc.(a)(b)	31,000	1,764,520
Freescale Semiconductor, Inc. (Class “B” Stock)(a)	107,446	1,853,443
Intel Corp.	1,785,100	41,467,873
Jabil Circuit, Inc.(a)(b)	54,600	1,557,192
JDS Uniphase Corp.(a)(b)	410,100	684,867
KLA-Tencor Corp.(b)	55,900	2,571,959
Linear Technology Corp.(b)	88,100	3,375,111
LSI Logic Corp.(a)	110,800	619,372
Maxim Integrated Products, Inc.	90,900	3,715,083
Molex, Inc.(b)	50,500	1,331,180
National Semiconductor Corp.	101,600	2,093,976
Novellus Systems, Inc.(a)(b)	40,000	1,069,200
Perkin Elmer, Inc.	36,000	742,680
Pinnacle West Capital Corp.(b)	26,000	1,105,260
PMC-Sierra, Inc.(a)	48,800	429,440
PPL Corp.	55,000	2,969,450
QLogic Corp.(a)	25,900	1,048,950
RadioShack Corp.	43,660	1,069,670
Sanmina Corp.(a)	150,600	786,132
Solectron Corp.(a)	282,000	978,540
Tektronix, Inc.	22,700	556,831
Teradyne, Inc.(a)(b)	46,600	680,360
Texas Instruments, Inc.	485,600	12,377,944
Waters Corp.(a)	32,100	1,148,859
Xilinx, Inc.	93,000	2,718,390

		121,620,345

Financial Services — 8.4%
Ambac Financial Group, Inc.	30,000	2,242,500
American Express Co.	340,100	17,470,937
Bear Stearns Cos., Inc.(b)	32,410	3,237,759
CIT Group, Inc.	56,700	2,154,600
Citigroup, Inc.	1,490,276	66,973,003
Countrywide Credit Industries, Inc.	166,198	5,394,787
E*TRADE Financial Corp.(a)	106,800	1,281,600
Equifax, Inc.(b)	41,300	1,267,497
Fannie Mae	273,300	14,881,185
Federated Investors, Inc. (Class “B” Stock)	34,000	962,540
Franklin Resources, Inc.(b)	59,500	4,084,675
Freddie Mac	193,600	12,235,520
Goldman Sachs Group, Inc.(b)	132,900	14,617,671
H&R Block, Inc.(b)	46,300	2,341,854
J.P. Morgan Chase & Co.	1,008,185	34,883,201
Janus Capital Group, Inc.(b)	62,600	873,270
Lehman Brothers Holdings, Inc.	78,300	7,372,728
Marshall & Ilsley Corp.(b)	62,900	2,626,075
MBNA Corp.	360,752	8,856,462
Merrill Lynch & Co., Inc.	266,800	15,100,880
Moody’s Corp.(b)	41,860	3,384,800
Morgan Stanley	316,010	18,091,572
Paychex, Inc.	103,650	3,401,793
Schwab (Charles) Corp.	360,400	3,787,804
SLM Corp.	119,600	5,960,864
Synovus Financial Corp.	85,100	2,370,886
T. Rowe Price Group, Inc.	36,000	2,137,680
Washington Mutual, Inc.(b)	246,022	9,717,869

		267,712,012

Food & Beverage — 3.8%
Anheuser-Busch Cos., Inc.(b)	222,100	10,525,319
Archer-Daniels-Midland Co.	181,138	4,452,372
Brown-Forman Corp. (Class “B” Stock)	25,800	1,412,550
Campbell Soup Co.(b)	103,000	2,989,060
Coca-Cola Co.	655,000	27,293,850
Coca-Cola Enterprises, Inc.(b)	120,800	2,478,816
ConAgra Foods, Inc.	145,300	3,926,006
General Mills, Inc.(b)	103,900	5,106,685
Heinz (H.J.) & Co.	100,850	3,715,314
Hershey Foods Corp.	64,900	3,923,854
Kellogg Co.	107,300	4,642,871
McCormick & Co., Inc.(b)	36,300	1,249,809
Molson Coors Brewing Co. (Class “B” Stock)(b)	20,500	1,581,985
Monsanto Co.	73,198	4,721,271
Pepsi Bottling Group, Inc.(b)	70,400	1,960,640
PepsiCo, Inc.(b)	475,540	25,217,886
Sara Lee Corp.	216,300	4,793,208
Sysco Corp.(b)	180,600	6,465,480
Wrigley (William) Jr. Co.	56,500	3,704,705

		120,161,681

Forest Products — 0.6%
Georgia-Pacific Corp.	74,239	2,634,742

STOCK INDEX PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
International Paper Co.	137,267	5,050,053
Louisiana-Pacific Corp.	31,000	779,340
MeadWestvaco Corp.	59,689	1,899,304
Plum Creek Timber Co., Inc.	52,200	1,863,540
Temple-Inland, Inc.	16,000	1,160,800
Weyerhaeuser Co.(b)	67,700	4,637,450

		18,025,229

Gas Pipelines — 0.3%
Cinergy Corp.	53,539	2,169,400
Peoples Energy Corp.	11,400	477,888
Sempra Energy	68,054	2,711,272
Williams Cos., Inc.	162,000	3,047,220

		8,405,780

Hospitals/Healthcare Management — 3.1%
Aetna, Inc.(b)	85,224	6,387,539
Agilent Technologies, Inc.(a)	137,013	3,041,688
Amgen, Inc.(a)	358,564	20,872,010
Applera Corp.-Applied Biosystems Group	56,800	1,121,232
Caremark Rx, Inc.(a)	129,500	5,151,510
Chiron Corp.(a)(b)	49,500	1,735,470
Express Scripts, Inc.(a)(b)	23,200	2,022,808
Forest Laboratories, Inc.(a)(b)	106,000	3,916,700
Gilead Sciences, Inc.(a)	122,200	4,374,760
HCA, Inc.	116,598	6,246,155
Health Management Associates, Inc.
(Class “A” Stock)(b)	66,300	1,735,734
Humana, Inc.(a)	46,100	1,472,434
IMS Health, Inc.	60,120	1,466,327
Manor Care, Inc.	22,950	834,462
McKesson Corp.(b)	81,107	3,061,789
Medco Health Solutions, Inc.(a)(b)	74,796	3,707,638
MedImmune, Inc.(a)(b)	68,200	1,623,842
Tenet Healthcare Corp.(a)	127,100	1,465,463
UnitedHealth Group, Inc.(b)	183,500	17,502,230
WellPoint, Inc.(a)	84,700	10,617,145

		98,356,936

Household Products & Personal Care — 0.3%
Kimberly-Clark Corp.	136,588	8,977,929
Leggett & Platt, Inc.(b)	54,900	1,585,512

		10,563,441

Housing Related — 0.3%
Masco Corp.(b)	124,400	4,312,948
Maytag Corp.(b)	21,800	304,546
Newell Rubbermaid, Inc.(b)	72,249	1,585,143
Stanley Works(b)	22,400	1,014,048
Whirlpool Corp.	19,300	1,307,189

		8,523,874

Human Resources
Robert Half International, Inc.	49,600	1,337,216

Insurance — 3.9%
ACE, Ltd.(b)	80,000	3,301,600
AFLAC, Inc.	141,200	5,261,112
Allstate Corp.	192,488	10,405,901
American International Group, Inc.	739,287	40,963,893
Aon Corp.(b)	86,125	1,967,095
Chubb Corp.(b)	55,200	4,375,704
CIGNA Corp.	39,200	3,500,560
Cincinnati Financial Corp.(b)	45,360	1,978,150
Hartford Financial Services Group, Inc.	83,500	5,724,760
Jefferson-Pilot Corp.	38,418	1,884,403
Lincoln National Corp.	47,700	2,153,178
Loews Corp.(b)	51,400	3,779,956
Marsh & McLennan Cos., Inc.	152,200	4,629,924
MBIA, Inc.(b)	41,350	2,161,778
MetLife, Inc.	210,500	8,230,550
MGIC Investment Corp.	28,300	1,745,261
Principal Financial Group, Inc.	84,800	3,263,952
Progressive Corp.	56,000	5,138,560
SAFECO Corp.(b)	37,500	1,826,625
St. Paul Cos., Inc.	190,698	7,004,337
Torchmark Corp.	31,300	1,633,860
UnumProvident Corp.(b)	80,456	1,369,361
XL Capital, Ltd. (Bermuda) (Class “A” Stock)(b)	38,000	2,750,060

		125,050,580

Leisure — 1.2%
Brunswick Corp.	26,400	1,236,840
Carnival Corp.(b)	159,600	8,268,876
Disney (Walt) Co.(b)	576,901	16,574,366
Harrah’s Entertainment, Inc.	29,750	1,921,255
Hilton Hotels Corp.	102,800	2,297,580
Marriott International, Inc. (Class “A” Stock)(b)	63,900	4,272,354
Sabre Group Holdings, Inc. (Class “A” Stock)(b)	42,419	928,127
Starwood Hotels & Resorts Worldwide, Inc.(b)	55,900	3,355,677

		38,855,075

Machinery — 0.8%
Caterpillar, Inc.(b)	96,400	8,814,816
Deere & Co.	70,700	4,746,091
Dover Corp.	59,700	2,256,063
Eaton Corp.	45,500	2,975,700
Ingersoll-Rand Co. (Class “A” Stock)	48,950	3,898,868
Parker Hannifin Corp.	32,325	1,969,239
Snap-on, Inc.	14,300	454,597
Thermo Electron Corp.(a)	46,400	1,173,456

		26,288,830

Media — 3.3%
Clear Channel Communications, Inc.(b)	161,600	5,570,352
Comcast Corp. (Class “A” Stock)(a)(b)	622,730	21,035,819

STOCK INDEX PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Dow Jones & Co., Inc.	22,800	852,036
Gannett Co., Inc.	72,600	5,741,208
Interpublic Group of Cos., Inc.(a)	116,200	1,426,936
Knight-Ridder, Inc.	22,700	1,526,575
McGraw Hill, Inc.	53,100	4,632,975
Meredith Corp.	13,800	645,150
New York Times Co. (Class “A” Stock)(b)	41,900	1,532,702
News Corp. (Class “A” Stock)	803,600	13,596,912
R.R. Donnelley & Sons, Co.	63,600	2,011,032
Time Warner, Inc.(a)	1,297,120	22,764,456
Tribune Co.(b)	91,000	3,628,170
Univision Communications, Inc. (Class “A” Stock)(a)(b)	89,200	2,469,948
Viacom, Inc. (Class “B” Stock)	481,336	16,764,933

		104,199,204

Metals - Ferrous — 0.2%
Allegheny Technologies, Inc.	31,340	755,607
Nucor Corp.(b)	43,600	2,509,616
United States Steel Corp.(b)	31,540	1,603,809

		4,869,032

Metals - Non Ferrous — 0.2%
Alcoa, Inc.(b)	244,176	7,420,509

Mineral Resources — 0.3%
Burlington Resources, Inc.	111,434	5,579,500
Phelps Dodge Corp.	25,728	2,617,310

		8,196,810

Miscellaneous-Basic Industry — 2.2%
AES Corp.(a)	188,100	3,081,078
BB&T Corp.(b)	158,500	6,194,180
Danaher Corp.(b)	86,700	4,630,647
Ecolab, Inc.(b)	72,000	2,379,600
Fortune Brands, Inc.	40,700	3,281,641
Honeywell, Inc.	242,850	9,036,449
Illinois Tool Works, Inc.(b)	83,100	7,439,943
International Game Technology	95,200	2,538,032
ITT Industries, Inc.	25,000	2,256,000
Millipore Corp.(a)	14,200	616,280
Pall Corp.	36,000	976,320
PPG Industries, Inc.(b)	49,700	3,554,544
Sealed Air Corp.(a)	22,910	1,189,945
Textron, Inc.	38,100	2,843,022
Tyco International, Ltd.	567,943	19,196,473
W.W. Grainger, Inc.	26,800	1,668,836

		70,882,990

Miscellaneous—Consumer Growth/Staple — 0.6%
3M Co.	219,800	18,834,662
Black & Decker Corp.(b)	23,900	1,887,861

		20,722,523

Oil & Gas — 5.4%
Amerada Hess Corp.	25,500	2,453,355
Anadarko Petroleum Corp.	71,163	5,415,504
Ashland, Inc.	18,600	1,254,942
ChevronTexaco Corp.	601,722	35,086,410
El Paso Corp.	176,311	1,865,370
EOG Resources, Inc.(b)	65,400	3,187,596
Exxon Mobil Corp.	1,824,970	108,768,212
Kerr-McGee Corp.	45,326	3,550,386
Marathon Oil Corp.	99,300	4,659,156
NICOR, Inc.	14,200	526,678
Sunoco, Inc.	18,500	1,915,120
Unocal Corp.	75,400	4,651,426

		173,334,155

Oil & Gas Exploration/Production — 1.2%
ConocoPhillips	197,897	21,341,212
Devon Energy Corp.	137,000	6,541,750
Occidental Petroleum Corp.	112,100	7,978,157
XTO Energy, Inc.	100,000	3,284,000

		39,145,119

Oil & Gas Services — 1.7%
Apache Corp.	92,550	5,666,836
Baker Hughes, Inc.(b)	98,030	4,361,355
BJ Services Co.	43,700	2,267,156
Halliburton Co.	143,400	6,202,050
Kinder Morgan, Inc.	34,900	2,641,930
Nabors Industries, Ltd. (Barbados)(a)	43,400	2,566,676
National-Oilwell Varco, Inc.(a)	39,000	1,821,300
Noble Corp.(b)	36,800	2,068,528
PG&E Corp.(b)	112,500	3,836,250
Rowan Cos., Inc.	28,700	858,991
Schlumberger, Ltd.	169,200	11,925,216
Transocean Sedco Forex, Inc.(a)	93,133	4,792,624
Valero Energy Corp.	72,600	5,319,402

		54,328,314

Precious Metals — 0.2%
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)	49,800	1,972,578
Newmont Mining Corp.	123,503	5,218,002

		7,190,580

Railroads — 0.5%
Burlington Northern Santa Fe Corp.	104,626	5,642,480
CSX Corp.	62,912	2,620,285
Norfolk Southern Corp.	112,500	4,168,125
Union Pacific Corp.	71,700	4,997,490

		17,428,380

Real Estate Investment Trust — 0.5%
Apartment Investment & Management Co (Class “A” Stock)(b)	24,700	918,840
Archstone-Smith Trust	53,900	1,838,529

STOCK INDEX PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Equity Office Properties Trust	116,800	3,519,184
Equity Residential Properties Trust	78,000	2,512,380
ProLogis	51,200	1,899,520
Simon Property Group, Inc.	63,400	3,840,772

		14,529,225

Restaurants — 0.6%
Darden Restaurants, Inc.	47,750	1,464,970
McDonald’s Corp.	361,400	11,253,996
Wendy’s International, Inc.	30,700	1,198,528
Yum! Brands, Inc.	85,200	4,414,212

		18,331,706

Retail — 6.3%
Albertson’s, Inc.(b)	107,444	2,218,719
AutoNation, Inc.(a)(b)	74,300	1,407,242
AutoZone, Inc.(a)(b)	23,200	1,988,240
Bed Bath & Beyond, Inc.(a)	88,000	3,215,520
Best Buy Co., Inc.(b)	90,550	4,890,605
Big Lots, Inc.(a)	35,200	423,104
Circuit City Stores, Inc.	55,200	885,960
Coach, Inc.(a)	53,200	3,012,716
Costco Wholesale Corp.	132,332	5,846,428
CVS Corp.(b)	114,300	6,014,466
Dillard’s, Inc. (Class “A” Stock)	25,750	692,675
Dollar General Corp.(b)	90,203	1,976,348
Family Dollar Stores, Inc.	45,600	1,384,416
Federated Department Stores, Inc.	48,400	3,080,176
Gap, Inc.(b)	236,287	5,160,508
Home Depot, Inc.	619,919	23,705,702
J.C. Penney Co., Inc.	81,700	4,241,864
Kohl’s Corp.(a)	92,500	4,775,775
Kroger Co.(a)	210,700	3,377,521
Limited Brands(b)	118,996	2,891,603
Liz Claiborne, Inc.	31,800	1,276,134
Lowe’s Cos., Inc.	216,700	12,371,403
May Department Stores Co.	79,600	2,946,792
Nordstrom, Inc.	38,300	2,121,054
Office Depot, Inc.(a)	89,000	1,974,020
OfficeMax, Inc.(b)	21,886	733,181
Safeway, Inc.(a)	125,300	2,321,809
Sears Holdings Corp.(a)(b)	18,413	2,452,018
Sherwin-Williams Co.	39,700	1,746,403
Staples, Inc.(b)	144,400	4,538,492
Starbucks Corp.(a)(b)	113,600	5,868,576
Supervalu, Inc.(b)	39,000	1,300,650
Target Corp.	251,168	12,563,423
Tiffany & Co.(b)	39,300	1,356,636
TJX Cos., Inc.(b)	126,400	3,113,232
Toys ‘R’ Us, Inc.(a)(b)	61,250	1,577,800
Wal-Mart Stores, Inc.(b)	979,400	49,077,734
Walgreen Co.	286,700	12,735,214

		201,264,159

Rubber — 0.1%
B.F. Goodrich Co.	31,800	1,217,622
Cooper Tire & Rubber Co.(b)	18,900	347,004
Goodyear Tire & Rubber Co.(a)	49,200	656,820

		2,221,446

Telecommunications — 4.1%
ADC Telecommunications, Inc.(a)	232,400	462,476
Alltel Corp.(b)	85,600	4,695,160
Andrew Corp.(a)(b)	36,112	422,871
AT&T Corp.(b)	230,473	4,321,369
BellSouth Corp.(b)	517,100	13,594,559
CenturyTel, Inc.(b)	40,400	1,326,736
CIENA Corp.(a)	151,600	260,752
Citizens Communications Co.(b)	90,300	1,168,482
Lucent Technologies, Inc.(a)	1,225,805	3,370,964
Motorola, Inc.	699,595	10,472,937
Nextel Communications, Inc. (Class “A” Stock)(a)	322,700	9,171,134
QUALCOMM, Inc.	462,700	16,957,955
Qwest Communications International, Inc.(a)(b)	509,847	1,886,434
SBC Communications, Inc.(b)	930,974	22,054,774
Scientific-Atlanta, Inc.(b)	46,300	1,306,586
Sprint Corp.(b)	414,900	9,438,975
Tellabs, Inc.(a)(b)	116,000	846,800
Verizon Communications, Inc.	786,338	27,914,999

		129,673,963

Textiles — 0.1%
VF Corp.(b)	29,836	1,764,501

Tobacco — 0.2%
Reynolds American, Inc.(b)	38,300	3,086,597
UST, Inc.(b)	47,900	2,476,430

		5,563,027

Toy Manufacturer — 0.1%
Hasbro, Inc.(b)	47,650	974,443
Mattel, Inc.(b)	119,781	2,557,324

		3,531,767

Trucking & Shipping — 1.0%
FedEx Corp.	85,340	8,017,693
Ryder System, Inc.	17,600	733,920
United Parcel Service, Inc. (Class “B” Stock)	316,400	23,014,936

		31,766,549

Utilities - Electric & Gas — 0.5%
Dynegy, Inc. (Class “A” Stock)(a)	113,300	443,003
Exelon Corp.	187,550	8,606,670
KeySpan Corp.	43,400	1,691,298
NiSource, Inc.	73,000	1,663,670
Progress Energy, Inc.(b)	70,314	2,949,672

		15,354,313

STOCK INDEX PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Utilities - Electric — 1.8%
Allegheny Energy, Inc.(a)(b)	35,200	727,232
Ameren Corp.(b)	56,700	2,778,867
American Electric Power Co., Inc.(b)	107,940	3,676,437
Calpine Corp.(a)(b)	119,900	335,720
CenterPoint Energy, Inc.	90,610	1,090,038
CMS Energy Corp.(a)(b)	53,000	691,120
Consolidated Edison, Inc.(b)	67,600	2,851,368
Constellation Energy Group	51,050	2,639,285
Dominion Resources, Inc.	94,442	7,029,318
DTE Energy Co.	48,600	2,210,328
Duke Energy Co.(b)	271,962	7,617,656
Edison International	91,700	3,183,824
Entergy Corp.(b)	63,200	4,465,712
FirstEnergy Corp.	91,236	3,827,350
FPL Group, Inc.(b)	107,000	4,296,050
Public Service Enterprise Group, Inc.	63,700	3,464,643
Southern Co.(b)	205,800	6,550,614
TECO Energy, Inc.	49,700	779,296

		58,214,858

Waste Management — 0.2%
Allied Waste Industries, Inc.(a)(b)	90,200	659,362
Waste Management, Inc.	162,430	4,686,106

		5,345,468

TOTAL LONG-TERM INVESTMENTS (cost $2,370,064,013)		3,080,774,101

SHORT-TERM INVESTMENTS — 21.8%
Mutual Fund — 21.6%
Dryden Core Investment Fund - Taxable Money Market Series (c)	686,897,407	686,897,407

	Principal Amount (000)
U.S. Government Obligations — 0.2%
United States Treasury Bills(d)(e) 2.67%, 6/16/05	$1,100	1,093,735
United States Treasury Bills(d)(e) 2.73%, 6/16/05	100	99,431
United States Treasury Bills(d)(e) 2.75%, 6/16/05	5,000	4,971,525

		6,164,691

TOTAL SHORT-TERM INVESTMENTS (cost $693,061,877)		693,062,098

TOTAL INVESTMENTS — 118.5% (cost $3,063,125,890 g)		3,773,836,199
LIABILITIES IN EXCESS OF OTHER ASSETS(f) — (18.5)%		(588,116,155)

NET ASSETS — 100%		$3,185,720,044

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $567,734,080; cash collateral of $590,324,304 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Security segregated as collateral for futures contracts.

(e)	Rate quoted represents yield-to-maturity at purchase date.

(f)	Liabilities in excess of other assets include net unrealized depreciation on financial futures as follows:

Open futures contracts outstanding at March 31, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2005	Unrealized Depreciation
Long Positions:
353	S&P 500 Index	Jun 05	$105,877,463	$104,479,175	$(1,398,288)

(g)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$3,064,616,447	$1,031,072,798	$321,853,046	$709,219,752

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

VALUE PORTFOLIO

March 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS
Aerospace & Defense — 3.1%
Empresa Brasileira de Aeronautica S. A. ADR(b)	572,100	$17,906,730
Lockheed Martin Corp.	281,600	17,194,496
Northrop Grumman Corp.	271,700	14,666,366

		49,767,592

Biotechnology — 0.6%
MedImmune, Inc.(a)(b)	376,800	8,971,608

Capital Markets — 5.3%
Bank of New York Co., Inc. (The)	708,700	20,587,735
Lehman Brothers Holdings, Inc.	336,800	31,713,088
Mellon Financial Corp.	408,300	11,652,882
Merrill Lynch & Co., Inc.	377,700	21,377,820

		85,331,525

Chemicals — 2.8%
E.I. du Pont de Nemours & Co.	368,300	18,871,692
Huntsman Corp.(a)(b)	253,200	5,904,624
Mosaic Co. (The)(a)(b)	1,163,200	19,844,192

		44,620,508

Commercial Banks — 1.9%
Bank of America Corp.	679,684	29,974,064

Commercial Services & Supplies — 3.6%
Cendant Corp.	894,700	18,377,138
PHH Corp.(a)	877,435	19,189,503
Waste Management, Inc.	710,000	20,483,500

		58,050,141

Communications Equipment — 1.7%
Avaya, Inc.(a)	1,347,900	15,743,472
Nortel Networks Corp. (Canada)(a)	4,346,900	11,867,037

		27,610,509

Computers & Peripherals — 1.1%
Seagate Technology(a)	917,400	17,935,170

Consumer Finance — 1.4%
American Express Services Co.	182,500	9,375,025
MBNA Corp.	553,800	13,595,790

		22,970,815

Diversified Financial Services — 5.6%
Citigroup, Inc.	980,000	44,041,200
J.P. Morgan Chase & Co.	633,800	21,929,480
Principal Financial Group, Inc. (The)	593,800	22,855,362

		88,826,042

Diversified Telecommunication Services — 3.9%
ALLTEL Corp.(b)	268,300	14,716,255
MCI, Inc.	717,800	17,887,576
SBC Communications, Inc.	656,600	15,554,854
Verizon Communications, Inc.	377,500	13,401,250

		61,559,935

Electric Utilities — 4.0%
E.ON AG ADR (Germany)(b)	406,500	11,686,875
Exelon Corp.	410,500	18,837,845
TXU Corp.	412,400	32,839,412

		63,364,132

Electronic Equipment & Instruments — 0.7%
Agilent Technologies, Inc.(a)	519,600	11,535,120

Energy Equipment & Services — 3.5%
ENSCO International, Inc.	222,500	8,379,350
GlobalSantaFe Corp.	687,700	25,472,408
Halliburton Co.	504,500	21,819,625

		55,671,383

Food & Staples Retailing — 2.4%
Kroger Co. (The)(a)	2,347,000	37,622,410

Food Products — 1.4%
Cadbury Schweppes PLC (ADR)
(United Kingdom)	548,100	22,307,670

Healthcare Providers & Services — 4.8%
CIGNA Corp.(b)	336,500	30,049,450
Express Scripts, Inc.(a)(b)	368,200	32,103,358
Medco Health Solutions, Inc.(a)	286,404	14,197,046

		76,349,854

Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp.	518,000	16,130,520

Household Products — 1.4%
Kimberly-Clark Corp.	327,200	21,506,856

Industrial Conglomerates — 3.7%
General Electric Co.	822,400	29,655,744
Tyco International, Ltd. (Bermuda)	880,900	29,774,420

		59,430,164

VALUE PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Insurance — 7.5%
American International Group, Inc.	423,500	23,466,135
Genworth Financial, Inc. (Class “A” Stock)(b)	593,500	16,333,120
Loews Corp.	355,000	26,106,700
MBIA, Inc.(b)	250,200	13,080,456
St. Paul Travelers Companies, Inc. (The)	589,763	21,661,995
XL Capital, Ltd. (Class “A” Stock)(Cayman Islands)(b)	266,800	19,308,316

		119,956,722

Internet & Catalog Retail — 0.7%
IAC/InterActiveCorp(a)(b)	505,200	11,250,804

IT Services — 2.3%
Accenture Ltd. (Class “A” Stock)(Bermuda)(a)	720,200	17,392,830
SunGard Data Systems, Inc.(a)	539,400	18,609,300

		36,002,130

Machinery — 0.9%
Deere & Co.	214,600	14,406,098

Media — 2.9%
EchoStar Communications Corp. (Class “A” Stock)(b)	543,700	15,903,225
News Corp. (Class “A” Stock)	871,402	14,744,122
Viacom, Inc. (Class “B” Stock)	454,629	15,834,728

		46,482,075

Metals & Mining — 2.6%
Inco Ltd. (Canada)(a)	514,700	20,485,060
Phelps Dodge Corp.	207,300	21,088,629

		41,573,689

Multi-Utilities & Unregulated Power — 2.4%
Dominion Resources, Inc.	302,200	22,492,746
Sempra Energy	405,300	16,147,152

		38,639,898

Office Electronics — 1.8%
Xerox Corp.(a)	1,923,800	29,145,570

Oil & Gas — 12.8%
Eni S.p.A. ADR (Italy)	219,700	28,596,152
ExxonMobil Corp.	239,600	14,280,160
Kerr-McGee Corp.	205,900	16,128,147
Nexen, Inc. (Canada)	640,100	35,160,693
Occidental Petroleum Corp.	505,200	35,955,084
Suncor Energy, Inc. (Canada)	867,200	34,870,112
Total SA, ADR (France)(b)	236,200	27,689,726
Trident Resources Corp. (Cost $11,549,265; purchase date 3/11/05)(a)(d)(e)	278,037	11,491,982

		204,172,056

Paper & Forest Products — 1.2%
Georgia-Pacific Corp.	536,800	19,051,032

Pharmaceuticals — 3.8%
Eli Lilly & Co.	259,800	13,535,580
Novartis AG, ADR (Switzerland)	507,000	23,717,460
Teva Pharmaceutical Industries Ltd. ADR(b)	409,500	12,694,500
Wyeth	269,942	11,386,154

		61,333,694

Software — 0.8%
Computer Associates International, Inc.	3,006	81,463
Microsoft Corp.	515,100	12,449,967

		12,531,430

Thrifts & Mortgage Finance — 1.1%
Freddie Mac	283,400	17,910,880

Tobacco — 2.6%
Altria Group, Inc.	643,400	42,071,926

Wireless Telecommunication Services — 1.4%
Nextel Communications, Inc. (Class “A” Stock)(a)	795,100	22,596,742

TOTAL LONG-TERM INVESTMENTS
(cost $ 1,290,216,350)		1,576,660,764

SHORT-TERM INVESTMENTS — 9.8%
Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series, (cost $156,345,895)(c)	156,345,895	156,345,895

TOTAL INVESTMENTS — 108.5% (cost $ 1,446,562,245)(f)		1,733,006,659
LIABILITIES IN EXCESS OF OTHER
ASSETS — (8.5)%		(136,098,119)

NET ASSETS — 100%		$1,596,908,540

The following abbreviations are used in portfolio descriptions:

ADR American Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $125,415,075; cash collateral of $137,195,350 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral for securities on loan.

(d)	Indicates a fair valued security.

(e)	Indicates a restricted security and deemed illiquid. The aggregate cost is $11,549,265. The aggregate value of $11,491,982 at March 31, 2005 is approximately 0.72% of net assets.

(f)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,450,660,541	$311,922,755	$29,576,637	$282,346,118

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

ZERO COUPON BOND PORTFOLIO 2005

March 31, 2005 (Unaudited)

	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 97.3%
U.S. GOVERNMENT & AGENCY OBLIGATIONS
Federal National Mortgage Association	01/24/06	$2,320	$2,253,198
Financing Corp.	11/11/05	425	416,247
Financing Corp.	08/08/07	2,070	1,879,947
United States Treasury Strip	08/15/05	41,095	40,648,667
United States Treasury Strip	02/15/06	7,970	7,743,692
United States Treasury Strip	08/15/07	5,150	4,703,474

TOTAL LONG-TERM INVESTMENTS (cost $57,080,462)			57,645,225

SHORT-TERM INVESTMENTS — 2.8%
		Shares
MUTUAL FUND
Dryden Core Investment Fund-Taxable Money Market Series (cost $1,654,186)		1,654,186	1,654,186

TOTAL INVESTMENTS — 100.1% (cost $58,734,648)(a)			59,299,411
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%			(68,015)

NET ASSETS — 100.0%			$59,231,396

(a)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$58,734,648	$659,406	$94,643	$564,763

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO

March 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
MUTUAL FUNDS
Jennison Portfolio (Class I)	1,994,265	$34,241,537
SP Goldman Sachs Small Cap Value Portfolio	1,089,318	14,270,061
SP Large Cap Value Portfolio	4,444,576	49,290,345
SP LSV International Value Portfolio	1,947,539	15,736,112
SP Small Cap Growth Portfolio	2,320,705	14,365,163
SP William Blair International Growth Portfolio (Class I)	2,488,034	15,898,538

TOTAL INVESTMENTS — 100.0% (cost $137,747,307)(a)		143,801,756
LIABILITIES IN EXCESS OF OTHER ASSETS		(6,896)

NET ASSETS — 100.0%		$143,794,860

(a)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation as of March 31, 2005 were as follow:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$138,163,984	$6,246,960	$609,188	$5,637,772

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP AIM AGGRESSIVE GROWTH PORTFOLIO

March 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 92.6%
COMMON STOCKS
Advertising — 1.5%
Lamar Advertising Co.(a)	12,400	$499,596

Airlines — 1.4%
JetBlue Airways Corp.(a)	10,700	203,728
Southwest Airlines Co.	17,500	249,200

		452,928

Bank and Savings & Loans — 2.9%
Independence Community Bank Corp.	6,200	241,800
New York Community Bancorp, Inc.	8,569	155,613
North Fork Bancorporation, Inc.	12,300	341,202
Southwest Bancorporation of Texas, Inc.	12,300	225,705

		964,320

Chemicals — 1.4%
Airgas, Inc.	4,000	95,560
PerkinElmer, Inc.	8,800	181,544
Rohm & Haas Co.	3,900	187,200

		464,304

Commercial Services — 7.9%
Acxiom Corp.	8,800	184,184
ChoicePoint, Inc.(a)	8,300	332,913
Cintas Corp.	8,000	330,480
Fiserv, Inc.(a)	10,100	401,980
Iron Mountain, Inc.(a)	14,500	418,180
Jackson Hewitt Tax Service, Inc.	11,000	230,120
Nalco Holding Co.(a)	6,600	124,278
Paychex, Inc.	17,560	576,319

		2,598,454

Computer Services — 3.2%
Affiliated Computer Services, Inc. (Class “A” Stock)(a)	6,200	330,088
BEA Systems, Inc.(a)	21,900	174,543
Brocade Communications Systems, Inc.(a)	1,600	9,472
Cerner Corp.(a)	3,600	189,036
Electronics for Imaging, Inc.(a)	11,000	196,240
Perot Systems Corp. (Class “A” Stock)(a)	10,200	137,088

		1,036,467

Consumer — 0.7%
Fossil, Inc.(a)	9,300	241,103

Containers & Packaging — 0.5%
Owens-Illinois, Inc.(a)	6,600	165,924

Distribution/Wholesale — 1.6%
CDW Corp.	7,050	399,594
WESCO International, Inc.(a)	4,900	137,200

		536,794

Diversified Operations — 2.0%
ARAMARK Corp. (Class “B” Stock)	10,500	275,940
Blount International, Inc.(a)	22,100	375,258

		651,198

Drugs & Medical Supplies — 15.3%
Advanced Medical Optics, Inc.(a)	7,600	275,196
Amylin Pharmaceuticals, Inc.(a)	11,800	206,382
Barr Pharmaceuticals, Inc.(a)	4,600	224,618
Biomet, Inc.	8,800	319,440
Cytyc Corp.(a)	15,800	363,558
Endo Pharmaceuticals Holdings, Inc.(a)	11,400	257,070
Eyetech Pharmaceuticals, Inc.(a)	8,200	225,500
Fisher Scientific International, Inc.(a)	6,600	375,672
Impax Laboratories, Inc.(a)	6,800	108,800
Invitrogen Corp.(a)	2,750	190,300
IVAX Corp.(a)	16,450	325,216
Kyphon, Inc.(a)	6,900	173,673
Medco Health Solutions, Inc.(a)	3,500	173,495
Medicis Pharmaceutical Corp. (Class “A” Stock)	8,700	260,826
MedImmune, Inc.(a)	8,800	209,528
MGI Pharma, Inc.(a)	12,600	318,402
Neurocrine Biosciences, Inc.(a)	6,100	232,166
Omnicare, Inc.	4,300	152,435
OSI Pharmaceuticals, Inc.(a)	3,450	142,623
QLT, Inc. (Canada)(a)	19,800	254,628
Valeant Pharmaceuticals International	11,200	252,224

		5,041,752

Electronics — 6.4%
Alliance Data Systems Corp.(a)	17,500	707,000
DPL, Inc.	7,100	177,500
Harman International Industries, Inc.	1,200	106,152
L-3 Communications Holdings, Inc.	3,100	220,162
Microchip Technology, Inc.	15,055	391,581
Molex, Inc.	6,200	163,432
Polycom, Inc.(a)	8,500	144,075
Synopsys, Inc.(a)	10,000	181,000

		2,090,902

SP AIM AGGRESSIVE GROWTH PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Financial Services — 3.4%
Affiliated Managers Group, Inc.(a)	4,350	269,830
Investors Financial Services Corp.	14,860	726,803
SLM Corp.	2,600	129,584

		1,126,217

Food & Beverage — 1.0%
Coca-Cola Enterprises, Inc.	7,000	143,640
Molson Coors Brewing Co. (Class “B” Stock)	2,300	177,491

		321,131

Healthcare Equipment & Supplies — 1.8%
Kinetic Concepts, Inc.(a)	6,200	369,830
Mine Safety Appliances Co.	5,500	213,070

		582,900

Hospitals/Healthcare Management — 3.4%
Caremark Rx, Inc.(a)	8,300	330,174
DaVita, Inc.(a)	7,900	330,615
Manor Care, Inc.	4,700	170,892
Triad Hospitals, Inc.(a)	5,400	270,540

		1,102,221

Human Resources — 0.9%
Manpower, Inc.	7,000	304,640

Internet — 3.6%
Check Point Software Technologies Ltd.(a)	7,300	158,702
Internet Security Systems, Inc.(a)	8,300	151,890
Juniper Networks, Inc.(a)	7,400	163,244
McAfee, Inc.(a)	10,600	239,136
RSA Security, Inc.(a)	14,600	231,410
VeriSign, Inc.(a)	8,800	252,560

		1,196,942

Leisure — 4.4%
Aztar Corp.(a)	6,900	197,064
Brunswick Corp.	5,300	248,305
International Game Technology	5,700	151,962
La Quinta Corp.(a)	18,200	154,700
Regal Entertainment Group (Class “A” Stock)	16,000	336,480
Royal Caribbean Cruises Ltd.	7,800	348,582

		1,437,093

Machinery — 1.0%
Dover Corp.	5,400	204,066
Terex Corp.(a)	2,500	108,250

		312,316

Manufacturing — 5.5%
American Standard Co., Inc.	7,000	325,360
Bowater, Inc.	6,100	229,787
Cooper Industries, Ltd. (Class “A” Stock)	2,600	185,952
EnerSys(a)	19,300	252,830
Sappi Ltd. ADR(South Africa)	17,500	215,250
Tektronix, Inc.	7,000	171,710
Textron, Inc.	5,800	432,796

		1,813,685

Media — 4.2%
Dow Jones & Co., Inc.	5,700	213,009
Radio One, Inc. (Class “D” Stock)(a)	21,000	309,750
Reader’s Digest Association, Inc. (The)	11,800	204,258
Univision Communications, Inc. (Class “A” Stock)(a)	24,102	667,384

		1,394,401

Oil & Gas Services — 1.0%
BJ Services Co.	6,600	342,408

Real Estate — 0.7%
CB Richard Ellis Group, Inc. (Class “A” Stock)(a)	6,600	230,934

Restaurants — 1.9%
RARE Hospitality International, Inc.(a)	10,100	311,888
Ruby Tuesday, Inc.	13,200	320,628

		632,516

Retail — 6.8%
Aeropostale, Inc.(a)	4,050	132,638
Bed Bath & Beyond, Inc.(a)	7,100	259,434
Best Buy Co., Inc.	5,300	286,253
Hot Topic, Inc.(a)	9,300	203,205
Linens ‘n Things, Inc.(a)	13,200	327,756
MSC Industrial Direct Co., Inc. (Class “A” Stock)	8,400	256,704
PETCO Animal Supplies, Inc.(a)	6,500	239,265
Staples, Inc.	11,000	345,730
Tuesday Morning Corp.(a)	6,200	178,994

		2,229,979

Semiconductors & Semiconductor Equipment — 5.5%
AMIS Holdings, Inc.(a)	19,700	222,413
ATI Technologies, Inc. (Canada)(a)	15,300	264,078
Broadcom Corp. (Class “A” Stock)(a)	6,900	206,448
Integrated Circuit Systems, Inc.(a)	11,800	225,616
KLA-Tencor Corp.	5,800	266,858
Maxim Integrated Products, Inc.	5,800	237,046
Micron Technology, Inc.(a)	14,900	154,066
Novellus Systems, Inc.(a)	8,800	235,224

SP AIM AGGRESSIVE GROWTH PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
		1,811,749

Software — 0.4%
TIBCO Software, Inc.(a)	19,300	143,785

Telecommunication Equipment — 0.9%
ADTRAN, Inc.	7,600	134,064
Tekelec(a)	9,900	157,806

		291,870

Telecommunications — 1.0%
Amdocs Ltd. (United Kingdom)(a)	7,000	198,800
Plantronics, Inc.	3,500	133,280

		332,080

Trucking & Shipping — 0.4%
Sirva, Inc.(a)	17,500	124,425

TOTAL LONG-TERM INVESTMENTS (cost $30,310,205)		30,475,034

SHORT-TERM INVESTMENT — 9.1%

	Principal Amount 000
Repurchase Agreement
State Street Bank & Trust Co., 2.70%, 4/1/05(b) (cost $3,005,433)	$3,005	3,005,433

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN—101.7% (cost $33,315,638)		33,480,467

	Contracts
OUTSTANDING OPTIONS WRITTEN(a) — 0.0%
Call Options
Amdocs Ltd. expiring 4/16/05 @ $30	32	(1,120)
DaVita, Inc. expiring 4/16/05 @ $45	36	(180)
Hot Topic, Inc. expiring 4/16/05 @$22.5	42	(1,680)
IVAX Corp. expiring 6/18/05 @ $20	80	(10,800)

TOTAL OUTSTANDING OPTIONS WRITTEN (Premium received $18,813)		(13,780)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN—101.7% (cost $33,296,825)(c)		33,466,687

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(564,790)

NET ASSETS — 100%		$32,901,897

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $3,005,659 due 4/01/05. The value of the collateral including accrued interest was $3,088,637. Collaterized by United States Treasury or federal agency obligations.

(c)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$33,402,797	$1,412,298	$1,348,408	$63,890

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP AIM CORE EQUITY PORTFOLIO

March 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.2%
COMMON STOCKS
Aerospace — 1.5%
Northrop Grumman Corp.	9,000	$485,820

Banks and Savings & Loans — 2.7%
Bank of America Corp.	12,800	564,480
Bank of New York Co., Inc. (The)	10,900	316,645

		881,125

Chemicals — 1.5%
Dow Chemical Co.	9,700	483,545

Commercial Services — 1.5%
Accenture Ltd.(a)	20,700	499,905

Communications Equipment — 1.2%
Nokia Oyj, ADR (Finland)	24,600	379,578

Computers — 2.5%
International Business Machines Corp.	5,300	484,314
Lexmark International, Inc.(a)	4,100	327,877

		812,191

Computer Services — 1.0%
First Data Corp.	8,200	322,342

Computer Software & Services — 4.5%
Computer Associates International, Inc.	17,900	485,090
Microsoft Corp.	40,600	981,302

		1,466,392

Cosmetics & Soaps — 1.2%
Kimberly-Clark Corp.	6,100	400,953

Diversified Manufacturing Operations — 3.6%
General Electric Co.	18,000	649,080
Tyco International, Ltd. (Bermuda)	16,000	540,800

		1,189,880

Drugs & Medical Supplies — 12.2%
Bristol-Myers Squibb Co.	19,900	506,654
Forest Laboratories, Inc.(a)	17,200	635,540
GlaxoSmithKline PLC, ADR (United Kingdom)	17,800	817,376
Merck & Co., Inc.	29,900	967,863
Teva Pharmaceutical Industries, Ltd., ADR (Israel)	19,200	595,200
Wyeth	10,500	442,890

		3,965,523

Electronics — 2.3%
Analog Devices, Inc.	9,000	325,260
Intel Corp.	18,600	432,078

		757,338

Financial Services — 5.2%
Citigroup, Inc.	8,700	390,978
Fifth Third Bancorp	8,300	356,734
Morgan Stanley	10,500	601,125
Washington Mutual, Inc.	8,740	345,230

		1,694,067

Food & Beverage — 9.5%
Campbell Soup Co.	19,100	554,282
Coca-Cola Co.	9,100	379,197
General Mills, Inc.	19,900	978,085
Kraft Foods, Inc. (Class “A” Stock)	15,000	495,750
Kroger Co. (The)(a)	43,400	695,702

		3,103,016

Insurance — 6.0%
ACE, Ltd. (Cayman Islands)	13,100	540,637
Berkshire Hathaway, Inc. (Class “A” Stock)(a)	7	609,000
Chubb Corp. (The)	5,200	412,204
St. Paul Travelers Cos., Inc. (The)	10,829	397,749

		1,959,590

Machinery — 1.4%
Dover Corp.	12,300	464,817

Media — 2.8%
Gannett Co., Inc.	5,800	458,664
Tribune Co.	11,600	462,492

		921,156

Office Electronics — 1.9%
Xerox Corp.(a)	39,900	604,485

Oil & Gas Exploration & Production — 6.8%
Amerada Hess Corp.	5,145	495,001
GlobalSantaFe Corp. (Cayman Islands)	13,100	485,224
Murphy Oil Corp.	3,725	367,769
Nabors Industries, Ltd. (Bermuda)(a)	7,000	413,980
Total SA	1,900	444,566

		2,206,540

SP AIM CORE EQUITY PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Oil & Gas Services — 7.6%
Baker Hughes, Inc.	8,350	371,492
BJ Services Co.	10,500	544,740
BP PLC, ADR (United Kingdom)	10,225	638,040
Exxon Mobil Corp.	8,950	533,420
Smith International, Inc.	6,000	376,380

		2,464,072

Paper & Forest Products — 1.5%
Georgia-Pacific Corp.	13,900	493,311

Railroads — 1.5%
Union Pacific Corp.	6,850	477,445

Retail — 2.2%
Kohl’s Corp.(a)	13,600	702,168

Semiconductors — 2.4%
National Semiconductor Corp.	22,700	467,847
Xilinx, Inc.	10,900	318,607

		786,454

Telecommunications — 1.0%
SBC Communications, Inc.	13,700	324,553

Utility - Electric — 2.5%
Dominion Resources, Inc.	5,300	394,479
FPL Group, Inc.	10,300	413,545

		808,024

Waste Management — 2.2%
Waste Management, Inc.	25,000	721,250

TOTAL LONG-TERM INVESTMENTS (cost $28,068,981)		29,375,540

SHORT-TERM INVESTMENT — 9.8%

	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Co., 2.70%, 4/1/05(b)(cost $3,194,321)	$3,194	3,194,321
TOTAL INVESTMENTS — 100.0% (cost $31,263,302)		32,569,861
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(13,039)

NET ASSETS — 100%		$32,556,822

The following abbreviations are used in portfolio descriptions:

ADR American Depositary Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $3,194,561 due 4/01/05. The value of the collateral including accrued interest was $3,276,127. Collaterized by United States Treasury or federal agency obligations.

(c)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$31,416,481	$1,760,269	$606,889	$1,153,380

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO

(formerly known as SP Alliance Large Cap Growth Portfolio)

March 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.8%
COMMON STOCKS
Biotechnology — 1.4%
Genentech, Inc.(a)	15,200	$860,472

Building & Construction — 1.5%
Lennar Corp. (Class “A” Stock)	5,100	289,068
Pulte Homes, Inc.	8,900	655,307

		944,375

Computers — 6.8%
Apple Computer, Inc.(a)	28,600	1,191,762
Dell, Inc.(a)	68,000	2,612,560
Research In Motion Ltd. (Canada)(a)	4,700	359,174

		4,163,496

Computer Software & Services — 5.0%
Electronic Arts, Inc.(a)	31,300	1,620,714
Microsoft Corp.	25,200	609,084
Network Appliance, Inc.(a)	30,600	846,396

		3,076,194

Cosmetics & Soaps — 3.4%
Avon Products, Inc.	32,300	1,386,962
Procter & Gamble Co.	12,600	667,800

		2,054,762

Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	8,000	417,360

Diversified Operations — 3.2%
General Electric Co.	39,600	1,427,976
Tyco International Ltd. (Bermuda)	15,100	510,380

		1,938,356

Drugs & Medical Supplies — 12.3%
Alcon, Inc. (Switzerland)	15,300	1,366,137
Amgen, Inc.(a)	28,600	1,664,806
Boston Scientific Corp.(a)	3,700	108,373
Caremark Rx, Inc.(a)	12,100	481,338
Gilead Sciences, Inc.(a)	3,300	118,140
St. Jude Medical, Inc.(a)	41,600	1,497,600
Teva Pharmaceutical Industries Ltd., ADR (Israel)	41,700	1,292,700
Zimmer Holdings, Inc.(a)	12,600	980,406

		7,509,500

Electronics — 6.0%
Broadcom Corp. (Class “A” Stock)(a)	45,300	1,355,376
Marvell Technology Group Ltd. (Bermuda)(a)	45,700	1,752,138
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	65,000	551,200

		3,658,714

Energy Equipment & Services — 0.2%
Baker Hughes, Inc.	2,800	124,572

Financial Services — 10.5%
Charles Schwab Corp.	92,500	972,175
Chicago Merchantile Exchange (The)	900	174,627
Citigroup, Inc.	30,500	1,370,670
Franklin Resources, Inc.	12,100	830,665
Goldman Sachs Group, Inc. (The)	5,900	648,941
Legg Mason, Inc.	9,000	703,260
MBNA Corp.	47,400	1,163,670
Merrill Lynch & Co., Inc.	10,600	599,960

		6,463,968

Food & Beverage — 0.9%
Whole Foods Market, Inc.	5,400	551,502

Health Care Services — 3.7%
UnitedHealth Group, Inc.	13,600	1,297,168
WellPoint, Inc.(a)	7,900	990,265

		2,287,433

Insurance — 6.1%
ACE, Ltd. (Cayman Islands)	19,300	796,511
AFLAC, Inc.	18,900	704,214
American International Group, Inc.	40,400	2,238,564

		3,739,289

Internet — 11.5%
eBay, Inc.(a)	68,500	2,552,310
Google, Inc. (Class “A” Stock)(a)	7,700	1,389,927
Yahoo!, Inc.(a)	91,500	3,101,850

		7,044,087

Leisure — 2.3%
Carnival Corp.	26,800	1,388,508

Media — 2.2%
E.W. Scripps Co. (Class “A” Stock)	21,900	1,067,625
Time Warner, Inc.(a)	6,800	119,340
XM Satellite Radio Holdings, Inc. (Class “A” Stock)(a)	4,900	154,350

		1,341,315

SP ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO (Continued)

(formerly known as SP Alliance Large Cap Growth Portfolio)

March 31, 2005 (Unaudited)

	Shares	Value
Oil & Gas Exploration & Production — 0.6%
Patina Oil & Gas Corp.	9,600	384,000

Oil & Gas Services — 5.7%
Halliburton Co.	49,500	2,140,875
Nabors Industries Ltd.(a)	23,100	1,366,134

		3,507,009

Retail — 5.9%
Lowe’s Cos., Inc.	28,400	1,621,356
Starbucks Corp.(a)	12,500	645,750
Target Corp.	27,500	1,375,550

		3,642,656

Semiconductors — 0.4%
Advanced Micro Devices, Inc.(a)	13,800	222,456

Telecommunications — 9.5%
Corning, Inc.(a)	173,500	1,931,055
Juniper Networks, Inc.(a)	70,700	1,559,642
QUALCOMM, Inc.	63,800	2,338,270

		5,828,967

TOTAL LONG-TERM INVESTMENTS (cost $58,418,438)		61,148,991

SHORT-TERM INVESTMENT — 0.2%

	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Co., 2.25%, 4/1/05(b)(cost $128,180)	$128	128,180

TOTAL INVESTMENTS — 100.0% (cost $58,546,618)		61,277,171
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(9,695)

NET ASSETS — 100%		$61,267,476

The following abbreviations are used in portfolio descriptions:

ADR American Depositary Receipt

(a)	Non-Income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $128,188 due 4/01/05. The value of the collateral including accrued interest was $135,498. Collateralized by United States Treasury or federal agency obligations.

(c)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$59,270,570	$3,721,170	$1,714,569	$2,006,601

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP BALANCED ASSET ALLOCATION PORTFOLIO

March 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
MUTUAL FUNDS
Jennison Portfolio (Class I)	7,703,857	$132,275,226
Money Market Portfolio	3,606,081	36,060,810
SP Goldman Sachs Small Cap Value Portfolio	4,039,537	52,917,929
SP Large Cap Value Portfolio	17,773,860	197,112,108
SP LSV International Value Portfolio	7,660,241	61,894,749
SP PIMCO High Yield Portfolio	4,286,610	43,852,022
SP PIMCO Total Return Portfolio	22,330,204	250,098,286
SP Small Cap Growth Portfolio	8,606,123	53,271,899
SP William Blair International Growth Portfolio (Class I)	9,785,909	62,531,959

TOTAL INVESTMENTS — 100.0% (cost $863,633,821(a))		890,014,988
LIABILITIES IN EXCESS OF OTHER ASSETS		(38,383)

NET ASSETS — 100.0%		$889,976,605

(a)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$865,832,873	$33,630,222	$9,448,107	$24,182,115

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO

March 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
MUTUAL FUNDS
Jennison Portfolio (Class I)	2,759,844	$47,386,513
Money Market Portfolio	3,391,574	33,915,736
SP Goldman Sachs Small Cap Value Portfolio	1,447,208	18,958,431
SP Large Cap Value Portfolio	6,512,620	72,224,957
SP LSV International Value Portfolio	2,940,670	23,760,615
SP PIMCO High Yield Portfolio	2,303,570	23,565,521
SP PIMCO Total Return Portfolio	19,285,869	216,001,732
SP Small Cap Growth Portfolio	3,083,131	19,084,581
SP William Blair International Growth Portfolio (Class I)	3,757,020	24,007,358

TOTAL INVESTMENTS — 100.0% (cost $473,581,132)(a)		478,905,444
LIABILITIES IN EXCESS OF OTHER ASSETS		(21,165)

NET ASSETS — 100.0%		$478,884,279

(a)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$474,839,824	$10,833,843	$6,768,223	$4,065,620

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP DAVIS VALUE PORTFOLIO

March 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS
Auto/Equipment Rental — 0.0%
Cosco Pacific Ltd. (Hong Kong)	11,800	$25,644

Banks — 8.8%
Fifth Third Bancorp	74,300	3,193,414
Golden West Financial Corp.	151,800	9,183,900
HSBC Holdings PLC (United Kingdom)	681,924	10,786,124
Lloyds TSB Group PLC, ADR (United Kingdom)	63,500	2,303,145

		25,466,583

Beverages — 1.4%
Heineken Holding NV (Class “A” Stock) (Netherlands)	127,250	3,930,860

Business Services — 2.6%
Dun & Bradstreet Corp.(a)	42,600	2,617,770
Iron Mountain, Inc.(a)	124,700	3,596,348
Rentokil Initial PLC (United Kingdom)	382,100	1,169,758

		7,383,876

Computers — 0.5%
Hewlett-Packard Co.	69,200	1,518,248

Construction & Housing — 1.4%
Hunter Douglas NV (Netherlands)	800	40,320
Martin Marietta Materials, Inc.	35,600	1,990,752
Vulcan Materials Co.	35,200	2,000,416

		4,031,488

Containers & Packaging — 2.6%
Sealed Air Corp.(a)	145,900	7,578,046

Diversified Consumer Products — 1.4%
Lexmark International, Inc. (Class “A” Stock)(a)	49,000	3,918,530

Diversified Manufacturing — 4.5%
Tyco International Ltd.	386,752	13,072,218

Diversified Operations — 0.1%
China Merchants Holdings International Co., Ltd. (Hong Kong)	118,200	231,870

Drugs & Medical Supplies — 1.3%
Eli Lilly & Co.	47,100	2,453,910
Novartis AG Registered (Switzerland)	29,000	1,352,953

		3,806,863

Financial Services — 16.5%
American Express Co.	339,700	17,450,389
H&R Block, Inc.	97,200	4,916,376
JPMorgan Chase & Co.	267,716	9,262,974
Moody’s Corp.	39,600	3,202,056
Providian Financial Corp.(a)	77,700	1,333,332
State Street Corp.	13,000	568,360
Takefuji Corp. (Japan)	35,620	2,398,362
Wells Fargo & Co.	142,700	8,533,460

		47,665,309

Foods — 2.4%
Diageo PLC, ADR (United Kingdom)	65,500	3,726,950
Hershey Foods Corp.	50,200	3,035,092

		6,762,042

Healthcare Providers & Services — 2.8%
Cardinal Health, Inc.	60,200	3,359,160
HCA, Inc.	89,400	4,789,158

		8,148,318

Insurance — 16.9%
American International Group, Inc.	200,700	11,120,787
Aon Corp.	83,000	1,895,720
Berkshire Hathaway, Inc. (Class “A” Stock)(a)	125	10,875,000
Chubb Corp.	9,900	784,773
Loews Corp.	73,100	5,375,774
Markel Corp.(a)	700	241,647
Marsh & McLennan Cos., Inc.	90,300	2,746,926
Principal Financial Group, Inc.	26,000	1,000,740
Progressive Corp.	99,400	9,120,944
Sun Life Financial, Inc. (Canada)	15,300	497,862
Transatlantic Holdings, Inc.	77,475	5,130,394

		48,790,567

Investment Firms — 4.4%
Citigroup, Inc.	231,100	10,385,634
Morgan Stanley	41,400	2,370,150

		12,755,784

Internet — 0.4%
IAC/InterActiveCorp(a)	56,100	1,249,347

Media — 6.0%
Comcast Corp. (Class “A” Stock)(a)	315,700	10,544,380
Gannett Co., Inc.	18,800	1,486,704
Lagardere SCA (France)	55,600	4,209,140
WPP Group, ADR (United Kingdom)	17,200	975,756

SP DAVIS VALUE PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
		17,215,980

Oil & Gas — 9.9%
ConocoPhillips	71,020	7,658,797
Devon Energy Corp.	127,600	6,092,900
EOG Resources, Inc.	120,000	5,848,800
Occidental Petroleum Corp.	94,100	6,697,097
Transocean, Inc.(a)	45,200	2,325,992

		28,623,586

Real Estate Investment Trust — 2.0%
CenterPoint Properties Trust	138,400	5,674,400

Retail — 3.8%
AutoZone, Inc.(a)	23,700	2,031,090
Costco Wholesale Corp.	202,000	8,924,360

		10,955,450

Software — 0.9%
Microsoft Corp.	109,900	2,656,283

Telecommunications - Wirelines — 0.7%
Nokia Oyj, ADR (Finland)	59,500	918,085
SK Telecom Co., Ltd., ADR (South Korea)	59,600	1,175,312

		2,093,397

Tobacco — 5.3%
Altria Group, Inc.	231,100	15,111,629

Transportation/Shipping — 0.6%
United Parcel Service, Inc. (Class “B” Stock)	25,200	1,833,048

TOTAL LONG-TERM INVESTMENTS (cost $232,752,613)		280,499,366

SHORT-TERM INVESTMENT — 2.7%

	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Co. Repurchase Agreement, 2.75%, 4/1/05 (cost $7,903,000)(b)	$7,903	7,903,000

TOTAL INVESTMENTS — 99.9% (cost $240,655,613)		288,402,366
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		170,093

NET ASSETS — 100%		$288,572,459

The following abbreviation is used in portfolio descriptions:

ADR American Depositary Receipt

(a)	Non-Income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $7,903,604 due 4/01/05. The value of the collateral including accrued interest was $8,213,377. Collaterized by United States Treasury or federal agency obligations.

(c)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$240,903,256	$52,376,592	$4,877,482	$47,499,110

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO

March 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.1%
COMMON STOCKS — 95.0%
Aerospace/Defense — 1.0%
Ducommun, Inc.(a)	59,334	$1,186,680
EDO Corp.	50,006	1,502,680
Rockwell Collins, Inc.	29,934	1,424,559

		4,113,919

Airlines — 0.1%
Frontier Airlines, Inc.(a)	50,335	527,511

Biotechnology — 0.9%
Cell Therapeutics, Inc.(a)	154,205	553,596
MedImmune, Inc.(a)	42,492	1,011,735
Renovis, Inc.(a)	95,035	766,932
United Therapeutics Corp.(a)	24,810	1,133,693

		3,465,956

Brokers — 0.7%
Knight Trading Group, Inc. (Class “A” Stock)(a)	168,981	1,628,977
optionsXpress Holdings, Inc.(a)	27,410	443,768
The Bear Stearns Cos., Inc.	8,572	856,343

		2,929,088

Chemicals — 3.3%
Agrium, Inc. (Canada)	269,127	4,911,568
Albemarle Corp.	75,300	2,737,908
Carlisle Cos., Inc.	3,800	265,126
Minerals Technologies, Inc.	37,519	2,468,000
NuCo2, Inc.(a)	30,012	789,315
Penford Corp.	47,453	771,111
Rohm and Haas Co.	28,995	1,391,760

		13,334,788

Coal — 0.2%
Peabody Energy Corp.	13,686	634,483

Computer Hardware — 2.4%
CDW Corp.	17,005	963,843
Ditech Communications Corp.(a)	230,979	2,880,308
Hutchinson Technology, Inc.(a)	29,625	1,030,358
Imation Corp.	19,629	682,108
Insight Enterprises, Inc.(a)	126,763	2,225,958
Mobility Electronics, Inc.(a)	146,232	1,022,162
ScanSource, Inc.(a)	1,028	53,281
Tech Data Corp.(a)	24,518	908,637

		9,766,655

Computer Software — 2.2%
Activision, Inc.(a)	94,871	1,404,086
Ariba, Inc.(a)	19,180	148,837
Atari, Inc.(a)	646,995	2,044,504
Citadel Security Software, Inc.(a)	203,372	227,777
OPNET Technologies, Inc.(a)	54,633	456,732
Take-Two Interactive Software, Inc.(a)	64,344	2,515,850
Ultimate Software Group, Inc.(a)	96,388	1,540,280
Viisage Technology, Inc.(a)	177,507	598,199

		8,936,265

Construction — 3.6%
Beazer Homes USA, Inc.	41,437	2,066,049
Comfort Systems USA, Inc.(a)	60,774	470,999
ElkCorp.	34,017	1,308,294
Hughes Supply, Inc.	51,740	1,539,265
Infrasource Services, Inc.(a)	57,088	685,056
Jacuzzi Brands, Inc.(a)	196,824	1,921,002
Lennar Corp. (Class “A” Stock)	32,044	1,816,254
Lennox International, Inc.	63,335	1,388,303
Standard Pacific Corp.	27,394	1,977,573
Texas Industries, Inc.	14,582	783,782
WCI Communities, Inc.(a)	20,348	612,068

		14,568,645

Consumer Durables — 0.8%
Mohawk Industries, Inc.(a)	14,492	1,221,675
Select Comfort Corp.(a)	58,988	1,205,715
The Stanley Works	13,415	607,297

		3,034,687

Diversified Energy — 0.7%
The Williams Cos., Inc.	89,849	1,690,060
Western Gas Resources, Inc.	33,500	1,154,075

		2,844,135

SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Drugs — 0.7%
Charles River Laboratories International, Inc.(a)	12,711	597,925
IVAX Corp.(a)	40,043	791,650
PAREXEL International Corp.(a)	35,753	840,196
Watson Pharmaceuticals, Inc.(a)	20,242	622,037

		2,851,808

Electrical Utilities — 4.6%
Avista Corp.	30,054	525,945
Central Vermont Public Service Corp.	11,658	262,072
Cinergy Corp.	10,468	424,163
Cleco Corp.	26,896	572,885
CMS Energy Corp.(a)	86,626	1,061,169
Edison International	13,534	469,900
El Paso Electric Co.(a)	174,114	3,308,166
Entergy Corp.	14,423	1,019,129
FirstEnergy Corp.	28,307	1,187,479
MGE Energy, Inc.	8,489	281,410
PG&E Corp.	42,534	1,450,409
Pinnacle West Capital Corp.	7,290	309,898
PNM Resources, Inc.	90,218	2,407,016
PPL Corp.	46,313	2,500,439
Southern Union Co.(a)	44,516	1,117,797
Westar Energy, Inc.	55,778	1,207,036
Wisconsin Energy Corp.	16,124	572,402

		18,677,315

Energy Resources — 4.5%
EOG Resources, Inc.	65,966	3,215,183
Parallel Petroleum Corp.(a)	78,864	579,650
Patina Oil & Gas Corp.	19,260	770,400
Range Resources Corp.	268,964	6,282,999
Unocal Corp.	25,001	1,542,312
Whiting Petroleum Corp.(a)	140,508	5,729,916

		18,120,460

Environmental & Other Services — 2.0%
Harsco Corp.	4,098	244,282
ITT Educational Services, Inc.(a)	45,606	2,211,891
Medical Staffing Network Holdings, Inc.(a)	144,973	958,272
PRG-Shultz International, Inc.(a)	265,733	1,331,322
Republic Services, Inc.	25,855	865,625
School Specialty, Inc.(a)	27,936	1,093,974
TRC Cos., Inc.(a)	24,930	366,471
Waste Connections, Inc.(a)	32,143	1,116,969

		8,188,806

Food & Beverage — 1.8%
American Italian Pasta Co. (Class “A” Stock)	43,349	1,187,763
Archer-Daniels-Midland Co.	34,031	836,482
Hain Celestial Group, Inc.(a)	57,668	1,074,932
Sensient Technologies Corp.	156,746	3,379,444
Smithfield Foods, Inc.(a)	13,319	420,214
The Pepsi Bottling Group, Inc.	13,177	366,979

		7,265,814

Forest — 1.9%
Caraustar Industries, Inc.(a)	344,190	4,440,051
Packaging Corp. of America	43,946	1,067,448
Universal Forest Products, Inc.	45,561	1,770,045
Wausau-Mosinee Paper Corp.	17,716	250,504

		7,528,048

Gas Utilities — 2.8%
AGL Resources, Inc.	120,255	4,200,507
Atmos Energy Corp.	43,206	1,166,562
Energen Corp.	19,214	1,279,652
Northwest Natural Gas Co.	71,896	2,600,478
Piedmont Natural Gas, Inc.	22,249	512,617
South Jersey Industries, Inc.	15,274	861,454
WGL Holdings, Inc.	27,036	837,035

		11,458,305

Health Insurance — 0.4%
Health Net, Inc.(a)	47,428	1,551,370

Home Products — 1.8%
Elizabeth Arden, Inc.(a)	126,414	3,001,069
Helen of Troy Ltd. (Bermuda)(a)	62,155	1,701,804
Jarden Corp.(a)	16,199	743,210
Oneida Ltd.(a)	134,314	335,785
The Clorox Co.	23,591	1,485,997
The Estee Lauder Cos., Inc. (Class “A” Stock)	3,043	136,874

		7,404,739

Hotel & Leisure — 1.7%
Argosy Gaming Co.(a)	8,222	377,554
Aztar Corp.(a)	37,307	1,065,488
Callaway Golf Co.	45,994	588,723
Fossil, Inc.(a)	36,014	933,663
Harrah’s Entertainment, Inc.	13,521	873,186

SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Hilton Hotels Corp.	31,402	701,835
K2, Inc.(a)	152,498	2,096,848

		6,637,297

Industrial Components — 3.0%
Actuant Corp. (Class “A” Stock)(a)	58,984	2,649,561
American Standard Cos., Inc.	27,095	1,259,376
Applied Industrial Technologies, Inc.	22,746	618,691
Eaton Corp.	7,804	510,382
Lindsay Manufacturing Co.	27,734	529,165
Wabash National Corp.(a)	259,141	6,323,040

		11,890,215

Information Services — 1.5%
BearingPoint, Inc.(a)	78,777	690,874
Lionbridge Technologies, Inc.(a)	458,538	2,609,081
MTC Technologies, Inc.(a)	81,287	2,641,828

		5,941,783

Internet — 0.4%
Autobytel, Inc.(a)	276,474	1,393,429
E.piphany, Inc.(a)	43,703	155,146

		1,548,575

Life Insurance — 0.8%
StanCorp Financial Group, Inc.	24,522	2,078,975
Torchmark Corp.	19,041	993,940

		3,072,915

Media — 1.2%
ADVO, Inc.	62,444	2,338,528
Emmis Communications Corp. (Class “A” Stock)(a)	22,336	429,298
Lamar Advertising Co. (Class “A” Stock)(a)	28,955	1,166,597
Regent Communications, Inc.(a)	186,205	996,196

		4,930,619

Medical Products — 1.4%
Abaxis, Inc.(a)	56,124	496,698
Conceptus, Inc.(a)	181,360	1,414,608
NDCHealth Corp.	91,533	1,462,697
PSS World Medical, Inc.(a)	111,647	1,269,426
ThermoGenesis Corp.(a)	206,088	1,030,440

		5,673,869

Medical Providers — 0.9%
Psychiatric Solutions, Inc.(a)	14,915	686,090
Radiologix, Inc.(a)	260,514	1,117,605
United Surgical Partners International, Inc.(a)	27,344	1,251,535
WebMD Corp.(a)	76,610	651,185

		3,706,415

Mining — 2.5%
Commercial Metals Co.	92,952	3,150,143
Maverick Tube Corp.(a)	41,518	1,349,750
Mueller Industries, Inc.	99,879	2,811,594
Nucor Corp.	11,443	658,659
Oregon Steel Mills, Inc.(a)	60,880	1,400,240
Schnitzer Steel Industries, Inc. (Class “A” Stock)	24,505	826,554

		10,196,940

Motor Vehicle — 1.8%
American Axle & Manufacturing Holdings, Inc.	69,458	1,701,721
ArvinMeritor, Inc.	64,685	1,000,677
Autoliv, Inc. (Sweden)	16,652	793,468
Commercial Vehicle Group, Inc.(a)	5,543	110,860
Lear Corp.	12,863	570,602
LoJack Corp.(a)	71,161	979,887
Methode Eletronics, Inc.	44,811	542,661
Tenneco Automotive, Inc.(a)	108,878	1,356,620

		7,056,496

Oil Services — 1.0%
Hydril(a)	15,279	892,446
Patterson-UTI Energy, Inc.	74,713	1,869,319
Petroleum Development Corp.(a)	12,443	468,977
Willbros Group, Inc. (Panama)(a)	35,531	717,726

		3,948,468

Parts & Equipment — 2.3%
Baldor Electric Co.	31,085	802,304
Cooper Industries, Ltd. (Bermuda)(Class “A” Stock)	3,900	278,928
CyberOptics Corp.(a)	38,873	485,135
Franklin Electric Co., Inc.	31,676	1,195,135
GrafTech International Ltd.(a)	452,255	2,573,331
Lydall, Inc.(a)	139,692	1,550,581
Modtech Holdings, Inc.(a)	38,784	329,664
MTS Systems Corp.	3,730	108,282

SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Tennant Co.	10,259	396,921
Terex Corp.(a)	32,207	1,394,563
W-H Energy Services, Inc.(a)	13,803	330,306

		9,445,150

Property Insurance — 4.1%
Ambac Financial Group, Inc.	10,123	756,694
Aspen Insurance Holdings Ltd. (Bermuda)	37,467	944,543
Donegal Group, Inc. (Class “A” Stock)	29,328	532,890
Everest Re Group Ltd. (Barbados)	14,247	1,212,562
Hub International Ltd. (Canada)	14,944	288,419
NYMAGIC, Inc.	23,099	547,446
PartnerRe Ltd. (Bermuda)	19,644	1,269,002
ProAssurance Corp.(a)	56,218	2,220,611
ProCentury Corp.	96,844	1,015,894
PXRE Group Ltd. (Bermuda)	61,354	1,573,730
RenaissanceRe Holdings Ltd. (Bermuda)	25,645	1,197,622
RLI Corp.	57,615	2,388,142
The Navigators Group, Inc.(a)	32,307	1,070,816
The PMI Group, Inc.	15,048	571,974
Willis Group Holdings Ltd. (United Kingdom)	25,311	933,217

		16,523,562

Publishing — 0.8%
Belo Corp. (Class “A” Stock)	1,357	32,758
Dow Jones & Co., Inc.	28,000	1,046,360
Journal Register Co.(a)	80,971	1,352,216
LECG Corp.(a)	35,992	705,443

		3,136,777

Real Estate Investment Trust — 9.3%
Acadia Realty Trust	56,588	909,935
Affordable Residential Communities	37,811	478,309
Agree Realty Corp.	44,762	1,207,679
American Campus Communities, Inc.	14,645	307,545
AmeriVest Properties, Inc.	46,019	238,378
Apartment Investment & Management Co. (Class “A” Stock)	34,772	1,293,518
BioMed Realty Trust, Inc.	49,387	1,017,372
Brandywine Realty Trust	61,726	1,753,018
Capital Automotive REIT	79,158	2,621,713
Commercial Net Lease Realty	125,353	2,312,763
Corporate Office Properties Trust	11,024	291,916
Correctional Properties Trust	74,252	1,874,863
Developers Diversified Realty Corp.	26,419	1,050,155
Entertainment Properties Trust	30,947	1,282,134
Gables Residential Trust	22,032	733,666
Hersha Hospitality Trust	26,870	267,894
iStar Financial, Inc.	53,717	2,212,066
LaSalle Hotel Properties	51,054	1,483,119
Lexington Corporate Properties Trust	89,283	1,958,869
MFA Mortgage Investments, Inc.	171,334	1,303,852
OMEGA Healthcare Investors, Inc.	82,687	907,903
Parkway Properties, Inc.	58,755	2,743,859
Plum Creek Timber Co., Inc.	27,494	981,536
Post Properties, Inc.	24,162	749,988
Prentiss Properties Trust	79,576	2,718,316
RAIT Investment Trust	101,814	2,730,651
Spirit Finance Corp.	33,752	366,547
Town & Country Trust	28,197	745,811
U-Store-It Trust	46,148	802,975

		37,346,350

Regional Banks — 8.5%
Alabama National BanCorp.	35,868	2,219,871
Alliance Bankshares Corp.(a)	24,056	371,665
Berkshire Hills Bancorp, Inc.	26,982	910,642
Brookline Bancorp, Inc.	102,673	1,529,828
Cardinal Financial Corp.(a)	64,017	588,956
Central Pacific Financial Corp.	45,934	1,545,679
Citizens Banking Corp.	103,857	3,049,242
Commerce Bancshares, Inc.	12,556	605,199
First Community Bancorp	30,164	1,336,265
First Niagara Financial Group, Inc.	191,399	2,528,381
First Oak Brook Bancshares, Inc.	18,107	530,354
FirstMerit Corp.	49,521	1,325,182
IBERIABANK Corp.	34,294	1,929,380
Interchange Financial Services Corp.	13,764	237,429
KeyCorp	23,819	772,927
M&T Bank Corp.	15,397	1,571,418
Main Street Banks, Inc.	51,056	1,351,963
Millennium Bankshares Corp.(a)	63,087	536,240
PFF Bancorp, Inc.	141,163	3,896,099
Placer Sierra Bancshares	40,284	925,323
Prosperity Bancshares, Inc.	20,762	549,985
Southcoast Financial Corp.(a)	25,017	609,414
Sterling Bancorp	24,733	600,270
Sun Bancorp, Inc.(a)	11,041	252,673
Texas United Bancshares, Inc.	27,269	490,842
The Bancorp, Inc.(a)	106,552	1,491,728
United Community Banks, Inc.	48,875	1,159,804
West Coast Bancorp	5,997	142,729
Zions Bancorp.	18,602	1,283,910

		34,343,398

SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Restaurants — 0.8%
Buca, Inc.(a)	149,744	940,243
California Pizza Kitchen, Inc.(a)	49,654	1,163,890
Total Entertainment Restaurant Corp.(a)	82,691	941,850
Yum! Brands, Inc.	3,911	202,629

		3,248,612

Retail - Apparel — 4.5%
Aaron Rents, Inc.	142,490	2,849,800
Big Lots, Inc.(a)	54,938	660,355
Brookstone, Inc.(a)	116,013	1,881,731
Federated Department Stores, Inc.	23,028	1,465,502
J.C. Penney Co., Inc.	26,624	1,382,318
K-Swiss, Inc. (Class “A” Stock)	38,381	1,267,724
Kellwood Co.	56,302	1,620,935
Ross Stores, Inc.	20,796	605,995
Sharper Image Corp.(a)	66,207	1,099,698
The Dress Barn, Inc.(a)	34,203	623,179
The Gymboree Corp.(a)	208,784	2,618,151
The Talbots, Inc.	19,076	610,050
Zale Corp.(a)	52,991	1,574,893

		18,260,331

Semiconductors — 0.7%
Amphenol Corp. (Class “A” Stock)	17,289	640,384
Power Integrations, Inc.(a)	3,140	65,595
Tessera Technologies, Inc.(a)	53,099	2,295,470

		3,001,449

Specialty Financials — 3.8%
Accredited Home Lenders Holding Co.(a)	116,012	4,203,115
Affiliated Managers Group, Inc.(a)	36,868	2,286,922
American Capital Strategies Ltd.	28,369	891,070
CIT Group, Inc.	28,253	1,073,614
Financial Federal Corp.	68,338	2,417,115
iShares Russell 2000 Value Index Fund, Inc.	25,056	4,616,568

		15,488,404

Telephones — 1.8%
Alaska Communications Systems Group, Inc.	81,269	816,753
Cincinnati Bell, Inc.(a)	237,631	1,009,932
Iowa Telecommunication Services, Inc.	34,887	680,296
Valor Communications Group, Inc.	56,927	823,734
West Corp.(a)	127,814	4,090,048

		7,420,763

Thrifts — 2.1%
BankUnited Financial Corp. (Class “A” Stock)	87,007	2,337,008
Fidelity Bankshares, Inc.	84,133	1,933,376
IndyMac Bancorp, Inc.	61,896	2,104,464
Irwin Financial Corp.	46,645	1,073,768
NetBank, Inc.	124,980	1,059,831

		8,508,447

Tobacco — 0.2%
Reynolds American, Inc.	8,226	662,933

Transportation — 3.0%
AirTran Holdings, Inc.(a)	230,088	2,082,296
Dryships, Inc. (Marshall Islands)(a)	14,309	278,882
Forward Air Corp.	7,495	319,137
Frontier Oil Corp.	77,363	2,805,182
Heartland Express, Inc.	59,646	1,142,221
OMI Corp. (Marshall Islands)	127,017	2,432,376
SCS Transportation, Inc.(a)	95,006	1,766,162
Teekay Shipping Corp. (Bahamas)	15,485	696,051
Yellow Roadway Corp.(a)	10,372	607,177

		12,129,484

Trust/Processors — 0.5%
Apollo Investment Corp.	77,900	1,307,162
Northern Trust Corp.	18,845	818,627

		2,125,789

TOTAL COMMON STOCKS (cost $358,251,769)		383,447,838

	Moody’s Rating	Principal Amount (000)
CORPORATE BONDS — 0.1%
Diversified
Mueller Industries, Inc.
6.00%, 11/1/14
(cost $425,596)	NR	$434	419,895

TOTAL LONG-TERM INVESTMENTS (cost $358,677,365)			383,867,733

SHORT-TERM INVESTMENT — 5.1%

SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Principal Amount (000)	Value
Repurchase Agreement
State Street Bank & Trust Company 2.25%, 4/1/05 (cost $20,780,122)(b)	$20,780	20,780,122

TOTAL INVESTMENTS — 100.2% (cost $379,457,487 c)		404,647,855
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(889,222)

NET ASSETS — 100%		$403,758,633

The following abbreviation is used in portfolio description:

NR	Not Rated

REIT	Real Estate Investment Trust

(a)	Non-Income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $20,781,421 due 4/1/05. The value of the collateral including accrued interest was $21,287,570. Collateralized by United States Treasury or federal agency obligations.

(c)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$380,214,199	$43,215,537	$18,781,881	$24,433,656

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP GROWTH ASSET ALLOCATION PORTFOLIO

March 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
MUTUAL FUNDS
Jennison Portfolio (Class I)	8,179,314	$140,438,816
SP Goldman Sachs Small Cap Value Portfolio	3,752,755	49,161,087
SP Large Cap Value Portfolio	18,656,100	206,896,149
SP LSV International Value Portfolio	7,842,059	63,363,836
SP PIMCO High Yield Portfolio	3,413,232	34,917,360
SP PIMCO Total Return Portfolio	8,255,307	92,459,434
SP Small Cap Growth Portfolio	9,137,500	56,561,125
SP William Blair International Growth Portfolio (Class I)	10,017,984	64,014,921

TOTAL INVESTMENTS — 100.0% (cost $678,513,794 (a))		707,812,728
LIABILITIES IN EXCESS OF OTHER ASSETS		(30,771)

NET ASSETS — 100.0%		$707,781,957

(a)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$681,316,721	$31,999,398	$5,503,391	$26,496,007

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP LARGE CAP VALUE PORTFOLIO

March 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS
Aerospace/Defense — 3.4%
Lockheed Martin Corp.	154,700	$9,445,982
Northrop Grumman Corp.	51,100	2,758,378
Raytheon Co.	171,200	6,625,440
United Technologies Corp.	28,200	2,866,812

		21,696,612

Air Freight & Couriers — 0.2%
FedEx Corp.	6,700	629,465
United Parcel Service, Inc. (Class “B” Stock)	9,600	698,304

		1,327,769

Auto Components — 1.2%
Delphi Corp.	375,600	1,682,688
Johnson Controls, Inc.	27,400	1,527,824
Lear Corp.	96,700	4,289,612

		7,500,124

Automobiles — 0.1%
Ford Motor Co.	10,700	121,231
General Motors Corp.	20,100	590,739

		711,970

Beverages — 0.7%
Coca-Cola Co.	82,600	3,441,942
PepsiCo, Inc.	20,000	1,060,600

		4,502,542

Biotechnology — 0.1%
Gilead Sciences, Inc.(a)	13,500	483,300

Chemicals — 1.6%
Air Products & Chemicals, Inc.	61,000	3,860,690
Dow Chemical Co. (The)	16,300	812,555
PPG Industries, Inc.	9,700	693,744
Praxair, Inc.	58,000	2,775,880
Rohm & Haas Co.	45,500	2,184,000

		10,326,869

Commercial Banks — 5.1%
Astoria Financial Corp.	17,300	437,690
Bank of America Corp.	203,300	8,965,530
Bank of New York Co., Inc.	39,500	1,147,475
BB&T Corp.	19,800	773,784
FirstMerit Corp.	14,200	379,992
KeyCorp	148,900	4,831,805
Marshall & IIsley Corp.	7,400	308,950
Mellon Financial Corp.	37,700	1,075,958
North Fork Bancorporation, Inc.	123,400	3,423,116
PNC Financial Services Group	11,600	597,168
UnionBanCal Corp.	63,600	3,895,500
Wachovia Corp.	22,500	1,145,475
Wells Fargo & Co.	74,300	4,443,140
Zions Bancorporation	16,600	1,145,732

		32,571,315

Commercial Services & Supplies — 2.1%
Cendant Corp.	308,000	6,326,320
Nalco Holding Co.(a)	70,200	1,321,866
PHH Corp.(a)	13,840	302,681
Waste Management, Inc.	203,500	5,870,975

		13,821,842

Communications Equipment — 0.4%
Cisco Systems, Inc.(a)	19,500	348,855
Corning, Inc.(a)	87,200	970,536
Juniper Networks, Inc.(a)	19,200	423,552
QUALCOMM, Inc.	18,200	667,030

		2,409,973

Computers & Peripherals — 1.2%
EMC Corp.(a)	132,500	1,632,400
Hewlett-Packard Co.	105,200	2,308,088
International Business Machines Corp. (IBM)	29,800	2,723,124
Lexmark International, Inc. (Class “A” Stock)(a)	8,500	679,745
NCR Corp.(a)	5,300	178,822
Sun Microsystems, Inc.(a)	128,500	519,140

		8,041,319

SP LARGE CAP VALUE PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Containers & Packaging — 0.1%
Smurfit-Stone Container Corp.(a)	4,200	64,974
Temple-Inland, Inc.	6,300	457,065

		522,039

Diversified Consumer Products — 0.0%
Fortune Brands, Inc.	1,500	120,945

Diversified Financial Services — 8.6%
Ameritrade Holding Corp.(a)	92,100	940,341
Capital One Financial Corp.	100	7,477
Charles Schwab Corp.	147,200	1,547,072
CIT Group, Inc.	197,000	7,486,000
Citigroup, Inc.	311,200	13,985,328
Countrywide Financial Corp.	67,400	2,187,804
Doral Financial Corp.	10,200	223,278
E*TRADE Financial Corp.(a)	2,600	31,200
Goldman Sachs Group, Inc.	35,600	3,915,644
MBNA Corp.	83,800	2,057,290
Merrill Lynch & Co., Inc.	4,800	271,680
Morgan Stanley	103,500	5,925,375
Principal Financial Group, Inc.	205,600	7,913,544
State Street Corp.	80,300	3,510,716
U.S. Bancorp	195,700	5,640,074

		55,642,823

Diversified Telecommunication Services — 2.3%
AT&T Corp.	1,300	24,375
MCI, Inc.(a)	24,700	615,524
SBC Communications, Inc.	262,900	6,228,101
Sprint Corp.	55,000	1,251,250
Verizon Communications, Inc.	182,200	6,468,100

		14,587,350

Electric Utilities — 7.2%
Alliant Energy Corp.	116,100	3,109,158
CMS Energy Corp.(a)	44,400	578,976
Consolidated Edison, Inc.	40,900	1,725,162
Constellation Energy Group	41,700	2,155,890
Dominion Resources, Inc.	56,500	4,205,295
Edison International	65,500	2,274,160
Entergy Corp.	75,600	5,341,896
FirstEnergy Corp.	182,300	7,647,485
FPL Group, Inc.	348,900	14,008,335
Northeast Utilities	31,700	610,859
Pepco Holdings, Inc.	4,700	98,653
PG&E Corp.	24,000	818,400
Pinnacle West Capital Corp.	12,100	514,371
PPL Corp.	31,100	1,679,089
Wisconsin Energy Corp.	14,800	525,400
Xcel Energy, Inc.	58,000	996,440

		46,289,569

Energy Equipment & Services — 0.2%
Baker Hughes, Inc.	22,000	978,780

Food & Staples Retailing — 2.5%
Albertson’s, Inc.	411,900	8,505,735
Sysco Corp.	24,300	869,940
Unilever PLC ADR (United Kingdom)	164,200	6,568,000

		15,943,675

Food Products — 1.1%
H.J. Heinz Co.	4,400	162,096
Kraft Foods, Inc. (Class “A” Stock)	121,200	4,005,660
Sara Lee Corp.	144,300	3,197,688

		7,365,444

Healthcare Equipment & Supplies — 0.4%
Biomet, Inc.	6,200	225,060
Boston Scientific Corp.(a)	41,800	1,224,322
Guidant Corp.	6,700	495,130
McKesson Corp.	10,000	377,500

		2,322,012

Healthcare Providers & Services — 3.4%
Aetna, Inc.	95,600	7,165,220
HCA, Inc.	94,300	5,051,651
Tenet Healthcare Corp.(a)	617,500	7,119,775
WellPoint, Inc.(a)	19,400	2,431,790

		21,768,436

Hotels, Restaurants & Leisure — 3.2%
Caesars Entertainment, Inc.(a)	312,500	6,184,375
Carnival Corp. (Panama)	20,300	1,051,743
Hilton Hotels Corp.	46,900	1,048,215
International Game Technology	32,600	869,116
Marriott International, Inc. (Class “A” Stock)	13,100	875,866
McDonald’s Corp.	102,300	3,185,622
Starwood Hotels & Resorts Worldwide, Inc.	10,500	630,315
Wendy’s International, Inc.	8,000	312,320
Yum! Brands, Inc.	121,000	6,269,010

		20,426,582

SP LARGE CAP VALUE PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Household Durables — 2.2%
D.R. Horton, Inc.	24,766	724,158
Lennar Corp. (Class “A” Stock)	237,300	13,450,164
Pulte Homes, Inc.	3,400	250,342

		14,424,664

Household Products — 0.4%
Procter & Gamble Co.	46,400	2,459,200

Index Fund — 0.5%
iShares Russell 1000 Value Index Fund	50,210	3,304,320

Industrial Conglomerates — 4.2%
3M Co.	14,300	1,225,367
Dover Corp.	4,000	151,160
General Electric Co.	515,900	18,603,354
Honeywell International, Inc.	200	7,442
Tyco International, Ltd. (Bermuda)	213,300	7,209,540

		27,196,863

Insurance — 9.8%
AFLAC, Inc.	55,900	2,082,834
Allmerica Financial Corp.(a)	115,200	4,141,440
Allstate Corp. (The)	114,900	6,211,494
AMBAC Financial Group, Inc.	25,400	1,898,650
American International Group, Inc.	10,700	592,887
Assurant, Inc.	17,700	596,490
Chubb Corp. (The)	3,200	253,664
CIGNA Corp.	300	26,790
Genworth Financial, Inc. (Class “A” Stock)	60,300	1,659,456
Hartford Financial Services Group, Inc.	46,400	3,181,184
MBIA, Inc.	15,000	784,200
MetLife, Inc.	388,100	15,174,710
Progressive Corp.	7,600	697,376
Protective Life Corp.	11,400	448,020
St. Paul Travelers Cos., Inc. (The)	352,500	12,947,325
Torchmark Corp.	18,600	970,920
UnumProvident Corp.	660,400	11,240,008
W. R. Berkley Corp.	9,000	446,400

		63,353,848

IT Consulting & Services — 0.1%
Affiliated Computer Services, Inc. (Class “A” Stock)(a)	10,700	569,668
Computer Sciences Corp.(a)	4,000	183,400

		753,068

IT Services — 2.5%
Electronic Data Systems Corp.	781,800	16,159,806

Leisure Equipment & Products — 1.2%
Eastman Kodak Co.	194,600	6,334,230
Mattel, Inc.	61,400	1,310,890

		7,645,120

Machinery — 1.4%
Caterpillar, Inc.	1,000	91,440
Deere & Co.	18,200	1,221,766
Eaton Corp.	42,500	2,779,500
ITT Industries, Inc.	1,000	90,240
SPX Corp.	105,500	4,566,040

		8,748,986

Media — 2.5%
Comcast Corp. (Special Class “A” Stock)(a)	8,900	297,260
DIRECTV Group, Inc. (The)(a)	20,100	289,842
E.W. Scripps Co. (The) (Class “A” Stock)	20,600	1,004,250
EchoStar Communications Corp. (Class “A” Stock)(a)	13,600	397,800
Gannett Co., Inc.	50,800	4,017,264
Knight-Ridder, Inc.	5,700	383,325
Liberty Media Corp. (Class “A” Stock)(a)	18,200	188,734
News Corp. (Class “B” Stock)	35,628	602,825
Time Warner, Inc.(a)	242,100	4,248,855
Tribune Co.	5,400	215,298
Viacom, Inc. (Class “B” Stock)	128,800	4,486,104

		16,131,557

Metal & Mining — 1.1%
Alcoa, Inc.	212,300	6,451,797
United States Steel Corp.	13,900	706,815

		7,158,612

Multiline Retail — 2.0%
Costco Wholesale Corp.	5,100	225,318
Federated Department Stores, Inc.	24,300	1,546,452
Kohl’s Corp.(a)	14,500	748,635
Limited Brands, Inc.	1,700	41,310
Sears Holdings Corp.(a)	75,224	10,017,646
Target Corp.	1,300	65,026

SP LARGE CAP VALUE PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
		12,644,387

Multi-Utilities — 0.2%
Dynegy, Inc. (Class “A” Stock)(a)	25,900	101,269
SCANA Corp.	27,300	1,043,406

		1,144,675

Oil & Gas — 7.7%
Anadarko Petroleum Corp.	18,100	1,377,410
Apache Corp.	18,400	1,126,632
ChevronTexaco Corp.	101,700	5,930,127
ConocoPhillips	58,400	6,297,856
Devon Energy Corp.	51,600	2,463,900
Exxon Mobil Corp.	331,600	19,763,360
Occidental Petroleum Corp.	13,300	946,561
Sunoco, Inc.	68,300	7,070,416
Unocal Corp.	46,000	2,837,740
Valero Energy Corp.	19,400	1,421,438

		49,235,440

Paper & Forest Products — 1.1%
Bowater, Inc.	8,700	327,729
Georgia-Pacific Corp.	13,000	461,370
International Paper Co.	39,200	1,442,168
Weyerhaeuser Co.	68,100	4,664,850

		6,896,117

Personal Products — 0.1%
Gillette Co.	8,600	434,128

Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co.	21,300	542,298
Eli Lilly & Co.	10,400	541,840
Forest Laboratories, Inc.(a)	17,500	646,625
OSI Pharmaceuticals, Inc.(a)	15,100	624,234
Sepracor, Inc.(a)	12,200	700,402
Wyeth	9,200	388,056

		3,443,455

Real Estate Investment Trust — 3.3%
Apartment Investment & Management Co. (Class “A” Stock)	146,000	5,431,200
Camden Property Trust	7,800	366,834
CarrAmerica Realty Corp.	13,500	425,925
CenterPoint Properties Trust	6,100	250,100
Duke Realty Corp.	15,800	471,630
Equity Office Properties Trust	37,000	1,114,810
General Growth Properties, Inc.	5,800	197,780
Host Marriott Corp.	7,500	124,200
Kimco Realty Corp.	19,700	1,061,830
Liberty Property Trust	5,800	226,490
Mack-Cali Realty Corp.	20,000	847,000
New Century Financial Corp.	135,600	6,348,792
Plum Creek Timber Co., Inc.	86,800	3,098,760
ProLogis	33,500	1,242,850

		21,208,201

Road & Rail — 1.0%
CSX Corp.	14,500	603,925
Norfolk Southern Corp.	56,400	2,089,620
Union Pacific Corp.	52,600	3,666,220

		6,359,765

Semiconductor Equipment & Products — 0.1%
Analog Devices, Inc.	8,000	289,120
QLogic Corp.(a)	1,900	76,950

		366,070

Software — 3.2%
BMC Software, Inc.(a)	260,900	3,913,500
Computer Associates International, Inc.	472,000	12,791,200
Microsoft Corp.	115,600	2,794,052
Oracle Corp.(a)	91,300	1,139,424

		20,638,176

Specialty Retail — 0.5%
Abercrombie & Fitch Co. (Class “A” Stock)	4,300	246,132
Foot Locker, Inc.	2,900	84,970
Home Depot, Inc.	22,300	852,752
Lowe’s Cos., Inc.	18,400	1,050,456
Nordstrom, Inc.	6,200	343,356
Staples, Inc.	26,900	845,467

		3,423,133

Textiles, Apparel & Luxury Goods — 1.1%
Jones Apparel Group, Inc.	142,700	4,779,023
NIKE, Inc. (Class “B” Stock)	27,100	2,257,701

		7,036,724

Thrifts & Mortgage Finance — 2.4%
Freddie Mac	136,700	8,639,440

SP LARGE CAP VALUE PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Washington Mutual, Inc.	179,700	7,098,150

		15,737,590

Tobacco — 3.4%
Altria Group, Inc.	338,400	22,127,976

Trading Companies & Distributors — 0.0%
W.W. Grainger, Inc.	4,800	298,896

Wireless Telecommunication Services — 0.1%
Nextel Communications, Inc. (Class “A” Stock)(a)	25,800	733,236

TOTAL LONG-TERM INVESTMENTS (cost $577,324,024)		628,425,303

	Principal Amount (000)
SHORT-TERM INVESTMENT — 2.6%
Repurchase Agreement
State Street Bank & Trust Co. 2.25%, 04/01/05(b) (cost $16,755,415)	$16,755	16,755,415
TOTAL INVESTMENTS — 100.3% (cost $594,079,439 (c))		645,180,718
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,758,824)

NET ASSETS — 100%		$643,421,894

The following abbreviation is used in portfolio descriptions:

ADR American Depositary receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $16,756,462 due 4/1/05. The value of the collateral including accrued interest was $17,138,413. Collateralized by United States Treasury or federal agency obligations.

(c)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$596,315,949	$60,192,049	$11,327,280	$48,864,769

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP LSV INTERNATIONAL VALUE PORTFOLIO

March 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.1%
COMMON STOCKS — 93.2%
Australia — 4.0%
BlueScope Steel Ltd.	292,800	$1,967,325
CSR, Ltd.	661,000	1,255,806
David Jones Ltd.	732,200	1,125,301
Santos, Ltd.	266,100	1,849,581
Suncorp-Metway Ltd.	119,700	1,796,192
Telstra Corp. Ltd.	556,800	2,188,784

		10,182,989

Austria — 0.6%
Boehler-Uddeholm AG	11,500	1,569,159

Belgium — 1.3%
Dexia	136,000	3,235,048

Denmark — 1.0%
Danisco AS	15,200	1,028,796
Danske Bank AS	50,200	1,456,484

		2,485,280

Finland — 1.3%
Rautaruukki Oyj	102,200	1,375,162
Sampo Oyj (Series “A” Shares)	134,300	1,949,844

		3,325,006

France — 9.0%
BNP Paribas SA	56,500	4,002,620
Bouygues SA	51,900	2,057,361
Ciments Francais SA	10,300	992,046
CNP Assurances	31,500	2,231,549
Compagnie Generale des Etablissements Michelin (Series “B” Shares)	38,300	2,517,169
Natexis Banques Populaires	6,900	1,033,087
PSA Peugeot Citroen SA	36,400	2,313,025
Renault SA	27,000	2,411,508
Societe Generale	8,000	831,188
Suez SA	127,900	3,441,943
Total SA	4,200	982,726

		22,814,222

Germany — 5.6%
BASF AG	52,000	3,686,523
Deutsche Bank AG	43,700	3,769,947
MAN AG	44,200	1,976,729
Salzgitter AG	68,900	1,470,127
Schering AG	16,600	1,100,891
ThyssenKrupp AG	104,900	2,160,753

		14,164,970

Greece — 0.4%
National Bank of Greece SA	29,500	999,616

Hong Kong — 1.7%
Chaoda Modern Agriculture Holdings Ltd.	2,419,000	961,465
CNOOC Ltd.	1,651,000	889,063
Orient Overseas International Ltd.	339,448	1,627,724
Shanghai Industrial Holdings Ltd.	450,000	954,875

		4,433,127

Ireland — 1.1%
Allied Irish Banks PLC	129,000	2,700,648

Italy — 4.1%
Benetton Group SpA	74,900	722,371
CIR SpA - Compagnie Industriali Riunite	157,100	463,301
Enel SpA	263,300	2,518,912
ENI SpA	167,900	4,359,507
Riunione Adriatica di Sicurta SpA	102,200	2,404,547

		10,468,638

Japan — 20.2%
Alpine Electronics, Inc.	78,300	1,126,708
ALPS Electric Co. Ltd.	99,000	1,575,986
Asahi Breweries Ltd.	68,700	889,903
CMK Corp.	59,000	951,329
Cosmo Oil Co. Ltd.	434,000	1,404,439
Denki Kagaku Kogyo Kabushiki Kaisha	352,000	1,273,673
Hitachi Koki Co. Ltd.	136,000	1,230,253
Hitachi Ltd.	423,000	2,627,231
Hokkaido Electric Power Co., Inc.	62,200	1,264,534
Hokuetsu Paper Mills Ltd.	192,000	1,129,833
Honda Motor Co. Ltd.	47,500	2,378,765
Hosiden Corp.	102,900	1,151,543
Japan Securities Finance Co. Ltd.	120,000	918,773
JS Group Corp.	44,600	818,547
Kaken Pharmaceutical Co. Ltd.	182,000	1,255,992
Kurabo Industries Ltd.	391,000	1,024,629
Marubeni Corp.	682,000	2,187,895
Mitsubishi Chemical Corp.	644,000	2,053,977
Nippon Telegraph & Telephone Corp.	800	3,499,021
Nipro Corp.	65,000	1,074,140
Nissan Motor Co. Ltd.	289,700	2,969,135
NSK Ltd.	381,000	1,961,317
Okasan Holdings, Inc.	205,000	1,215,891
Osaka Gas Co. Ltd.	512,000	1,575,679

SP LSV INTERNATIONAL VALUE PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Rengo Co. Ltd.	231,000	1,141,751
Sumitomo Osaka Cement Co. Ltd.	509,000	1,333,853
Sumitomo Trust & Banking Co. Ltd.	116,000	756,169
Taiheiyo Cement Corp.	351,000	985,275
Takefuji Corp.	29,390	1,978,885
Tanabe Seiyaku Co. Ltd.	175,000	1,742,982
Toyota Motor Corp.	140,300	5,220,526
UNY Co. Ltd.	71,000	852,821

		51,571,455

Liechtenstein — 0.5%
Verwaltungs-Und Privat-Bank AG	7,900	1,330,923

Netherlands — 4.4%
ABN AMRO Holding NV	97,700	2,424,054
ING Groep NV	138,100	4,171,145
Royal Dutch Petroleum Co.	59,900	3,581,144
Stork NV	25,600	995,559

		11,171,902

Norway — 0.8%
Norsk Hydro ASA	25,700	2,121,168

Portugal — 0.5%
Energias de Portugal SA	460,200	1,282,599

Singapore — 0.7%
MobileOne Ltd.	744,000	901,408
Singapore Telecommunications Ltd.	613,000	958,074

		1,859,482

Spain — 3.7%
Banco Santander Central Hispano SA	114,300	1,391,290
Compania Espanola de Petroleos SA	24,000	970,981
Endesa SA	141,600	3,184,699
Repsol YPF SA	72,400	1,916,461
Union Fenosa SA	61,800	1,835,352

		9,298,783

Sweden — 2.4%
Billerud Aktiebolag	74,900	1,101,642
Nordea Bank AB	326,600	3,302,536
Skanska AB (Series “B” Shares)	146,100	1,766,614

		6,170,792

Switzerland — 5.9%
Ciba Specialty Chemicals AG	23,700	1,533,699
Georg Fischer AG(a)	4,300	1,338,301
Rieter Holding AG	4,400	1,390,577
Sulzer AG	3,500	1,507,044
Swisscom AG	2,300	843,234
UBS AG	69,600	5,877,346
Zurich Financial Services AG(a)	14,500	2,544,668

		15,034,869

United Kingdom — 24.0%
Arriva PLC	144,200	1,430,634
Aviva PLC	284,800	3,417,572
Barclays PLC	424,400	4,338,870
Boots Group PLC	186,300	2,195,095
Bradford & Bingley PLC	354,800	2,061,734
Britannic Group PLC	164,800	1,464,502
British Aerospace PLC	515,700	2,528,940
British Vita PLC	249,300	1,670,100
BT Group PLC	887,800	3,447,712
Dixons Group PLC	558,500	1,612,161
FirstGroup PLC	208,900	1,355,043
GlaxoSmithKline PLC	59,500	1,363,897
HBOS PLC	284,700	4,438,593
Kelda Group PLC	170,000	1,921,118
Lloyds TSB Group PLC	457,400	4,131,693
Mitchells & Butlers PLC	301,700	1,964,122
Northern Foods PLC	417,900	1,218,152
Northumbrian Water Group PLC	450,000	1,498,807
Old Mutual PLC	875,400	2,225,014
Pilkington PLC	666,900	1,493,424
Scottish Power PLC	327,400	2,530,498
Severn Trent PLC	105,400	1,822,492
Shanks Group PLC	501,400	1,340,740
Shell Transport & Trading Co.	560,100	5,027,628
Tate & Lyle PLC	212,300	2,132,344
TT electronics PLC	327,500	1,237,785
Viridian Group PLC	102,100	1,462,510

		61,331,180

TOTAL COMMON STOCKS (cost $217,927,957)		237,551,856

PREFERRED STOCKS — 0.9%
Germany
Fresenius AG	12,000	1,381,338
Rheinmetall AG	18,300	972,614

TOTAL PREFERRED STOCKS (cost $2,030,066)		2,353,952

TOTAL LONG-TERM INVESTMENTS (cost $219,958,023)		239,905,808

SHORT-TERM INVESTMENT — 4.9%

	Principal Amount (000)
REPURCHASE AGREEMENT
State Street Bank & Trust Co., 2.25%, 04/01/05(b) (cost $12,515,918)	$12,516	12,515,918

TOTAL INVESTMENTS — 99.0% (cost $232,473,941 c)		252,421,726

SP LSV INTERNATIONAL VALUE PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

Value
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%	2,661,871

TOTAL NET ASSETS — 100.0%	$255,083,597

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $12,516,700 due 4/01/05. The value of the collateral including accrued interest was $12,856,121. Collateralized by United States Treasury or federal agency obligations.

(c)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$232,497,358	$21,364,382	$1,440,014	$19,924,368

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2005 were as follows:

Banks	19.3%
Utilities	9.5
Oil & Gas	9.1
Automobiles & Manufacturing	7.0
Insurance	6.4
Telecommunications	5.4
Repurchase Agreement	4.9
Chemicals	4.0
Machinery	3.6
Financial Services	3.5
Metals & Mining	3.4
Building & Construction	3.4
Food & Beverage	3.3
Electronic Equipment & Instruments	3.0
Pharmaceuticals	2.1
Retail	2.1
Transportation	2.0
Aerospace & Defense	1.0
Healthcare	1.0
Industrial Conglomerates	0.9
Household Durables	0.9
Containers	0.9
Hotels Restaurants & Leisure	0.8
Marine	0.6
Commercial Services	0.5
Paper & Forest Products	0.4

99.0
1.0

Other assets in excess of liabilities	100.0%

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO

March 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS
Advertising — 1.7%
Getty Images, Inc.(a)	680	$48,355
Interpublic Group of Cos., Inc. (The)(a)	29,880	366,926
Lamar Advertising Co. (Class “A” Stock)(a)	1,920	77,357

		492,638

Aerospace/Defense — 1.5%
Lockheed Martin Corp.	6,910	421,925

Agricultural Products — 0.4%
Monsanto Co.	1,670	107,715

Air Freight & Couriers — 0.2%
Expeditors International of Washington, Inc.	1,100	58,905

Banks and Savings & Loans — 2.7%
Bank of America Corp.	8,448	372,557
PNC Financial Services Group	7,950	409,266

		781,823

Building & Construction — 1.1%
Masco Corp.	9,100	315,497

Commercial Services — 0.5%
Cintas Corp.	3,290	135,910

Computers — 2.4%
Dell, Inc.(a)	9,470	363,838
International Business Machines Corp.	1,430	130,673
Sun Microsystems, Inc.(a)	51,700	208,868

		703,379

Computer Services — 1.4%
Accenture Ltd. (Class “A” Stock)(Bermuda)(a)	9,370	226,285
EMC Corp.(a)	14,430	177,778
Seagate Technology, Inc.(a)(c)	350	0

		404,063

Consumer Discretionary — 0.5%
Comcast Corp. (Class “A” Stock)(a)	4,070	135,938

Containers & Packaging — 2.1%
Owens-Illinois, Inc.(a)	21,530	541,264
Smurfit-Stone Container Corp.(a)	4,290	66,367

		607,631

Cosmetics/Toiletries — 2.2%
Avon Products, Inc.	1,560	66,986
Gillette Co. (The)	7,520	379,610
Procter & Gamble Co.	3,400	180,200

		626,796

Diversified Manufacturing Operations — 3.0%
General Electric Co.	2,421	87,302
SPX Corp.	3,640	157,539
Tyco International Ltd.	17,884	604,479

		849,320

Drugs & Medical Supplies — 15.7%
Abbott Laboratories	10,760	501,631
Allergan, Inc.	2,140	148,666
Amgen, Inc.(a)	2,850	165,899
Apria Healthcare Group, Inc.(a)	5,100	163,710
Boston Scientific Corp.(a)	2,190	64,145
Eli Lilly & Co.	2,230	116,183
Fisher Scientific International, Inc.(a)	1,070	60,904
Genentech, Inc.(a)	1,410	79,820
Genzyme Corp.(a)	3,199	183,111
Gilead Sciences, Inc.(a)	3,710	132,818
Guidant Corp.	700	51,730
ImClone Systems, Inc.(a)	2,780	95,910
Johnson & Johnson	8,860	595,038
MedImmune, Inc.(a)	12,820	305,244
Medtronic, Inc.	5,020	255,769
Merck & Co., Inc.	17,520	567,122
St. Jude Medical, Inc.(a)	2,560	92,160
Wyeth	22,190	935,974

		4,515,834

Electronic Components — 0.3%
Amphenol Corp. (Class “A” Stock)	800	29,632
Samsung Electronics Co., Ltd.	110	54,377

		84,009

Energy — 2.4%
GlobalSantaFe Corp.	10,000	370,400
Noble Corp. (Cayman Islands)	5,910	332,201

		702,601

Financial Services — 7.9%
American Express Co.	3,460	177,740
Citigroup, Inc.	3,935	176,839

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Fiserv, Inc.(a)	1,340	53,332
Freddie Mac	5,560	351,392
Goldman Sachs Group, Inc. (The)	350	38,496
J.P. Morgan Chase & Co.	18,050	624,530
Mellon Financial Corp.	16,400	468,056
Merrill Lynch & Co., Inc.	6,670	377,522
Northern Trust Corp.	320	13,901

		2,281,808

Food & Beverage — 2.3%
General Mills, Inc.	5,270	259,021
PepsiCo, Inc.	5,150	273,104
Sysco Corp.	3,660	131,028

		663,153

Healthcare — 0.4%
Biogen Idec, Inc.(a)	1,400	48,749
Waters Corp.(a)	1,440	51,538

		100,287

Hospital Management — 1.4%
HCA, Inc.	1,230	65,891
Tenet Healthcare Corp.(a)	28,610	329,873

		395,764

Insurance — 3.4%
Allstate Corp.	6,890	372,473
American International Group, Inc.	1,830	101,400
Conseco, Inc.(a)	16,660	340,197
Hartford Financial Services Group, Inc. (The)	2,460	168,658

		982,728

Internet — 3.0%
Check Point Software Technologies Ltd. (Israel)(a)	2,510	54,567
eBay, Inc.(a)	3,250	121,095
Symantec Corp.(a)	23,020	491,017
Yahoo!, Inc.(a)	6,000	203,400

		870,079

Leisure — 1.2%
Carnival Corp.	1,540	79,787
Mattel, Inc.	10,450	223,108
Royal Caribbean Cruises Ltd.	1,100	49,159

		352,054

Media — 5.9%
Grupo Televisa, SA ADR (Mexico)	1,280	75,264
News Corp. (Class “A” Stock)	8,180	138,406
Time Warner, Inc.(a)	6,680	117,234
Univision Communications, Inc. (Class “A” Stock)(a)	3,910	108,268
Viacom, Inc. (Class “B” Stock)	21,315	742,401
Walt Disney Co. (The)	18,020	517,715

		1,699,288

Multi - Industry — 0.7%
Cooper Industries Ltd. (Class “A” Stock)	1,600	114,432
Emerson Electric Co.	500	32,465
Illinois Tool Works, Inc.	580	51,927

		198,824

Networking Products — 1.6%
Cisco Systems, Inc.(a)	26,070	466,392

Oil - Exploration & Production — 1.6%
Apache Corp.	1,300	79,599
Devon Energy Corp.	7,770	371,018

		450,617

Oil & Gas Services — 1.6%
BJ Services Co.	3,340	173,279
Cooper Cameron Corp.(a)	4,860	278,041

		451,320

Paper & Forest Products — 1.0%
Bowater, Inc. (Canada)	7,870	296,463

Restaurants — 0.5%
Cheesecake Factory, Inc. (The)(a)	1,605	56,897
Outback Steakhouse, Inc.	2,180	99,822

		156,719

Retail — 6.5%
Abercrombie & Fitch Co. (Class “A” Stock)	1,240	70,978
Bed Bath & Beyond, Inc.(a)	600	21,931
Best Buy Co., Inc.	720	38,887
Circuit City Stores, Inc.(a)	2,100	33,705
CVS Corp.	2,750	144,705
Gap, Inc. (The)	11,070	241,769
Home Depot, Inc.	2,900	110,896
Kohl’s Corp.(a)	2,060	106,358
Lowe’s Cos., Inc.	3,090	176,408
OfficeMax, Inc.	6,560	219,760
PETsMART, Inc.	1,500	43,125
Reebok International Ltd.	3,000	132,900
Rite Aid Corp.(a)	12,990	51,440
Staples, Inc.	2,280	71,660
Target Corp.	4,050	202,581
TJX Cos., Inc. (The)	4,600	113,298
Wal-Mart Stores, Inc.	1,780	89,196

		1,869,597

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Schools — 0.2%
Apollo Group, Inc. (Class “A” Stock)(a)	710	52,583
Career Education Corp.(a)	470	16,102

		68,685

Semiconductors — 2.4%
Analog Devices, Inc.	4,210	152,149
Linear Technology Corp.	1,280	49,037
Marvell Technology Group Ltd. (Bermuda)(a)	2,740	105,052
Maxim Integrated Products, Inc.	1,170	47,818
PMC-Sierra, Inc.(a)	9,010	79,288
Taiwan Semiconductor Manufacturing Co., Ltd.	6,100	51,728
Texas Instruments, Inc.	2,980	75,960
Xilinx, Inc.	4,250	124,227

		685,259

Software — 5.0%
Activision, Inc.(a)	2,427	35,915
Citrix Systems, Inc.(a)	2,790	66,458
Electronic Arts, Inc.(a)	3,020	156,376
Mercury Interactive Corp.(a)	4,670	221,265
Microsoft Corp.	17,736	428,679
Network Appliance, Inc.(a)	2,250	62,235
Oracle Corp.(a)	20,849	260,195
VERITAS Software Corp.(a)	9,256	214,924

		1,446,047

Technology — 0.5%
Applied Materials, Inc.	3,130	50,863
KLA-Tencor Corp.	2,150	98,921

		149,784

Telecommunications — 10.4%
Amdocs Ltd. (Israel)(a)	3,450	97,980
Comverse Technology, Inc.(a)	5,690	143,502
Corning, Inc.(a)	6,000	66,780
Nokia Oyj, ADR (Finland)	31,970	493,297
Nortel Networks Corp. (Canada)(a)	206,160	562,817
QUALCOMM, Inc.	3,020	110,683
Sprint Corp. (FON Group)	30,270	688,642
Telefonaktiebolaget LM Ericsson ADR(Sweden)	1,270	35,814
Verizon Communications, Inc.	20,290	720,295
Vodafone Group PLC ADR (United Kingdom)	2,798	74,315

		2,994,125

Trucking/Shipping — 0.8%
FedEx Corp.	970	91,132
United Parcel Service, Inc. (Class “B” Stock)	2,030	147,662

		238,794

Utilities — 0.7%
Calpine Corp.(a)	66,620	186,536

TOTAL LONG-TERM INVESTMENTS (cost $26,401,529)		27,948,307

SHORT-TERM INVESTMENT — 2.7%

	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Co. 2.25%, 4/1/05(cost $774,323)(b)	$774	$774,323
TOTAL INVESTMENTS — 99.8% (cost $ 27,175,852 d)		28,722,630
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		46,037

NET ASSETS — 100%		$28,768,667

The following abbreviation is used in portfolio description:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $774,372 due 4/01/05. The value of the collateral including accrued interest was $793,626. Collateralized by United States Treasury or Federal Agency obligations.

(c)	Indicates a fair valued security.

(d)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$27,465,050	$2,174,320	$916,740	$1,257,580

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP MID-CAP GROWTH PORTFOLIO

March 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS
Aerospace/Defense — 2.9%
Alliant Techsystems, Inc.(a)	14,400	$1,028,880
Armor Holdings, Inc.(a)	22,000	815,980
Precision Castparts Corp.	16,500	1,270,665

		3,115,525

Apparel — 2.5%
Coach, Inc.(a)	48,000	2,718,240

Automobiles & Trucks — 3.2%
Oshkosh Truck Corp.	16,500	1,352,835
Polaris Industries, Inc.	15,000	1,053,450
Winnebago Industries, Inc.	32,100	1,014,360

		3,420,645

Banks — 1.0%
UnionBanCal Corp.	18,000	1,102,500

Beverages — 1.0%
Constellation Brands, Inc.(a)	21,000	1,110,270

Building & Construction — 5.7%
American Standard Cos., Inc.	54,300	2,523,864
Centex Corp.	39,600	2,267,892
Toll Brothers, Inc.(a)	17,000	1,340,450

		6,132,206

Casinos — 3.8%
Scientific Games Corp. (Class “A” Stock)(a)	48,000	1,096,800
Station Casinos, Inc.	25,500	1,722,525
Wynn Resorts Ltd.(a)	17,700	1,198,998

		4,018,323

Computers — 6.1%
Apple Computer, Inc.(a)	83,600	3,483,612
Network Appliance, Inc.(a)	67,000	1,853,220
Seagate Technology(a)	59,000	1,153,450

		6,490,282

Computer Services — 1.3%
Research In Motion Ltd.(a)	18,300	1,398,486

Diversified Financial Services — 1.0%
Chicago Merchantile Exchange (The)	5,250	1,018,658

Diversified Manufacturing Operations — 5.1%
Eastman Kodak Co.	73,000	2,376,150
Eaton Corp.	13,200	863,280
Rockwell Automation, Inc.	21,200	1,200,768
Terex Corp.(a)	24,200	1,047,860

		5,488,058

Drugs & Medical Supplies — 6.0%
C.R. Bard, Inc.	17,000	1,157,360
Dade Behring Holdings, Inc.(a)	20,500	1,208,065
Gen-Probe, Inc.(a)	32,300	1,439,288
Sepracor, Inc.(a)	45,100	2,589,191

		6,393,904

Electronics — 5.8%
Alliance Data Systems Corp.(a)	50,500	2,040,200
Black & Decker Corp. (The)	13,500	1,066,365
FLIR Systems, Inc.(a)	38,000	1,151,400
Garmin Ltd.	18,300	847,656
Trimble Navigation Ltd.(a)	31,400	1,061,634

		6,167,255

Financial Services — 3.7%
AmeriCredit Corp.(a)	83,000	1,945,520
CIT Group, Inc.	25,000	950,000
T. Rowe Price Group, Inc.	18,300	1,086,654

		3,982,174

Healthcare Services — 3.6%
Quest Diagnostics, Inc.	11,700	1,230,021
Sierra Health Services, Inc.(a)	40,100	2,559,984

		3,790,005

Hotels, Restaurants & Leisure — 2.1%
Hilton Hotels Corp.	97,800	2,185,830

Human Resources — 0.9%
Robert Half Int’l, Inc.	37,000	997,520

Internet — 11.3%
CheckFree Corp.(a)	27,500	1,120,900
Digital River, Inc.(a)	28,000	872,480
F5 Networks, Inc.(a)	47,200	2,383,128
Overstock.com, Inc.(a)	35,500	1,526,145
Sapient Corp.(a)	119,000	874,055
Symantec Corp.(a)	78,000	1,663,740
VeriSign, Inc.(a)	55,400	1,589,980
Yahoo!, Inc.(a)	61,200	2,074,680

		12,105,108

SP MID-CAP GROWTH PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Networking Products — 1.0%
Juniper Networks, Inc.(a)	49,250	1,086,455

Oil & Gas Exploration & Production — 7.4%
Amerada Hess Corp.	13,000	1,250,730
Nabors Industries Ltd. (Bermuda)(a)	21,600	1,277,424
Smith International, Inc.	36,400	2,283,372
Ultra Petroleum Corp. (Canada)(a)	18,500	939,800
Valero Energy Corp.	28,600	2,095,522

		7,846,848

Radio & Television — 2.2%
XM Satellite Radio Holdings, Inc. (Class “A” Stock)(a)	75,200	2,368,800

Real Estate Investment Trusts — 1.0%
General Growth Properties, Inc.	30,500	1,040,050

Retail — 6.4%
Amazon.com, Inc.(a)	58,000	1,987,660
American Eagle Outfitters, Inc.	37,000	1,093,350
Chico’s FAS, Inc.(a)	34,000	960,840
Costco Wholesale Corp.	25,000	1,104,500
Foot Locker, Inc.	37,500	1,098,750
United Natural Foods, Inc.(a)	19,500	558,285

		6,803,385

Semiconductors — 3.6%
ATI Technologies, Inc.(a)	39,500	681,770
Marvell Technology Group Ltd. (Bermuda)(a)	33,500	1,284,390
NVIDIA Corp.(a)	39,100	929,016
Sigmatel, Inc.(a)	25,000	935,750

		3,830,926

Software — 4.1%
Activision, Inc.(a)	83,333	1,233,333
Autodesk, Inc.(a)	30,600	910,656
Electronic Arts, Inc.(a)	43,700	2,262,786

		4,406,775

Telecommunications — 3.9%
America Movil SA de CV ADR (Mexico)	13,400	691,440
CenturyTel, Inc.	42,300	1,389,132
Harris Corp.	65,200	2,128,780

		4,209,352

Toys — 1.0%
Marvel Enterprises, Inc.(a)	50,500	1,010,000

Transport Services — 1.0%
Landstar System, Inc.(a)	32,000	1,048,000

TOTAL LONG-TERM INVESTMENTS (cost $90,322,338)		105,285,580

SHORT-TERM INVESTMENTS — 1.7%

	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Co.
Repurchase Agreement, 2.25%, 4/1/05 (b) (cost $1,862,263)	$1,862	1,862,263
TOTAL INVESTMENTS — 100.3% (cost $92,184,601)(c)		107,147,843
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(358,966)

NET ASSETS — 100%		$106,788,877

The following abbreviation is used in the portfolio descriptions:

ADR American Depositary Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $1,862,380, due 4/1/05. The value of the collateral including accrued interest was $1,923,310. Collateralized by United States Treasury or federal agency obligations.

(c)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$92,427,143	$16,919,247	$2,198,547	$14,720,700

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP PIMCO HIGH YIELD PORTFOLIO

March 31, 2005 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Rate	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 93.7%
LONG-TERM BONDS — 93.7%
CORPORATE BONDS — 85.8%
Aerospace & Defense — 1.4%
Armor Holdings, Inc., Sr. Sub. Notes	B1	8.25%	08/15/13	$1,000	$1,077,500
Continental Airlines, Inc., Pass-Through Certs., Ser. 01-1	Ba1	7.373%	12/15/15	156	130,413
Continental Airlines, Inc., Pass-Through Certs., Ser. 99-1A	Baa3	6.545%	02/02/19	1,030	1,003,967
Delta Air Lines, Inc., Pass-Through Certs., Ser. 00-1	Ba1	7.379%	05/18/10	411	394,197
Delta Air Lines, Inc., Pass-Through Certs., Ser. 00-1	Ba1	7.57%	11/18/10	500	466,056
Northwest Airlines Corp., Pass-Through Certs., 99-1A	Baa3	6.81%	02/01/20	455	415,899
Northwest Airlines Corp., Pass-Through Certs., 99-2A	Baa2	7.575%	03/01/19	252	254,610
United Air Lines, Inc., Pass-Through Certs., Ser. 00-1(a)	NR	7.73%	07/01/10	550	506,153
United Air Lines, Inc., Pass-Through Certs., Ser. 01-1(a)	NR	6.201%	09/01/08	97	89,973
United Air Lines, Inc., Pass-Through Certs., Ser. 01-1(a)	NR	6.602%	09/01/13	340	324,576

					4,663,344

Asset Backed Securities — 2.0%
Cedar Brakes II LLC, Sr. Sec’d. Bond 144A(j)	Baa2	9.875%	09/01/13	170	202,829
Jet Equipment Trust (Class A), (cost $68,544; purchased 10/18/01)(a)(k)(m)	CAA	7.63%	08/15/12	81	48,398
Midwest Generation LLC, Pass-Through Certs., Ser. A	B1	8.30%	07/02/09	800	858,000
Midwest Generation LLC, Pass-Through Certs., Ser. B	B1	8.56%	01/02/16	2,325	2,598,188
Midwest Generation LLC, Sr. Sec’d. Notes	B1	8.75%	05/01/34	2,500	2,787,500

					6,494,915

Autos - Cars & Trucks — 2.5%
Arvin Capital I, Gtd. Notes	Ba2	9.50%	02/01/27	750	780,000
ArvinMeritor, Inc., Notes	Ba1	8.75%	03/01/12	300	312,000
Delphi Corp., Notes	Ba2	6.50%	05/01/09	375	337,344
Delphi Corp., Notes	Ba2	6.50%	08/15/13	200	164,373
Dura Operating Corp., Gtd. Notes, Ser. B	B3	8.625%	04/15/12	1,250	1,153,125
Goodyear Tire, Inc., (cost $1,515,750; purchased 01/25/05)(k)	B1	7.12%	09/30/07	1,500	1,508,438
Tenneco Automotive, Inc., Sec’d. Notes	B2	10.25%	07/15/13	1,175	1,310,125
Tenneco Automotive, Inc., Sr. Sub. Notes 144A(j)	B3	8.625%	11/15/14	375	364,687
Transmontaigne, Inc., Ser. B	B3	9.125%	06/01/10	700	742,000
TRW Automotive, Sr. Notes	Ba3	9.375%	02/15/13	1,315	1,413,625

					8,085,717

Broadcasting & Other Media — 1.9%
Lighthouse International Co. SA, Sr. Notes 144A(j)	B3	8.00%	04/30/14	2,320	3,048,018
Quebecor Media, Inc., Sr. Notes (Canada)	B2	11.125%	07/15/11	1,050	1,160,250
Sinclair Broadcast Group, Inc.	B2	8.00%	03/15/12	1,100	1,122,000
Young Broadcasting, Inc., Gtd. Notes	Caa1	10.00%	03/01/11	400	409,000
Young Broadcasting, Inc., Sr. Notes	B2	8.50%	12/15/08	375	392,812

					6,132,080

Cable — 5.0%
Cablevision Systems Corp., Sr Notes 144A(j)	B3	8.00%	04/15/12	250	256,875
CanWest Media, Inc., Sr. Sub. Notes (Canada)	B2	10.625%	05/15/11	1,525	1,662,250
CCO Holdings LLC, Sr. Notes	B3	8.75%	11/15/13	1,570	1,570,000
CF Cable TV, Inc., Sr. Notes (Canada)	Ba3	9.125%	07/15/07	500	507,356
Charter Communications Operating LLC, Sr. Notes 144A(j)	B2	8.00%	04/30/12	550	547,250
Charter Communications Operating LLC, Sr. Notes 144A(j)	B2	8.375%	04/30/14	1,415	1,422,075

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
CSC Holdings, Inc., Debs., Ser. B	B1	8.125%	08/15/09	500	527,500
CSC Holdings, Inc., Sr. Notes	B1	6.75%	04/15/12	100	99,250
CSC Holdings, Inc., Sr. Notes	B1	7.25%	07/15/08	225	230,625
CSC Holdings, Inc., Sr. Notes	B1	7.875%	12/15/07	200	208,000
CSC Holdings, Inc., Sr. Notes, Ser. B	B1	7.625%	04/01/11	2,875	2,990,000
DirecTV Holdings LLC, Sr. Notes	Ba2	8.375%	03/15/13	1,900	2,056,750
Echostar DBS Corp., Sr. Notes	Ba3	5.75%	10/01/08	1,400	1,379,000
Echostar DBS Corp., Sr. Notes 144A(j)	Ba3	6.625%	10/01/14	700	676,375
Mediacom Broadband LLC, Gtd. Notes	B2	11.00%	07/15/13	1,650	1,765,500
Rogers Cable, Inc., Sr. Sec’d. Notes (Canada)	Ba3	6.75%	03/15/15	175	172,375

					16,071,181

Chemicals — 3.0%
Brenntag Tag Term B2, (cost $1,509,638; purchased 03/17/04)(f)(k)	B1	4.73%	02/28/12	1,500	1,521,562
Equistar Chemicals LP	B2	8.75%	02/15/09	2,025	2,171,812
Equistar Chemicals LP, Gtd. Notes	B2	10.125%	09/01/08	500	552,500
ISP Chemco, Inc., Ser. B	B1	10.25%	07/01/11	1,200	1,299,000
ISP Holdings, Inc., Sr. Sec’d. Note, Ser. B	B2	10.625%	12/15/09	300	321,000
Kraton Polymers LLC., Sr. Sub. Notes 144A(j)	Caa1	8.125%	01/15/14	1,175	1,113,313
Lyondell Chemical Co., Sr. Sec’d. Notes	B1	9.875%	05/01/07	75	76,875
Nalco Co., Sr. Notes	B2	7.75%	11/15/11	1,200	1,248,000
Nalco Co., Sr. Sub. Notes	Caa1	8.875%	11/15/13	850	909,500
Westlake Chemical Corp., Gtd. Notes	Ba2	8.75%	07/15/11	325	355,469

					9,569,031

Construction — 0.4%
North America Energy Partners, Inc., Sr. Notes (Canada)	Caa1	8.75%	12/01/11	300	270,000
Universal City Dev Partners, Sr. Notes	B2	11.75%	04/01/10	825	940,500

					1,210,500

Containers — 3.3%
Crown European Holdings SA, Sec’d. Notes (France)	B1	9.50%	03/01/11	2,050	2,249,875
Greif, Inc., Gtd. Notes	B1	8.875%	08/01/12	500	540,000
Jefferson Smurfit Corp., Gtd. Notes	B2	7.50%	06/01/13	800	796,000
Kappa Beheer BV, Gtd. Notes (Netherlands)	B2	10.625%	07/15/09	1,275	1,341,937
Norampac, Inc., Sr. Notes (Canada)	Ba2	6.75%	06/01/13	1,200	1,221,000
Owens-Brockway, Gtd. Notes	B1	7.75%	05/15/11	300	314,250
Owens-Brockway, Gtd. Notes	B2	8.25%	05/15/13	600	634,500
Owens-Brockway, Gtd. Notes	B1	8.875%	02/15/09	650	693,875
Owens-Brockway, Sec’d. Notes	B1	8.75%	11/15/12	1,200	1,311,000
Owens-Brockway, Sr. Notes 144A(j)	B2	6.75%	12/01/14	600	588,000
Stone Container Corp., Gtd. Notes (Canada)	B2	7.375%	07/15/14	150	148,500
Stone Container Corp., Sr. Notes (Canada)	B2	9.75%	02/01/11	700	749,000

					10,587,937

Cosmetics & Toiletries — 0.3%
JohnsonDiversey, Inc., Sr. Sub. Notes	B3	9.625%	05/15/12	800	860,000

Distribution/Wholesale — 0.3%
Aviall, Inc., Sr. Notes	B1	7.625%	07/01/11	875	910,000

Diversified Operations — 0.6%
PanAmSat Corp., Term A1 (cost $586,489; purchased 12/13/04)(f)(k)	Ba3	5.45%	08/20/09	583	586,441
PanAmSat Corp., Term A2 (cost $273,769; purchased 12/13/04)(f)(k)	Ba3	5.45%	08/20/09	272	273,409
Trinity Industries, Inc., Sr. Notes	Ba3	6.50%	03/15/14	1,000	965,000

					1,824,850

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Drugs & Health Care — 2.6%
Davita, Inc., Sr. Notes 144A(j)	B2	6.625%	03/15/13	575	569,250
Davita, Inc., Sr. Sub. Notes 144A(j)	B3	7.25%	03/15/15	950	931,000
Fisher Scientific International, Inc., Sr. Sub. Notes	Ba3	8.00%	09/01/13	1,150	1,250,625
Fresenius Medical Care Capital Trust II, Gtd. Notes	Ba2	7.875%	02/01/08	1,250	1,314,063
Fresenius Medical Care Capital Trust IV, Gtd. Notes	Ba2	7.875%	06/15/11	1,925	2,083,812
PacifiCare Health Systems, Inc., Gtd. Notes	Ba3	10.75%	06/01/09	292	322,660
Rotech Healthcare, Inc., Sr. Sub. Notes	B2	9.50%	04/01/12	1,775	1,908,125

					8,379,535

Entertainment — 0.5%
Royal Caribbean Cruises Ltd., Sr. Notes (Liberia)	Ba1	8.00%	05/15/10	700	769,125
Six Flags, Inc.	Caa1	9.75%	04/15/13	765	713,363

					1,482,488

Financials — 6.4%
AES Red Oak LLC, Sec’d. Notes, Ser. A	B2	8.54%	11/30/19	94	104,408
Ahold Finance Usa Inc., Notes	Ba2	8.25%	07/15/10	1,300	1,426,750
Bcp Caylux Holdings SCA, Sr. Sub. Notes (Luxembourg)	B3	9.625%	06/15/14	1,341	1,528,459
Bluewater Finance, Ltd., Gtd. Notes (Cayman Islands)	B1	10.25%	02/15/12	1,300	1,410,500
Eircom Funding, Sr. Sub. Notes (Ireland)	B1	8.25%	08/15/13	1,200	1,305,000
Jet Equipment Trust, Ser. 1995-A (cost $245,524; purchased 03/04/02)(a)(k)(m)	CAA	10.00%	06/15/12	300	189,750
MDP Acquisitions PLC, Sr. Notes (Ireland)	B3	9.625%	10/01/12	3,675	3,950,625
Refco Finance Holdings LLC, Sr. Sub. Notes 144A(j)	B3	9.00%	08/01/12	1,200	1,272,000
Riggs Capital Trust, 144A(a)(j)	Caa1	8.625%	12/31/26	750	840,000
Riggs Capital Trust, Gtd. Notes(a)	Caa1	8.625%	12/31/26	1,050	1,176,000
Riggs Capital Trust, Gtd. Notes	Caa1	8.875%	03/15/27	100	112,000
TRAINS HY-2004-1, Sec’d. Notes, 144A(j)	B1	8.21%	08/01/15	4,702	4,884,539
UPC Financing Corp., (cost $1,500,000; purchased 03/03/05)(k)	NR	5.752%	09/15/12	1,500	1,515,000
Volkswagen Insurance Co.(f)	B1	3.60%	04/07/11	915	930,780

					20,645,811

Food & Beverage — 1.5%
Borden United States Finance Corp., Sr. Sec’d. Notes 144A(j)	B3	9.00%	07/15/14	150	162,000
CanWest Media, Inc., 144A(j)	B2	10.625%	05/15/11	500	526,250
Dole Food, Inc., Sr. Notes	B2	8.875%	03/15/11	0	150
Ingles Markets, Inc., Gtd. Notes	Ba3	8.875%	12/01/11	1,050	1,076,250
Reddy Ice Group, Inc., Sr. Sub. Notes	B3	8.875%	08/01/11	1,000	1,112,500
Roundy’s, Inc., Sr. Sub. Notes, Ser. B	B2	8.875%	06/15/12	1,500	1,605,000
UGS Corp., Sr. Sub. Notes 144A(j)	B3	10.00%	06/01/12	275	303,875

					4,786,025

Forest & Paper — 3.1%
Abitibi Consolidated, Inc., Notes (Canada)	Ba3	7.875%	08/01/09	400	399,000
Abitibi-Consolidated, Inc., (Canada)	Ba3	8.55%	08/01/10	1,750	1,776,250
Abitibi-Consolidated, Inc., Debs. (Canada)	Ba3	8.85%	08/01/30	260	243,750
Abitibi-Consolidated, Inc., Notes (Canada)	Ba3	5.25%	06/20/08	375	350,625
Abitibi-Consolidated, Inc., Sr. Notes (Canada)	Ba3	8.375%	04/01/15	1,925	1,872,062
Boise Cascade LLC, Sr. Sub. Notes 144A(j)	B2	7.125%	10/15/14	150	151,875
Bowater Finance Corp., (Canada)	Ba3	7.95%	11/15/11	725	752,188
Georgia-Pacific Corp., Debs.	Ba3	7.25%	06/01/28	750	772,500
Georgia-Pacific Corp., Debs.	Ba3	7.375%	12/01/25	300	313,500
Georgia-Pacific Corp., Sr. Notes	Ba2	8.00%	01/15/14	100	109,000
Georgia-Pacific Corp., Sr. Notes	Ba3	8.00%	01/15/24	3,000	3,345,000

					10,085,750

Funeral Services — 0.2%
Alderwoods Group, Inc., Sr. Notes 144A(j)	B2	7.75%	09/15/12	775	792,438

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gaming — 3.2%
Boyd Gaming Corp., Sr. Sub. Notes	B1	7.75%	12/15/12	500	523,750
Choctaw Resort Development Enterprise (The), Sr. Notes 144A(j)	B1	7.25%	11/15/19	575	569,250
Mandalay Resort Group, Sr. Notes	Ba2	6.375%	12/15/11	500	505,000
Mandalay Resort Group, Sr. Notes	Ba2	6.50%	07/31/09	1,000	1,010,000
Mandalay Resort Group, Sr. Sub. Deb.	Ba3	7.625%	07/15/13	980	1,029,000
Mandalay Resort Group, Sr. Sub. Notes	Ba3	9.375%	02/15/10	75	83,062
MGM Mirage, Inc., Gtd. Notes	Ba2	6.00%	10/01/09	1,500	1,479,375
MGM Mirage, Inc., Gtd. Notes	Ba3	8.375%	02/01/11	1,150	1,242,000
Seneca Gaming Corp., Sr. Notes	B2	7.25%	05/01/12	610	606,950
Station Casinos, Inc., Sr. Notes	Ba3	6.00%	04/01/12	700	694,750
Station Casinos, Inc., Sr. Sub. Notes	B1	6.50%	02/01/14	625	620,313
Universal City Florida Holding Co., Sr. Notes 144A(c)(j)	B3	7.49%	05/01/10	600	621,000
Wynn Las Vegas LLC, 1st. Mortgage 144A(j)	B2	6.625%	12/01/14	1,275	1,211,250

					10,195,700

Hospitals/Hospital Management — 3.9%
Community Health Systems, Inc., Sr. Sub. Notes 144A(j)	B3	6.50%	12/15/12	1,300	1,267,500
Extendicare Health Services, Inc., Gtd. Notes	B1	9.50%	07/01/10	1,000	1,093,750
HCA, Inc., Notes	Ba2	5.50%	12/01/09	75	74,159
HCA, Inc., Notes	Ba2	6.25%	02/15/13	900	892,985
HCA, Inc., Notes	Ba2	6.30%	10/01/12	300	299,714
HCA, Inc., Notes	Ba2	6.375%	01/15/15	300	297,793
HCA, Inc., Notes	Ba2	6.75%	07/15/13	1,700	1,741,281
HCA, Inc., Sr. Notes	Ba2	7.875%	02/01/11	650	703,237
Tenet Healthcare Corp., Sr. Notes	B3	6.375%	12/01/11	555	511,988
Tenet Healthcare Corp., Sr. Notes	B3	6.50%	06/01/12	600	552,000
Tenet Healthcare Corp., Sr. Notes	B3	7.375%	02/01/13	1,600	1,508,000
Tenet Healthcare Corp., Sr. Notes	B3	9.875%	07/01/14	475	494,000
Triad Hospitals, Inc., Sr. Notes	B2	7.00%	05/15/12	875	883,750
Triad Hospitals, Inc., Sr. Sub. Notes	B3	7.00%	11/15/13	950	933,375
VWR International, Inc., Sr. Notes (cost $1,300,000; purchased 04/07/04)(k)	B3	6.875%	04/15/12	1,300	1,303,250

					12,556,782

Industrial — 0.7%
Airgas, Inc., Sr. Sub. Notes	Ba2	6.25%	07/15/14	950	947,625
FIMEP SA, Sr. Notes (France)	B1	10.50%	02/15/13	850	960,500
Freescale Semiconductor, Inc., Sr. Notes(c)	Ba2	5.41%	07/15/09	275	282,219
Freescale Semiconductor, Inc., Sr. Notes	Ba2	7.125%	07/15/14	175	182,875

					2,373,219

Lodging — 0.6%
ITT Corp., Debs.	Ba1	7.375%	11/15/15	200	215,000
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes	Ba1	7.875%	05/01/12	1,575	1,720,687

					1,935,687

Manufacturing — 0.9%
Dresser, Inc., Gtd. Notes	B2	9.375%	04/15/11	2,190	2,321,400
Dresser, Inc., Sr. Sub. Notes 144A(j)	B3	7.375%	11/01/14	450	450,000

					2,771,400

Marine — 0.2%
Horizon Lines LLC, Notes 144A(j)	B3	9.00%	11/01/12	620	660,300

Oil & Gas Exploration & Production — 9.9%
Chesapeake Energy Corp., Gtd. Notes	Ba3	8.125%	04/01/11	151	160,513
Chesapeake Energy Corp., Sr. Notes	Ba3	7.50%	09/15/13	700	738,500
Chesapeake Energy Corp., Sr. Notes	Ba3	7.50%	06/15/14	450	475,875
Chesapeake Energy Corp., Sr. Notes 144A(j)	Ba3	6.375%	06/15/15	500	493,750
Coastal Corp., Notes	Caa1	6.375%	02/01/09	700	672,000

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Coastal Corp., Notes	Caa1	7.75%	06/15/10	150	150,000
Coastal Corp., Sr. Debs.	Caa1	7.75%	10/15/35	400	372,000
Dynegy-Roseton Danskammer, Gtd. Notes	Caa2	7.27%	11/08/10	3,200	3,160,000
El Paso CGP Co., Debs.	Caa1	6.50%	06/01/08	500	490,000
El Paso CGP Co., Notes	Caa1	7.625%	09/01/08	2,400	2,406,000
El Paso Corp., (cost $375,000; purchased 11/19/04)(k)	B3	2.50%	10/28/09	375	379,395
El Paso Corp., Notes	Caa1	7.875%	06/15/12	150	149,250
El Paso Corp., Sr. Notes	Caa1	7.80%	08/01/31	675	634,500
El Paso Corp., Term B (cost $622,500; purchased 11/19/04)(f)(k)	B3	5.188%	11/22/09	623	630,670
El Paso Energy, Sr. Notes	Caa1	7.375%	12/15/12	1,750	1,693,125
El Paso Natural Gas Co., Sr. Notes	B1	7.625%	08/01/10	750	786,459
El Paso Production Holding Co., Gtd. Notes	B3	7.75%	06/01/13	2,175	2,202,187
Encore Acquisition Co., Sr. Sub. Notes	B2	6.25%	04/15/14	950	950,000
Foundation Coal Co., Sr. Notes	B1	7.25%	08/01/14	135	137,025
Gaz Capital SA, Notes (Luxembourg) 144A(j)	Baa3	8.625%	04/28/34	100	111,250
Hanover Equipment Trust, Sec’d. Notes, Ser. A	B2	8.50%	09/01/08	1,850	1,928,625
MSW Energy Holdings Finance LLC, Sr. Sec’d. Notes, Ser. B	Ba3	7.375%	09/01/10	500	507,500
Newpark Resources, Inc., Gtd. Notes, Ser. B	B2	8.625%	12/15/07	1,075	1,064,250
Novelis, Inc., Sr. Notes 144A(Canada)(j)	B1	7.25%	02/15/15	1,000	980,000
NRG Energy, Inc., Sr. Sub Notes 144A(f)(j)	B1	8.00%	12/15/13	1,620	1,713,150
Plains E&P Co., Sr. Notes	Ba2	7.125%	06/15/14	500	522,500
Premcor Refining Group, Inc., Gtd. Notes	Ba3	6.75%	05/01/14	300	300,000
Sesi LLC, Gtd. Notes	B1	8.875%	05/15/11	900	960,750
Sonat, Inc., Notes	Caa1	7.625%	07/15/11	300	296,250
The Williams Cos., Inc.	B1	8.75%	03/15/32	600	712,500
The Williams Cos., Inc., Notes	B1	7.625%	07/15/19	50	54,125
The Williams Cos., Inc., Notes	B1	7.875%	09/01/21	1,925	2,098,250
The Williams Cos., Inc., Notes	B1	8.125%	03/15/12	2,300	2,518,500
Vintage Petroleum, Inc., Sr. Notes	Ba3	8.25%	05/01/12	250	270,625
Vintage Petroleum, Inc., Sr. Sub. Notes	B1	7.875%	05/15/11	1,135	1,203,100

					31,922,624

Printing & Publishing — 1.8%
American Media Operations, Inc., Gtd. Notes, Ser. B	B3	10.25%	05/01/09	1,225	1,264,813
Dex Media West LLC, Sr. Notes	B1	8.50%	08/15/10	975	1,040,812
Dex Media West LLC, Sr. Sub. Notes	B2	9.875%	08/15/13	1,422	1,585,530
Mail-Well I Corp., Gtd. Notes	B1	9.625%	03/15/12	760	809,400
PRIMEDIA, Inc., Sr. Notes(c)	B2	7.665%	05/15/10	125	132,500
PRIMEDIA, Inc., Sr. Notes	B2	8.00%	05/15/13	860	877,200

					5,710,255

Real Estate Investment Trust — 2.1%
Forest City Enterprises, Inc., Sr. Notes	Ba3	7.625%	06/01/15	1,000	1,067,500
General Growth Properties, Inc., (cost $2,004,594; purchased 11/16/04 - 01/25/05)(k)	Ba2	5.34%	11/12/08	2,000	2,032,728
General Growth Properties, Inc., (cost $993,363; purchased 12/07/04)(k)	Ba2	5.34%	11/12/07	996	1,011,969
La Quinta Properties, Inc.	Ba3	8.875%	03/15/11	950	1,026,000
Ventas Realty LP, Sr. Notes	Ba3	8.75%	05/01/09	1,450	1,576,875

					6,715,072

Retail — 1.7%
AmeriGas Partners LP, Sr. Notes	B2	10.00%	04/15/06	200	210,000
AmeriGas Partners LP, Sr. Notes (cost $153,110; purchased 04/17/02) 144A(k)(j)	Ba3	8.83%	04/19/10	150	158,267
AmeriGas Partners LP, Sr. Notes, Ser. B	B2	8.875%	05/20/11	550	583,000
Ferrellgas Partners LP	Ba3	6.75%	05/01/14	1,400	1,365,000
Ferrellgas Partners LP, Sr. Notes	B2	8.75%	06/15/12	575	598,000

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
J.C. Penney Co., Inc., Notes	Ba1	8.00%	03/01/10	700	700,000
Suburban Propane Partners LP, Sr. Notes	B1	6.875%	12/15/13	725	714,125
Toys “R” Us, Inc., Notes	Ba2	7.625%	08/01/11	1,050	987,000
Toys “R” Us, Inc., Notes	Ba2	7.875%	04/15/13	325	290,063

					5,605,455

Telecommunications — 13.9%
American Cellular Corp., Sr. Notes	Caa1	10.00%	08/01/11	1,650	1,518,000
American Tower Corp., Sr. Notes, Cl. A	B3	7.125%	10/15/12	1,200	1,194,000
American Towers, Inc., Gtd. Notes	B2	7.25%	12/01/11	290	299,425
AT&T Corp., Sr. Notes	Ba1	9.05%	11/15/11	2,375	2,698,594
AT&T Corp., Sr. Notes	Ba1	9.75%	11/15/31	425	518,500
Cincinnati Bell, Inc., Gtd. Notes	B1	7.25%	07/15/13	2,240	2,228,800
Cincinnati Bell, Inc., Sr. Sub. Notes	B3	8.375%	01/15/14	1,200	1,182,000
Citizens Communications Co., Sr. Notes	Ba3	6.25%	01/15/13	1,250	1,175,000
Crown Castle International Corp., Sr. Notes	B3	9.375%	08/01/11	1,200	1,305,000
Crown Castle International Corp., Sr. Notes	B3	10.75%	08/01/11	125	133,438
Inmarsat Ventures PLC, (cost $693,010; purchased 03/23/04)(f)(k)(m)	BB-	4.8286%	10/10/10	688	690,171
Inmarsat Ventures PLC, (cost $694,766; purchased 03/23/04)(f)(k)(m)	BB-	5.3286%	10/10/11	689	694,500
Insight Midwest LP, Sr. Notes	B2	9.75%	10/01/09	550	574,750
Insight Midwest LP, Sr. Notes	B2	10.50%	11/01/10	1,340	1,433,800
Intelsat Bermuda Ltd., Sr. Notes 144A (Bermuda)(c)(j)	B2	7.805%	01/15/12	800	812,000
Intelsat Bermuda Ltd., Sr. Notes 144A (Bermuda)(j)	B2	8.25%	01/15/13	125	126,250
MCI, Inc., Sr. Notes	B2	6.908%	05/01/07	150	152,625
MCI, Inc., Sr. Notes	B2	7.688%	05/01/09	3,756	3,906,240
MCI, Inc., Sr. Notes	B2	8.735%	05/01/14	925	1,017,500
Mobile Telesystems Finance, 144A(j)	Ba3	8.00%	01/28/12	350	346,938
Nextel Communications, Inc., Sr. Notes	Ba3	5.25%	01/15/10	250	256,250
Nextel Communications, Inc., Sr. Notes	Ba3	6.875%	10/31/13	3,790	3,951,075
Nextel Communications, Inc., Sr. Notes	Ba3	7.375%	08/01/15	400	422,500
Nextel Communications, Inc., Sr. Notes, Cl. A	Ba3	5.95%	03/15/14	500	497,500
Northwestern Bell Telephone Co., Deb. Notes	Ba3	6.25%	01/01/07	300	302,250
Northwestern Bell Telephone Co., Deb. Notes	Ba3	7.75%	05/01/30	750	693,750
Qwest Capital Funding, Inc., Gtd. Notes	Caa2	7.25%	02/15/11	1,925	1,795,062
Qwest Capital Funding, Inc., Gtd. Notes	Caa2	7.75%	02/15/31	75	63,375
Qwest Capital Funding, Inc., Gtd. Notes (cost $1,723,756; purchased 01/25/02 - 02/17/05)(k)	Caa2	7.90%	08/15/10	1,850	1,771,375
Qwest Communications International, Inc., Sr. Notes 144A(j)	B3	7.25%	02/15/11	2,000	1,955,000
Qwest Communications International, Inc., Sr. Notes 144A(j)	B3	7.50%	02/15/14	2,730	2,668,575
Qwest Corp., Notes (cost $1,205,371; purchased 06/09/03)(f)(k)(m)	BB-	6.95%	06/30/10	1,250	1,266,071
Qwest Corp., Notes 144A(j)	Ba3	8.875%	03/15/12	1,350	1,468,125
Qwest Corp., Notes 144A(j)	Caa1	13.50%	12/15/10	1,000	1,157,500
Rogers Wireless Communications, Inc., Sr. Sec’d. Notes (Canada)	Ba3	6.375%	03/01/14	650	630,500
Rogers Wireless Communications, Inc., Sr. Sec’d. Notes (Canada)	Ba3	7.25%	12/15/12	100	102,000
Rogers Wireless Communications, Inc., Sr. Sec’d. Notes (Canada)	Ba3	7.50%	03/15/15	275	283,937
Rogers Wireless Communications, Inc., Sr. Sub. Notes (Canada)	B2	8.00%	12/15/12	1,000	1,027,500
Rural Cellular Corp., Sec’d. Notes, Cl. A	B2	8.25%	03/15/12	725	739,500
Time Warner Telecom, Inc., Sr. Notes(c)	B1	6.29%	02/15/11	200	201,000
Time Warner Telecom, Inc., Sr. Notes	B3	10.125%	02/01/11	600	579,000
Time Warner Telecom, Inc., Sr. Notes 144A(j)	B2	9.25%	02/15/14	150	144,000
Time Warner Telecom, LLC, Sr. Notes	B3	9.75%	07/15/08	300	292,500
Triton PCS, Inc., Gtd. Notes	Caa1	8.50%	06/01/13	570	524,400

					44,800,276

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tobacco — 1.2%
Commonwealth Brands, Inc., Sec’d. Notes (cost $1,154,898; purchased 08/23/04 - 09/09/04)(k)	NR	10.625%	09/01/08	1,100	1,177,000
DIMON, Inc., Gtd. Notes, Ser. B(m)	BB	9.625%	10/15/11	610	688,537
DIMON, Inc., Sr. Notes(m)	BB	7.75%	06/01/13	655	733,600
North Atlantic Trading Co., Sr. Notes	B3	9.25%	03/01/12	1,500	1,125,000

					3,724,137

Utilities — 9.5%
AES Corp., Sr. Notes	B1	8.875%	02/15/11	1,150	1,244,875
AES Corp., Sr. Sec’d. Notes 144A(j)	Ba3	8.75%	05/15/13	2,445	2,665,050
AES Ironwood LLC, Sec’d. Notes	B2	8.857%	11/30/25	1,475	1,696,744
Allegheny Energy Supply Co. LLC, Term B (cost $744,495; purchased 10/27/04)(f)(k)	B1	4.87%	03/08/11	744	754,266
CMS Energy Corp.	B1	2.875%	12/01/24	1,500	1,663,125
CMS Energy Corp., Sr. Notes	B1	7.50%	01/15/09	1,050	1,081,500
Exco Resources, Inc., Gtd. Notes	B2	7.25%	01/15/11	1,300	1,319,500
Hanover Compressor Co., Sr. Notes	B3	9.00%	06/01/14	200	214,000
Headwaters, Inc., Term B (cost $729,404; purchased 12/06/04)(f)(k)(m)	B1	5.33%	04/30/11	719	728,206
Homer City Funding LLC, Gtd. Notes	Ba2	8.734%	10/01/26	1,498	1,734,340
Invensys PLC, Second Lien Loan (United Kingdom) (cost $501,579; purchased 03/22/04)(f)(k)(m)	B1	6.76%	12/30/09	500	513,125
Invensys PLC, Sr. Notes (United Kingdom) 144A(j)	B3	9.875%	03/15/11	700	712,250
IPALCO Enterprises, Inc., Sec’d. Notes	Ba1	8.375%	11/14/08	750	817,500
IPALCO Enterprises, Inc., Sec’d. Notes	Ba1	8.625%	11/14/11	350	401,625
K2, Inc., Sr. Notes	Ba3	7.375%	07/01/14	100	103,500
Nevada Power Co., Gen. Ref. Mtge.	Ba2	5.875%	01/15/15	150	146,250
Nevada Power Co., Gen. Ref. Mtge. 144A(j)	Ba2	6.50%	04/15/12	150	154,875
Peabody Energy Corp., Gtd. Notes	Ba3	6.875%	03/15/13	1,775	1,828,250
PSE&G Energy Holdings LLC, Notes	Ba3	7.75%	04/16/07	1,625	1,669,687
PSE&G Energy Holdings LLC, Sr. Notes	Ba3	8.50%	06/15/11	950	1,021,250
PSE&G Energy Holdings LLC, Sr. Notes	Ba3	8.625%	02/15/08	550	580,250
Rayovac Corp., Sr. Sub. Notes	B3	8.50%	10/01/13	475	489,250
Rayovac Corp., Sr. Sub. Notes 144A(j)	B3	7.375%	02/01/15	1,075	1,029,312
Reliant Energy, Inc., Pass-Through Certs, Ser. B	B1	9.237%	07/02/17	394	453,384
Reliant Energy, Inc., Sec’d. Notes	B1	6.75%	12/15/14	1,000	932,500
Reliant Energy, Inc., Sec’d. Notes	B1	9.25%	07/15/10	650	695,500
Reliant Energy, Inc., Sec’d. Notes (cost $765,748; purchased 02/10/05)(k)	B1	5.05%	04/30/10	750	758,438
Reliant Resources, Inc., Sec’d. Notes	B1	9.50%	07/15/13	875	951,562
Sierra Pacific Power Co., Gen, Ref. Mtge.	Ba2	6.25%	04/15/12	875	888,125
South Point Energy Center LLC, Gtd. Notes 144A(j)	B2	8.40%	05/30/12	1,082	1,005,863
TECO Energy, Inc., Sr. Notes	Ba2	7.50%	06/15/10	700	745,500
TECO Energy, Inc., Sr. Notes	Ba2	10.50%	12/01/07	1,000	1,122,500
Texas Genco LLC, Sr. Notes 144A(j)	B1	6.875%	12/15/14	375	375,938

					30,498,040

Waste Management — 1.2%
Allied Waste North America, Inc., Gtd. Notes, Ser. B	B2	8.50%	12/01/08	835	855,875
Allied Waste North America, Inc., Gtd. Notes, Ser. B	B2	8.875%	04/01/08	585	604,744
Allied Waste North America, Inc., Gtd. Notes, Ser. B	B2	9.25%	09/01/12	325	347,750
Allied Waste North America, Inc., Sr. Notes	B2	6.375%	04/15/11	750	697,500
Allied Waste North America, Inc., Sr. Notes	B2	7.875%	04/15/13	250	249,375
Allied Waste North America, Inc., Sr. Notes 144A(j)	B2	7.25%	03/15/15	700	665,000
Allied Waste North America, Inc., Sr. Sec’d. Notes	B2	6.50%	11/15/10	450	436,500

					3,856,744

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Rate	Principal Amount (000)	Value
TOTAL CORPORATE BONDS (cost $ 271,555,794)					275,907,293

FOREIGN GOVERNMENT OBLIGATIONS — 7.9%
Cabinet Ministers Ukraine, (Ukraine)(j)	B1	6.875%	03/04/11	300	307,500
Republic of Brazil, (Brazil)	B1	2.125%	04/15/12	176	165,672
Republic of Brazil, (Brazil)	B1	10.00%	08/07/11	75	81,000
Republic of Brazil, (Brazil)	B1	10.50%	07/14/14	2,725	3,004,312
Republic of Brazil, Ser. R (Brazil)	B1	8.00%	04/15/14	9,030	8,951,463
Republic of Guatemala, Notes (Guatemala)	Ba2	9.25%	08/01/13	500	565,000
Republic of Panama (Panama)	Ba1	7.25%	03/15/15	50	49,625
Republic of Panama (Panama)	Ba1	8.875%	09/30/27	1,100	1,182,500
Republic of Panama (Panama)	Ba1	9.375%	07/23/12	1,350	1,520,775
Republic of Peru (Peru)	Ba3	5.00%	03/07/17	85	80,325
Republic of Peru (Peru)	Ba3	9.125%	02/21/12	2,700	3,024,000
Republic of Peru (Peru)	Ba3	9.875%	02/06/15	250	288,750
Republic of Ukraine, (Ukraine)	B1	6.875%	03/04/11	450	461,925
Republic of Ukraine, Sr. Notes 144A (Ukraine)	B1	11.00%	03/15/07	280	300,649
Russian Federation (Russia)	Baa3	5.00%	03/31/30	3,875	3,977,688
Russian Federation (Russia)	Baa3	11.00%	07/24/18	1,000	1,377,500

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (cost $24,446,013)					25,338,684

TOTAL LONG-TERM BONDS (cost $296,001,807)					301,245,977

				Units
CERTIFICATES OF BENEFICIAL INTEREST
Aircraft Statutory Trust(e)
(cost $0)				1,181	12

TOTAL LONG-TERM INVESTMENTS (cost $296,001,807)					301,245,989

				Principal Amount (000)
SHORT-TERM INVESTMENTS — 4.0%
COMMERCIAL PAPER — 2.9%
Danske Corp.	PRIM1	2.775%	06/15/05	$1,100	1,093,641
HBOS Treasury Services PLC, Sr. Notes (United Kingdom)	PRIM1	2.83%	05/31/05	800	796,227
Skandinaviska Enskilda Banken, 144A(j)	PRIM1	2.661%	05/23/05	500	498,075
UBS AG	PRIM1	2.56%	05/05/05	4,500	4,489,120
UBS AG	PRIM1	2.725%	06/01/05	1,000	995,383
UBS AG	PRIM1	2.74%	06/06/05	1,400	1,392,967

					9,265,413

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.4%
Federal Home Loan Mortgage Discount Notes(d)	PRIM1	2.376%	04/01/05	1,000	1,000,000
United States Treasury Bill(i)	Aaa	2.74%	06/16/05	460	457,034

					1,457,034

REPURCHASE AGREEMENT — 0.7%
State Street Bank & Trust Co.(b)		2.25%	04/01/05	2,174	2,173,904

TOTAL SHORT-TERM INVESTMENTS (cost $12,896,654)					12,896,351

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN (cost $308,898,461)(l)					314,142,340

OUTSTANDING OPTIONS WRITTEN(e)
				Contracts
Call Options
United States Treasury 10Yr. Notes Futures, expiring 5/20/05 @ $111.0				26	(5,688)
United States Treasury 10Yr. Notes Futures, expiring 5/20/05 @ $112.0				136	(10,625)

					(16,313)

Put Options
United States Treasury 10Yr. Notes Futures, expiring 5/20/05 @ $106.0				32	(3,500)
United States Treasury 10Yr. Notes Futures, expiring 5/20/05 @ $107.0				130	(26,406)

					(29,906)

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

Value
TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $80,966)	(46,219)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN — 97.7% (cost $308,817,495)	314,096,121
OTHER ASSETS IN EXCESS OF LIABILITIES(g)(h) — 2.3%	7,446,342

NET ASSETS — 100.0%	$321,542,463

The following abbreviations are used in portfolio descriptions:

NR	Not Rated by Moody’s or Standard & Poor’s

(a)	Represents issuer in default on interest payments, non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $2,174,040 due 4/01/05. The value of the collateral including accrued interest was $2,298,584. Collateralized by United States Treasury or federal agency obligations.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2005.

(d)	Rate quoted represents yield-to-maturity as of purchase date.

(e)	Non-income producing security.

(f)	Loan Participation Agreements.

(g)	Other assets in excess of liabilities include net unrealized appreciation on outstanding forward foreign currency contracts as of March 31, 2005 as follows:

Forward Foreign Currency Contract	Value at Settlement Date	Value at March 31, 2005	Unrealized Appreciation/ (Depreciation)
Purchased:
Euro expiring 4/18/05	$2,109,983	$2,042,435	$(67,548)

Sold:
Euro expiring 4/18/05	3,959,659	3,835,888	123,771
Euro expiring 4/25/05	1,416,987	1,426,669	(9,682)

			114,089

			$46,541

(h)	Other assets in excess of liabilities include net unrealized depreciation on open financial futures contracts as of March 31, 2005 as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2005	Unrealized Depreciation
Long Positions:
134	Eurodollars	Sep 05	$32,511,684	$32,168,375	$(343,309)

(i)	Security segregated as collateral for futures contracts.

(j)	Security was purchased pursuant to Rule 144A under the Security Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers unless otherwise noted 144A securities are deemed to be liquid.

(k)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $19,361,307. The aggregate value $19,512,429 represent 6.02% of net assets.

(l)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$308,979,949	$8,890,141	$3,727,750	$5,162,391

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

(m)	Standard & Poor’s rating.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP PIMCO TOTAL RETURN PORTFOLIO

March 31, 2005 (Unaudited)

	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 68.6%
LONG-TERM BONDS
ASSET BACKED SECURITIES — 0.2%
AmeriQuest Mortgage Securities, Inc., Series 2004-X2, Cl. A1, 144A(b)(i)	Aaa	3.41%	06/25/34	$2,642	$2,649,291
Block Mortgage Finance, Inc., Series 1998-2(b)	Aaa	2.71%	08/25/28	6	5,922
Brazos Student Loan Finance Corp., Series 1998-A(b)	Aaa	3.49%	06/01/23	185	187,271
First Nationwide Trust, Series 2001-4	AAA(c)	8.50%	09/25/31	8	8,255

					2,850,739

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.5%
Banc of America Mortgage Securities, Series 2004-2	Aaa	6.50%	10/25/31	480	495,261
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-05(b)	Aaa	5.93%	06/25/32	435	437,857
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11(b)	Aaa	5.64%	02/25/33	790	787,096
Citibank Omni Master Trust, Series 2002-4, Cl. A(b)	Aaa	2.94%	08/18/09	1,300	1,300,611
Federal National Mortgage Association, Series 2001-29	Aaa	6.50%	07/25/31	380	398,001
Government Lease Trust, Series 1999-C1A, 144A(i)	A(c)	4.00%	05/18/11	1,500	1,415,954
Government National Mortgage Association, Series 2000-14(b)	Aaa	3.47%	02/16/30	41	41,378
Homeside Mortgage Securities Trust, Series 2001-1(b)	Aaa	2.86%	01/20/27	81	79,666
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2(b)	Aaa	3.87%	01/25/32	26	25,804
Master Asset Securitization Trust, Series 2003-7	AAA(c)	5.50%	09/25/33	3,637	3,611,557
Mellon Residental Funding Corp., Series 1999-TBC2(b)	AAA(c)	3.02%	07/25/29	66	65,880
ML CLO, Series A-1X (cost $883,251; purchased 7/28/04)(h)	Aaa	3.383%	06/23/10	883	881,119
Mortgage Capital Funding, Inc., Series 1996-MC1	AAA(c)	7.90%	02/15/06	101	103,284
Residential Funding Mortgage Securities I, Series 2003-S9	Aaa	6.50%	03/25/32	1,131	1,162,205
Structured Asset Mortgage Investments, Inc., Series 1999-1(b)	AAA(c)	6.44%	06/25/29	22	22,040
Washington Mutual, Inc., Series 2002-AR2(b)	Aaa	3.43%	02/27/34	1,668	1,660,911
Washington Mutual, Inc., Series 2003-AR1(b)	Aaa	5.39%	02/25/33	453	454,476
Washington Mutual, Inc., Series 2003-R1, Class A1(b)	Aaa	3.12%	12/25/27	17,990	17,972,066

					30,915,166

COMMERCIAL MORTGAGE BACKED SECURITIES — 1.0%
Commercial Mortgage Pass-Through Cert., Ser. 2005-F10A, Cl. M0A1, 144A (cost $12,400,000; purchased 3/23/05)(b)(h)(i)	Aaa	3.03%	03/15/20	12,400	12,403,881

CORPORATE BONDS — 9.8%
Airlines
United Air Lines, Inc., Pass-Through Certs., Series A-4 (cost $143,145; purchased 12/28/01)(a)(h)	NR	9.21%	01/21/24	200	95,890

Auto - Cars & Trucks — 1.5%
DaimlerChrysler North America Holdings Corp.(b)	A3	3.20%	03/07/07	11,300	11,301,378
DaimlerChrysler North America Holdings Corp., M.T.N.(b)	A3	3.77%	08/08/06	1,700	1,716,060
General Motors Corp.	Baa3	8.375%	07/15/33	6,550	5,605,045

					18,622,483

Financial Services — 5.7%
Ford Motor Credit Co.(b)	A3	4.00%	03/21/07	8,800	8,816,315
Ford Motor Credit Co.	A3	6.875%	02/01/06	2,000	2,027,196
General Electric Capital Corp.	Aaa	0.10%	12/20/05	JPY 180,000	1,679,474
General Electric Capital Corp., M.T.N.	Aaa	1.40%	11/02/06	JPY 469,000	4,461,252
General Motors Acceptance Corp.	Baa2	6.875%	09/15/11	$2,500	2,262,103

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value
General Motors Acceptance Corp.	Baa2	7.50%	07/15/05	1,900	1,915,242
General Motors Acceptance Corp., M.T.N.(b)	Baa2	3.92%	10/20/05	5,500	5,487,432
General Motors Acceptance Corp., M.T.N.(b)	Baa2	4.75%	05/19/05	1,100	1,100,822
HSBC Bank USA(b)	Aa2	3.12%	09/21/07	4,300	4,303,259
Morgan Stanley Warehouse Facilities, 144A (cost $29,800,000; purchased 6/28/04)(h)(i)	NR	2.863%	07/06/05	29,800	29,710,728
PEMEX Master Trust	Baa1	7.375%	12/15/14	300	321,000
PEMEX Master Trust	Baa1	8.625%	02/01/22	500	568,125
PEMEX Master Trust	Baa1	9.125%	10/13/10	2,000	2,310,000
Pemex Project Funding Master Trust, 144A(i)	Baa1	9.25%	03/30/18	1,700	2,040,000
Simsbury CLO, Ltd., 144A(b)(i)	Aaa	3.92%	09/24/11	3,873	3,872,833

					70,875,781

Oil & Gas — 0.3%
El Paso Corp.	Caa1	7.00%	05/15/11	200	192,000
El Paso Energy Corp., M.T.N.	Caa1	7.75%	01/15/32	2,240	2,111,200
El Paso Energy Corp., M.T.N.	Caa1	7.80%	08/01/31	1,250	1,175,000

					3,478,200

Telecommunications — 1.3%
MCI, Inc.	B2	8.735%	05/01/14	4,700	5,170,000
Qwest Capital Funding, Inc.	Caa2	7.25%	02/15/11	200	186,500
Qwest Corp., 144A(i)	Ba3	9.125%	03/15/12	1,650	1,794,375
SBC Communications, Inc., 144A(i)	A2	4.25%	06/05/21	9,100	9,115,561

					16,266,436

Utility - Electric — 0.8%
Pacific Gas & Electric Corp.(b)	Baa1	3.26%	04/03/06	2,200	2,205,766
PP&L Capital Funding, Inc., Series C, M.T.N.	Baa3	7.75%	04/15/05	2,300	2,303,653
PPL Capital Funding, Inc., Trust I	Ba1	7.29%	05/18/06	4,400	4,535,652
TXU Energy Co. LLC., 144A(b)(i)	Baa2	3.42%	01/17/06	1,100	1,099,892

					10,144,963

Waste Management — 0.2%
Waste Management, Inc.	Baa3	7.00%	10/15/06	2,775	2,887,385

TOTAL CORPORATE BONDS (cost $ 122,706,995)					122,371,138

FOREIGN GOVERNMENT BONDS — 6.9%
Federal Republic of Brazil, (Brazil)	B1	3.063%	04/15/06	840	838,992
Federal Republic of Brazil, (Brazil)	B1	3.125%	04/15/09	185	179,986
Federal Republic of Brazil, (Brazil)	B1	11.00%	08/17/40	10,700	11,909,100
Federal Republic of France, (France)	Aaa	4.00%	04/25/55	EUR 1,400	1,764,006
Federal Republic of France, (France)	Aaa	5.00%	04/25/12	EUR 5,700	8,153,666
Federal Republic of Germany, (Germany)	Aaa	5.625%	01/04/28	$7,100	11,269,973
Federal Republic of Germany, (Germany)	Aaa	6.50%	07/04/27	EUR 10,400	18,186,579
Federal Republic of Italy, (Italy)	Aa2	3.75%	06/08/05	JPY 333,000	3,125,660
Federal Republic of Panama, (Panama)	Ba1	8.25%	04/22/08	$1,800	1,917,000
Federal Republic of Panama, (Panama)	Ba1	8.875%	09/30/27	750	806,250
Federal Republic of Peru, (Peru)	Ba3	9.125%	01/15/08	500	545,000
Federal Republic of Peru, (Peru)	Ba3	9.875%	02/06/15	2,500	2,887,500
Russian Federation, (Russia)	Baa3	5.00%	03/31/30	16,700	17,142,550
United Kingdom Treasury Stock, (United Kingdom)	Aaa	5.75%	12/07/09	GBP 4,100	8,096,626

					86,822,888

MUNICIPAL BONDS — 2.8%
Chicago, III., G.O., Proj. & Ref., Ser. A, M.B.I.A.	Aaa	5.00%	01/01/41	300	303,834
Clark Cnty. Nev., Bond Bank, G.O., M.B.I.A.	Aaa	5.00%	06/01/32	3,000	3,057,180
Dallas, TX Indpt. Sch. Dist.	Aaa	5.00%	02/15/21	2,000	2,080,020
Georgia St., Rd. & Thrwy. Auth. Rev.	Aaa	5.00%	03/01/21	700	737,023

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value
Golden St. Tobacco Securitization Corp., Ser. 2003-A-1	Baa3	6.25%	06/01/33	2,500	2,559,050
Golden St. Tobacco Securitization Corp., Ser. 2003-A-1	Baa3	6.75%	06/01/39	2,000	2,108,700
Honolulu Hawaii City & Cnty., G.O., Ser. A, M.B.I.A.	Aaa	5.00%	07/01/23	3,075	3,213,744
Massachusetts St. Wtr. Res. Auth., Ser. J, F.S.A.	Aaa	5.00%	08/01/32	2,500	2,567,750
New Jersey Econ. Dev. Auth. Rev., Ser. I, F.G.I.C., T.C.R.S.	AAA(c)	5.00%	09/01/26	2,890	3,004,329
North East Indpt. Sch. Dist., Texas, G.O.	Aaa	5.00%	08/01/29	1,000	1,025,430
Pierce Cnty. Washington Sch. Dist., G.O., F.S.A.	Aaa	5.00%	12/01/23	3,000	3,118,320
Salt River Proj., Ariz., Agricultural Impvt. & Pwr. Dist. Elec. Sys. Rev., Ser. B	Aa2	4.75%	01/01/32	2,000	2,007,580
South Carolina St. Hwy., Ser. B	Aaa	5.00%	04/01/17	2,000	2,119,800
Tobacco Settlement Fin. Corp., NJ	Baa3	6.375%	06/01/32	2,000	2,050,260
Tobacco Settlement Fin. Corp., NY, Ser. 1029 (cost $1,163,980; purchased 3/24/05)(b)(h)	AA(c)	8.25%	06/01/15	1,000	1,165,820
Tobacco Settlement Fin. Corp., RI, Asset Bkd., Ser. A	Baa3	6.25%	06/01/42	400	402,020
Tobacco Settlement Fin. Corp., RI, Ser. A	Baa3	6.125%	06/01/32	1,205	1,207,988
Triborough Bridge & Tunnel Auth., NY, Rev., Rfdg., Ser. B	Aa3	5.00%	11/15/32	1,860	1,900,083

					34,628,931

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 16.4%
United States Treasury Bonds		2.375%	01/15/25	4,653	5,005,402
United States Treasury Bonds		6.00%	02/15/26	8,600	9,837,927
United States Treasury Bonds		6.25%	08/15/23	7,500	8,732,520
United States Treasury Bonds		6.625%	02/15/27	5,500	6,777,034
United States Treasury Bonds		6.875%	08/15/25	200	250,992
United States Treasury Bonds		8.125%	08/15/19	27,100	36,459,039
United States Treasury Bonds		8.875%	08/15/17	100	139,035
United States Treasury Bonds		9.125%	05/15/18	13,600	19,430,470
United States Treasury Notes		2.00%	01/15/14	20,537	21,020,729
United States Treasury Notes(e)		3.375%	01/15/07-10/15/09	4,263	4,205,873
United States Treasury Notes		3.625%	07/15/09	34,100	33,440,642
United States Treasury Notes		4.00%	02/15/15	18,800	18,062,683
United States Treasury Notes		4.875%	02/15/12	34,395	35,516,862
United States Treasury Strip I/O(b)		7.25%	02/15/22	7,000	3,022,509
United States Treasury Strip I/O(b)		7.50%	11/15/16	1,300	747,379
United States Treasury Strip I/O(b)		8.75%	05/15/20	3,600	1,705,946
United States Treasury Strip I/O(b)		11.25%	02/15/15	1,050	663,759

					205,018,801

U.S. GOVERNMENT MORTGAGE BACKED SECURITIES —29.0%
Federal National Mortgage Association(b)		4.22%	05/01/36	144	147,587
Federal National Mortgage Association		4.50%	06/01/33-09/01/33	10,465	9,945,545
Federal National Mortgage Association		4.50%	TBA	70,200	66,602,250
Federal National Mortgage Association(b)		4.87%	12/01/36	3,366	3,445,861
Federal National Mortgage Association		5.00%	12/01/18-02/01/19	835	835,656
Federal National Mortgage Association		5.00%	TBA	259,900	253,321,411
Federal National Mortgage Association		5.50%	TBA	24,400	24,430,500
Federal National Mortgage Association(g)		5.94%	11/01/11	964	1,018,562
Federal National Mortgage Association		6.00%	04/01/16-01/01/23	3,206	3,310,297
Government National Mortgage Association(b)		3.375%	04/20/25-05/20/25	96	97,731
Government National Mortgage Association(b)		3.75%	08/20/24-08/20/27	292	296,642
Government National Mortgage Association		4.50%	09/15/33	57	54,711
Government National Mortgage Association		9.00%	07/15/30-10/15/30	9	9,717

					363,516,470

					858,528,014

			Expiration Date	Shares
WARRANTS(j)
Mexico United Mexican States			6/30/06	1,000	24,800
Mexico Value, Ser. D			6/30/06	1,000	6,000
Mexico Value, Ser. E			6/01/07	1,000	22,500

					53,300

TOTAL LONG-TERM INVESTMENTS (cost $854,676,110)					858,581,314

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS — 41.2%
OTHER CORPORATE OBLIGATIONS — 27.0%
Bank of America NA	PRIM1	2.48%	04/06/05	300	300,000
Bank of America NA	PRIM1	2.61%	04/20/05	100	100,000
Barclays United States Funding LLC	PRIM1	3.02%	07/21/05	34,100	33,782,472
Citibank New York N.A.	PRIM1	2.90%	06/10/05	1,300	1,300,000
Citibank New York N.A.	PRIM1	2.985%	06/22/05	2,800	2,800,000
Danske Corp.	PRIM1	2.98%	06/30/05	34,100	33,845,955
Ford Motor Credit Corp.	P2	2.52%	04/07/05	2,700	2,698,866
General Motors Acceptance Corp.(b)	P2	2.495%	04/05/05	3,500	3,499,030
General Motors Acceptance Corp.(b)	P2	2.535%	04/05/05	1,000	999,718
KFW International Finance,	PRIM1	3.14%	08/22/05	34,100	33,674,678
Rabobank USA Financial Corp.	PRIM1	2.82%	04/01/05	34,200	34,197,321
Skandinaviska Enskilda Banken	PRIM1	2.88%	06/09/05	31,100	30,928,328
Skandinaviska Enskilda Banken	PRIM1	2.97%	06/21/05	6,400	6,357,232
Statens Bostads Finance	PRIM1	2.94%	06/14/05	20,500	20,376,112
Total Fina	PRIM1	2.83%	04/01/05	34,200	34,197,312
UBS Finance, Inc.	PRIM1	2.53%	04/14/05	20,400	20,381,804
UBS Finance, Inc.	PRIM1	2.77%	06/14/05	13,300	13,224,271
UBS Finance, Inc.	PRIM1	2.975%	07/14/05	300	297,422
Wells Fargo Bank NA	NR	2.68%	04/01/05	28,100	28,100,000
Wells Fargo Bank NA	NR	2.79%	04/07/05	2,900	2,900,000
Westpac Capital Corp.	PRIM1	2.90%	06/08/05	3,600	3,580,280
Westpactrust Securities, Ltd.	PRIM1	2.93%	06/09/05	30,200	30,030,402

					337,571,203

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 7.5%
Federal Home Loan Mortgage Corp., Discount Notes(g)		2.815%	06/07/05	31,100	30,937,066
United States Treasury Bills		2.427%	05/05/05	1,500	1,496,563
United States Treasury Bills		2.432%	05/05/05	500	498,852
United States Treasury Bills		2.44%	05/05/05	500	498,848
United States Treasury Bills		2.455%	05/05/05	250	249,420
United States Treasury Bills		2.46%	05/05/05	60	59,861
United States Treasury Bills		2.468%	05/12/05	750	747,892
United States Treasury Bills		2.482%	05/05/05	450	448,945
United States Treasury Bills		2.533%	05/19/05	3,600	3,587,844
United States Treasury Bills		2.645%	04/14/05	34,100	34,067,368
United States Treasury Bills		2.677%	06/02/05	750	746,542
United States Treasury Bills		2.682%	06/02/05	200	199,077
United States Treasury Bills		2.685%	06/02/05	2,750	2,737,284
United States Treasury Bills		2.688%	06/02/05	25	24,884
United States Treasury Bills		2.69%	06/02/05	1,160	1,154,620
United States Treasury Bills		2.695%	06/02/05	750	746,519
United States Treasury Bills(e)		2.732%	06/16/05	8,000	7,954,440
United States Treasury Bills(e)		2.735%	06/16/05	1,000	994,305
United States Treasury Bills(e)		2.74%	06/16/05	5,950	5,916,115
United States Treasury Bills(e)		2.748%	06/16/05	750	745,729
United States Treasury Bills(e)		2.755%	06/16/05	290	288,348

					94,100,522

REPURCHASE AGREEMENT — 6.7%
State Street Bank & Trust Co. (d) (cost $83,709,102)		2.25%	04/01/05	83,709	83,709,102

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

			Contracts/ Notional (000)	Value
OUTSTANDING OPTIONS PURCHASED — 0.2%
Call Options — 0.1%
Swap Option, expiring 4/27/09 @ $5.75			9,800	893,868
Swap Option 3 month LIBOR, expiring 5/2/08 @ $5.75			7,800	700,962

				1,594,830

Put Options — 0.1%
CME Aput, expiring 12/19/05 @ $94.25			10	125
CME Aput, expiring 3/13/06 @ $92.5			120	1,500
Euro Futures, expiring 12/19/05 @ $93.5			483	3,019
Euro Futures, expiring 12/19/05 @ $93.75			220	1,375
Euro Futures, expiring 9/19/05 @ $93.75			300	1,875
Euro Futures, expiring 9/19/05 @ $94.75			697	8,712
Swap Option, expiring 4/27/09 @ $6.25			13,100	513,703
Swap Option 3 month LIBOR, expiring 5/2/08 @ $6.25			4,500	148,019

				681,866

				2,276,696

TOTAL SHORT-TERM INVESTMENTS (cost $517,582,299)				571,657,523

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND INVESTMENTS SOLD SHORT (cost $1,372,258,409)(k)				$1,376,238,837

OUTSTANDING OPTIONS WRITTEN(n) — (0.1%)
Call Options
Swap Option 3 month LIBOR, expiring 7/3/06 @ $4.0			35,300	(134,317)
Swap Option 3 month LIBOR, expiring 9/23/05 @ $4.0			59,200	(59,910)
United States Treasury 10 Yr. Notes, expiring 5/20/05 @ $112.0			175	(13,672)
United States Treasury 10 Yr. Notes, expiring 5/20/05 @ $114.0			66	(1,031)
United States Treasury 10 Yr. Notes, expiring 5/20/05 @ $115.0			81	(1,265)

				(210,195)

Put Options — (0.1%)
Swap Option, expiring 9/23/05 @ $7.0			59,200	(4,618)
Swap Option 3 month LIBOR, expiring 7/3/06 @ $6.0			35,300	(283,106)
United States Treasury 10 Yr. Notes, expiring 5/20/05 @ $107.0			175	(35,547)
United States Treasury 10 Yr. Notes, expiring 5/20/05 @ $108.0			571	(231,969)
United States Treasury 10 Yr. Notes, expiring 5/20/05 @ $109.0			81	(59,484)
United States Treasury Bonds, expiring 5/20/05 @ $108.0			11	(3,953)

				(618,677)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $4,063,197)				(828,872)

	Interest Rate	Maturity Date	Principal Amount (000)
INVESTMENTS SOLD SHORT — (13.7%)
U.S. Government & Agency Obligations
Federal National Mortgage Association	5.50%	TBA	(13,200)	(13,447,500)
Federal National Mortgage Association	6.00%	TBA	(2,500)	(2,554,688)
United States Treasury Notes	3.00%	11/15/07	(6,300)	(6,163,170)
United States Treasury Notes	3.625%	05/15/13	(62,400)	(59,226,398)
United States Treasury Notes	3.875%	02/15/13	(26,600)	(25,676,262)
United States Treasury Notes	4.00%	11/15/12	(27,900)	(27,237,375)
United States Treasury Notes	4.25%	08/15/14	(20,000)	(19,612,500)
United States Treasury Notes	4.375%	05/15/07-08/15/12	(9,900)	(9,971,760)
United States Treasury Notes	6.00%	08/15/09	(7,000)	(7,522,263)

TOTAL INVESTMENTS SOLD SHORT (proceeds received $171,985,188)				(171,411,916)

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

Value
TOTAL INVESTMENTS NET OF OUTSTANDING OPTIONS WRITTEN AND INVESTMENTS SOLD SHORT –96.2% (cost $1,196,210,024)	1,203,998,049
OTHER ASSETS IN EXCESS OF LIABILITIES (f) — 3.8%	47,700,680

NET ASSETS — 100.0%	$1,251,698,729

The following abbreviations are used in portfolio descriptions:

F.G.I.C.	Financial Guaranty Insurance Company
F.S.A.	Financial Security Assurance
G.O.	General Obligation
M.B.I.A.	Municipal Bond Insurance Association
M.T.N.	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	Securities purchased on a forward commitment basis
T.C.R.S.	Transferable Custodial Receipts

(a)	Represents issuer in default on interest payments, non-income producing security.

(b)	Rate shown reflects current rate on variable rate instrument.

(c)	Standard & Poor’s rating.

(d)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $83,714,334 due 4/1/05. The value of the collateral including accrued interest was $85,748,243. The collateral consists of United States Treasury or Federal Agency Obligations.

(e)	Security segregated as collateral for futures contracts.

(f)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial futures and foreign currency contracts:

Open futures contracts as of March 31, 2005 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2005	Appreciation/ (Depreciation)
Long Positions:
25	Euribor	Jun 05	$405	$405	$0
86	LIBOR	Dec 05	19,350,266	19,294,991	(55,275)
66	UK Treasury Bonds	Jun 05	13,563,017	13,725,809	162,792
585	Eurodollars	Sep 05	141,664,604	140,436,563	(1,228,041)
2,147	Eurodollars	Dec 05	516,515,612	514,018,637	(2,496,975)
19	Eurodollars	Dec 06	4,561,663	4,528,888	(32,775)
1,975	U.S. Treasury 5 Yr Notes	Jun 05	212,140,045	211,510,156	(629,889)
555	U.S. Treasury 10 Yr Notes	Jun 05	60,399,609	60,642,421	242,812

					(4,037,351)
Short Positions:
45	LIBOR	Dec 05	37,204	531	36,673
77	U.S. Treasury Bonds	Jun 05	8,518,125	8,575,875	(57,750)

					(21,077)

					$4,058,428

Foreign currency exchange contracts outstanding at March 31, 2005:

Forward Foreign Currency Contract	Value at Settlement Date	Value at March 31, 2005	Unrealized Appreciation/ Depreciation
Bought:
Eurodollars expiring 4/18/05	$4,558,883	$4,493,357	$(65,526)
Eurodollars expiring 4/25/05	4,973,662	4,975,185	1,523
Pound Sterling expiring 4/28/05	19,815,504	19,803,274	(12,230)

			(76,233)
Sold:
Eurodollars expiring 4/18/05	3,752,172	3,634,886	117,286
Eurodollars expiring 4/25/05	42,549,706	41,831,245	718,461
Pound Sterling expiring 4/28/05	19,753,793	19,905,168	(151,375)
Pound Sterling expiring 4/28/05	8,838,020	8,723,253	114,767
Japanese Yen expiring 4/13/05	285,015	281,851	3,164

			802,303

			$726,070

(g)	Rate quoted represents yield-to-maturity as of purchase date.

(h)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $44,390,376. The aggregate value $44,257,438 represents 3.5% of net assets

(i)	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(j)	Non-income producing security.

(k)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,373,658,040	$7,661,431	$5,080,634	$2,580,797

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

SP PIMCO Total Return Portfolio:

(l)	The SP PIMCO Total Return Portfolio entered into interest rate swap agreements during the period ended March 31, 2005. Details of the swap agreements outstanding as of March 31, 2005 were as follows:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
J.P. Morgan (a)	3/15/32	EUR	9,700	6.00%	6 month Euribor	$712,173
Lehman Brothers (a)	12/15/31	EUR	3,000	5.50%	6 month Euribor	(745,555)
RBS Greenwich Capital (b)	12/15/24		$115,100	4.00%	3 month LIBOR	(1,815,224)
Bank of America, N.A. (a)	6/15/15		$27,100	5.00%	3 month LIBOR	837,386
Goldman Sachs (a)	6/15/15		$11,700	5.00%	3 month LIBOR	452,437
Lehman Brothers (a)	6/15/15		$55,600	5.00%	3 month LIBOR	1,301,255
J.P Morgan (a)	6/15/15		$8,900	5.00%	3 month LIBOR	151,388
Goldman Sachs (a)	6/15/15		$8,800	4.00%	3 month LIBOR	57,820
Bank of America, N.A. (a)	6/15/25		$18,200	6.00%	3 month LIBOR	45,310
Bank of America, N.A. (b)	6/15/35		$5,300	6.00%	3 month LIBOR	13,802
J.P Morgan ()	6/17/12	EUR	5,600	5.00%	6 month LIBOR	(38,447)
J.P. Morgan (a)	12/17/08	EUR	13,500	4.00%	3 month LIBOR	323,384
UBS Warburg (b)	9/15/05		$3,700	3.25%	3 month LIBOR	(23,671)
UBS Warburg (a)	6/18/07	EUR	34,100	5.00%	6 month Euribor	(3,717,142)
J.P. Morgan (b)	6/18/34	EUR	4,100	6.00%	6 month Euribor	464,887
J.P. Morgan (b)	6/18/34	EUR	300	6.00%	6 month Euribor	33,217
J.P. Morgan (b)	6/18/34	EUR	1,400	6.00%	6 month Euribor	161,883
J.P. Morgan (b)	6/18/34	EUR	1,400	6.00%	6 month Euribor	146,943
J.P. Morgan (b)	6/18/34	EUR	900	6.00%	6 month Euribor	93,797
J.P. Morgan (a)	6/15/08	GBP	43,800	5.00%	6 month LIBOR	315,170
Barclays Capital (b)	6/15/08	GBP	2,000	5.00%	6 month LIBOR	38,588

						$(1,190,599)

(a)	Portfolio pays the fixed rate and receives the floating rate.

(b)	Portfolio pays the floating rate and receives the fixed rate.

SP PIMCO Total Return Portfolio:

(m)	The SP PIMCO Total Return Portfolio entered into credit default swap agreements during the period ended March 31, 2005. Details of the swap agreements outstanding as of March 31, 2005 were as follows:

Counterparty (a)	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley	12/20/08	$300	0.26%	Allstate Corp., 6.125%, due 2/15/12	$(1,478)
Morgan Stanley	12/20/08	2,700	0.26%	Allstate Corp., 6.125%, due 2/15/12	(12,793)
Merrill Lynch	12/20/08	800	0.27%	Anadarko Petroleum Corp., 5%, due 10/1/12	(1,756)
UBS	12/20/08	3,200	0.35%	AutoZone, Inc., 5.875, due 10/15/12	30,190
Bear Stearns	12/20/08	400	1.09%	Capital One Bank, 4.875%, due 5/15/08	(7,961)
Bear Stearns	12/20/08	100	1.09%	Capital One Bank, 4.875%, due 5/15/08	(2,575)
UBS	12/20/08	800	0.44%	Carnival Corp., 6.15%, due 4/15/08	(6,867)
Bear Stearns	12/20/08	800	0.19%	Caterpillar Inc., 7.250%, due 9/15/09	(1,017)
Lehman Brothers	12/20/08	100	0.24%	Costco Wholesale Corp., 5.50%, due 3/15/07	(484)
Lehman Brothers	12/20/08	700	0.24%	Costco Wholesale Corp., 5.50%, due 3/15/07	(2,831)
Morgan Stanley	12/20/08	800	0.42%	Countrywide Home Loans, Inc., 5.625%, due 7/15/09	(1,749)
Bear Stearns	12/20/08	800	0.24%	Deere & Co., 7.85%, due 5/15/10	(2,680)
Merrill Lynch	12/20/08	1,400	0.35%	Devon Energy Corp., 6.875%, due 9/30/11	(4,791)
Merrill Lynch	12/20/08	200	0.35%	Devon Energy Corp., 6.875%, due 9/30/11	(1,227)
Bank of America	12/20/08	1,700	0.13%	E.I. Du Pont De Nemours, 6.875%, due 10/15/09	(2,164)
Bank of America	12/20/08	200	0.13%	E.I. Du Pont De Nemours, 6.875%, due 10/15/09	(331)
Citibank, N.A., London	12/20/08	2,200	0.28%	Eaton Corp., 5.75%, due 7/15/12	(12,125)
Citibank, N.A., London	12/20/08	300	0.28%	Eaton Corp., 5.75%, due 7/15/12	(1,121)
Barclays Bank PLC	12/20/08	300	0.16%	Eli Lilly & Co. Inc., 6.00%, due 3/15/12	(339)
Barclays Bank PLC	12/20/08	300	0.16%	Eli Lilly & Co. Inc., 6.00%, due 5/15/12	(5,143)
Morgan Stanley	12/20/08	1,600	0.21%	Emerson Electric Co., 4.625%, due 10/15/12	(1,603)
Morgan Stanley	12/20/08	200	0.21%	Emerson Electric Co., 4.625%, due 10/15/12	(67)
Morgan Stanley	12/20/08	800	0.22%	Emerson Electric Co., 7.125%, due 8/15/10	(1,078)
Citibank, N.A., London	12/20/08	1,700	0.29%	FedEx Corp., 7.25%, due 2/15/11	(6,870)
Citibank, N.A., London	12/20/08	200	0.29%	FedEx Corp., 7.25%, due 2/15/11	(561)
Merrill Lynch	12/20/08	100	0.22%	Gannett Co., Inc., 6.375%, due 4/1/12	(549)
Merrill Lynch	12/20/08	500	0.22%	Gannett Co., Inc., 6.375%, due 4/1/12	(443)
Bear Stearns	6/20/05	27,500	0.69%	General Motors Corp., 6.875%, due 8/28/12	(110,871)
Bear Stearns	6/20/05	26,250	0.55%	General Motors Acceptance Corp., 7.125%, due 7/15/13	122,537
Lehman Brothers	12/20/08	900	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(20,957)
Lehman Brothers	12/20/08	100	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(1,363)
Bear Stearns	12/20/08	2,200	0.32%	Hewlett Packard Co., 6.50%, due 7/1/12	(7,695)
Bear Stearns	12/20/08	300	0.32%	Hewlett Packard Co., 6.50%, due 7/1/12	(659)
Merrill Lynch	12/20/08	200	0.32%	Ingersoll-Rand Co., 6.48%, due 6/1/25	(927)
Merrill Lynch	12/20/08	1,200	0.32%	Ingersoll-Rand Co., 6.48%, due 6/1/25	(5,960)
Bear Stearns	12/20/08	800	0.60%	International Paper Co., 6.75%, due 9/1/11	(4,875)
Lehman Brothers	12/20/08	2,100	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	(1,943)
Lehman Brothers	12/20/08	300	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	(393)
Morgan Stanley	12/20/08	800	0.53%	Kroger Co. (The), 4.75%, due 4/15/12	(4,226)
Lehman Brothers	12/20/08	900	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(8,475)
Lehman Brothers	12/20/08	100	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(1,042)
Lehman Brothers	12/22/08	1,200	0.30%	Masco Corp., 5.875%, due 7/15/12	(1,154)
Lehman Brothers	12/20/08	100	0.30%	Masco Corp., 5.875%, due 7/15/12	(168)
Merrill Lynch	12/20/08	1,200	0.85%	Motorola, Inc., 7.625%, due 11/15/10	(22,674)
Lehman Brothers	12/20/08	900	0.48%	Northrop Grumman Corp., 7.125%, due 2/15/11	(7,090)
Lehman Brothers	12/20/08	100	0.48%	Northrop Grumman Corp., 7.125%, due 2/15/11	(987)
Merrill Lynch	12/20/08	800	0.28%	Occidental Petroleum Corp., 6.75%, due 1/15/12	(2,433)
Lehman Brothers	6/20/09	6,600	0.40%	People’s Republic of China, 6.80%, due 5/23/11	(32,455)
Bear Stearns (b)	3/20/07	4,500	0.62%	Russia Federation, 2.25%, due 3/31/30	(20,815)
Lehman Brothers	12/22/08	1,200	0.35%	RadioShack Corp., 7.375%, due 5/15/11	1,332
UBS	12/20/08	800	0.37%	RadioShack Corp., 7.375%, due 5/15/11	336
Lehman Brothers	12/20/08	100	0.35%	RadioShack Corp., 7.375%, due 5/15/11	(237)
UBS	12/20/08	800	0.44%	Simon Property Group, L.P., 5.45%, due 5/15/13	(1,165)
Lehman Brothers	12/20/08	2,200	0.12%	The Home Depot, Inc., 5.375%, due 4/1/06	(4,753)
Lehman Brothers	12/20/08	300	0.12%	The Home Depot, Inc., 5.375%, due 4/1/06	(1,753)
Barclays	12/20/08	900	0.67%	The Walt Disney Co., 6.375%, due 3/1/12	(14,434)
Barclays	12/20/08	100	0.67%	The Walt Disney Co., 6.375%, due 3/1/12	(799)
Citibank, N.A., London	12/20/08	3,600	0.14%	Wal-Mart Stores, Inc., 6.875%, due 8/10/09	(7,776)
Bear Stearns	12/20/08	1,500	0.15%	Wal-Mart Stores, Inc., 6.875%, due 8/10/09	(3,761)
Lehman Brothers	12/20/08	1,100	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	1,684
Lehman Brothers	12/20/08	100	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	(15)

					(216,379)

(a)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

(b)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO

March 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.9%
COMMON STOCKS
Air Freight & Logistics — 2.8%

Expeditors International of Washington, Inc.(b)	34,600	$1,852,830
UTI Worldwide, Inc.(b)	26,000	1,805,700

		3,658,530

Airlines — 0.4%
JetBlue Airways Corp.(a)(b)	26,200	498,848

Biotechnology — 1.3%
Celgene Corp.(a)(b)	33,200	1,130,460
Martek Biosciences Corp.(a)(b)	9,900	576,081

		1,706,541

Capital Markets — 3.3%
Ameritrade Holding Corp.(a)(b)	271,900	2,776,099
Legg Mason, Inc.(b)	19,650	1,535,451

		4,311,550

Chemicals — 1.8%
Monsanto Co.	36,800	2,373,600

Commercial Services & Supplies — 5.4%
Dun & Bradstreet Corp. (The)(a)	18,700	1,149,115
Monster Worldwide, Inc.(a)(b)	160,800	4,510,440
Strayer Education, Inc.	11,100	1,257,852

		6,917,407

Communications Equipment — 3.5%
ADC Telecommunications, Inc.(a)(b)	625,400	1,244,546
Comverse Technology, Inc.(a)(b)	85,200	2,148,744
Qualcomm, Inc.	32,100	1,176,465

		4,569,755

Computers & Peripherals — 5.3%
Apple Computer, Inc.(a)	33,000	1,375,110
Diebold, Inc.(b)	49,900	2,737,015
Emulex Corp.(a)(b)	75,100	1,414,884
NCR Corp.(a)	39,000	1,315,860

		6,842,869

Diversified Financial Services — 0.6%
Chicago Merchantile Exchange (The)	3,700	717,911

Electronic Equipment & Instruments — 2.9%
Agilent Technologies, Inc.(a)	6,400	142,080
Amphenol Corp. (Class “A” Stock)	16,900	625,976
Symbol Technologies, Inc.	180,700	2,618,343
Trimble Navigation, Ltd.(a)(b)	10,000	338,100

		3,724,499

Energy Equipment & Services — 4.9%
ENSCO International, Inc.	41,800	1,574,188
Grant Prideco, Inc.(a)	43,100	1,041,296
National-Oilwell, Inc.(a)(b)	45,900	2,143,530
Todco(a)	62,000	1,602,080

		6,361,094

Healthcare Equipment & Supplies — 4.8%
Alcon, Inc.(b)	12,100	1,080,409
Syneron Medical, Ltd.(a)(b)	6,300	200,718
Varian Medical Systems, Inc.(a)(b)	75,300	2,581,284
Waters Corp.(a)	64,400	2,304,876

		6,167,287

Healthcare Providers & Services — 5.7%
Caremark Rx, Inc.(a)	26,400	1,050,192
Cerner Corp.(a)(b)	72,000	3,780,720
PacifiCare Health Systems, Inc.(a)	33,400	1,901,128
Tenet Healthcare Corp.(a)	54,400	627,232

		7,359,272

Hotels, Restaurants & Leisure — 3.8%
Gaylord Entertainment Co.(a)(b)	30,900	1,248,360
GTECH Holdings Corp.	54,300	1,277,679
MGM Mirage(a)	20,600	1,458,892
Wynn Resorts, Ltd.(a)(b)	12,800	867,072

		4,852,003

Household Durables — 0.4%
Harman International Industries, Inc.(b)	6,000	530,760

Internet Software & Services — 6.8%
Akamai Technologies, Inc.(a)(b)	288,700	3,675,151
Ariba, Inc.(a)(b)	108,700	843,512
Google, Inc.(a)(b)	1,400	252,714
VeriSign, Inc.(a)(b)	84,700	2,430,890
Yahoo!, Inc.(a)(b)	47,200	1,600,080

		8,802,347

IT Services — 3.5%
CheckFree Corp.(a)(b)	73,600	2,999,936
Fiserv, Inc.(a)(b)	23,900	951,220
Wright Express Corp.(a)	35,200	601,920

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
		4,553,076

Media — 4.5%
DreamWorks Animation SKG, Inc. (Class “A” Stock)(a)(b)	17,200	700,212
E.W. Scripps Co. (The) (Class “A” Stock)	35,000	1,706,250
Sirius Satellite Radio, Inc.(a)(b)	247,600	1,391,512
XM Satellite Radio Holdings, Inc. (Class “A” Stock)(a)(b)	65,400	2,060,100

		5,858,074

Oil & Gas — 2.2%
Southwestern Energy Co.(a)	33,500	1,901,460
Suncor Energy, Inc.	23,200	932,872

		2,834,332

Personal Products — 0.9%
Estee Lauder Cos., Inc.	26,200	1,178,476

Pharmaceuticals — 1.9%
Allergan, Inc.(b)	5,500	382,085
Andrx Corp.(a)	91,100	2,065,237

		2,447,322

Semiconductors & Semiconductor Equipment — 6.4%
Altera Corp.(a)(b)	65,000	1,285,700
Applied Materials, Inc.(a)	18,700	303,875
International Rectifier Corp.(a)(b)	59,400	2,702,700
Marvell Technology Group, Ltd.(a)	33,500	1,284,390
Maxim Integrated Products, Inc.	29,500	1,205,665
MEMC Electronic Materials, Inc.(a)	104,700	1,408,215

		8,190,545

Software — 15.5%
Amdocs, Ltd.(a)	103,900	2,950,760
Autodesk, Inc.	31,200	928,512
BEA Systems, Inc.(a)(b)	158,500	1,263,245
Business Objects SA ADR(a)(b)	116,100	3,121,929
Cadence Design Systems, Inc.(a)	105,700	1,580,215
Cognos, Inc.(a)	31,900	1,337,886
Compuware Corp.(a)	52,900	380,880
Electronic Arts, Inc.(a)(b)	46,900	2,428,482
Intuit, Inc.(a)(b)	55,700	2,437,989
Mercury Interactive Corp.(a)(b)	38,500	1,824,130
NAVTEQ Corp.(a)	16,900	732,615
Salesforce.com, Inc.(a)	68,000	1,019,320

		20,005,963

Specialty Retail — 2.9%
Chico’s FAS, Inc.(a)(b)	64,300	1,817,118
PETCO Animal Supplies, Inc.(a)	25,100	923,931
Williams-Sonoma, Inc.(a)(b)	25,200	926,100
		3,667,149

Wireless Telecommunication Services — 3.4%
Alamosa Holdings, Inc.(a)(b)	168,400	1,965,228
NII Holdings, Inc.(a)(b)	42,500	2,443,750

		4,408,978

TOTAL LONG-TERM INVESTMENTS (cost $111,438,890)		122,538,188

SHORT-TERM INVESTMENTS — 44.4%
Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series(c) (cost $57,288,972)	57,288,972	57,288,972

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS
WRITTEN —139.3% (cost $168,727,862)(d)		179,827,160

	Contracts
OUTSTANDING OPTIONS WRITTEN(a)
Call Options
Akamai Technologies, Inc., expiring 5/21/05 @ $15.0 (premium received $14,337)	134	(2,680)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN — 139.3% (cost $168,713,525 d)		179,824,480
LIABILITIES IN EXCESS OF OTHER ASSETS — (39.3)%		(50,689,337)

NET ASSETS — 100%		$129,135,143

The following abbreviation is used in the portfolio descriptions:

ADR        American Depositary Receipt

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $46,851,335; cash collateral of $49,064,613 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$169,253,685	$13,831,448	$3,260,653	$10,570,795

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP SMALL CAP GROWTH PORTFOLIO

(formerly known as SP State Street Research Small Cap Growth Portfolio)

March 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.0%
COMMON STOCKS
Apparel — 0.7%
Aeropostale, Inc.(a)	43,100	$1,411,525

Banking — 5.1%
CapitalSource, Inc.(a)	133,700	3,075,100
East West Bancorp, Inc.	37,600	1,388,192
Southwest Bancorp of Texas, Inc.	125,900	2,310,265
UCBH Holdings, Inc.	73,500	2,932,650

		9,706,207

Computer Software & Services — 7.9%
Anteon International Corp.(a)	97,900	3,811,247
BEA Systems, Inc.(a)	260,400	2,075,388
CACI International, Inc.(a)	48,700	2,689,701
Epicor Software Corp.(a)	82,000	1,074,200
Hyperion Solutions Corp.(a)	57,200	2,523,092
Mobility Electronics, Inc.(a)	156,100	1,091,139
Quest Software, Inc.(a)	66,800	924,512
Sybase, Inc.(a)	48,500	895,310

		15,084,589

Consulting — 3.6%
Advisory Board Co. (The)(a)	30,000	1,311,000
Corporate Executive Board Co. (The)	41,800	2,673,110
LECG Corp.(a)	142,700	2,796,920

		6,781,030

Diversified Manufacturing Operations — 0.5%
ESCO Technologies, Inc.(a)	11,900	956,165

Education — 1.5%
Laureate Education, Inc.(a)	66,900	2,862,651

Electronics — 2.8%
Aeroflex, Inc.(a)	111,400	1,039,362
Avocent Corp.(a)	32,300	828,818
Harman International Industries, Inc.	38,400	3,396,864

		5,265,044

Electronic Components — 2.7%
Cymer, Inc.(a)	37,400	1,001,198
Microsemi Corp.(a)	155,800	2,537,982
NVIDIA Corp.(a)	64,700	1,537,272

		5,076,452

Financial Services — 3.4%
Affiliated Managers Group, Inc.(a)	75,100	4,658,453
Collegiate Funding Services, Inc.(a)	110,800	1,726,264

		6,384,717

Gaming — 8.4%
Boyd Gaming Corp.	123,700	6,450,955
Pinnacle Entertainment, Inc.(a)	207,400	3,463,580
Shuffle Master, Inc.(a)	64,950	1,880,952
Station Casinos, Inc.	61,500	4,154,325

		15,949,812

Health Services — 5.5%
Community Health Systems, Inc.(a)	89,700	3,131,427
LifePoint Hospitals, Inc.(a)	74,900	3,283,616
United Surgical Partners International, Inc.(a)	88,400	4,046,068

		10,461,111

Human Resources — 2.0%
Resources Connection, Inc.(a)	178,200	3,729,726

Insurance — 0.9%
Bristol West Holdings, Inc.	105,800	1,639,900

Internet Services — 1.6%
Ask Jeeves, Inc.(a)	85,400	2,398,032
Jupitermedia Corp.(a)	40,900	634,359

		3,032,391

Media — 1.1%
Citadel Broadcasting Corp.(a)	105,100	1,443,023
Entravision Communications Corp. (Class “A” Stock)(a)	82,000	727,340

		2,170,363

Medical Products — 15.6%
Abgenix, Inc.(a)	101,200	708,400
Advanced Medical Optics, Inc.(a)	80,100	2,900,421
Alkermes, Inc.(a)	126,400	1,312,032
Animas Corp.(a)	77,600	1,568,296
Cooper Cos., Inc. (The)	26,300	1,917,270
Covance, Inc.(a)	52,200	2,485,242
Cutera, Inc.(a)	110,650	2,133,332
ICOS Corp.(a)	52,000	1,167,920
INAMED Corp.(a)	54,900	3,836,412
Invitrogen Corp.(a)	32,300	2,235,160
LCA-Vision, Inc.	67,300	2,241,090
Martek Biosciences Corp.(a)	64,000	3,724,160
MGI Pharma, Inc.(a)	45,500	1,149,785
Protein Design Labs, Inc.(a)	90,300	1,443,897
Wright Medical Group, Inc.(a)	36,800	883,200

SP SMALL CAP GROWTH PORTFOLIO (Continued)

(formerly known as SP State Street Research Small Cap Growth Portfolio)

March 31, 2005 (Unaudited)

	Shares	Value
		29,706,617

Metals & Mining — 1.0%
CONSOL Energy, Inc.	41,200	1,937,224

Oil & Gas Equipment & Services — 1.5%
Newpark Resources, Inc.(a)	297,900	1,754,631
Tidewater, Inc.	29,300	1,138,598

		2,893,229

Oil & Gas Exploration & Production — 3.0%
Cabot Oil & Gas Corp.	20,600	1,136,090
Patterson-UTI Energy, Inc.	65,400	1,636,308
Pride International, Inc.(a)	117,800	2,926,152

		5,698,550

Retail — 6.5%
Aaron Rents, Inc.	109,700	2,194,000
Applebee’s International, Inc.	45,900	1,265,004
Cost Plus, Inc.(a)	24,600	661,248
Guitar Center, Inc.(a)	57,500	3,152,725
RARE Hospitality International, Inc.(a)	91,600	2,828,608
West Marine, Inc.(a)	107,300	2,281,198

		12,382,783

Semiconductor Equipment — 3.1%
02Micro International Ltd. (Cayman Islands)(a)	99,700	1,025,913
ATMI, Inc.(a)	51,800	1,297,072
Essex Corp.(a)	33,000	538,890
Helix Technology Corp.	81,800	1,265,446
Mattson Technology, Inc.(a)	96,900	769,386
Micrel, Inc.(a)	97,800	901,716

		5,798,423

Telecommunication Equipment — 8.6%
American Tower Corp. (Class “A” Stock)(a)	285,400	5,202,842
Anaren, Inc.(a)	106,900	1,296,697
Ditech Communications Corp.(a)	66,400	828,008
Polycom, Inc.(a)	224,700	3,808,665
Scientific-Atlanta, Inc.	47,700	1,346,094
SpectraLink Corp.	180,800	2,552,896
SpectraSite, Inc.(a)	21,500	1,246,355

		16,281,557

TOTAL LONG-TERM INVESTMENTS (cost $150,063,703)		165,210,066

SHORT-TERM INVESTMENT — 12.8%

	Principal Amount (000)	Value
U.S. GOVERNMENT SECURITIES
Federal Home Loan Bank 2.55%, 4/1/05	$24,400	24,400,000

TOTAL INVESTMENTS — 99.8% (cost $174,463,703)(b))		189,610,066
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		368,546

NET ASSETS — 100%		$189,978,612

(a)	Non-income producing security.

(b)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$176,755,697	$19,137,986	$6,283,617	$12,854,369

SCHEDULE OF INVESTMENTS

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO

March 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS
Biotechnology — 4.1%
Amgen, Inc.(a)	14,150	$823,671
Genentech, Inc.(a)	32,600	1,845,486

		2,669,157

Building/Construction — 2.2%
Pulte Homes, Inc.	19,200	1,413,696

Capital Markets — 2.6%
Merrill Lynch & Co., Inc.	29,600	1,675,360

Communications Equipment — 6.0%
Corning, Inc.(a)	96,000	1,068,480
Juniper Networks, Inc.(a)	44,700	986,082
QUALCOMM, Inc.	49,700	1,821,505

		3,876,067

Computers & Peripherals — 4.9%
Apple Computer, Inc.(a)	37,200	1,550,124
Dell, Inc.(a)	41,600	1,598,272

		3,148,396

Consumer Finance — 2.7%
American Express Co.	33,600	1,726,032

Cosmetics & Toiletries — 1.5%
Avon Products, Inc.	22,200	953,268

Diversified Financial Services — 5.7%
Citigroup, Inc.	20,950	941,493
J.P. Morgan Chase & Co.	43,800	1,515,480
MBNA Corp.	50,700	1,244,685

		3,701,658

Electronic Equipment & Instruments — 3.5%
Agilent Technologies, Inc.(a)	69,900	1,551,780
Broadcom Corp.(a)	24,100	721,072

		2,272,852

Food & Staples Retailing — 2.6%
Whole Foods Market, Inc.	16,700	1,705,571

Health Care Equipment & Supplies — 3.8%
St. Jude Medical, Inc.(a)	40,300	1,450,800
Zimmer Holdings, Inc.(a)	12,550	976,515

		2,427,315

Health Care Providers & Services — 2.9%
UnitedHealth Group, Inc.	19,950	1,902,831

Hotels, Restaurants & Leisure — 1.9%
Starbucks Corp.(a)	24,000	1,239,840

Industrial Conglomerates — 5.2%
General Electric Co.	93,200	3,360,792

Insurance — 2.1%
American International Group, Inc.	24,700	1,368,627

Internet & Catalog Retail — 4.7%
eBay, Inc.(a)	81,450	3,034,827

Internet Software & Services — 9.7%
Google, Inc. (Class “A” Stock)(a)	14,300	2,581,293
Yahoo!, Inc.(a)	109,800	3,722,220

		6,303,513

Media — 1.2%
E.W. Scripps Co. (Class “A” Stock)	15,850	772,688

Multiline Retail — 7.1%
Federated Department Stores, Inc.	22,100	1,406,444
Target Corp.	63,500	3,176,270

		4,582,714

Oil & Gas Drilling — 2.3%
Nabors Industries, Ltd. (Barbados)(a)	25,300	1,496,242

Personal Products — 2.7%
Estee Lauder Cos, Inc.	38,200	1,718,236

Pharmaceuticals — 4.4%
Alcon, Inc.	13,800	1,232,202
Novartis AG ADR (Switzerland)	34,900	1,632,622

		2,864,824

Semiconductors & Semiconductor Equipment — 5.6%
Intel Corp.	80,600	1,872,338
Marvell Technology Group Ltd. (a)	45,400	1,740,636

		3,612,974

Software — 4.4%
Electronic Arts, Inc.(a)	54,800	2,837,544

Specialty Retail — 2.0%
Lowe’s Cos., Inc.	22,250	1,270,253

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Wireless Telecommunication Services — 1.8%
Nextel Communications, Inc. (Class “A”
Stock)(a)	39,900	1,133,958

TOTAL LONG-TERM INVESTMENTS (cost $58,823,749)		63,069,235

SHORT-TERM INVESTMENTS — 3.4%
Mutual Fund — 1.9%
Dryden Core Investment Fund - Taxable
Money Market Series (cost $1,213,073)	1,213,073	1,213,073

	Principal Amount (000)
Repurchase Agreement — 1.5%
State Street Bank & Trust Co.,
2.25%, 4/1/05(b) (cost $1,012,189)	$1,012	1,012,189

TOTAL SHORT-TERM INVESTMENTS (cost $2,225,262)		2,225,262

TOTAL INVESTMENTS — 101.0% (cost $61,049,011 c)		65,294,497
LIABILITIES IN EXCESS OF OTHER
ASSETS — (1.0)%		(673,709)

NET ASSETS — 100%		$64,620,788

The following abbreviation is used in portfolio descriptions:

ADR        American Depositary Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $1,012,252 due 4/01/05. The value of the collateral including accrued interest was $1,036,421. Collateralized by United States Treasury or Federal Agency obligations.

(c)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$61,208,433	$5,461,443	$1,375,379	$4,086,064

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP TECHNOLOGY PORTFOLIO

March 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.7%
COMMON STOCKS
Communications Equipment — 12.4%
Cisco Systems, Inc.(a)	43,000	$769,270
Corning, Inc.(a)	70,300	782,439
Juniper Networks, Inc.(a)	24,500	540,470
Motorola, Inc.	25,100	375,747
QUALCOMM, Inc.	18,800	689,020

		3,156,946

Computer Hardware — 9.0%
Dell, Inc.(a)	19,500	749,190
EMC Corp.(a)	46,000	566,720
Network Appliance, Inc.(a)	35,500	981,930

		2,297,840

Computer Services — 5.1%
Automatic Data Processing, Inc.	14,500	651,775
Cognizant Technology Solutions Corp.
(Class “A” Stock)(a)	14,000	646,800

		1,298,575

Consulting Services — 2.8%
Accenture Ltd. (Class “A” Stock)
(Bermuda)(a)	29,000	700,350

Education — 2.4%
Apollo Group, Inc. (Class “A”
Stock)(a)	8,300	614,698

Electronic Components — 5.5%
Microchip Technology, Inc.	24,800	645,048
Xilinx, Inc.	25,900	757,057

		1,402,105

Internet Content — 5.0%
eBay, Inc.(a)	12,600	469,476
Yahoo!, Inc.(a)	24,000	813,600

		1,283,076

Internet Services — 6.4%
Check Point Software Technologies
Ltd.(a)	24,300	528,282
CheckFree Corp.(a)	14,000	570,640
VeriSign, Inc.(a)	18,500	530,950

		1,629,872

Medical Products — 3.2%

	Shares	Value
Zimmer Holdings, Inc.(a)	10,300	801,443

Medical Technology — 8.1%
Amgen, Inc.(a)	10,900	634,489
Genentech, Inc.(a)	12,600	713,286
Teva Pharmaceutical Industries Ltd.
ADR (Israel)	23,300	722,300

		2,070,075

Semiconductor Components — 10.7%
Intel Corp.	22,700	527,321
Linear Technology Corp.	18,100	693,411
Marvell Technology Group Ltd.
(Bermuda)(a)	17,300	663,282
Taiwan Semiconductor Manufacturing
Co. Ltd. ADR (Taiwan)	98,800	837,824

		2,721,838

Software — 18.2%
Adobe Systems, Inc.	14,000	940,380
Cognos, Inc. (Canada)(a)	12,400	520,056
Electronic Arts, Inc.(a)	10,300	533,334
Mercury Interactive Corp.(a)	11,400	540,132
Microsoft Corp.	28,500	688,845
Oracle Corp.(a)	35,000	436,800
SAP AG, ADR (Germany)	19,100	765,528
Symantec Corp.(a)	9,100	194,103

		4,619,178

Telecommunication Equipment — 4.4%
Avaya, Inc.(a)	36,600	427,488
Comverse Technology, Inc.(a)	27,700	698,594

		1,126,082

Telecommunication Services — 3.5%
Amdocs Ltd. (Israel)(a)	31,000	880,400

TOTAL LONG-TERM INVESTMENTS (cost $24,842,123)		24,602,478

SHORT-TERM INVESTMENT — 3.3%

	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Co.,
2.25%, 4/1/05(b)(cost $847,453)	$847	847,453

TOTAL INVESTMENTS — 100.0% (cost $25,689,576(c))		25,449,931

SP TECHNOLOGY PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

Value
LIABILITIES IN EXCESS OF OTHER ASSETS	(1,254)

NET ASSETS — 100%	$25,448,677

The following abbreviation is used in portfolio descriptions:

ADR American Depositary Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $847,506 due 4/01/05. The value of the collateral including accrued interest was $868,467. Collateralized by United States Treasury or Federal Agency obligations.

(c)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized depreciation as of March 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$25,780,406	$1,390,369	$1,720,844	$330,475

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO

March 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 93.8%
COMMON STOCKS — 92.9%
Australia — 6.4%
BHP Billiton Ltd.	628,900	$8,679,447
Macquarie Bank Ltd.	207,200	7,685,785
Toll Holdings Ltd.	329,100	3,553,211
Wesfarmers Ltd.	191,660	5,882,274

		25,800,717

Austria — 2.1%
Erste Bank der Oesterreichischen Sparkassen AG	157,450	8,235,537

Bermuda — 1.8%
Accenture Ltd. (Class “A” Stock)(a)	295,300	7,131,495

Canada — 7.5%
Alimentation Couche-Tard, Inc.(a)	139,000	2,016,574
Canadian National Railway Co.	129,850	8,195,460
Manulife Financial Corp.	194,500	9,285,257
Precision Drilling Corp.(a)	42,600	3,186,988
Research In Motion Ltd.(a)	62,950	4,824,415
Shoppers Drug Mart Corp.	72,200	2,408,855

		29,917,549

China — 1.3%
CNOOC Ltd.	9,861,000	5,310,144

France — 8.1%
Essilor International SA	52,700	3,808,563
Hermes International	28,000	5,636,833
JC Decaux SA(a)	150,100	4,097,744
Sanofi-Synthelabo SA	170,800	14,402,600
Vinci SA	33,000	4,756,905

		32,702,645

Germany — 6.6%
Celesio AG	99,840	8,162,687
Continental AG	94,200	7,305,932
E.ON AG(a)	128,500	11,025,575

		26,494,194

Greece — 2.1%
Coco-Cola Hellenic Bottling Co. SA	46,700	1,168,368
EFG Eurobank Ergasias	120,670	3,738,548
National Bank Of Greece SA	105,040	3,559,312

		8,466,228

Hong Kong — 2.7%
Esprit Holdings Ltd.	649,300	4,433,034
Standard Chartered PLC	111,200	2,000,533
Techtronic Industries Co. Ltd.	2,060,800	4,544,648

		10,978,215

India — 1.7%
HDFC Bank Ltd., ADR	47,200	1,983,816
Infosys Technologies Ltd., ADR	66,200	4,880,926

		6,864,742

Ireland — 1.0%
Anglo Irish Bank Corp., PLC	157,300	3,939,504

Italy — 1.4%
Banco Popolare di Verona e Novara S.c.r.l.	293,100	5,467,419

Japan — 17.3%
ASKUL Corp.	24,700	1,312,972
Canon, Inc.	227,600	12,204,607
Chiyoda Corp.	220,000	2,291,710
Denso Corp.	323,700	8,060,049
Fast Retailing Co. Ltd.	51,700	3,129,096
Hino Motors Ltd.	209,000	1,313,681
Hoya Corp.	28,700	3,158,258
Keyence Corp.	17,600	4,077,068
Nidec Corp.	33,100	4,120,908
ORIX Corp.	43,900	5,596,503
Sharp Corp.	558,800	8,452,612
Shinsei Bank Ltd.	681,000	3,874,009
SMC Corp.	33,100	3,744,316
Sumitomo Trust and Banking Co. Ltd. (The)	859,000	5,599,562
Yamada Denki Co. Ltd.	51,500	2,699,151

		69,634,502

Mexico — 2.6%
America Movil SA de CV, Ser. L	1,750,400	4,512,612
Desarrolladora Homex SA de CV, ADR(a)	66,100	1,624,738
Wal-Mart de Mexico SA de CV, Ser. V	1,170,400	4,106,943

		10,244,293

Norway — 1.9%
Statoil ASA	457,400	7,795,791

Russia — 0.5%
Mobile TeleSystems OJSC, ADR	57,500	2,023,425

South Africa — 1.9%
Sasol	170,400	3,961,979

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO (Continued)

March 31, 2005 (Unaudited)

	Shares	Value
Standard Bank Group Ltd.	367,393	3,698,279

		7,660,258

South Korea — 1.9%
Samsung Electronics Co. Ltd.	15,800	7,810,537

Spain — 0.6%
Grupo Ferrovial SA	44,600	2,525,938

Switzerland — 5.7%
Nobel Biocare Holding AG	9,500	1,999,603
Serono SA (Class “B” Stock)	5,785	4,198,303
Synthes, Inc.	56,000	6,227,164
UBS AG	124,920	10,548,823

		22,973,893

Taiwan — 1.2%
Hon Hai Precision Industry Co. Ltd.	1,076,000	4,781,311

United Kingdom — 16.6%
BG Group PLC	1,894,375	14,722,306
Capital Group PLC	674,300	4,791,207
Carnival PLC	169,290	9,296,744
Man Group PLC	72,950	1,894,157
Next PLC	131,200	3,947,125
Reckitt Benckiser PLC	314,800	10,006,096
SABMiller PLC	612,700	9,592,777
Tesco PLC	2,044,400	12,227,666

		66,478,078

TOTAL COMMON STOCKS (cost $330,720,992)		373,236,415

PREFERRED STOCKS — 0.9%
Brazil
Banco Itau Holding Financeira SA	22,739	3,704,668
(cost $1,829,901)(a)

TOTAL LONG-TERM INVESTMENTS (cost $332,550,893)		376,941,083

SHORT-TERM INVESTMENTS — 4.5%
MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series	18,133,664	18,133,664

(cost $18,133,664)		18,133,664

TOTAL INVESTMENTS — 98.3% (cost $ 350,684,557) (b)		395,074,747
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%		6,637,841

TOTAL NET ASSETS — 100.0%		$401,712,588

The following abbreviations are used in the portfolio descriptions:

ADR        American Depositary Receipt

(a)	Non-income producing security.

(b)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$350,984,138	$50,213,593	$6,122,984	$44,090,609

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2005 was as follows:

Commerical Banks	11.9%
Oil & Gas	7.9
Mutual Fund	4.5
Capital Markets	4.5
Food & Staples Retailing	4.2
Electronic Equipment & Instruments	4.0
Auto Components	3.8
Pharmaceuticals	3.6
Household Durables	3.2
Office Electronics	3.0
Health Care Equipment & Supplies	3.0
IT Consulting & Services	3.0
Road & Rail	2.9
Wireless Telecommunication Services	2.8
Electric Utilities	2.7
Beverages	2.7
Specialty Retail	2.6
Household Products	2.5
Construction & Engineering	2.4
Hotels Restaurants & Leisure	2.3
Insurance	2.3
Metals & Mining	2.2
Health Care Providers & Services	2.0
Multiline Retail	2.0
Semiconductors & Semiconductor Equipment	1.9
Consumer Finance	1.8
Industrial Conglomerates	1.5
Textiles, Apparel And Luxury Goods	1.4
Machinery	1.3
Commercial Services & Supplies	1.2
Biotechnology	1.1
Media	1.0
Energy Equipment & Services	0.8
Internet & Catalog Retail	0.3

98.3
Other assets in excess of liabilities	1.7

100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued at their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Funds invest in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Series Fund, Inc.

By (Signature and Title)*	/s/ JONATHAN D. SHAIN
Jonathan D. Shain
Secretary of the Fund

Date May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ DAVID R. ODENATH
David R. Odenath
President and Principal Executive Officer

Date May 26, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 26, 2005

*	Print the name and title of each signing officer under his or her signature.